UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 11.9%
Abercrombie & Fitch, Cl A (A)	38,600	$1,669
Amazon.com, Cl A *	17,550	5,700
Apollo Education Group, Cl A *	6,500	203
Autoliv (A)	17,400	1,855
Best Buy	27,400	850
Big Lots	19,300	882
CBS, Cl B	253,940	15,780
Charter Communications, Cl A *	38,760	6,139
Chipotle Mexican Grill, Cl A *	12,100	7,169
Comcast, Cl A (A)	200,360	10,755
Delphi Automotive	131,380	9,031
Dillard’s, Cl A	44,400	5,177
DIRECTV *	137,200	11,663
Discovery Communications, Cl A *	94,477	7,018
Foot Locker, Cl A	79,000	4,007
Ford Motor	678,030	11,690
Fossil Group *	51,531	5,386
GameStop, Cl A (A)	60,400	2,444
Gannett	57,600	1,804
Hanesbrands	3,900	384
Harley-Davidson, Cl A	179,244	12,520
Home Depot	100,310	8,121
International Game Technology	131,900	2,099
Kohl’s	43,200	2,276
L Brands	236,532	13,875
Las Vegas Sands	16,400	1,250
Lear	93,370	8,340
Liberty Media - Interactive, Cl A *	599,300	17,595
Macy’s	120,640	7,000
Magna International, Cl A	51,400	5,538
Murphy USA *	5,500	269
Nike, Cl B	120,025	9,308
priceline.com *	15,925	19,158
Sally Beauty Holdings *	220,000	5,518
Signet Jewelers	42,300	4,678
Starbucks	194,843	15,077
Target, Cl A	32,200	1,866
Tesla Motors * (A)	19,700	4,729
Time Warner Cable, Cl A	98,780	14,550
TripAdvisor *	27,500	2,988
TRW Automotive Holdings *	30,600	2,739
Twenty-First Century Fox	415,370	14,218
Viacom, Cl B	19,900	1,726
Whirlpool	40,700	5,666
Yum! Brands	97,430	7,911

		298,621

Consumer Staples — 7.9%
Altria Group	22,500	944
Anheuser-Busch InBev ADR	143,002	16,437
Archer-Daniels-Midland	205,700	9,074
Coca-Cola	53,600	2,271
Coca-Cola Enterprises	114,870	5,488
Constellation Brands, Cl A *	8,300	731
Costco Wholesale	129,149	14,873
CVS Caremark	129,600	9,768
Dr Pepper Snapple Group	16,700	978
Energizer Holdings	22,200	2,709

Description	Shares	Market Value ($ Thousands)

Estee Lauder, Cl A	145,383	$10,796
Herbalife (A)	84,200	5,434
Hershey	2,500	243
Ingredion	16,500	1,238
Kimberly-Clark	29,700	3,303
Kroger	202,000	9,985
Lorillard (A)	133,900	8,164
Mead Johnson Nutrition, Cl A	234,205	21,821
Nu Skin Enterprises, Cl A	30,700	2,271
PepsiCo	21,400	1,912
Philip Morris International	202,870	17,104
Procter & Gamble	53,000	4,166
Reynolds American	13,200	796
Rite Aid *	113,630	814
Safeway	38,300	1,315
Tyson Foods, Cl A	336,950	12,649
Walgreen	313,475	23,238
Wal-Mart Stores	600	45
Whole Foods Market	256,147	9,895

		198,462

Energy — 11.0%
Apache	32,400	3,260
Baker Hughes	95,300	7,095
Cabot Oil & Gas	194,420	6,637
Chesapeake Energy	37,500	1,166
Chevron	193,100	25,209
Cimarex Energy	4,200	603
ConocoPhillips	122,000	10,459
Core Laboratories	63,773	10,654
EOG Resources	253,000	29,566
Exxon Mobil	359,600	36,205
FMC Technologies *	193,708	11,830
Halliburton	99,486	7,065
Helmerich & Payne	23,800	2,763
Hess	38,400	3,797
Marathon Oil	162,200	6,475
Marathon Petroleum	143,200	11,180
MarkWest Energy Partners	104,770	7,499
Murphy Oil	36,800	2,446
Noble	59,900	2,010
Noble Energy	210,040	16,270
Occidental Petroleum	24,400	2,504
Phillips 66	287,890	23,155
Schlumberger, Cl A	127,267	15,011
SM Energy	69,300	5,828
Tesoro	49,400	2,898
Valero Energy	195,600	9,800
Williams	220,600	12,841

		274,226

Financials — 15.6%
ACE	26,800	2,779
Aflac	31,500	1,961
Allied World Assurance Holdings	72,150	2,743
Allstate	183,600	10,781
American Capital Agency, Cl A †	7,300	171
American Financial Group	79,007	4,706
American International Group	519,100	28,332
American Tower, Cl A †	9,500	855
Ameriprise Financial	51,000	6,120
Annaly Capital Management †	60,600	693

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Assurant	122,210	$8,011
AvalonBay Communities †	1,900	270
Axis Capital Holdings	69,120	3,061
Bank of America	1,431,600	22,004
Bank of New York Mellon	47,700	1,788
BB&T	63,800	2,516
Berkshire Hathaway, Cl B *	23,600	2,987
Boston Properties †	2,200	260
Brandywine Realty Trust †	67,500	1,053
Capital One Financial	132,100	10,911
CBL & Associates Properties †	35,800	680
CBOE Holdings	59,400	2,923
CBRE Group, Cl A *	82,320	2,638
Charles Schwab	522,814	14,079
Chubb	59,700	5,503
Citigroup	482,150	22,709
CME Group	111,825	7,934
CNA Financial	25,700	1,039
Comerica	17,500	878
CommonWealth †	17,600	463
Crown Castle International †	266,175	19,766
Discover Financial Services	215,300	13,344
East West Bancorp	1,900	66
Endurance Specialty Holdings	20,000	1,032
Equity Residential †	8,600	542
Everest Re Group	55,810	8,957
Fifth Third Bancorp	417,500	8,914
General Growth Properties †	13,700	323
Genworth Financial, Cl A *	332,100	5,779
Goldman Sachs Group	12,300	2,059
Hartford Financial Services Group	52,600	1,884
HCP †	10,500	434
Health Care †	6,600	414
Hospitality Properties Trust †	29,600	900
Host Hotels & Resorts †	10,200	224
Huntington Bancshares	229,300	2,187
IntercontinentalExchange Group	59,250	11,192
JPMorgan Chase	264,100	15,218
KeyCorp	787,200	11,281
Kimco Realty †	5,800	133
Lincoln National	84,900	4,367
McGraw-Hill	70,200	5,829
MetLife	42,000	2,333
MFA Financial †	94,700	777
Morgan Stanley	34,500	1,115
Navient	52,100	923
Northern Trust	4,400	283
PartnerRe	62,700	6,847
PNC Financial Services Group	137,270	12,224
Progressive	259,333	6,577
ProLogis †	11,900	489
Protective Life	37,300	2,586
Prudential Financial	35,400	3,142
Public Storage †	3,400	583
Realty Income † (A)	4,500	200
Regions Financial	155,700	1,653
Reinsurance Group of America, Cl A	79,270	6,254
RenaissanceRe Holdings	47,990	5,135

Description	Shares	Market Value ($ Thousands)

Senior Housing Properties Trust †	28,600	$695
Simon Property Group †	7,400	1,230
SLM	52,100	433
State Street	43,900	2,953
Travelers	124,900	11,749
Unum Group	142,500	4,953
Validus Holdings	45,100	1,725
Ventas †	3,851	247
Vornado Realty Trust †	2,800	299
Waddell & Reed Financial, Cl A	71,880	4,499
Washington Prime Group * †	3,700	69
Wells Fargo	490,100	25,760
Weyerhaeuser †	8,000	265

		391,691

Health Care — 13.0%
AbbVie	35,200	1,987
Aetna, Cl A	65,300	5,295
Alexion Pharmaceuticals *	83,240	13,006
Allergan	132,725	22,460
AmerisourceBergen	69,700	5,064
Amgen, Cl A	32,700	3,871
Baxter International	78,700	5,690
Biogen Idec *	64,330	20,284
Bristol-Myers Squibb	231,520	11,231
Cardinal Health	99,200	6,801
Celgene, Cl A *	380,950	32,716
Cigna	80,500	7,404
Covance *	84,106	7,198
DaVita HealthCare Partners *	134,797	9,748
Express Scripts Holding *	286,720	19,878
Gilead Sciences *	156,578	12,982
HCA Holdings *	24,800	1,398
Humana	82,200	10,499
Intuitive Surgical *	26,637	10,969
Jazz Pharmaceuticals *	4,400	647
Johnson & Johnson	98,700	10,326
McKesson	54,300	10,111
Medtronic	41,200	2,627
Merck	105,900	6,126
Myriad Genetics * (A)	21,600	841
Novo Nordisk ADR	264,925	12,237
Omnicare	92,700	6,171
Perrigo	54,325	7,918
Pfizer	567,857	16,854
Shire	74,640	17,577
United Therapeutics * (A)	69,900	6,185
UnitedHealth Group	18,900	1,545
WellPoint	132,010	14,206
Zimmer Holdings	27,900	2,897

		324,749

Industrials — 9.6%
Aecom Technology *	900	29
AGCO	48,500	2,727
Alaska Air Group	49,360	4,692
Alliant Techsystems	39,889	5,342
American Airlines Group *	54,400	2,337
Avis Budget Group *	48,400	2,889
Boeing	6,600	840
Canadian Pacific Railway	129,640	23,483
Caterpillar, Cl A	40,680	4,421

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Cummins	74,900	$11,556
Danaher, Cl A	147,771	11,634
Deere	57,600	5,216
Delta Air Lines, Cl A	107,260	4,153
Engility Holdings *	4,883	187
Exelis	172,200	2,924
Fastenal, Cl A (A)	142,048	7,030
FedEx	29,260	4,429
Flowserve	141,950	10,554
Fluor	120,489	9,266
General Dynamics	18,100	2,109
General Electric	20,600	541
Huntington Ingalls Industries, Cl A	44,340	4,194
ITT	9,200	442
Kansas City Southern	92,450	9,939
L-3 Communications Holdings	88,460	10,681
Lincoln Electric Holdings	2,400	168
Lockheed Martin	35,600	5,722
Nielsen Holdings	178,090	8,622
Norfolk Southern	20,300	2,092
Northrop Grumman	125,000	14,954
Oshkosh Truck	51,300	2,849
Pall	147,710	12,613
Parker Hannifin, Cl A	44,790	5,631
Pentair *	182,810	13,184
Raytheon	51,200	4,723
RR Donnelley & Sons	78,200	1,326
Southwest Airlines, Cl A	215,200	5,780
Stericycle, Cl A *	81,976	9,708
Timken	37,500	2,544
Towers Watson, Cl A	20,400	2,126
Trinity Industries	101,800	4,451
United Rentals *	10,960	1,148
United Technologies	4,000	462
URS	22,900	1,050

		240,768

Information Technology — 21.3%
Accenture, Cl A	98,005	7,923
Activision Blizzard	49,300	1,100
Adobe Systems *	501,690	36,302
Alliance Data Systems *	23,290	6,550
Amdocs	105,100	4,869
Amphenol, Cl A	108,935	10,495
Ansys *	64,785	4,912
Apple	241,723	22,463
Applied Materials	886,010	19,979
Arrow Electronics, Cl A *	44,850	2,709
Atmel *	44,400	416
Autodesk, Cl A *	143,000	8,062
Avnet	46,300	2,052
Baidu ADR *	26,305	4,914
Blackhawk Network Holdings, Cl B *	6,292	169
Broadridge Financial Solutions	7,500	312
Brocade Communications Systems	225,500	2,075
CA	43,400	1,247
Cisco Systems	280,900	6,980
Cognizant Technology Solutions, Cl A *	123,760	6,053

Description	Shares	Market Value ($ Thousands)

Computer Sciences	23,500	$1,485
CoreLogic *	33,200	1,008
Corning, Cl B	178,000	3,907
eBay *	290,125	14,524
EMC	72,800	1,918
Equinix *	65,725	13,808
Facebook, Cl A *	213,960	14,397
Fidelity National Information Services, Cl B	47,000	2,573
Fiserv, Cl A *	11,100	669
Flextronics International *	302,900	3,353
Genpact *	393,310	6,895
Google, Cl A *	29,398	17,188
Google, Cl C *	32,698	18,811
Harris	37,800	2,863
Hewlett-Packard	233,300	7,858
IAC	9,300	644
Ingram Micro, Cl A *	169,600	4,954
Intel (A)	454,800	14,053
Intuit	163,900	13,199
Leidos Holdings (A)	26,750	1,026
Lexmark International, Cl A (A)	2,300	111
Marvell Technology Group	409,000	5,861
MasterCard, Cl A	533,330	39,184
Micron Technology *	36,600	1,206
Microsoft	834,950	34,818
National Instruments	175,333	5,679
Oracle, Cl B	130,700	5,297
Pandora Media *	96,400	2,844
Qualcomm	450,979	35,718
Salesforce.com *	167,329	9,719
SanDisk	24,700	2,579
Science Applications International	15,285	675
Seagate Technology (A)	53,000	3,011
Skyworks Solutions	94,500	4,438
TE Connectivity	37,400	2,313
Tech Data *	20,300	1,269
Teradata *	64,921	2,610
Texas Instruments	243,830	11,653
VeriFone Holdings *	122,850	4,515
Visa, Cl A	168,741	35,555
Western Digital	162,400	14,989
Xerox	514,300	6,398
Yahoo! *	110,600	3,885
Yelp, Cl A * (A)	64,925	4,978

		534,020

Materials — 3.4%
Cabot	27,000	1,566
Celanese, Ser A	15,700	1,009
CF Industries Holdings	27,300	6,567
Domtar (A)	69,080	2,960
Dow Chemical, Cl A	273,950	14,097
Eastman Chemical	23,100	2,018
Ecolab	98,543	10,972
Freeport-McMoRan Copper & Gold, Cl B	62,100	2,267
Huntsman	98,200	2,759
LyondellBasell Industries, Cl A	184,060	17,973
PPG Industries	42,905	9,017
Reliance Steel & Aluminum	3,500	258

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Large Cap Fund

June 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Rock Tenn, Cl A	15,800	$1,668
Steel Dynamics	48,200	865
Syngenta	95,450	7,140
United States Steel (A)	91,000	2,369
Westlake Chemical	29,800	2,496

		86,001

Telecommunication Services — 0.9%
AT&T	478,400	16,916
CenturyTel	82,000	2,968
Verizon Communications	33,000	1,615

		21,499

Utilities — 1.9%
AES	355,100	5,522
Ameren	32,300	1,320
American Electric Power	153,100	8,539
Dominion Resources	8,600	615
DTE Energy	12,400	966
Duke Energy	9,500	705
Edison International	163,700	9,513
Entergy	110,700	9,087
Exelon	75,500	2,754
Public Service Enterprise Group	144,300	5,886
SCANA	52,300	2,814

		47,721

Total Common Stock (Cost $1,787,681) ($ Thousands)		2,417,758

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 0.080%**†† (B)	40,974,342	40,974

Total Affiliated Partnership (Cost $40,974) ($ Thousands)		40,974

CASH EQUIVALENTS — 3.4%
Investors Cash Trust DWS U.S. Treasury Money Fund 0.010%**	3,089,375	3,089
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	81,310,496	81,311

Total Cash Equivalents (Cost $84,400) ($ Thousands)		84,400

U.S. TREASURY OBLIGATIONS (C) (D)— 0.2%
United States Treasury Bills
0.024%, 07/24/14	$4,105	4,105
1.260%, 03/05/15	117	117

Total U.S. Treasury Obligations (Cost $4,221) ($ Thousands)		4,222

Total Investments — 101.7% (Cost $1,917,276) ($ Thousands)‡		$2,547,354

A list of open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	402	Sep-2014	$344

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,505,163 ($Thousands).

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $39,924 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $40,974 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

‡

At June 30, 2014, the tax basis cost of the Fund’s investments was $1,917,276 ($ Thousands), and the unrealized appreciation and depreciation were $640,951 ($ Thousands) and ($10,873) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,417,758	$—	$—	$2,417,758
Affiliated Partnership	—	40,974	—	40,974
Cash Equivalents	84,400	—	—	84,400
U.S. Treasury Obligations	—	4,222	—	4,222

Total Investments in Securities	$2,502,158	$45,196	$—	$2,547,354

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$344	$—	$—	$344

Total Other Financial Instruments	$344	$—	$—	$344

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2014, there were no Level 3 investments.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3% ‡

Consumer Discretionary — 9.6%
Autoliv (A)	25,700	$2,739
Best Buy	29,200	905
Comcast, Cl A	76,100	4,058
Delphi Automotive	20,200	1,389
Dillard’s, Cl A	59,100	6,892
DIRECTV *	158,700	13,491
Foot Locker, Cl A	143,900	7,299
Ford Motor	221,700	3,822
GameStop, Cl A (A)	51,200	2,072
Gannett	73,800	2,311
General Motors	371,974	13,502
Goodyear Tire & Rubber	32,100	892
H&R Block	82,800	2,775
Kohl’s	123,400	6,501
Lear	99,980	8,930
Macy’s	231,140	13,411
Magna International, Cl A	48,900	5,269
McDonald’s	39,700	4,000
Murphy USA *	4,950	242
Norwegian Cruise Line Holdings *	97,200	3,081
ServiceMaster Global Holdings *	163,000	2,972
Target, Cl A	99,200	5,748
Time Warner Cable, Cl A	19,300	2,843
Toyota Motor ADR	118,400	14,168
Tribune *	58,600	4,981
TRW Automotive Holdings *	26,500	2,372
Viacom, Cl B	90,950	7,888
Whirlpool	45,100	6,279

		150,832

Consumer Staples — 5.1%
Archer-Daniels-Midland	65,300	2,880
Coca-Cola Enterprises	73,170	3,496
ConAgra Foods	98,500	2,924
CVS Caremark	132,200	9,964
Dr Pepper Snapple Group	17,300	1,013
Herbalife (A)	43,000	2,775
Ingredion	33,500	2,514
Kellogg	74,500	4,895
Kroger	201,800	9,975
Lorillard (A)	96,200	5,866
Molson Coors Brewing, Cl B	66,700	4,947
PepsiCo	47,200	4,217
Philip Morris International	35,300	2,976
Procter & Gamble	50,900	4,000
Rite Aid *	102,870	737
Safeway	37,700	1,295
SUPERVALU * (A)	111,437	916
SYSCO, Cl A (A)	118,100	4,423
Tyson Foods, Cl A	140,820	5,286
Wal-Mart Stores	67,700	5,082

		80,181

Energy — 14.3%
Anadarko Petroleum, Cl A	41,400	4,532
Apache	93,000	9,358
Baker Hughes	90,700	6,753
BP ADR	211,492	11,156

Description	Shares	Market Value ($ Thousands)

Cabot Oil & Gas	89,700	$3,062
Canadian Natural Resources	173,600	7,970
Chesapeake Energy	32,200	1,001
Chevron	286,900	37,455
ConocoPhillips	125,700	10,776
EOG Resources	18,600	2,174
EQT	23,700	2,533
Exxon Mobil	365,900	36,839
Halliburton	216,300	15,360
Helmerich & Payne	21,500	2,496
Hess	89,700	8,870
Marathon Oil	293,200	11,705
Marathon Petroleum	154,300	12,046
Murphy Oil	33,800	2,247
Noble	42,500	1,426
Occidental Petroleum	126,400	12,972
Phillips 66	55,800	4,488
SM Energy	65,900	5,542
Tesoro	73,700	4,324
Valero Energy	213,210	10,682

		225,767

Financials — 26.4%
ACE	57,400	5,952
Aflac	29,800	1,855
Allied World Assurance Holdings	34,650	1,317
Allstate	263,800	15,490
Ally Financial *	141,900	3,393
American Financial Group	48,580	2,893
American International Group	280,200	15,293
Ameriprise Financial	44,100	5,292
Aon	27,600	2,487
Assurant	83,550	5,477
AvalonBay Communities †	18,600	2,645
Axis Capital Holdings	67,710	2,998
Bank of America	837,700	12,876
Bank of New York Mellon	44,400	1,664
Berkshire Hathaway, Cl B *	81,300	10,289
Blackstone Group	128,400	4,294
Capital One Financial	127,200	10,507
CBL & Associates Properties †	83,500	1,586
CBOE Holdings	64,500	3,174
CBRE Group, Cl A *	81,860	2,623
Chubb	68,400	6,304
Citigroup	601,400	28,326
Comerica	16,600	833
Discover Financial Services	158,300	9,811
Endurance Specialty Holdings	29,300	1,512
Everest Re Group	82,070	13,171
Fifth Third Bancorp	552,100	11,787
Genworth Financial, Cl A *	316,100	5,500
Goldman Sachs Group	15,100	2,528
Hartford Financial Services Group	256,800	9,196
Hatteras Financial †	217,200	4,303
Hospitality Properties Trust †	58,400	1,775
Huntington Bancshares	236,500	2,256
Invesco	111,600	4,213
JPMorgan Chase	667,900	38,484
KeyCorp	617,600	8,850
KKR	156,600	3,810

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Lincoln National	175,500	$9,028
McGraw-Hill	72,200	5,995
MetLife	392,800	21,824
Morgan Stanley	102,800	3,323
PartnerRe	52,290	5,711
PNC Financial Services Group	162,250	14,448
Protective Life	17,100	1,186
Prudential Financial	41,400	3,675
Regions Financial	713,500	7,578
Reinsurance Group of America, Cl A	35,140	2,773
RenaissanceRe Holdings	45,970	4,919
Santander Consumer USA Holdings	42,800	832
State Street	92,300	6,208
SunTrust Banks	83,700	3,353
Tanger Factory Outlet Centers †	63,900	2,235
Travelers	98,500	9,266
Two Harbors Investment †	281,200	2,947
Unum Group	130,200	4,526
Waddell & Reed Financial, Cl A	63,380	3,967
Wells Fargo	715,700	37,617

		416,175

Health Care — 11.0%
AbbVie	28,700	1,620
Aetna, Cl A	107,200	8,692
Alexion Pharmaceuticals *	9,000	1,406
AmerisourceBergen	69,600	5,057
Amgen, Cl A	53,500	6,333
Baxter International	71,500	5,169
Biogen Idec *	15,600	4,919
Cardinal Health	94,400	6,472
CareFusion *	88,400	3,921
Celgene, Cl A *	25,200	2,164
Cigna	73,900	6,797
Covidien	36,800	3,319
Eli Lilly	79,100	4,917
Express Scripts Holding *	80,200	5,560
Gilead Sciences *	13,800	1,144
HCA Holdings *	24,900	1,404
Humana	44,800	5,722
Johnson & Johnson	95,100	9,949
McKesson	41,750	7,774
Merck	207,100	11,981
Novartis ADR	35,900	3,250
Omnicare	84,100	5,598
Pfizer	1,103,600	32,755
United Therapeutics *	66,100	5,849
UnitedHealth Group	35,800	2,927
WellPoint	152,000	16,357
Zimmer Holdings	29,000	3,012

		174,068

Industrials — 9.3%
AGCO	47,000	2,642
Alaska Air Group	10,440	992
Alliant Techsystems	32,290	4,324
American Airlines Group *	106,700	4,584
Avis Budget Group *	36,300	2,167
Caterpillar, Cl A	89,730	9,751
Cummins	12,700	1,960
Deere	49,700	4,500

Description	Shares	Market Value ($ Thousands)

Delta Air Lines, Cl A	187,080	$7,244
Eaton	75,200	5,804
Engility Holdings *	9,516	364
Exelis	131,940	2,240
FedEx	19,910	3,014
Generac Holdings *	101,000	4,923
General Dynamics	19,200	2,238
General Electric	681,900	17,920
Hertz Global Holdings *	118,100	3,310
Honeywell International	23,300	2,166
Huntington Ingalls Industries, Cl A	42,250	3,997
Joy Global (A)	118,000	7,266
Kennametal	86,600	4,008
L-3 Communications Holdings	80,140	9,677
Lockheed Martin	27,100	4,356
Norfolk Southern	18,700	1,927
Northrop Grumman	88,300	10,563
Oshkosh Truck	79,800	4,431
Raytheon	31,700	2,924
Republic Services	100,900	3,831
RR Donnelley & Sons	117,100	1,986
Southwest Airlines, Cl A	113,000	3,035
Trinity Industries	98,000	4,285
Triumph Group	45,900	3,205
United Rentals * (A)	11,270	1,180

		146,814

Information Technology — 11.2%
Activision Blizzard	223,698	4,988
Amdocs	98,700	4,573
Apple	114,200	10,613
Applied Materials	264,500	5,964
Arrow Electronics, Cl A *	44,670	2,699
Avnet	45,200	2,003
Blackhawk Network Holdings, Cl B *	6,193	167
CA	145,400	4,179
Check Point Software Technologies *	52,500	3,519
Cisco Systems	1,160,300	28,834
Convergys	149,500	3,205
Corning, Cl B	175,400	3,850
EMC	257,400	6,780
Flextronics International *	291,400	3,226
Harris	35,200	2,666
Hewlett-Packard	211,100	7,110
Ingram Micro, Cl A *	181,110	5,290
Intel (A)	421,300	13,018
Marvell Technology Group	238,300	3,415
Microsoft	253,400	10,567
NCR *	74,300	2,607
NXP Semiconductor *	64,300	4,255
Oracle, Cl B	96,800	3,923
SanDisk	21,700	2,266
Seagate Technology (A)	183,600	10,432
TE Connectivity	37,200	2,300
Tech Data *	33,500	2,094
Teradyne (A)	153,600	3,011
Vishay Intertechnology (A)	103,400	1,602
Western Digital	162,300	14,980
Xerox	222,600	2,769

		176,905

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Materials — 3.9%
Celanese, Ser A	16,000	$1,028
CF Industries Holdings	29,100	6,999
Crown Holdings *	165,800	8,250
Domtar	95,000	4,071
Dow Chemical, Cl A	113,300	5,830
Eastman Chemical	65,400	5,713
Freeport-McMoRan Copper & Gold, Cl B	49,200	1,796
Huntsman (A)	123,900	3,482
International Paper	75,800	3,826
Louisiana-Pacific *	49,900	749
LyondellBasell Industries, Cl A	49,100	4,795
Mosaic	62,200	3,076
Owens-Illinois *	115,800	4,011
Reliance Steel & Aluminum	70,900	5,226
Rock Tenn, Cl A	12,300	1,299
United States Steel (A)	86,300	2,247

		62,398

Telecommunication Services — 2.9%
AT&T	572,300	20,237
CenturyTel (A)	82,500	2,986
China Mobile ADR (A)	179,600	8,730
Verizon Communications	285,300	13,960

		45,913

Utilities — 3.6%
AES	346,200	5,384
Ameren	45,100	1,844
American Electric Power	242,100	13,502
Edison International	110,300	6,410
Entergy	110,600	9,079
Exelon	125,500	4,578
Pinnacle West Capital	55,900	3,233
Public Service Enterprise Group	126,200	5,148
Westar Energy, Cl A (A)	110,400	4,216
Xcel Energy	91,200	2,939

		56,333

Total Common Stock (Cost $1,196,734) ($ Thousands)		1,535,386

AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, L.P. 0.080%**†† (B)	55,123,737	55,124

Total Affiliated Partnership (Cost $55,124) ($ Thousands)		55,124

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	41,136,733	41,137

Total Cash Equivalent (Cost $41,137) ($ Thousands)		41,137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
United States Treasury Bills
0.040%, 07/24/14	$2,379	$2,379

Total U.S. Treasury Obligation (Cost $2,379) ($ Thousands)		2,379

Total Investments — 103.6% (Cost $1,295,374) ($ Thousands) ‡‡		$1,634,026

A list of open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	226	Sep-2014	$54

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,577,395 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2014.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $53,759 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $55,124 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

‡‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $1,295,374 ($ Thousands), and the unrealized appreciation and depreciation were $358,466 ($ Thousands) and ($19,814) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,535,386	$—	$—	$1,535,386
Affiliated Partnership	—	55,124	—	55,124
Cash Equivalent	41,137	—	—	41,137
U.S. Treasury Obligation	—	2,379	—	2,379

Total Investments in Securities	$1,576,523	$57,503	$—	$1,634,026

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$54	$—	$—	$54

Total Other Financial Instruments	$54	$—	$—	$54

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0% ‡

Consumer Discretionary — 12.8%
Autozone *	4,100	$2,199
BorgWarner	15,000	978
Brinker International	23,100	1,124
Burger King Worldwide (A)	43,800	1,192
Carter’s	22,600	1,558
CBS, Cl B	2,500	155
Comcast, Cl A	8,000	430
Delphi Automotive	71,900	4,942
Discovery Communications, Cl A * (A)	144,108	10,704
DISH Network, Cl A *	17,700	1,152
Domino’s Pizza	23,100	1,688
Dunkin’ Brands Group (A)	48,100	2,203
Foot Locker, Cl A	5,900	299
Fossil Group *	74,456	7,782
Genuine Parts	21,100	1,853
Goodyear Tire & Rubber	62,600	1,739
Hanesbrands	32,500	3,199
Hasbro	9,100	483
Home Depot	27,200	2,202
Interpublic Group	83,500	1,629
Jarden *	42,300	2,510
L Brands	300,347	17,618
Lear	3,300	295
Liberty Global *	18,409	779
Liberty Media—Interactive, Cl A *	778,660	22,862
Liberty Ventures, Ser A *	14,300	1,055
Lowe’s	26,500	1,272
Madison Square Garden, Cl A *	15,600	974
Marriott International, Cl A	18,700	1,199
Mattel	47,000	1,831
Newell Rubbermaid, Cl B	65,000	2,014
News *	25,425	456
Nike, Cl B	161,000	12,485
NVR *	900	1,036
Omnicom Group	74,600	5,313
O’Reilly Automotive *	39,400	5,934
Polaris Industries (A)	11,600	1,511
priceline.com *	18,325	22,045
Sally Beauty Holdings *	279,050	6,998
Scripps Networks Interactive, Cl A	12,200	990
Service International	9,100	189
Signet Jewelers	2,900	321
Starbucks	228,934	17,715
Starz—Liberty Capital *	37,500	1,117
Thor Industries	2,300	131
Time Warner Cable, Cl A	36,800	5,421
TJX	39,600	2,105
Tupperware Brands	10,300	862
Twenty-First Century Fox, Cl A	85,400	3,002
Under Armour, Cl A *	2,800	167
VF	53,700	3,383
Viacom, Cl B	53,500	4,640
Visteon *	7,300	708
Walt Disney	67,800	5,813
Wyndham Worldwide	7,300	553

Description	Shares	Market Value ($ Thousands)

Wynn Resorts	4,700	$976

		203,791

Consumer Staples — 9.6%
Altria Group	25,497	1,070
Archer-Daniels-Midland	21,100	931
Brown-Forman, Cl B	27,300	2,571
Campbell Soup	1,300	59
Church & Dwight	52,100	3,644
Clorox (A)	33,500	3,062
Coca-Cola Enterprises	120,900	5,776
Colgate-Palmolive	51,300	3,498
Constellation Brands, Cl A *	57,900	5,103
Costco Wholesale	101,675	11,709
CVS Caremark	59,400	4,477
Dr Pepper Snapple Group	31,500	1,845
Estee Lauder, Cl A	210,063	15,599
General Mills, Cl A	66,000	3,468
Hershey	59,100	5,755
Hillshire Brands	1,800	112
Hormel Foods	54,800	2,704
JM Smucker	5,400	575
Kellogg	33,600	2,207
Kimberly-Clark	53,500	5,950
Kroger	80,000	3,955
Lorillard	2,200	134
McCormick (A)	34,400	2,463
Mead Johnson Nutrition, Cl A	190,820	17,779
Reynolds American	46,300	2,794
Safeway	8,400	289
SYSCO, Cl A (A)	24,200	906
Walgreen	399,100	29,585
Whole Foods Market	370,105	14,297

		152,317

Energy — 6.9%
Baker Hughes	6,900	514
Cheniere Energy *	19,700	1,412
Core Laboratories (A)	92,146	15,394
EOG Resources	261,900	30,606
EQT	19,500	2,085
FMC Technologies *	279,887	17,093
Gulfport Energy *	22,900	1,438
Halliburton	7,300	518
Noble Energy	2,600	201
Oneok	10,200	694
Schlumberger, Cl A	183,887	21,689
Southwestern Energy, Cl A *	23,200	1,055
Whiting Petroleum *	2,200	177
Williams	295,525	17,203
World Fuel Services	3,400	167

		110,246

Financials — 7.8%
Allied World Assurance Holdings	13,200	502
American Express	33,200	3,150
American Financial Group	4,200	250
Ameriprise Financial	19,900	2,388
Aon	33,900	3,054
Arch Capital Group *	3,400	195

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Arthur J. Gallagher	38,600	$1,799
Axis Capital Holdings	11,600	514
BlackRock	3,100	991
CBOE Holdings	37,100	1,826
Charles Schwab	794,013	21,383
Chubb	15,000	1,382
CME Group	141,775	10,059
Corrections Corp of America †	3,600	118
Crown Castle International †	329,025	24,433
Endurance Specialty Holdings	6,100	315
Equity Lifestyle Properties †	21,600	954
Extra Space Storage †	2,800	149
Fidelity National Financial, Cl A	8,900	292
Hanover Insurance Group, Cl A	5,000	316
IntercontinentalExchange Group	81,400	15,376
Loews	9,500	418
LPL Financial Holdings	14,300	711
Marsh & McLennan	152,300	7,892
McGraw-Hill	60,200	4,998
Moody’s (A)	29,200	2,560
MSCI, Cl A *	20,700	949
Omega Healthcare Investors † (A)	20,200	745
Progressive	329,842	8,365
Public Storage †	4,100	703
Signature Bank NY, Cl B *	1,800	227
Spirit Realty Capital †	27,500	312
Travelers	37,800	3,556
Validus Holdings	3,200	122
Vornado Realty Trust †	7,300	779
Waddell & Reed Financial, Cl A	26,200	1,640

		123,423

Health Care — 14.8%
Actavis *	25,232	5,628
Aetna, Cl A	19,200	1,557
Agilent Technologies	17,400	1,000
Allergan	168,325	28,484
AmerisourceBergen	95,200	6,917
Becton Dickinson (A)	59,400	7,027
C.R. Bard	11,000	1,573
Celgene, Cl A *	367,900	31,595
Charles River Laboratories International *	10,600	567
Cigna	6,600	607
Cooper, Cl A	3,400	461
Covance *	148,224	12,685
DaVita HealthCare Partners *	194,768	14,086
Dentsply International	14,000	663
Express Scripts Holding *	326,340	22,625
Gilead Sciences *	208,322	17,272
HCA Holdings *	7,400	417
Henry Schein *	37,600	4,462
Idexx Laboratories *	10,200	1,362
Illumina * (A)	14,200	2,535
Intuitive Surgical *	38,487	15,849
Jazz Pharmaceuticals *	9,000	1,323
Johnson & Johnson	51,100	5,346
Laboratory Corp of America Holdings *	29,500	3,021

Description	Shares	Market Value ($ Thousands)

McKesson	17,600	$3,277
MEDNAX *	30,300	1,762
Mylan *	30,600	1,578
Novo Nordisk ADR	335,910	15,515
Patterson	35,300	1,395
Perrigo	76,775	11,191
Salix Pharmaceuticals *	4,900	604
Sirona Dental Systems, Cl A *	20,500	1,691
St. Jude Medical	50,900	3,525
Stryker	51,400	4,334
Techne, Cl A	1,900	176
United Therapeutics *	7,500	664
Universal Health Services, Cl B	1,600	153
Varian Medical Systems *	3,000	249
Waters *	25,200	2,632
Zimmer Holdings	3,400	353

		236,161

Industrials — 11.3%
3M	81,000	11,603
Aecom Technology *	3,400	110
Alaska Air Group	19,600	1,863
Allegion	26,266	1,489
American Airlines Group *	42,300	1,817
Ametek	18,000	941
Babcock & Wilcox	35,000	1,136
BE Aerospace *	32,100	2,969
Carlisle	1,100	95
Chicago Bridge & Iron	28,700	1,957
Cintas	11,400	724
Colfax *	47,900	3,571
Copa Holdings, Cl A	600	85
Crane, Cl A	600	45
CSX	38,400	1,183
Danaher, Cl A	248,114	19,534
Delta Air Lines, Cl A	74,300	2,877
Dover	33,700	3,065
Dun & Bradstreet (A)	13,200	1,455
Emerson Electric	33,200	2,203
Equifax	48,300	3,504
Fastenal, Cl A (A)	205,245	10,158
Flowserve	49,500	3,680
Fluor	174,094	13,388
Hexcel, Cl A *	22,500	920
Honeywell International	30,800	2,863
Hubbell, Cl B	15,300	1,884
Huntington Ingalls Industries, Cl A	19,900	1,882
IDEX	29,900	2,414
Illinois Tool Works	51,400	4,501
Ingersoll-Rand	57,300	3,582
ITT	28,200	1,356
KAR Auction Services	11,400	363
Kirby *	5,100	597
Landstar System	6,400	410
Lennox International	19,800	1,773
Lincoln Electric Holdings	17,600	1,230
Lockheed Martin	44,400	7,136
MRC Global *	4,500	127
Nielsen Holdings	12,000	581
Norfolk Southern	22,700	2,339

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Old Dominion Freight Line, Cl A *	28,600	$1,821
PACCAR	6,500	408
Pall	45,800	3,911
Robert Half International	4,600	220
Rockwell Automation	12,100	1,515
Rockwell Collins	25,000	1,954
Roper Industries	34,900	5,096
Snap-on	2,700	320
Southwest Airlines, Cl A	32,800	881
Spirit Aerosystems Holdings, Cl A *	800	27
Stericycle, Cl A *	151,246	17,910
Toro	23,100	1,469
TransDigm Group (A)	16,600	2,777
Union Pacific	55,400	5,526
United Parcel Service, Cl B	37,900	3,891
United Technologies	10,700	1,235
Verisk Analytics, Cl A *	32,700	1,963
WABCO Holdings *	1,600	171
Wabtec	39,400	3,254
Waste Connections	19,000	922
Waste Management	15,400	689

		179,370

Information Technology — 29.8%
Accenture, Cl A	156,007	12,612
Adobe Systems *	351,075	25,404
Alliance Data Systems *	18,500	5,203
Amphenol, Cl A	196,700	18,950
Analog Devices	8,200	443
Ansys *	93,607	7,097
Apple	284,533	26,442
Applied Materials	17,200	388
Automatic Data Processing	170,400	13,509
Baidu ADR *	33,383	6,236
Broadridge Financial Solutions	49,300	2,053
Cognizant Technology Solutions, Cl A *	178,820	8,746
DST Systems	11,400	1,051
eBay *	368,575	18,451
Equinix * (A)	83,625	17,569
Factset Research Systems	2,700	325
Fidelity National Information Services, Cl B	12,100	662
Fiserv, Cl A *	105,500	6,364
FleetCor Technologies *	15,100	1,990
Flir Systems	4,500	156
Gartner *	35,100	2,475
Genpact *	575,093	10,081
Global Payments	10,300	750
Google, Cl A *	39,836	23,291
Google, Cl C *	39,711	22,845
Harris	7,400	560
IAC	26,200	1,814
Intuit	234,200	18,860
Jack Henry & Associates	34,300	2,039
Knowles *	11,650	358
Linear Technology	11,400	537
MasterCard, Cl A	389,950	28,650
Microchip Technology (A)	24,400	1,191

Description	Shares	Market Value ($ Thousands)

Microsoft	801,708	$33,431
Motorola Solutions	75,900	5,053
National Instruments	253,338	8,206
NCR *	13,800	484
Paychex	119,800	4,979
Qualcomm	603,928	47,831
Salesforce.com * (A)	241,773	14,042
Silicon Laboratories *	11,600	571
Teradata * (A)	82,335	3,310
Total System Services	18,300	575
Vantiv, Cl A *	26,100	877
VeriFone Holdings *	155,750	5,724
VeriSign * (A)	35,100	1,713
Visa, Cl A	241,809	50,952
Xilinx	44,600	2,110
Yelp, Cl A * (A)	82,575	6,332
Zebra Technologies, Cl A *	1,200	99

		473,391

Materials — 4.6%
Airgas	23,100	2,516
AptarGroup	15,400	1,032
Ball	17,300	1,084
Bemis	18,500	752
Dow Chemical, Cl A	8,000	412
E.I. Du Pont de Nemours	35,300	2,310
Ecolab	215,784	24,025
FMC	44,500	3,168
International Flavors & Fragrances	35,200	3,671
LyondellBasell Industries, Cl A	26,300	2,568
NewMarket (A)	3,800	1,490
Packaging Corp of America	38,900	2,781
PPG Industries	13,100	2,753
Praxair	15,500	2,059
RPM International	38,500	1,778
Scotts Miracle-Gro, Cl A	10,100	574
Sherwin-Williams, Cl A	13,200	2,731
Sigma-Aldrich	34,200	3,471
Silgan Holdings	18,200	925
Syngenta	121,046	9,054
Valspar	700	53
Westlake Chemical	13,700	1,148
WR Grace *	27,200	2,571

		72,926

Telecommunication Services — 0.3%
SBA Communications, Cl A *	42,500	4,348
tw telecom, Cl A *	800	32

		4,380

Utilities — 0.2%
Aqua America	12,200	320
ITC Holdings	69,300	2,528
Questar	5,500	136

		2,984

Total Common Stock (Cost $1,196,007) ($ Thousands)		1,558,989

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P. 0.080%**†† (B)	49,629,770	$49,630

Total Affiliated Partnership (Cost $49,630) ($ Thousands)		49,630

CASH EQUIVALENTS — 1.8%
Investors Cash Trust DWS U.S. Treasury Money Fund, 0.010%**	4,212,429	4,213
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	25,122,344	25,122

Total Cash Equivalents (Cost $29,335) ($ Thousands)		29,335

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
United States Treasury Bills
0.052%, 07/24/14	$2,186	2,186

Total U.S. Treasury Obligation (Cost $2,186) ($ Thousands)		2,186

Total Investments — 103.1% (Cost $1,277,158) ($ Thousands)‡‡		$1,640,140

A list of open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	26	Sep-2014	$76
S&P 500 Index E-MINI	205	Sep-2014	161

			$237

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,591,388 ($Thousands).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $45,888 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $49,630 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

‡‡

At June 30, 2014, the tax basis cost of the Fund’s investments was $1,277,158 ($ Thousands), and the unrealized appreciation and depreciation were $373,047 ($ Thousands) and ($10,065) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,558,989	$—	$—	$1,558,989
Affiliated Partnership	—	49,630	—	49,630
Cash Equivalents	29,335	—	—	29,335
U.S. Treasury Obligation	—	2,186	—	2,186

Total Investments in Securities	$1,588,324	$51,816	$—	$1,640,140

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$237	$—	$—	$237

Total Other Financial Instruments	$237	$—	$—	$237

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 12.1%
Amazon.com, Cl A *	5,145	$1,671
Autoliv (A)	22,650	2,414
Bed Bath & Beyond *	18,911	1,085
Best Buy	86,319	2,677
CarMax *	1,883	98
CBS, Cl B	217,082	13,489
Charter Communications, Cl A *	18,086	2,864
Chipotle Mexican Grill, Cl A *	13,788	8,169
Coach (A)	137,282	4,694
Comcast, Cl A (A)	199,521	10,710
CST Brands	26,846	926
Darden Restaurants	3,127	145
Delphi Automotive	118,155	8,122
Dillard’s, Cl A	25,714	2,999
DIRECTV *	149,085	12,674
Discovery Communications, Cl A (A)*	26,104	1,939
DISH Network, Cl A *	17,303	1,126
Domino’s Pizza	18,894	1,381
DR Horton	6,500	160
Expedia (A)	7,289	574
Family Dollar Stores	701	46
Foot Locker, Cl A	30,000	1,522
Ford Motor	403,297	6,953
Fossil Group *	45,038	4,707
GameStop, Cl A (A)	164,221	6,646
Gannett	153,973	4,821
Gap	100,419	4,174
General Motors	4,749	172
Genuine Parts	2,400	211
Goodyear Tire & Rubber	145,740	4,048
Graham Holdings, Cl B	809	581
H&R Block	52,113	1,747
Harley-Davidson, Cl A	294,668	20,583
Harman International Industries, Cl A	89,212	9,584
Hasbro	9,640	512
Home Depot	119,248	9,654
International Game Technology	28,909	460
Interpublic Group	2,743	54
Johnson Controls	4,300	215
Kohl’s	11,093	584
L Brands	114,533	6,719
Lands’ End (A)*	119,166	4,002
Las Vegas Sands	4,119	314
Lear	115,549	10,321
Liberty Global *	3,095	131
Liberty Global, Cl A (A)*	3,095	137
Liberty Media—Interactive, Cl A *	748,846	21,986
Liberty Ventures, Ser A *	16,818	1,241
LKQ *	13,165	351
Lowe’s	45,020	2,161
Macy’s	86,900	5,042
Magna International, Cl A	65,512	7,059
Marriott International, Cl A	11	1

Description	Shares	Market Value ($ Thousands)

Mattel	6,987	$272
McDonald’s	6,294	634
MGM Mirage *	33,662	889
Michael Kors Holdings *	5,577	494
Murphy USA *	24,225	1,184
NetFlix *	1,635	721
Newell Rubbermaid, Cl B	63,977	1,982
News, Cl A *	48,686	873
News, Cl B *	58,750	1,025
Nike, Cl B	249,213	19,327
Nordstrom	117,714	7,996
Omnicom Group	3,479	248
Panera Bread, Cl A *	12,140	1,819
PetSmart	1,608	96
priceline.com *	16,758	20,160
Ralph Lauren, Cl A	7,668	1,232
Royal Caribbean Cruises	3,900	217
Signet Jewelers	40,637	4,494
Sirius XM Holdings (A)*	19,560	68
Staples	4,274	46
Starbucks	139,397	10,787
Starwood Hotels & Resorts Worldwide	4,743	383
Target, Cl A	21,414	1,241
Tempur-Pedic International (A)*	21,091	1,259
Tesla Motors (A)*	10,289	2,470
Time *	5,248	127
Time Warner	41,985	2,949
Time Warner Cable, Cl A	81,364	11,985
TJX	4,954	263
TripAdvisor *	11,773	1,279
TRW Automotive Holdings *	16,424	1,470
Tupperware Brands	5,517	462
Twenty-First Century Fox	366,366	12,541
Twenty-First Century Fox, Cl A	114,501	4,025
Under Armour, Cl A (A)*	66,082	3,931
Urban Outfitters *	763	26
VF	4,748	299
Viacom, Cl B	6,036	524
Walt Disney	114,940	9,855
Whirlpool	68,064	9,476
Wyndham Worldwide	55,235	4,182
Yum! Brands	87,475	7,103

		365,070

Consumer Staples — 8.2%
Altria Group	89,960	3,773
Anheuser-Busch InBev ADR	132,920	15,278
Archer-Daniels-Midland	240,966	10,629
Brown-Forman, Cl B	19,493	1,836
Bunge	22,852	1,729
Church & Dwight	11,874	831
Clorox	832	76
Coca-Cola	84,125	3,563
Coca-Cola Enterprises	38,954	1,861
Colgate-Palmolive	6,566	448
ConAgra Foods	49,133	1,458
Constellation Brands, Cl A *	10,975	967
Costco Wholesale	194,148	22,358
CVS Caremark	260,343	19,622

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Dr Pepper Snapple Group (A)	25,908	$1,518
Estee Lauder, Cl A	157,034	11,661
Herbalife (A)	119,792	7,732
Hershey	47,876	4,662
Ingredion	22,400	1,681
Keurig Green Mountain	11,520	1,435
Kimberly-Clark	41,873	4,657
Kraft Foods	13,143	788
Kroger	265,496	13,123
Lorillard (A)	80,682	4,919
Mead Johnson Nutrition, Cl A	211,348	19,691
Mondelez International, Cl A	244,723	9,204
PepsiCo	3,825	342
Philip Morris International	142,499	12,014
Procter & Gamble	83,374	6,552
Reynolds American	93,279	5,630
Safeway	107,954	3,707
SYSCO, Cl A	6,029	226
Tyson Foods, Cl A	381,578	14,324
Walgreen	351,053	26,024
Wal-Mart Stores	48,480	3,639
WhiteWave Foods, Cl A *	17,791	576
Whole Foods Market	210,822	8,144

		246,678

Energy — 11.2%
Anadarko Petroleum, Cl A	3,563	390
Apache	9,872	993
Cabot Oil & Gas	91,996	3,141
Cameron International *	89,684	6,073
Cheniere Energy *	15,424	1,106
Chesapeake Energy	4,174	130
Chevron	248,643	32,460
Cimarex Energy	5,845	839
Concho Resources *	900	130
ConocoPhillips	257,902	22,110
Continental Resources, Cl A (A)*	24,830	3,924
Core Laboratories	53,712	8,973
Devon Energy	6,790	539
Energen	750	67
EOG Resources	269,876	31,538
EQT	2,100	224
Exxon Mobil	394,419	39,710
FMC Technologies *	183,658	11,216
Halliburton	137,907	9,793
Helmerich & Payne	55,735	6,471
Hess	96,213	9,515
HollyFrontier	5,691	249
Kinder Morgan	162,634	5,897
Marathon Oil	197,196	7,872
Marathon Petroleum	136,931	10,690
MarkWest Energy Partners	40,000	2,863
Murphy Oil	96,903	6,442
Nabors Industries	33,146	973
National Oilwell Varco, Cl A	44,172	3,638
Noble	125,000	4,195
Noble Energy	234,453	18,161
Occidental Petroleum	17,280	1,773
Phillips 66	342,900	27,579
Pioneer Natural Resources	2,401	552

Description	Shares	Market Value ($ Thousands)

SandRidge Energy, Cl A (A)*	115,659	$827
Schlumberger, Cl A	169,851	20,034
SM Energy	1,000	84
Southwestern Energy, Cl A *	128,364	5,839
Spectra Energy	6,373	271
Suncor Energy (A)	96,983	4,134
Superior Energy Services	31,248	1,129
Tesoro	20,299	1,191
Ultra Petroleum (A)*	59,940	1,780
Valero Energy	194,270	9,733
Western Refining	23,637	888
Williams	198,732	11,568

		337,704

Financials — 16.4%
ACE	32,344	3,354
Aflac	68,072	4,238
Allied World Assurance Holdings	112,032	4,259
Allstate	59,438	3,490
American Capital *	129,457	1,980
American Express	26,517	2,516
American Financial Group	39,790	2,370
American International Group	531,198	28,993
American Tower, Cl A †	49,283	4,434
Ameriprise Financial	82,444	9,893
Aon	17,008	1,532
Arch Capital Group *	6,051	348
Arthur J. Gallagher	11,453	534
Associated Banc-Corp	21,133	382
Assurant (A)	185,288	12,146
AvalonBay Communities †	1,788	254
Axis Capital Holdings	113,203	5,013
Bank of America	1,261,847	19,395
Bank of New York Mellon	51,336	1,924
BB&T	51,249	2,021
Berkshire Hathaway, Cl B *	43,666	5,526
BlackRock	2,401	767
Boston Properties †	4,827	570
Brandywine Realty Trust †	101,137	1,578
Capital One Financial	188,167	15,543
CBL & Associates Properties †	28,663	545
CBOE Holdings	29,238	1,439
CBRE Group, Cl A *	2,800	90
Charles Schwab	508,727	13,700
Chubb	136,426	12,574
Citigroup	505,196	23,795
CME Group	87,815	6,230
Comerica	24,959	1,252
Crown Castle International †	321,932	23,907
Cullen/Frost Bankers (A)	15,682	1,245
Digital Realty Trust, Cl A †	1,300	76
Discover Financial Services (A)	300,119	18,601
E*Trade Financial *	109,253	2,323
Equity Residential †	13,138	828
Everest Re Group	60,718	9,745
Fidelity National Financial, Cl A	8,706	285
Fifth Third Bancorp	689,655	14,724
Franklin Resources	78,842	4,560
General Growth Properties †	22,472	529

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Genworth Financial, Cl A *	539,006	$9,379
Goldman Sachs Group	21,644	3,624
Hartford Financial Services Group	101,910	3,649
Health Care †	5,009	314
Hospitality Properties Trust †	55,114	1,675
Host Hotels & Resorts †	15,849	349
Huntington Bancshares	321,477	3,067
IntercontinentalExchange Group	52,509	9,919
JPMorgan Chase	474,451	27,338
KeyCorp	816,571	11,701
Kimco Realty †	15,742	362
Lincoln National	182,558	9,391
Loews	5,360	236
Macerich †	5,647	377
MBIA *	48,047	530
McGraw-Hill	110,000	9,133
MetLife	56,878	3,160
Morgan Stanley	24,877	804
Nationstar Mortgage Holdings (A)*	124,992	4,537
Navient	76,532	1,355
PartnerRe	129,412	14,133
People’s United Financial (A)	23,725	360
PNC Financial Services Group	133,835	11,918
Popular *	44,819	1,532
Progressive	309,125	7,839
ProLogis †	14,709	604
Protective Life	103,767	7,194
Prudential Financial	44,724	3,970
Public Storage †	4,106	704
Raymond James Financial	4,992	253
Regions Financial	507,300	5,388
Reinsurance Group of America, Cl A	80,696	6,367
RenaissanceRe Holdings (A)	16,714	1,788
RLJ Lodging Trust †	38,000	1,098
Simon Property Group †	10,751	1,788
SLM	76,532	636
Spirit Realty Capital †	131,075	1,489
State Street	40,538	2,727
SunTrust Banks	16,281	652
Torchmark, Cl A	11,690	958
Travelers	120,419	11,328
Unum Group	110,928	3,856
US Bancorp	65,779	2,850
Validus Holdings	28,272	1,081
Ventas †	7,372	472
Vornado Realty Trust †	5,334	569
Voya Financial	39,187	1,424
Washington Prime Group *†	5,375	101
Wells Fargo	571,346	30,030
Weyerhaeuser (A)†	17,503	579

		494,096

Health Care — 13.0%
Abbott Laboratories	99,343	4,063
AbbVie	87,679	4,949
Actavis *	23,177	5,170
Aetna, Cl A	56,625	4,591

Description	Shares	Market Value ($ Thousands)

Agilent Technologies	5,250	$302
Alexion Pharmaceuticals *	53,484	8,357
Alkermes *	14,917	751
Allergan	139,592	23,622
AmerisourceBergen	88,988	6,466
Amgen, Cl A	170,762	20,213
Ariad Pharmaceuticals (A)*	428,752	2,731
Baxter International	36,801	2,661
Becton Dickinson	2,360	279
Biogen Idec *	80,389	25,347
Bristol-Myers Squibb	96,083	4,661
Cardinal Health	108,112	7,412
Celgene, Cl A *	354,014	30,403
Cerner (A)*	4,400	227
Cigna	68,071	6,261
Community Health Systems *	39,000	1,769
Covance *	92,947	7,954
Covidien	15,456	1,394
Cubist Pharmaceuticals *	3,881	271
DaVita HealthCare Partners *	91,254	6,599
Edwards Lifesciences, Cl A *	1,400	120
Eli Lilly	51,961	3,230
Endo International *	29,070	2,035
Express Scripts Holding *	289,070	20,041
Forest Laboratories, Cl A *	5,722	566
Gilead Sciences *	231,849	19,222
HCA Holdings *	91,112	5,137
Health Net, Cl A *	11,102	461
Henry Schein *	1,000	119
Hill-Rom Holdings	14,983	622
Humana	84,945	10,849
Idexx Laboratories (A)*	36,178	4,832
Illumina *	3,684	658
Intuitive Surgical *	9,524	3,922
Jazz Pharmaceuticals *	19,938	2,931
Johnson & Johnson	181,443	18,982
Mallinckrodt (A)*	1,932	155
McKesson	63,426	11,811
Medivation *	8,573	661
Medtronic	60,275	3,843
Merck	162,674	9,411
Novo Nordisk ADR	292,209	13,497
Omnicare	95,994	6,390
Patterson	2,100	83
Pfizer	803,311	23,842
Questcor Pharmaceuticals (A)	25,299	2,340
Regeneron Pharmaceuticals *	4,677	1,321
Salix Pharmaceuticals *	4,958	612
Shire	84,071	19,798
St. Jude Medical	64,996	4,501
United Therapeutics (A)*	71,499	6,327
UnitedHealth Group	4,280	350
Vertex Pharmaceuticals *	7,611	721
Waters *	1,600	167
WellPoint	112,322	12,087
Zimmer Holdings	37,448	3,890

		391,987

Industrials — 9.9%
ADT, Cl A (A)	1,662	58
Aecom Technology *	11,743	378

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AGCO	84,302	$4,739
Alaska Air Group (A)	45,723	4,346
Allegion	3,048	173
Alliant Techsystems	52,536	7,036
Avis Budget Group *	40,000	2,388
Babcock & Wilcox	37,080	1,203
Boeing	12,550	1,597
C.H. Robinson Worldwide	2,502	160
Canadian Pacific Railway	116,068	21,024
Carlisle	1,500	130
Caterpillar, Cl A	38,536	4,188
Chicago Bridge & Iron	199	13
Colfax *	63,675	4,746
Copa Holdings, Cl A	2,992	427
CSX	10,047	309
Cummins	78,995	12,188
Danaher, Cl A	125,204	9,857
Deere	40,363	3,655
Delta Air Lines, Cl A	248,720	9,630
Donaldson, Cl A (A)	3,800	161
Dover	3,105	282
Dun & Bradstreet	21,406	2,359
Eaton	3,913	302
Emerson Electric	4,998	332
Engility Holdings *	13,582	520
Equifax	2,500	181
Exelis	418,527	7,106
Expeditors International of Washington	1,343	59
Fastenal, Cl A (A)	107,427	5,317
FedEx	38,230	5,787
Flowserve	48,919	3,637
Fluor	110,375	8,488
Fortune Brands Home & Security	1,837	73
General Dynamics	19,797	2,307
General Electric	224,840	5,909
Genesee & Wyoming, Cl A *	2,905	305
Hertz Global Holdings *	4,200	118
Honeywell International	4,905	456
Huntington Ingalls Industries, Cl A	63,273	5,985
Illinois Tool Works	3,529	309
Ingersoll-Rand	9,146	572
ITT	12,586	605
Jacobs Engineering Group *	17,906	954
Kansas City Southern	85,377	9,179
KBR	39,400	940
L-3 Communications Holdings	91,113	11,002
Lincoln Electric Holdings	16,823	1,176
Lockheed Martin	35,370	5,685
Manitowoc	4,100	135
Manpowergroup	18,167	1,542
Navistar International (A)*	9,626	361
Nielsen Holdings	244,893	11,855
Norfolk Southern	26,000	2,679
Northrop Grumman	156,994	18,781
NOW *	11,043	400
Oshkosh Truck	112,940	6,272
Pall	122,735	10,480

Description	Shares	Market Value ($ Thousands)

Parker Hannifin, Cl A	18,236	$2,293
Pentair *	222,977	16,081
Precision Castparts	5,500	1,388
Quanta Services *	1,386	48
Raytheon	160,818	14,835
Republic Services	2,031	77
Robert Half International	2,900	138
Roper Industries	60,847	8,884
RR Donnelley & Sons	93,388	1,584
Southwest Airlines, Cl A	153,456	4,122
Stericycle, Cl A *	73,247	8,674
Textron	5,200	199
Timken	24,553	1,666
Towers Watson, Cl A	4,588	478
Trinity Industries	50,000	2,186
Union Pacific	54,566	5,443
United Parcel Service, Cl B	4,585	471
United Rentals (A)*	7,390	774
United Technologies	17,341	2,002
URS	44,835	2,056
Waste Management	18,232	816
WESCO International *	24,801	2,142
WW Grainger	9,376	2,384

		299,597

Information Technology — 20.4%
Accenture, Cl A	117,395	9,490
Activision Blizzard	17,055	380
Adobe Systems *	592,523	42,875
Akamai Technologies *	12,058	736
Alliance Data Systems *	36,695	10,320
Altera	16,400	570
Amdocs	149,815	6,941
Amphenol, Cl A	97,621	9,405
Analog Devices	42,023	2,272
Ansys *	62,424	4,733
Apple	371,259	34,501
Applied Materials	730,500	16,473
Atmel *	156,217	1,464
Autodesk, Cl A *	31,671	1,786
Avnet	36,856	1,633
Blackhawk Network Holdings, Cl B *	17,735	476
Brocade Communications Systems	180,808	1,664
CA	67,197	1,931
Cisco Systems	204,069	5,071
Citrix Systems (A)*	23,629	1,478
Cognizant Technology Solutions, Cl A *	206,051	10,078
Computer Sciences	28,981	1,832
CoreLogic *	9,831	298
Corning, Cl B	215,764	4,736
DST Systems	11,635	1,072
eBay *	60,452	3,026
Electronic Arts *	58,203	2,088
EMC	232,384	6,121
Equinix *	22,009	4,624
F5 Networks, Cl A *	29,243	3,259
Facebook, Cl A *	356,099	23,962

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Fidelity National Information Services, Cl B	64,209	$3,515
First Solar *	38,575	2,741
Fiserv, Cl A *	42,046	2,536
FleetCor Technologies *	19,160	2,525
Freescale Semiconductor (A)*	89,002	2,092
Genpact *	373,519	6,548
Global Payments	17,235	1,256
Google, Cl A *	29,979	17,528
Google, Cl C *	46,906	26,984
Harris	25,220	1,910
Hewlett-Packard	215,578	7,261
Ingram Micro, Cl A *	160,378	4,685
Intel (A)	258,431	7,986
International Business Machines	20,181	3,658
Intuit	156,005	12,563
Juniper Networks	10,346	254
Knowles *	1,552	48
Lam Research	4,787	323
Leidos Holdings (A)	27,825	1,067
Lexmark International, Cl A (A)	23,673	1,140
Marvell Technology Group	1,128,339	16,169
MasterCard, Cl A	505,603	37,147
Microchip Technology (A)	1,219	59
Micron Technology *	124,091	4,089
Microsoft	883,147	36,827
National Instruments	70,199	2,274
NetApp	25,296	924
Nokia ADR (A)	300,000	2,268
Oracle, Cl B	382,668	15,510
Pandora Media *	90,882	2,681
Qualcomm	534,150	42,305
Red Hat *	1,214	67
Rovi *	33,373	800
Salesforce.com (A)*	129,532	7,523
SanDisk (A)	85,771	8,957
Science Applications International	15,900	702
Seagate Technology	94,758	5,384
Symantec, Cl A	139,365	3,191
TE Connectivity	36,055	2,229
Tech Data *	35,149	2,197
Teradata *	63,400	2,549
Texas Instruments	269,748	12,891
Total System Services	13,564	426
VeriFone Holdings *	155,882	5,729
VeriSign (A)*	91,384	4,461
Visa, Cl A	195,145	41,119
Vishay Intertechnology (A)	88,686	1,374
Western Digital	230,097	21,238
Xerox	527,667	6,564
Yahoo! *	155,857	5,475
Yelp, Cl A *	10,163	779

		615,823

Materials — 3.3%
Avery Dennison	11,196	574
Cabot	18,468	1,071
CF Industries Holdings	21,896	5,267
Domtar	46,826	2,007

Description	Shares	Market Value ($ Thousands)

Dow Chemical, Cl A	285,782	$14,706
E.I. Du Pont de Nemours	5,201	340
Eastman Chemical	34,295	2,996
Ecolab	109,681	12,212
Freeport-McMoRan Copper & Gold, Cl B	29,848	1,089
Huntsman	130,787	3,675
International Paper	30,956	1,562
LyondellBasell Industries, Cl A	197,175	19,254
Martin Marietta Materials, Cl A	550	73
Monsanto	35,004	4,366
Newmont Mining	4,000	102
Owens-Illinois *	32,385	1,122
Packaging Corp of America	58,377	4,173
PPG Industries	29,569	6,214
Praxair	2,548	338
Reliance Steel & Aluminum	25,000	1,843
Rock Tenn, Cl A	13,000	1,373
Royal Gold, Cl A	7,995	608
Sherwin-Williams, Cl A	3,368	697
Sigma-Aldrich	2,200	223
Steel Dynamics	94,148	1,690
Syngenta (A)	110,856	8,292
Vulcan Materials	1,097	70
Westlake Chemical	24,674	2,067
WR Grace *	12,934	1,223

		99,227

Telecommunication Services — 0.6%
AT&T	303,280	10,724
CenturyTel	6,892	249
Level 3 Communications *	24,796	1,089
SBA Communications, Cl A *	19,500	1,995
T-Mobile US *	17,879	601
Verizon Communications	97,068	4,750

		19,408

Utilities — 1.7%
AES	246,798	3,838
Ameren	113,300	4,632
American Electric Power	179,636	10,018
American Water Works	5,896	291
Centerpoint Energy	4,900	125
CMS Energy	7,966	248
Dominion Resources	5,292	379
DTE Energy	10,523	820
Duke Energy	7,375	547
Edison International	234,583	13,631
Entergy	87,753	7,204
Exelon	11,287	412
Hawaiian Electric Industries (A)	3,200	81
MDU Resources Group	2,200	77
National Fuel Gas (A)	1,300	102
NextEra Energy	4,538	465
OGE Energy	5,224	204
PG&E	6,066	291
PNM Resources	43,000	1,261
Public Service Enterprise Group	158,869	6,480
Sempra Energy	1,517	159

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

UGI	710	$36

		51,301

Total Common Stock (Cost $1,763,409) ($ Thousands)		2,920,891

AFFILIATED PARTNERSHIP — 3.4%
SEI Liquidity Fund, L.P. 0.080%**†† (B)	102,297,717	102,298

Total Affiliated Partnership (Cost $102,298) ($ Thousands)		102,298

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	90,893,710	90,894

Total Cash Equivalent (Cost $90,894) ($ Thousands)		90,894

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
United States Treasury Bills 0.054%, 7/24/2014	$6,246	6,246

Total U.S. Treasury Obligation (Cost $6,246) ($ Thousands)		6,246

Total Investments — 103.4% (Cost $1,962,847) ($ Thousands)‡		$3,120,329

A list of open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	571	Sep-2014	$509

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $3,019,232 ($Thousands).

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $99,885 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $102,298 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open future contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $1,962,847 ($ Thousands), and the unrealized appreciation and depreciation were $1,157,744 ($ Thousands) and ($262) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,920,891	$—	$—	$2,920,891
Affiliated Partnership	—	102,298	—	102,298
Cash Equivalent	90,894	—	—	90,894
U.S. Treasury Obligation	—	6,246	—	6,246

Total Investments in Securities	$3,011,785	$108,544	$—	$3,120,329

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$509	$—	$—	$509

Total Other Financial Instruments	$509	$—	$—	$509

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Consumer Discretionary — 11.7%
Amazon.com, Cl A *	55,100	$17,896
Autonation *	9,326	557
Autozone *	4,894	2,624
Bed Bath & Beyond *	30,233	1,735
Best Buy	40,741	1,263
BorgWarner (A)	33,600	2,190
Cablevision Systems, Cl A (A)	32,000	565
CarMax *	32,900	1,711
Carnival	64,784	2,439
CBS, Cl B	78,201	4,859
Chipotle Mexican Grill, Cl A *	4,600	2,725
Coach (A)	40,910	1,399
Comcast, Cl A	384,622	20,647
Darden Restaurants	19,513	903
Delphi Automotive	41,200	2,832
DIRECTV *	69,300	5,891
Discovery Communications, Cl A *	32,300	2,399
Dollar General *	43,500	2,495
Dollar Tree *	30,700	1,672
DR Horton	42,349	1,041
Expedia (A)	15,050	1,185
Family Dollar Stores	14,122	934
Ford Motor	584,680	10,080
Fossil Group *	7,000	731
GameStop, Cl A (A)	17,000	688
Gannett	33,547	1,050
Gap	39,031	1,623
Garmin (A)	18,000	1,096
General Motors	193,200	7,013
Genuine Parts	22,636	1,987
Goodyear Tire & Rubber	38,793	1,078
Graham Holdings, Cl B	686	493
H&R Block	40,604	1,361
Harley-Davidson, Cl A	32,508	2,271
Harman International Industries, Cl A	10,100	1,085
Hasbro	17,091	907
Home Depot	202,396	16,386
Interpublic Group	62,301	1,216
Johnson Controls	98,357	4,911
Kohl’s	28,847	1,520
L Brands	35,927	2,108
Leggett & Platt (A)	21,354	732
Lennar, Cl A	26,207	1,100
Lowe’s	147,536	7,080
Macy’s	53,364	3,096
Marriott International, Cl A	32,652	2,093
Mattel	50,218	1,957
McDonald’s	146,270	14,735
Michael Kors Holdings *	26,500	2,349
Mohawk Industries *	9,100	1,259
NetFlix *	8,800	3,877
Newell Rubbermaid, Cl B	40,947	1,269
News *	73,658	1,321
Nike, Cl B	109,088	8,460
Nordstrom	21,102	1,433
Omnicom Group	38,104	2,714
O’Reilly Automotive *	15,700	2,365

Description	Shares	Market Value ($ Thousands)

PetSmart	14,700	$879
priceline.com *	7,780	9,359
PulteGroup	50,382	1,016
PVH	12,000	1,399
Ralph Lauren, Cl A	8,700	1,398
Ross Stores	31,668	2,094
Scripps Networks Interactive, Cl A	15,900	1,290
Staples (A)	95,714	1,038
Starbucks	111,358	8,617
Starwood Hotels & Resorts Worldwide	28,335	2,290
Target, Cl A	93,619	5,425
Tiffany	16,173	1,621
Time Warner	130,512	9,168
Time Warner Cable, Cl A	41,083	6,052
TJX	103,634	5,508
Tractor Supply	20,500	1,238
TripAdvisor * (A)	16,350	1,777
Twenty-First Century Fox, Cl A	283,233	9,956
Under Armour, Cl A * (A)	24,000	1,428
Urban Outfitters *	15,100	511
VF	50,956	3,210
Viacom, Cl B	57,901	5,022
Walt Disney	238,327	20,434
Whirlpool	11,405	1,588
Wyndham Worldwide	18,802	1,424
Wynn Resorts	12,000	2,491
Yum! Brands	65,570	5,324

		304,963

Consumer Staples — 9.4%
Altria Group	293,856	12,324
Archer-Daniels-Midland	97,466	4,299
Avon Products	64,251	939
Brown-Forman, Cl B	23,892	2,250
Campbell Soup	26,475	1,213
Clorox (A)	19,142	1,749
Coca-Cola	559,206	23,688
Coca-Cola Enterprises	35,017	1,673
Colgate-Palmolive	128,686	8,774
ConAgra Foods	62,052	1,842
Constellation Brands, Cl A *	24,700	2,177
Costco Wholesale	65,118	7,499
CVS Caremark	173,035	13,042
Dr Pepper Snapple Group (A)	29,100	1,705
Estee Lauder, Cl A	37,800	2,807
General Mills, Cl A	90,882	4,775
Hershey	22,112	2,153
Hormel Foods	19,900	982
JM Smucker	15,248	1,625
Kellogg	37,967	2,494
Keurig Green Mountain	18,800	2,343
Kimberly-Clark	55,699	6,195
Kraft Foods	88,299	5,293
Kroger	75,359	3,725
Lorillard (A)	53,528	3,264
McCormick (A)	19,261	1,379
Mead Johnson Nutrition, Cl A	29,834	2,780
Molson Coors Brewing, Cl B	23,346	1,731
Mondelez International, Cl A	250,298	9,413
Monster Beverage *	19,900	1,413

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

PepsiCo	224,285	$20,038
Philip Morris International	232,665	19,616
Procter & Gamble	400,301	31,460
Reynolds American	45,980	2,775
Safeway	34,046	1,169
SYSCO, Cl A (A)	86,520	3,240
Tyson Foods, Cl A	39,590	1,486
Walgreen	129,544	9,603
Wal-Mart Stores	238,444	17,900
Whole Foods Market	54,900	2,121

		244,954

Energy — 10.7%
Anadarko Petroleum, Cl A	74,680	8,175
Apache (A)	57,100	5,745
Baker Hughes	64,749	4,821
Cabot Oil & Gas	62,300	2,127
Cameron International *	30,100	2,038
Chesapeake Energy	74,700	2,322
Chevron	281,678	36,773
Cimarex Energy	13,000	1,865
ConocoPhillips	181,843	15,589
Consol Energy	33,700	1,552
Denbury Resources (A)	52,000	960
Devon Energy	56,713	4,503
Diamond Offshore Drilling (A)	10,100	501
Ensco, Cl A	34,400	1,912
EOG Resources	80,988	9,464
EQT	22,300	2,384
Exxon Mobil	635,398	63,972
FMC Technologies *	34,800	2,125
Halliburton	124,933	8,871
Helmerich & Payne	15,800	1,835
Hess	39,075	3,864
Kinder Morgan	99,065	3,592
Marathon Oil	100,056	3,994
Marathon Petroleum	42,678	3,332
Murphy Oil	25,363	1,686
Nabors Industries	38,678	1,136
National Oilwell Varco, Cl A	63,468	5,227
Newfield Exploration *	20,200	893
Noble	37,600	1,262
Noble Energy	53,300	4,129
Occidental Petroleum	116,259	11,932
Oneok	30,700	2,090
Peabody Energy	41,600	680
Phillips 66	83,671	6,730
Pioneer Natural Resources	21,200	4,872
QEP Resources	26,600	918
Range Resources	24,200	2,104
Rowan, Cl A	18,397	587
Schlumberger, Cl A	192,643	22,722
Southwestern Energy, Cl A *	52,100	2,370
Spectra Energy	99,161	4,212
Tesoro	19,100	1,121
Transocean (A)	50,100	2,256
Valero Energy	78,808	3,948
Williams	110,165	6,413

		279,604

Financials — 15.9%
ACE	49,900	5,175
Affiliated Managers Group *	8,200	1,684

Description	Shares	Market Value ($ Thousands)

Aflac	67,508	$4,202
Allstate	64,259	3,773
American Express	134,715	12,780
American International Group	214,008	11,681
American Tower, Cl A †	58,500	5,264
Ameriprise Financial	28,184	3,382
Aon	43,829	3,949
Apartment Investment & Management, Cl A †	21,639	698
Assurant	10,600	695
AvalonBay Communities †	18,008	2,561
Bank of America	1,555,828	23,913
Bank of New York Mellon	168,086	6,300
BB&T	105,197	4,148
Berkshire Hathaway, Cl B *	266,347	33,709
BlackRock	18,557	5,931
Boston Properties †	22,600	2,671
Capital One Financial	84,862	7,010
CBRE Group, Cl A *	41,300	1,323
Charles Schwab	173,027	4,660
Chubb	36,356	3,351
Cincinnati Financial	21,779	1,046
Citigroup	449,408	21,167
CME Group	46,635	3,309
Comerica	26,883	1,348
Crown Castle International †	49,400	3,668
Discover Financial Services (A)	69,030	4,278
E*Trade Financial *	42,143	896
Equity Residential †	49,640	3,127
Essex Property Trust †	9,100	1,683
Fifth Third Bancorp	125,811	2,686
Franklin Resources	59,745	3,456
General Growth Properties †	76,900	1,812
Genworth Financial, Cl A *	73,400	1,277
Goldman Sachs Group	61,556	10,307
Hartford Financial Services Group	65,886	2,359
HCP †	67,600	2,797
Health Care †	45,600	2,858
Host Hotels & Resorts †	111,748	2,460
Hudson City Bancorp, Cl A	70,400	692
Huntington Bancshares	122,475	1,168
IntercontinentalExchange Group	16,981	3,208
Invesco	64,000	2,416
JPMorgan Chase	559,957	32,265
KeyCorp	131,083	1,878
Kimco Realty †	60,300	1,386
Legg Mason (A)	15,200	780
Leucadia National	46,900	1,230
Lincoln National	38,898	2,001
Loews	45,149	1,987
M&T Bank (A)	19,361	2,402
Macerich †	20,700	1,382
Marsh & McLennan	81,150	4,205
McGraw-Hill	40,121	3,331
MetLife	166,526	9,252
Moody’s (A)	27,808	2,437
Morgan Stanley	207,861	6,720
NASDAQ OMX Group, Cl A	17,400	672
Navient	62,543	1,108
Northern Trust	32,905	2,113

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

People’s United Financial (A)	45,900	$696
Plum Creek Timber † (A)	26,235	1,183
PNC Financial Services Group	79,175	7,051
Principal Financial Group, Cl A	40,548	2,047
Progressive	80,768	2,048
ProLogis †	73,900	3,036
Prudential Financial	68,566	6,087
Public Storage †	21,428	3,672
Regions Financial	204,063	2,167
Simon Property Group †	46,002	7,649
State Street	63,891	4,297
SunTrust Banks	78,996	3,165
T. Rowe Price Group	38,708	3,267
Torchmark, Cl A	12,957	1,062
Travelers	51,452	4,840
Unum Group	38,152	1,326
US Bancorp	268,506	11,632
Ventas †	43,532	2,790
Vornado Realty Trust †	25,773	2,751
Wells Fargo	709,163	37,274
Weyerhaeuser † (A)	86,340	2,857
XL Group, Cl A	40,605	1,329
Zions Bancorporation	27,360	806

		415,059

Health Care — 13.2%
Abbott Laboratories	222,246	9,090
AbbVie	235,546	13,294
Actavis *	25,771	5,748
Aetna, Cl A	52,902	4,289
Agilent Technologies	49,306	2,832
Alexion Pharmaceuticals *	29,300	4,578
Allergan	44,066	7,457
AmerisourceBergen	33,892	2,462
Amgen, Cl A	111,955	13,252
Baxter International	80,438	5,816
Becton Dickinson (A)	28,562	3,379
Biogen Idec *	35,100	11,067
Boston Scientific *	195,612	2,498
Bristol-Myers Squibb	245,175	11,894
C.R. Bard	11,388	1,629
Cardinal Health	50,755	3,480
CareFusion *	30,677	1,361
Celgene, Cl A *	118,500	10,177
Cerner * (A)	43,700	2,254
Cigna	39,771	3,658
Covidien	66,700	6,015
DaVita HealthCare Partners *	26,100	1,887
Dentsply International (A)	21,000	994
Edwards Lifesciences, Cl A *	15,600	1,339
Eli Lilly	146,030	9,079
Express Scripts Holding *	114,361	7,929
Forest Laboratories, Cl A *	35,263	3,491
Gilead Sciences *	227,244	18,841
Hospira *	24,704	1,269
Humana	22,797	2,912
Intuitive Surgical *	5,620	2,314
Johnson & Johnson	418,582	43,792
Laboratory Corp of America Holdings *	12,563	1,286
McKesson	34,069	6,344
Medtronic	148,317	9,457

Description	Shares	Market Value ($ Thousands)

Merck	432,344	$25,011
Mylan *	54,911	2,831
Patterson	12,100	478
PerkinElmer	16,740	784
Perrigo	19,800	2,886
Pfizer	943,691	28,009
Quest Diagnostics (A)	21,224	1,246
Regeneron Pharmaceuticals *	11,600	3,277
St. Jude Medical	41,956	2,905
Stryker	43,642	3,680
Tenet Healthcare *	14,419	677
Thermo Fisher Scientific	59,043	6,967
UnitedHealth Group	144,947	11,849
Varian Medical Systems * (A)	15,400	1,280
Vertex Pharmaceuticals *	34,800	3,295
Waters * (A)	12,497	1,305
WellPoint	41,398	4,455
Zimmer Holdings	25,055	2,602
Zoetis, Cl A	73,846	2,383

		343,084

Industrials — 10.4%
3M	91,982	13,176
ADT, Cl A (A)	25,750	900
Allegion	13,866	786
Ametek	36,100	1,887
Boeing	99,232	12,625
C.H. Robinson Worldwide	22,000	1,403
Caterpillar, Cl A	92,397	10,041
Cintas	14,707	934
CSX	149,150	4,595
Cummins	25,340	3,910
Danaher, Cl A	88,996	7,007
Deere	53,802	4,872
Delta Air Lines, Cl A	125,800	4,871
Dover	24,637	2,241
Dun & Bradstreet	5,500	606
Eaton	70,410	5,434
Emerson Electric	104,206	6,915
Equifax	18,025	1,308
Expeditors International of Washington	29,800	1,316
Fastenal, Cl A (A)	40,300	1,995
FedEx	41,105	6,222
Flowserve	20,300	1,509
Fluor	23,644	1,818
General Dynamics	48,126	5,609
General Electric	1,483,574	38,988
Honeywell International	116,255	10,806
Illinois Tool Works	56,124	4,914
Ingersoll-Rand	37,100	2,319
Iron Mountain	25,675	910
Jacobs Engineering Group *	19,600	1,044
Joy Global (A)	14,800	911
Kansas City Southern	16,200	1,742
L-3 Communications Holdings	12,623	1,524
Lockheed Martin	39,394	6,332
Masco	52,768	1,171
Nielsen Holdings	45,200	2,188
Norfolk Southern	45,826	4,721
Northrop Grumman	31,719	3,795
PACCAR	52,391	3,292

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Pall	16,195	$1,383
Parker Hannifin, Cl A	22,071	2,775
Pentair *	29,166	2,103
Pitney Bowes	31,275	864
Precision Castparts	21,500	5,427
Quanta Services *	32,200	1,114
Raytheon	46,568	4,296
Republic Services	39,783	1,511
Robert Half International	20,327	970
Rockwell Automation	20,526	2,569
Rockwell Collins	19,878	1,553
Roper Industries	14,700	2,147
Ryder System	8,054	710
Snap-on	8,653	1,026
Southwest Airlines, Cl A	102,349	2,749
Stanley Black & Decker	22,935	2,014
Stericycle, Cl A *	12,500	1,480
Textron	41,598	1,593
Tyco International	68,000	3,101
Union Pacific	133,988	13,365
United Parcel Service, Cl B	104,311	10,709
United Technologies	124,932	14,423
Waste Management (A)	63,928	2,859
WW Grainger	9,065	2,305
Xylem	27,200	1,063

		270,746

Information Technology — 18.6%
Accenture, Cl A	93,700	7,575
Adobe Systems *	68,736	4,974
Akamai Technologies *	26,300	1,606
Alliance Data Systems *	7,900	2,222
Altera	46,751	1,625
Amphenol, Cl A	23,400	2,254
Analog Devices	46,199	2,498
Apple	892,117	82,904
Applied Materials	179,150	4,040
Autodesk, Cl A *	33,517	1,890
Automatic Data Processing	71,350	5,657
Avago Technologies, Cl A	37,400	2,695
Broadcom, Cl A	81,536	3,027
CA	47,427	1,363
Cisco Systems	757,904	18,834
Citrix Systems * (A)	24,142	1,510
Cognizant Technology Solutions, Cl A *	89,900	4,397
Computer Sciences	21,433	1,355
Corning, Cl B	193,678	4,251
eBay *	168,732	8,447
Electronic Arts *	45,578	1,635
EMC	302,940	7,979
F5 Networks, Cl A *	10,500	1,170
Facebook, Cl A *	254,400	17,119
Fidelity National Information Services, Cl B	42,865	2,346
First Solar *	10,540	749
Fiserv, Cl A *	36,860	2,223
Flir Systems	21,900	761
Google, Cl A *	41,863	24,476
Google, Cl C *	41,863	24,083
Harris	15,800	1,197
Hewlett-Packard	276,865	9,325

Description	Shares	Market Value ($ Thousands)

Intel (A)	736,515	$22,758
International Business Machines	140,737	25,511
Intuit	41,886	3,373
Jabil Circuit	28,879	603
Juniper Networks *	69,800	1,713
KLA-Tencor	24,571	1,785
Lam Research	23,917	1,616
Linear Technology (A)	34,794	1,638
MasterCard, Cl A	148,700	10,925
Microchip Technology (A)	29,300	1,430
Micron Technology *	157,069	5,175
Microsoft	1,112,093	46,374
Motorola Solutions	33,329	2,219
NetApp	48,876	1,785
Nvidia	81,648	1,514
Oracle, Cl B	507,988	20,589
Paychex	47,856	1,989
Qualcomm	249,732	19,779
Red Hat *	27,900	1,542
Salesforce.com * (A)	83,100	4,826
SanDisk (A)	33,300	3,478
Seagate Technology	48,600	2,761
Symantec, Cl A	102,047	2,337
TE Connectivity	60,700	3,754
Teradata *	23,368	939
Texas Instruments	159,649	7,630
Total System Services	24,580	772
VeriSign * (A)	18,300	893
Visa, Cl A	74,372	15,671
Western Digital	31,100	2,871
Western Union (A)	80,512	1,396
Xerox	164,306	2,044
Xilinx	39,309	1,860
Yahoo! *	139,038	4,884

		484,621

Materials — 3.5%
Air Products & Chemicals	31,326	4,029
Airgas	10,200	1,111
Alcoa	168,935	2,515
Allegheny Technologies (A)	16,559	747
Avery Dennison	14,115	723
Ball	20,582	1,290
Bemis	14,890	606
CF Industries Holdings	7,690	1,850
Dow Chemical, Cl A	178,175	9,169
E.I. Du Pont de Nemours	135,835	8,889
Eastman Chemical	22,516	1,967
Ecolab	40,030	4,457
FMC	19,600	1,395
Freeport-McMoRan Copper & Gold, Cl B	153,736	5,611
International Flavors & Fragrances	11,994	1,251
International Paper	64,070	3,234
LyondellBasell Industries, Cl A	61,600	6,015
MeadWestvaco	24,815	1,098
Monsanto	77,848	9,711
Mosaic	47,900	2,369
Newmont Mining	73,308	1,865
Nucor	46,982	2,314

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Owens-Illinois *	24,400	$845
PPG Industries	20,545	4,317
Praxair	43,499	5,778
Sealed Air	28,328	968
Sherwin-Williams, Cl A	12,616	2,610
Sigma-Aldrich (A)	17,636	1,790
United States Steel (A)	21,426	558
Vulcan Materials (A)	19,349	1,234

		90,316

Telecommunication Services — 2.4%
AT&T	767,840	27,151
CenturyTel (A)	85,457	3,093
Frontier Communications (A)	148,325	866
Verizon Communications	612,648	29,977
Windstream Holdings (A)	89,146	888

		61,975

Utilities — 3.1%
AES	96,890	1,506
AGL Resources	17,600	969
Ameren	35,644	1,457
American Electric Power	72,215	4,027
Centerpoint Energy	63,168	1,613
CMS Energy	39,892	1,243
Consolidated Edison	43,233	2,496
Dominion Resources	86,140	6,161
DTE Energy	26,145	2,036
Duke Energy	104,707	7,768
Edison International	48,153	2,798
Entergy	26,364	2,164
Exelon	126,946	4,631
FirstEnergy	61,810	2,146
Integrys Energy Group (A)	12,334	877
NextEra Energy	64,520	6,612
NiSource	46,279	1,821
Northeast Utilities	46,535	2,200
NRG Energy (A)	47,900	1,782
Pepco Holdings	37,100	1,020
PG&E	67,629	3,248
Pinnacle West Capital	16,349	946
PPL	93,271	3,314
Public Service Enterprise Group	74,830	3,052
SCANA	20,900	1,125
Sempra Energy	33,565	3,515
Southern	131,535	5,969
TECO Energy (A)	32,212	595
Wisconsin Energy (A)	33,300	1,562
Xcel Energy	73,519	2,369

		81,022

Total Common Stock (Cost $1,079,462) ($ Thousands)		2,576,344

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P. 0.080% **†† (B)	94,781,563	94,782

Total Affiliated Partnership (Cost $94,782) ($ Thousands)		94,782

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% **††	25,186,126	$25,186

Total Cash Equivalent (Cost $25,186) ($ Thousands)		25,186

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
United States Treasury Bills
0.010%, 8/7/2014	$3,310	3,310

Total U.S. Treasury Obligation (Cost $3,310) ($ Thousands)		3,310

Total Investments — 103.5% (Cost $1,202,740) ($ Thousands) ‡		$2,699,622

A list of futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($Thousands)
S&P 500 Index E-MINI	346	Sep-2014	$416

For the period ended June 30, 2014, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,608,437 ($Thousands).

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $92,624 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $94,782 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

S&P — Standard & Poor’s

‡

At June 30, 2014, the tax basis cost of the Fund’s investments was $1,202,740 ($ Thousands), and the unrealized appreciation and depreciation were $1,499,991 ($ Thousands) and ($3,109) ($ Thousands) respectively.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2014

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,576,344	$—	$—	$2,576,344
Affiliated Partnership	—	94,782	—	94,782
Cash Equivalent	25,186	—	—	25,186
U.S. Treasury Obligation	—	3,310	—	3,310

Total Investments in Securities	$2,601,530	$98,092	$—	$2,699,622

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$416	$—	$—	$416

Total Other Financial Instruments	$416	$—	$—	$416

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.4%

Consumer Discretionary — 12.5%
2U *	30,802	$518
American Axle & Manufacturing Holdings *	33,081	625
ANN *	17,421	717
Asbury Automotive Group *	8,734	600
Ascena Retail Group *	20,100	344
Big 5 Sporting Goods	10,465	128
Biglari Holdings *	170	72
Bravo Brio Restaurant Group *	19,500	304
Bright Horizons Family Solutions *	23,632	1,015
Brown Shoe	37,644	1,077
Brunswick	27,587	1,162
Buffalo Wild Wings *	7,880	1,306
Cabela’s * (A)	12,160	759
Capella Education	15,093	821
Career Education *	47,800	224
Carmike Cinemas *	23,315	819
Childrens Place Retail Stores	17,159	852
Container Store Group * (A)	26,363	732
Cooper Tire & Rubber	14,710	441
Core-Mark Holding, Cl A	25,268	1,153
Coupons.com * (A)	9,104	239
CROCS *	20,900	314
Dana Holding	27,420	670
Denny’s, Cl A *	15,273	100
Destination XL Group *	21,300	117
Dick’s Sporting Goods	8,860	412
Dorman Products *	10,590	522
Drew Industries	16,156	808
Entravision Communications, Cl A	39,323	245
Ethan Allen Interiors	17,505	433
Express *	4,400	75
Fiesta Restaurant Group *	34,939	1,621
Finish Line, Cl A	15,405	458
Five Below * (A)	59,536	2,376
Francesca’s Holdings * (A)	23,539	347
Fred’s, Cl A	2,300	35
Fuel Systems Solutions *	8,600	96
Genesco *	8,205	674
Gentherm *	14,170	630
G-III Apparel Group *	6,910	564
GNC Holdings, Cl A	6,600	225
Grand Canyon Education *	1,400	64
Gray Television *	6,300	83
Haverty Furniture	18,758	471
Helen of Troy *	3,900	236
HomeAway *	27,799	968
Ignite Restaurant Group *	5,200	76
Jack in the Box	32,801	1,963
K12 * (A)	23,200	558
Krispy Kreme Doughnuts * (A)	49,616	793
La-Z-Boy, Cl Z	37,488	869
Libbey *	41,100	1,095
Life Time Fitness * (A)	11,670	569
Lithia Motors, Cl A	16,213	1,525
LKQ *	27,558	736
Loral Space & Communications *	6,000	436

Description	Shares	Market Value ($ Thousands)

Lumber Liquidators Holdings * (A)	6,530	$496
Marriott Vacations Worldwide *	24,774	1,452
Matthews International, Cl A	11,000	457
MDC Partners, Cl A	33,250	714
Meredith (A)	27,279	1,319
Meritage Homes *	16,704	705
Modine Manufacturing *	55,606	875
Movado Group	22,570	941
Multimedia Games Holding *	16,975	503
NACCO Industries, Cl A	1,100	56
National CineMedia	44,458	778
Noodles, Cl A * (A)	5,867	202
Office Depot *	44,000	250
Orbitz Worldwide *	47,734	425
Orient-Express Hotels, Cl A *	3,700	54
Overstock.com *	12,100	191
Penske Auto Group, Cl A	8,435	418
Pep Boys-Manny Moe & Jack *	32,015	367
PetMed Express (A)	10,100	136
Pier 1 Imports	26,655	411
Pool	32,962	1,865
Popeyes Louisiana Kitchen *	11,480	502
ReachLocal * (A)	36,067	254
Red Robin Gourmet Burgers *	7,632	543
RetailMeNot * (A)	14,972	398
Ruth’s Chris Steak House	34,809	430
Ryland Group (A)	34,492	1,360
Scientific Games, Cl A *	39,770	442
Shoe Carnival	19,265	398
Shutterfly *	31,275	1,347
Six Flags Entertainment	19,078	812
Skechers U.S.A., Cl A *	34,168	1,562
Skullcandy *	8,300	60
Sonic *	4,500	99
Standard Motor Products	3,300	147
Stoneridge *	24,701	265
TAL Education Group ADR *	35,301	971
Tempur-Pedic International *	5,962	356
Tenneco *	5,000	329
Tile Shop Holdings * (A)	38,967	596
TRI Pointe Homes * (A)	17,973	283
Vail Resorts	12,750	984
Vera Bradley * (A)	21,994	481
Vince Holding *	6,147	225
Vitamin Shoppe *	17,818	767
Wolverine World Wide (A)	13,553	353
ZAGG *	12,508	68
Zoe’s Kitchen *	10,074	346
zulily, Cl A * (A)	13,580	556

		62,621

Consumer Staples — 2.0%
Andersons	9,900	511
Casey’s General Stores	12,017	845
Chefs’ Warehouse Holdings * (A)	21,911	433
Chiquita Brands International *	45,900	498
Darling International *	28,160	589
Fairway Group Holdings, Cl A * (A)	4,242	28
Fresh Del Monte Produce	17,200	527
J&J Snack Foods	8,435	794

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Lancaster Colony	2,800	$267
Medifast *	11,233	342
Pilgrim’s Pride *	34,800	952
Post Holdings *	8,820	449
Rite Aid *	74,000	530
Sanderson Farms (A)	7,440	723
Snyder’s-Lance	14,110	373
SpartanNash	24,658	518
Sprouts Farmers Market *	22,927	750
TreeHouse Foods *	7,156	573
United Natural Foods *	600	39
Universal	7,500	415

		10,156

Energy — 7.0%
Alberta Oilsands *	184,500	23
Alpha Natural Resources * (A)	22,100	82
Approach Resources, Cl A * (A)	79,361	1,804
Basic Energy Services *	12,300	359
Bill Barrett * (A)	9,700	260
Bonanza Creek Energy *	7,825	448
Bristow Group	17,915	1,444
C&J Energy Services *	33,364	1,127
CARBO Ceramics	700	108
Carrizo Oil & Gas *	25,021	1,733
Cloud Peak Energy *	16,500	304
Delek US Holdings	19,810	559
Dril-Quip *	12,785	1,397
Eclipse Resources *	10,100	254
Energy XXI Bermuda	4,627	109
Exterran Holdings	14,860	669
Forest Oil *	62,500	143
Forum Energy Technologies *	27,895	1,016
GasLog	12,400	395
Goodrich Petroleum * (A)	6,568	181
Helix Energy Solutions Group *	78,352	2,061
ION Geophysical *	9,200	39
Kodiak Oil & Gas *	40,000	582
Laredo Petroleum *	38,377	1,189
Matador Resources *	47,613	1,394
Matrix Service *	11,431	375
McDermott International * (A)	56,900	460
Navigator Holdings *	10,300	303
Newpark Resources, Cl A *	18,900	236
North Atlantic Drilling	28,600	304
Nuverra Environmental Solutions * (A)	44,300	891
Oasis Petroleum *	20,034	1,120
Parker Drilling *	22,100	144
PDC Energy, Cl A *	27,957	1,766
Penn Virginia *	18,100	307
Pioneer Energy Services *	60,173	1,055
Renewable Energy Group *	24,800	284
Rentech *	82,300	213
Resolute Energy *	54,800	473
Ring Energy * (A)	12,125	212
Rosetta Resources *	42,658	2,340
Scorpio Tankers	84,600	860
StealthGas *	41,500	461
Stone Energy, Cl A *	15,300	716
Superior Energy Services	21,299	770
Synergy Resources *	44,691	592

Description	Shares	Market Value ($ Thousands)

Targa Resources	3,800	$530
Tesco	40,755	870
TETRA Technologies *	81,845	964
Triangle Petroleum * (A)	19,870	233
VAALCO Energy *	43,340	313
W&T Offshore	17,800	291
Willbros Group *	28,200	348

		35,111

Financials — 19.4%
Acadia Realty Trust †	25,120	706
Agree Realty †	12,900	390
Altisource Residential †	18,340	477
Ambac Financial Group *	7,400	202
American Assets Trust †	20,225	699
American Campus Communities †	14,600	558
American Capital Mortgage Investment †	10,900	218
American Equity Investment Life Holding (A)	40,499	996
AmTrust Financial Services (A)	21,453	897
Argo Group International Holdings	11,660	596
Artisan Partners Asset Management, Cl A	580	33
Associated Estates Realty †	23,330	420
Astoria Financial	52,655	708
Banco Latinoamericano de Exportaciones, Cl E	10,600	315
Bancorpsouth, Cl A (A)	61,434	1,509
Bank of the Ozarks (A)	42,756	1,430
Banner	34,005	1,348
BBCN Bancorp	24,260	387
BGC Partners, Cl A	39,800	296
BofI Holding *	7,572	556
Boston Private Financial Holdings	60,433	812
Brandywine Realty Trust †	38,760	605
Campus Crest Communities †	19,100	165
Capital Bank Financial, Cl A *	21,633	511
Capitol Federal Financial	46,860	570
Caretrust * †	2,100	42
Cedar Realty Trust †	11,100	69
Central Pacific Financial	77,267	1,534
Chatham Lodging Trust †	5,400	118
Chesapeake Lodging Trust †	10,700	323
City National	6,300	477
CNO Financial Group	145,290	2,586
CoBiz Financial	58,973	635
Cohen & Steers (A)	8,362	363
Columbia Banking System	18,170	478
Community Bank System (A)	2,600	94
Cousins Properties, Cl A †	16,000	199
Credit Acceptance, Cl A *	4,000	492
CubeSmart †	54,320	995
Customers Bancorp *	13,600	272
CVB Financial	2,100	34
CYS Investments †	24,300	219
DiamondRock Hospitality †	101,290	1,299
DuPont Fabros Technology †	21,160	571
Eagle Bancorp *	19,448	656
East West Bancorp	20,730	725

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

EastGroup Properties †	25,859	$1,661
Education Realty Trust, Cl A †	59,192	636
Employers Holdings	20,600	436
EPR Properties, Cl A †	8,865	495
EverBank Financial, Cl A	21,340	430
Evercore Partners, Cl A	8,300	478
FBR *	20,175	547
FelCor Lodging Trust †	62,700	659
Fidelity & Guaranty Life	25,200	603
Financial Engines (A)	11,311	512
First BanCorp Puerto Rico *	107,185	583
First Cash Financial Services *	672	39
First Commonwealth Financial	71,855	663
First Financial Bancorp	34,065	586
First Horizon National	63,036	748
First Interstate Bancsystem, Cl A	17,048	463
First Midwest Bancorp	31,700	540
First Potomac Realty Trust †	15,149	199
Forest City Enterprises, Cl A *	24,160	480
Forestar Group *	18,880	361
Fulton Financial	46,320	574
FXCM, Cl A (A)	42,812	641
GEO Group * †	37,900	1,354
Glacier Bancorp, Cl A	29,575	839
Glimcher Realty Trust †	67,885	735
Government Properties Income Trust, Cl A †	1,600	41
Gramercy Property Trust †	67,800	410
Hannon Armstrong Sustainable Infrastructure Capital †	5,500	79
Hanover Insurance Group, Cl A	25,340	1,600
Hatteras Financial †	11,000	218
HCI Group	7,400	301
HFF, Cl A	4,000	149
Highwoods Properties †	20,318	852
Home BancShares	23,325	766
HomeStreet	5,800	107
Horace Mann Educators, Cl A	22,800	713
Hudson Pacific Properties †	1,000	25
IBERIABANK	27,900	1,930
Infinity Property & Casualty	2,100	141
Inland Real Estate †	33,900	360
International Bancshares	7,600	205
Investment Technology Group *	49,824	841
Investors Bancorp	16,600	183
Investors Real Estate Trust †	4,500	41
Janus Capital Group (A)	55,798	696
Jones Lang LaSalle	3,305	418
Kennedy-Wilson Holdings	26,300	705
Kite Realty Group Trust †	86,477	531
LaSalle Hotel Properties †	23,295	822
Lexington Realty Trust † (A)	140,413	1,546
LTC Properties †	5,100	199
Mack-Cali Realty †	11,100	238
Maiden Holdings	52,300	632
MarketAxess Holdings	8,939	483
Meadowbrook Insurance Group	64,600	465
Medical Properties Trust †	84,821	1,123
MGIC Investment *	104,050	961
Montpelier Re Holdings	12,800	409
National Health Investors †	600	38
National Penn Bancshares	11,700	124

Description	Shares	Market Value ($ Thousands)

NBT Bancorp	6,800	$163
Nelnet, Cl A	19,300	799
Northfield Bancorp	35,350	463
Northwest Bancshares	4,400	60
Ocwen Financial *	18,700	694
OFG Bancorp	53,131	978
Old National Bancorp, Cl A	26,610	380
Opus Bank *	17,765	516
PacWest Bancorp	18,498	799
Parkway Properties † (A)	27,658	571
Pebblebrook Hotel Trust †	43,393	1,604
PennantPark Investment (A)	35,504	407
Pennsylvania †	24,554	462
Pinnacle Financial Partners	3,800	150
Piper Jaffray *	400	21
Platinum Underwriters Holdings	10,600	687
Popular *	23,700	810
Potlatch †	6,377	264
Primerica	2,900	139
PrivateBancorp, Cl A	5,300	154
Prospect Capital (A)	30,300	322
Prosperity Bancshares	10,680	669
Provident Financial Services	13,700	237
PS Business Parks †	5,300	443
Radian Group (A)	111,386	1,650
RAIT Financial Trust †	69,348	574
Ramco-Gershenson Properties †	26,500	440
RE, Cl A	13,431	398
Retail Opportunity Investments † (A)	2,900	46
RLI (A)	18,664	855
RLJ Lodging Trust †	7,500	217
Rouse Properties †	25,900	443
Ryman Hospitality Properties † (A)	12,650	609
Sabra Health Care †	14,300	411
Safeguard Scientifics *	28,712	597
Select Income REIT †	1,900	56
Selective Insurance Group	24,450	604
Signature Bank NY, Cl B *	10,099	1,274
South State *	13,227	807
Sovran Self Storage †	8,000	618
STAG Industrial †	9,600	231
StanCorp Financial Group	6,340	406
Starwood Property Trust †	17,900	426
Stewart Information Services	17,951	557
Stifel Financial *	22,340	1,058
Strategic Hotels & Resorts * †	29,900	350
Summit Hotel Properties †	1,800	19
Sunstone Hotel Investors †	58,733	877
Susquehanna Bancshares	3,600	38
SVB Financial Group, Cl B *	7,536	879
Symetra Financial	11,400	259
Synovus Financial	29,041	708
TCF Financial	35,350	579
Texas Capital Bancshares *	7,214	389
THL Credit (A)	13,700	192
Two Harbors Investment †	30,000	314
Umpqua Holdings	6,300	113
United Community Banks	76,648	1,255
ViewPoint Financial Group	10,400	280
Virtus Investment Partners	5,475	1,159

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Walter Investment Management * (A)	8,300	$247
Washington †	1,500	39
Webster Financial	30,390	959
Western Alliance Bancorp *	73,538	1,750
Winthrop Realty Trust †	19,300	296
Wintrust Financial	12,950	596
WSFS Financial	13,090	964

		97,530

Health Care — 12.5%
Acadia Healthcare, Cl A *	53,137	2,418
ACADIA Pharmaceuticals *	12,538	283
Acceleron Pharma *	6,759	230
Accuray * (A)	100,800	887
Acorda Therapeutics *	2,900	98
Addus HomeCare *	23,833	536
Aegerion Pharmaceuticals, Cl A *	6,310	203
Akorn * (A)	50,735	1,687
Alere *	11,200	419
Align Technology *	17,840	1,000
Alnylam Pharmaceuticals *	400	25
AMN Healthcare Services *	7,400	91
Amsurg *	23,779	1,084
Anacor Pharmaceuticals *	3,300	59
Aratana Therapeutics *	15,956	249
Arrowhead Research *	14,556	208
Bruker BioSciences *	15,901	386
Cambrex *	15,900	329
Cantel Medical	5,250	192
Cardiovascular Systems *	17,354	541
Celldex Therapeutics, Cl A * (A)	6,600	108
Centene *	12,089	914
Charles River Laboratories International *	18,438	987
Chimerix *	14,715	323
Conmed	21,145	934
Coronado Biosciences * (A)	28,600	49
Cross Country Healthcare *	40,400	263
Cubist Pharmaceuticals *	9,678	676
Depomed *	48,300	671
DexCom *	35,584	1,411
Emergent Biosolutions *	16,900	380
Endocyte * (A)	11,100	73
Ensign Group	2,100	65
Exact Sciences * (A)	18,921	322
ExamWorks Group * (A)	26,048	827
Five Star Quality Care *	37,184	186
Fluidigm *	26,265	772
Furiex Pharmaceuticals *	300	32
GenMark Diagnostics * (A)	31,917	432
Gentiva Health Services *	12,400	187
Globus Medical, Cl A *	32,150	769
Greatbatch *	34,700	1,702
GW Pharmaceuticals PLC *	3,790	407
Halozyme Therapeutics * (A)	36,753	363
Health Net, Cl A *	11,660	484
HealthSouth	68,740	2,466
HeartWare International *	7,649	677
ICON *	11,389	536
ICU Medical *	4,985	303
Ignyta *	19,176	174

Description	Shares	Market Value ($ Thousands)

ImmunoGen * (A)	5,000	$59
Impax Laboratories *	7,900	237
Insmed *	17,393	348
Insulet *	32,775	1,300
Intercept Pharmaceuticals *	544	129
InterMune *	20,330	898
Intrexon * (A)	8,588	216
Invacare	4,100	75
Isis Pharmaceuticals * (A)	47,246	1,628
Jazz Pharmaceuticals *	3,540	520
K2M Group Holdings *	32,151	478
Karyopharm Therapeutics * (A)	5,639	262
Keryx Biopharmaceuticals * (A)	67,056	1,031
Kindred Healthcare	6,500	150
Kite Pharma *	5,296	153
KYTHERA Biopharmaceuticals * (A)	6,751	259
LDR Holding * (A)	32,941	824
Magellan Health Services *	14,451	899
Medical Action Industries *	10,500	144
MEDNAX *	22,666	1,318
Molina Healthcare *	14,922	666
Momenta Pharmaceuticals *	23,600	285
MWI Veterinary Supply *	500	71
Natus Medical *	10,000	251
Nektar Therapeutics *	41,276	529
Neurocrine Biosciences *	3,600	53
NewLink Genetics * (A)	17,694	470
Novadaq Technologies *	39,716	655
NPS Pharmaceuticals *	33,400	1,104
NuVasive *	1,100	39
Oramed Pharmaceuticals * (A)	32,928	317
Orexigen Therapeutics * (A)	68,019	420
Orthofix International *	3,200	116
Pacira Pharmaceuticals *	8,570	787
Parexel International *	14,590	771
PharMerica *	30,786	880
Portola Pharmaceuticals *	10,347	302
Premier, Cl A *	16,855	489
Prestige Brands Holdings, Cl A *	13,590	460
Providence Service *	12,892	472
Puma Biotechnology *	21,294	1,405
Questcor Pharmaceuticals (A)	2,300	213
Receptos *	6,000	256
Relypsa *	22,683	552
Repligen *	26,993	615
Revance Therapeutics *	12,082	411
Rigel Pharmaceuticals *	83,000	301
Sagent Pharmaceuticals *	10,877	281
Select Medical Holdings	4,400	69
Sirona Dental Systems, Cl A *	7,785	642
Spectranetics *	22,893	524
STERIS, Cl A	11,760	629
Sunesis Pharmaceuticals * (A)	53,418	348
Supernus Pharmaceuticals * (A)	16,000	175
Surgical Care Affiliates *	27,792	808
SurModics *	6,300	135
Symmetry Medical *	35,900	318
Synageva BioPharma, Cl A * (A)	4,991	523
Syneron Medical *	34,110	352
Tandem Diabetes Care * (A)	29,015	472
Team Health Holdings *	30,071	1,502

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Tekmira Pharmaceuticals * (A)	10,420	$136
TESARO *	10,910	339
Threshold Pharmaceuticals, Cl A * (A)	38,350	152
Triple-S Management, Cl B *	6,300	113
Ultragenyx Pharmaceutical *	4,125	185
Unilife * (A)	147,794	438
Veeva Systems, Cl A * (A)	17,906	456
Versartis * (A)	5,800	163
WellCare Health Plans *	20,620	1,539

		62,535

Industrials — 16.1%
AAON	4,400	147
AAR	28,876	796
ACCO Brands *	30,300	194
Actuant, Cl A	71,992	2,489
Acuity Brands (A)	7,662	1,059
Aegean Marine Petroleum Network	23,300	235
Aegion, Cl A *	16,000	372
Aerovironment *	4,100	130
Air Transport Services Group *	41,800	350
Aircastle	21,100	375
Albany International, Cl A	3,300	125
American Airlines Group *	12,700	545
American Woodmark *	4,100	131
Apogee Enterprises	12,900	450
ArcBest	6,400	279
Astronics *	8,640	488
Barnes Group	33,210	1,280
Barrett Business Services	4,960	233
Beacon Roofing Supply *	17,756	588
Carlisle	19,023	1,648
Chart Industries *	14,342	1,187
CIRCOR International	16,405	1,265
Corporate Executive Board	11,356	775
Curtiss-Wright	23,305	1,528
Deluxe	15,694	919
Diana Shipping * (A)	41,701	454
DXP Enterprises *	4,052	306
Dycom Industries *	55,520	1,738
EMCOR Group	43,655	1,944
EnerSys (A)	21,196	1,458
Engility Holdings *	15,948	610
Esterline Technologies *	17,084	1,967
Exponent	2,200	163
Fortune Brands Home & Security	17,149	685
FreightCar America, Cl A	7,500	188
FTI Consulting * (A)	20,600	779
G&K Services	19,635	1,022
Generac Holdings *	21,762	1,061
General Cable	24,223	622
Genesee & Wyoming, Cl A *	9,564	1,004
Gibraltar Industries *	15,364	238
Global Power Equipment Group	25,500	412
Graco	8,105	633
GrafTech International * (A)	26,700	279
Great Lakes Dredge & Dock *	70,900	566
Greenbrier *	13,482	777
H&E Equipment Services *	41,012	1,490
HEICO	11,200	582

Description	Shares	Market Value ($ Thousands)

Hexcel, Cl A *	34,085	$1,394
Hub Group, Cl A *	15,551	784
Hyster-Yale Materials Handling	10,500	930
ICF International, Cl A *	8,700	308
IDEX	12,680	1,024
Interface, Cl A	33,929	639
JetBlue Airways * (A)	65,600	712
John Bean Technologies, Cl A	17,140	531
Kadant	14,512	558
Kaman, Cl A	9,420	403
KAR Auction Services	8,400	268
Keyw Holding, Cl A * (A)	23,761	299
Kforce	1,200	26
Kirby *	14,435	1,691
Knight Transportation (A)	20,699	492
Korn/Ferry International *	24,830	729
Lincoln Electric Holdings	12,200	852
Lindsay (A)	8,773	741
Marten Transport	17,412	389
MasTec * (A)	13,870	428
Meritor *	37,615	490
Middleby *	22,133	1,831
Mobile Mini	18,627	892
Moog, Cl A *	14,880	1,084
MRC Global *	15,500	439
MSA Safety	2,000	115
MSC Industrial Direct, Cl A	5,593	535
Mueller Water Products, Cl A	5,000	43
MYR Group *	23,400	593
Navigant Consulting *	8,600	150
Northwest Pipe *	15,110	609
Old Dominion Freight Line, Cl A *	13,241	843
Orbital Sciences *	20,590	608
Orion Marine Group *	21,300	231
Performant Financial *	1,800	18
PGT *	27,069	229
Pike Electric *	11,889	107
PowerSecure International * (A)	18,800	183
Primoris Services	54,012	1,558
Rand Logistics *	29,200	175
RBC Bearings	9,320	597
Rexnord *	18,520	521
Rush Enterprises, Cl A * (A)	21,002	728
Saia *	36,920	1,622
Scorpio Bulkers *	40,500	361
Simpson Manufacturing	16,330	594
Spirit Airlines *	13,234	837
Standex International	2,900	216
Steelcase, Cl A	43,536	659
Swift Transportation, Cl A * (A)	116,288	2,934
Taser International *	29,600	394
Titan Machinery * (A)	27,400	451
Trex * (A)	20,382	587
TriMas *	13,060	498
TrueBlue *	68,072	1,877
Tutor Perini *	17,700	562
United Rentals * (A)	9,533	998
US Ecology	12,528	613
USG * (A)	28,782	867
Valmont Industries (A)	5,749	874
Wabash National * (A)	50,109	714
WageWorks *	10,430	503

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Watsco	13,278	$1,364
Wesco Aircraft Holdings *	14,623	292
XPO Logistics * (A)	15,059	431
YRC Worldwide * (A)	6,900	194

		80,785

Information Technology — 17.7%
A10 Networks * (A)	46,761	622
ACI Worldwide *	7,600	424
Acxiom *	30,495	661
Adtran	23,821	537
Advanced Energy Industries *	7,400	142
Amkor Technology *	8,000	89
Anixter International	2,900	290
Arista Networks *	429	27
ARRIS Group *	43,098	1,402
Aruba Networks *	24,641	432
Aspen Technology *	49,207	2,283
Atmel *	63,970	599
AVG Technologies *	21,908	441
Belden	15,800	1,235
Benchmark Electronics *	11,200	285
Brightcove *	11,200	118
Brooks Automation	42,964	463
Cabot Microelectronics *	5,300	237
CACI International, Cl A *	6,300	442
Cadence Design Systems * (A)	53,525	936
CalAmp *	800	17
Calix *	32,100	263
Cavium * (A)	45,865	2,278
Ceva, Cl A *	700	10
ChannelAdvisor *	11,445	302
ChipMOS TECHNOLOGIES Bermuda	6,200	150
CIBER *	100,500	497
Ciena * (A)	40,782	883
Cognex *	5,480	210
CommVault Systems *	9,477	466
Computer Task Group	30,700	505
comScore *	14,800	525
Comverse *	3,800	101
Constant Contact *	9,300	299
Convergys	2,500	54
Cornerstone OnDemand *	30,221	1,391
CoStar Group *	9,632	1,524
Cray *	8,950	238
Dealertrack Technologies *	56,070	2,542
Demandware *	27,416	1,902
Digi International *	59,500	560
Digital River *	3,700	57
Diodes *	7,900	229
Dot Hill Systems *	71,000	334
Electronics for Imaging *	11,890	537
Emulex *	22,300	127
Entegris *	52,940	728
Entropic Communications *	9,200	31
Envestnet *	50,251	2,458
EPAM Systems *	3,700	162
Euronet Worldwide *	15,796	762
EVERTEC	24,215	587
Exar *	42,000	475
ExlService Holdings *	1,900	56

Description	Shares	Market Value ($ Thousands)

Extreme Networks *	160,400	$712
Fabrinet *	15,300	315
Fairchild Semiconductor International *	59,504	928
FARO Technologies *	3,700	182
FEI	13,515	1,226
FormFactor *	36,600	304
Forrester Research	496	19
Fortinet *	53,448	1,343
Gigamon * (A)	27,716	530
Global Cash Access Holdings *	5,300	47
Guidewire Software, Cl Z *	47,554	1,934
Harmonic, Cl A *	35,000	261
Hutchinson Technology *	70,050	175
iGate *	4,200	153
Immersion *	31,095	396
Imperva *	7,783	204
Infinera * (A)	35,124	323
Infoblox *	48,250	634
Inphi *	69,806	1,025
Insight Enterprises *	13,300	409
Integrated Device Technology *	31,937	494
Interactive Intelligence Group *	21,687	1,217
International Rectifier *	19,660	548
Intersil, Cl A	148,932	2,226
Intralinks Holdings, Cl A *	39,990	355
InvenSense, Cl A * (A)	49,284	1,118
j2 Global	8,925	454
Lattice Semiconductor *	108,945	899
Littelfuse	13,661	1,270
Manhattan Associates *	17,600	606
Marketo *	11,255	327
MAXIMUS	22,833	982
Maxwell Technologies *	2,100	32
Mentor Graphics	53,732	1,159
Methode Electronics	22,100	845
Monolithic Power Systems	11,180	473
Monotype Imaging Holdings	13,300	375
Monster Worldwide *	9,200	60
MTS Systems, Cl A	800	54
Netscout Systems *	900	40
NIC	7,300	116
Nimble Storage * (A)	37,709	1,158
OmniVision Technologies *	20,500	451
OpenTable *	4,835	501
Palo Alto Networks *	4,750	398
Pandora Media *	17,740	523
Pegasystems	1,600	34
Photronics *	75,613	650
Plantronics	7,400	356
Plexus *	14,329	620
Power Integrations	11,025	634
PRGX Global *	63,000	403
Progress Software *	24,268	583
PTC *	41,070	1,594
Qlik Technologies *	20,129	455
RF Micro Devices, Cl A *	104,435	1,001
Rogers *	2,600	173
Ruckus Wireless *	101,075	1,204
Saba Software *	37,700	420
Sanmina *	33,005	752
Sapient *	11,800	192

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Scansource *	3,100	$118
Shutterstock * (A)	7,587	630
Silicon Image *	46,800	236
Silicon Laboratories *	18,840	928
SolarWinds *	17,300	669
Sonus Networks *	71,500	257
Spansion, Cl A *	58,599	1,235
SPS Commerce *	20,309	1,283
SS&C Technologies Holdings *	5,563	246
Stamps.com *	9,955	335
Sykes Enterprises *	4,000	87
Synaptics * (A)	8,980	814
SYNNEX *	8,487	618
Tableau Software, Cl A *	14,534	1,037
Take-Two Interactive Software, Cl A *	12,600	280
Tech Data *	11,365	711
TeleTech Holdings *	2,700	78
Teradyne	43,206	847
Tivo *	7,400	96
Trulia * (A)	13,999	663
Tyler Technologies *	1,300	119
Ubiquiti Networks * (A)	7,300	330
Ultimate Software Group *	6,824	943
Ultratech *	15,900	353
Unisys *	3,200	79
United Online	8,900	93
Verint Systems *	15,950	782
Virtusa *	6,400	229
Vishay Intertechnology (A)	61,602	954
Web.com Group *	11,180	323
WEX *	12,665	1,330
Xcerra *	51,071	465
Yelp, Cl A *	11,460	879
Zebra Technologies, Cl A *	7,530	620
Zillow, Cl A * (A)	4,340	620

		89,084

Materials — 3.6%
Advanced Emissions Solutions*	10,000	229
AK Steel Holding * (A)	12,100	96
AM Castle * (A)	600	7
Balchem	7,460	400
Berry Plastics Group *	8,700	224
Boise Cascade *	13,430	385
Calgon Carbon *	9,100	203
Century Aluminum *	1,915	30
Chemtura * (A)	24,634	644
Commercial Metals, Cl A	35,110	608
Eagle Materials	2,593	245
Ferro *	38,900	489
Flotek Industries *	19,414	624
FutureFuel	5,700	95
Globe Specialty Metals	19,900	413
Gold Resource (A)	14,800	75
H.B. Fuller	18,206	876
Innospec	4,200	181
Kaiser Aluminum	5,188	378
KapStone Paper and Packaging *	20,100	666
Kraton Performance Polymers *	5,200	116
Landec *	36,300	453

Description	Shares	Market Value ($ Thousands)

Louisiana-Pacific *	34,851	$523
LSB Industries *	5,800	242
Materion	4,100	152
Minerals Technologies	12,362	811
Novagold Resources * (A)	58,900	248
PolyOne	53,156	2,240
Quaker Chemical	8,296	637
RTI International Metals * (A)	16,415	436
Schulman A	9,100	352
Sensient Technologies	24,415	1,360
Silgan Holdings	10,699	544
TCP International Holdings *	18,300	188
Tredegar	1,600	37
US Silica Holdings	39,036	2,164
Worthington Industries	18,955	816

		18,187

Telecommunication Services — 0.2%
Boingo Wireless *	28,260	193
IDT, Cl B	2,500	44
magicJack VocalTec * (A)	5,700	86
RingCentral, Cl A *	60,021	908

		1,231

Utilities — 2.4%
ALLETE	36,490	1,874
American States Water	10,000	332
Cadiz * (A)	36,900	308
California Water Service Group, Cl A	1,900	46
Cleco	17,520	1,033
Dynegy, Cl A *	12,450	433
Empire District Electric	14,100	362
Great Plains Energy	7,500	201
New Jersey Resources	1,200	68
NorthWestern	16,915	883
Otter Tail	5,500	167
Piedmont Natural Gas (A)	9,400	352
PNM Resources	72,451	2,125
Portland General Electric	28,010	971
South Jersey Industries, Cl A	8,840	534
Southwest Gas	14,204	750
UIL Holdings	26,470	1,025
Vectren	8,808	374

		11,838

Total Common Stock (Cost $365,923) ($ Thousands)		469,078

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 Growth Index Fund (A)	8,062	1,116
iShares Russell 2000 Value Index Fund (A)	23,000	2,375

Total Exchange Traded Funds (Cost $3,260) ($ Thousands)		3,491

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Fund

June 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Rights

RIGHTS — 0.0%
Allos Therapeutics*	45,500	$—

Total Rights (Cost $—) ($Thousands)		—

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,911	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 12.0%
SEI Liquidity Fund, L.P. 0.080%**†† (B)	60,429,706	60,430

Total Affiliated Partnership (Cost $60,430) ($ Thousands)		60,430

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	27,681,155	27,681

Total Cash Equivalent (Cost $27,681) ($ Thousands)		27,681

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
United States Treasury Bills 0.044%, 7/24/2014	$1,364	1,364

Total U.S. Treasury Obligations (Cost $1,364) ($ Thousands)		1,364

Total Investments — 111.9% (Cost $458,658) ($ Thousands) ‡		$562,044

A list of open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	135	Sep-2014	$370

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $502,450 ($Thousands).

*	Non-income producing security.

**	Rate Shown is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated security.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $59,239 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $60,430 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

‡

At June 30, 2014, the tax basis cost of the Fund’s investments was $458,658 ($ Thousands), and the unrealized appreciation and depreciation were $109,571 ($ Thousands) and ($6,185) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$469,078	$—	$—	$469,078
Exchange Traded Funds	3,491	—	—	3,491
Rights	—	—	—	—
Warrants	—	—	—	—
Affiliated Partnership	—	60,430	—	60,430
Cash Equivalent	27,681	—	—	27,681
U.S. Treasury Obligations	—	1,364	—	1,364

Total Investments in Securities	$500,250	$61,794	$—	$562,044

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$370	$—	$—	$370

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6% ‡

Consumer Discretionary — 7.6%
Abercrombie & Fitch, Cl A (A)	5,794	$250
American Eagle Outfitters (A)	65,667	737
America’s Car-Mart *	11,176	442
Arctic Cat	20,714	816
Ascena Retail Group *	38,200	653
Big 5 Sporting Goods	14,100	173
Big Lots	10,300	471
Bravo Brio Restaurant Group *	15,900	248
Bright Horizons Family Solutions *	6,040	259
Callaway Golf (A)	55,553	462
Cato, Cl A	12,400	383
Childrens Place Retail Stores	7,520	373
Core-Mark Holding, Cl A	8,136	371
CROCS *	34,900	525
CSS Industries	24,100	635
Dana Holding	45,925	1,121
Destination XL Group *	40,500	223
Dorman Products *	6,730	332
DreamWorks Animation SKG, Cl A * (A)	37,298	868
Ethan Allen Interiors (A)	21,984	544
Express *	27,119	462
Finish Line, Cl A	13,100	390
FTD *	17,640	561
Genesco *	6,770	556
Gentherm *	7,550	336
G-III Apparel Group *	4,390	358
GNC Holdings, Cl A	12,600	430
Hyatt Hotels, Cl A *	3,500	214
Ignite Restaurant Group *	9,900	144
Journal Communications, Cl A *	74,900	664
K12 * (A)	44,100	1,062
Krispy Kreme Doughnuts *	40,942	654
Libbey *	78,100	2,081
Life Time Fitness * (A)	9,630	469
Marriott Vacations Worldwide *	4,310	253
Matthews International, Cl A (A)	33,248	1,382
MDC Partners, Cl A	38,000	817
Meredith	9,540	461
Movado Group	7,165	299
NACCO Industries, Cl A	10,680	540
Office Depot *	83,700	476
Outerwall * (A)	4,600	273
Oxford Industries, Cl A	3,454	230
Pep Boys-Manny Moe & Jack *	26,420	303
Pier 1 Imports	39,887	615
Pool	6,150	348
Popeyes Louisiana Kitchen *	7,290	319
Regis	12,322	174
Remy International	16,326	381
Rent-A-Center (A)	68,266	1,958
Ryland Group	12,585	496
Scholastic, Cl B	400	14
Scientific Games, Cl A *	21,003	234
Select Comfort *	18,123	374
Shoe Carnival	4,600	95
Shutterfly *	8,388	361
Smith & Wesson Holding * (A)	34,100	496

Description	Shares	Market Value ($ Thousands)

Stage Stores (A)	21,300	$398
Standard Motor Products	17,300	773
Stoneridge *	23,900	256
Vail Resorts	9,360	722
Vera Bradley * (A)	11,515	252
Vitamin Shoppe *	9,800	422

		31,989

Consumer Staples — 2.7%
Casey’s General Stores	5,420	381
Chiquita Brands International *	62,100	674
Cott	50,514	357
Darling International *	93,770	1,960
Dean Foods	26,154	460
Fresh Del Monte Produce	42,787	1,312
Ingles Markets, Cl A	28,600	754
J&J Snack Foods	5,720	538
Pantry *	20,384	330
Roundy’s	22,600	124
Snyder’s-Lance	18,832	498
SpartanNash	53,590	1,126
Susser Holdings * (A)	2,585	209
TreeHouse Foods *	6,070	486
Universal (A)	26,600	1,472
USANA Health Sciences * (A)	6,400	500
Weis Markets	4,700	215

		11,396

Energy — 8.9%
Alon USA Energy (A)	19,300	240
Approach Resources, Cl A * (A)	154,225	3,505
Bill Barrett *	18,600	498
Bonanza Creek Energy *	6,460	369
Bristow Group	3,810	307
C&J Energy Services *	22,180	749
Carrizo Oil & Gas *	5,378	372
Cloud Peak Energy *	77,184	1,422
Delek US Holdings	26,100	737
Emerald Oil * (A)	22,853	175
Energy XXI Bermuda	30,252	715
Era Group *	27,134	778
Exterran Holdings	12,260	552
Forum Energy Technologies *	8,190	298
Goodrich Petroleum * (A)	14,159	391
Gulfmark Offshore, Cl A	27,616	1,248
Helix Energy Solutions Group *	36,605	963
Hercules Offshore *	197,200	793
Key Energy Services *	89,850	821
McDermott International * (A)	169,569	1,372
Mitcham Industries *	12,282	172
Navigator Holdings *	19,500	573
Newpark Resources, Cl A *	64,408	803
North Atlantic Drilling (A)	54,300	577
Northern Oil And Gas * (A)	22,995	375
Nuverra Environmental Solutions * (A)	84,500	1,699
Oasis Petroleum *	8,411	470
Parker Drilling *	217,189	1,416
PDC Energy, Cl A *	16,193	1,023
Rentech *	156,400	405
Resolute Energy * (A)	104,200	900
Ring Energy * (A)	10,007	175
Rosetta Resources *	12,900	708

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Scorpio Tankers (A)	153,500	$1,561
SEACOR Holdings, Cl A *	4,391	361
StealthGas *	79,200	879
Superior Energy Services	13,500	488
Synergy Resources *	16,396	217
Tesco	11,917	254
TETRA Technologies *	104,585	1,232
TGC Industries *	26,435	144
Tidewater, Cl A	23,394	1,314
Unit *	17,337	1,193
VAALCO Energy *	7,000	51
W&T Offshore (A)	25,000	409
Warren Resources *	117,300	727
Western Refining (A)	21,900	822
World Fuel Services (A)	48,620	2,394

		37,647

Financials — 35.0%
1st Source	28,550	874
Acadia Realty Trust †	20,730	582
Access National	2,350	36
Agree Realty †	8,280	250
Alexandria Real Estate Equities †	6,300	489
Allied World Assurance Holdings	16,548	629
American Assets Trust †	16,690	577
American Campus Communities †	12,045	461
American Capital Mortgage Investment †	20,800	416
American Equity Investment Life Holding (A)	46,400	1,141
American National Bankshares	2,150	47
Ameris Bancorp	4,094	88
Anworth Mortgage Asset †	170,769	881
Apartment Investment & Management, Cl A †	16,253	524
Ashford Hospitality Prime †	9,260	159
Ashford Hospitality Trust †	61,600	711
Aspen Insurance Holdings	9,700	441
Associated Estates Realty †	14,810	267
Astoria Financial	7,600	102
AvalonBay Communities †	6,169	877
BancFirst	2,600	161
Banco Latinoamericano de Exportaciones, Cl E	32,700	970
Bancorpsouth, Cl A (A)	39,855	979
Bank Mutual	12,400	72
Bank of Kentucky Financial	2,700	94
Bank of Marin Bancorp	1,600	73
Bank of the Ozarks (A)	14,950	500
BankFinancial	3,300	37
BankUnited	20,054	671
Banner	3,850	153
BBCN Bancorp	33,770	539
Berkshire Hills Bancorp	29,854	693
BioMed Realty Trust † (A)	19,050	416
BlackRock Kelso Capital (A)	52,500	478
Blackstone Mortgage Trust, Cl A † (A)	13,751	399
BNC Bancorp *	7,150	122
Boston Private Financial Holdings	74,694	1,004
Boston Properties †	5,185	613

Description	Shares	Market Value ($ Thousands)

Brandywine Realty Trust †	85,600	$1,335
Brixmor Property Group †	5,300	122
Brookline Bancorp, Cl A	5,400	51
Bryn Mawr Bank	3,850	112
C&F Financial (A)	950	34
Camden National	12,600	488
Campus Crest Communities †	107,786	934
Capital Bank Financial, Cl A *	3,650	86
Capital City Bank Group	2,250	33
Capitol Federal Financial	39,395	479
Capstead Mortgage † (A)	48,900	643
Cardinal Financial	16,485	304
Cathay General Bancorp	6,000	153
CBL & Associates Properties †	32,090	610
Cedar Realty Trust †	6,500	41
Centerstate Banks	1,700	19
Central Pacific Financial	81,150	1,611
Chemical Financial	7,050	198
Chemung Financial (A)	600	18
Citizens & Northern	2,550	50
City Holding	4,750	214
CNB Financial	2,900	49
CNO Financial Group	182,375	3,246
CoBiz Financial	50,646	545
Columbia Banking System	14,840	390
CommonWealth †	18,100	476
Community Bank System (A)	1,900	69
Community Trust Bancorp	17,930	614
CubeSmart †	15,100	277
Customers Bancorp *	29,010	580
CVB Financial	3,250	52
CYS Investments †	117,006	1,055
DDR †	19,900	351
DiamondRock Hospitality †	29,360	376
Dime Community Bancshares	18,187	287
Douglas Emmett †	5,400	152
Duke Realty †	31,830	578
DuPont Fabros Technology † (A)	32,375	873
Dynex Capital †	49,200	435
Eagle Bancorp *	38,807	1,310
East West Bancorp	17,105	599
EastGroup Properties †	11,535	741
Education Realty Trust, Cl A †	86,097	925
Employers Holdings	63,677	1,349
Endurance Specialty Holdings	18,326	945
Enterprise Bancorp	1,550	32
Enterprise Financial Services	2,400	43
EPR Properties, Cl A †	6,740	377
Equity Lifestyle Properties †	4,150	183
Equity One, Cl A †	19,443	459
Equity Residential †	12,700	800
ESSA Bancorp	1,450	16
Essex Property Trust †	1,609	298
EverBank Financial, Cl A	35,000	706
Evercore Partners, Cl A	4,560	263
Extra Space Storage †	1,800	96
Ezcorp, Cl A *	11,400	132
Farmers Capital Bank *	1,000	23
FBR *	38,000	1,031
Federal Agricultural Mortgage, Cl C	14,350	446
Federal Realty Investment Trust †	2,200	266

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Federated Investors, Cl B (A)	9,764	$302
FelCor Lodging Trust †	119,200	1,253
Fidelity & Guaranty Life	47,900	1,147
Fidelity Southern	6,312	82
Financial Institutions	3,600	84
First Bancorp	5,400	99
First BanCorp Puerto Rico *	36,850	200
First Busey	16,500	96
First Business Financial Services	600	28
First Commonwealth Financial	78,200	721
First Community Bancshares	25,445	365
First Defiance Financial	2,850	82
First Financial	3,200	103
First Financial Bancorp	18,300	315
First Horizon National	38,099	452
First Interstate Bancsystem, Cl A	26,000	707
First Merchants	14,250	301
First Midwest Bancorp	92,257	1,571
First NBC Bank Holding *	16,098	539
FirstMerit, Cl A	21,655	428
Flagstar Bancorp *	6,850	124
Flushing Financial	53,575	1,101
FNB (Pennsylvania)	20,650	265
Forest City Enterprises, Cl A *	19,935	396
Forestar Group *	15,580	297
Fulton Financial	89,340	1,107
FXCM, Cl A (A)	25,880	387
General Growth Properties †	13,732	324
GEO Group * †	64,600	2,308
German American Bancorp	2,900	79
Glacier Bancorp, Cl A	29,555	839
Gladstone Commercial †	27,400	490
Glimcher Realty Trust †	35,975	390
Gramercy Property Trust † (A)	129,000	780
Great Southern Bancorp	3,600	115
Hancock Holding, Cl A	38,525	1,361
Hanmi Financial	3,700	78
Hanover Insurance Group, Cl A	36,038	2,276
Hatteras Financial †	92,003	1,823
HCP †	17,712	733
Health Care †	11,430	716
Heartland Financial USA	4,250	105
Hercules Technology Growth Capital, Cl A (A)	29,500	477
Heritage Commerce	3,450	28
Highwoods Properties †	16,140	677
Home Bancorp * (A)	700	15
Home BancShares	20,540	674
Home Loan Servicing Solutions	7,350	167
HomeStreet	3,850	71
Horace Mann Educators, Cl A	47,909	1,498
Horizon Bancorp	3,075	67
Hospitality Properties Trust †	12,900	392
Host Hotels & Resorts †	25,956	571
IBERIABANK	22,568	1,561
Independent Bank	9,750	272
Infinity Property & Casualty	8,463	569
Inland Real Estate †	53,900	573
International Bancshares	31,105	840
Intervest Bancshares	5,950	46
Investors Bancorp	105,234	1,163

Description	Shares	Market Value ($ Thousands)

Janus Capital Group (A)	68,300	$852
Kennedy-Wilson Holdings	49,900	1,338
Kilroy Realty †	2,450	153
Kimco Realty †	19,800	455
Ladder Capital, Cl A *	1,900	34
Lakeland Bancorp	4,170	45
Lakeland Financial	3,300	126
LaSalle Hotel Properties †	18,260	644
Lexington Realty Trust † (A)	129,649	1,427
Macerich †	8,211	548
Mack-Cali Realty †	21,000	451
Maiden Holdings	99,500	1,203
MainSource Financial Group	56,700	978
Manning & Napier, Cl A	3,782	65
MB Financial	16,937	458
Meadowbrook Insurance Group (A)	122,800	883
Medical Properties Trust †	26,300	348
Mercantile Bank	200	5
Meridian Interstate Bancorp *	2,500	64
Meta Financial Group	2,400	96
Metro Bancorp *	2,900	67
MFA Financial †	126,302	1,037
MGIC Investment *	14,400	133
Mid-America Apartment Communities †	6,618	483
Middleburg Financial	1,450	29
MidSouth Bancorp	4,350	87
MidWestOne Financial Group	1,700	41
Montpelier Re Holdings	23,800	760
Mortgage Investment Trust †	20,100	380
NASB Financial	650	15
National Bankshares, Cl A	1,150	36
National Penn Bancshares	58,104	615
NBT Bancorp	12,250	294
Nelnet, Cl A	41,000	1,698
Northfield Bancorp	67,387	884
Northrim BanCorp	1,800	46
Northwest Bancshares	13,775	187
OceanFirst Financial	31,900	528
Ocwen Financial *	35,500	1,317
OFG Bancorp (A)	35,100	646
Old National Bancorp, Cl A	76,850	1,097
Oppenheimer Holdings, Cl A	11,000	264
Oritani Financial	12,963	200
Pacific Premier Bancorp *	6,550	92
PacWest Bancorp	34,911	1,507
Palmetto Bancshares *	750	11
Park Sterling	9,350	62
Peapack Gladstone Financial	2,050	43
Pebblebrook Hotel Trust †	19,324	714
Pennsylvania †	56,900	1,071
PennyMac Mortgage Investment Trust †	23,500	516
Peoples Bancorp	3,050	81
PHH *	21,700	499
PICO Holdings *	29,767	707
Pinnacle Financial Partners	1,200	47
Platinum Underwriters Holdings	39,112	2,536
Popular *	69,300	2,369
Preferred Bank *	3,850	91
Primerica	7,800	373

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

PrivateBancorp, Cl A	16,750	$487
ProLogis †	25,139	1,033
Prosperity Bancshares (A)	14,280	894
Protective Life	14,200	985
Provident Financial Holdings	4,050	59
Provident Financial Services	18,700	324
Public Storage †	5,707	978
Radian Group (A)	57,055	845
RAIT Financial Trust †	9,799	81
Regency Centers †	3,581	199
Reinsurance Group of America, Cl A	4,897	386
Renasant	9,300	270
Republic Bancorp, Cl A (A)	20,800	493
Retail Opportunity Investments †	6,150	97
RLJ Lodging Trust †	9,950	287
Rouse Properties †	49,300	844
S&T Bancorp	21,600	537
Safeguard Scientifics *	23,697	493
Sandy Spring Bancorp	5,800	144
Seacoast Banking Corp *	3,950	43
Selective Insurance Group	20,175	499
Senior Housing Properties Trust †	7,500	182
Sierra Bancorp	3,300	52
Simmons First National, Cl A	250	10
Simon Property Group †	10,944	1,820
SL Green Realty † (A)	2,492	273
South State *	5,466	333
Southside Bancshares (A)	14,112	409
Southwest Bancorp	450	8
StanCorp Financial Group	11,830	757
Starwood Property Trust †	25,100	597
Sterling Bancorp	20,689	248
Stifel Financial *	5,240	248
Stock Yards Bancorp	4,350	130
Suffolk Bancorp *	900	20
Sun Bancorp *	8,550	34
Sunstone Hotel Investors †	17,250	258
Susquehanna Bancshares	41,402	437
Symetra Financial	33,900	771
Talmer Bancorp, Cl A *	12,650	174
Taubman Centers †	4,650	352
TCF Financial	60,536	991
Territorial Bancorp	3,500	73
Texas Capital Bancshares *	5,683	307
THL Credit (A)	26,100	366
Tompkins Financial	18,550	894
TowneBank	5,300	83
Trico Bancshares	2,650	61
Trustmark	17,250	426
Two Harbors Investment †	39,000	409
UDR †	13,900	398
UMB Financial	2,550	162
Umpqua Holdings	47,688	855
Union Bankshares	34,695	890
United Bankshares (A)	3,720	120
United Community Banks	61,100	1,000
Univest of Pennsylvania	5,950	123
Validus Holdings	9,800	375
Valley National Bancorp	13,450	133
Ventas †	8,319	533

Description	Shares	Market Value ($ Thousands)

ViewPoint Financial Group	19,800	$533
Vornado Realty Trust †	7,150	763
Walker & Dunlop *	10,500	148
Walter Investment Management * (A)	15,800	471
Washington Federal	4,950	111
Washington Trust Bancorp	3,300	121
Waterstone Financial	16,257	186
Webster Financial	45,580	1,438
Weingarten Realty Investors †	4,350	143
WesBanco	23,450	728
West Bancorporation	2,200	34
Westamerica Bancorporation	750	39
Western Alliance Bancorp *	41,375	985
Wilshire Bancorp	26,350	271
Winthrop Realty Trust †	36,700	563
Wintrust Financial	18,590	855
World Acceptance * (A)	5,149	391
WSFS Financial	18,735	1,380
Yadkin Financial *	4,250	80

		147,402

Health Care — 5.2%
Accuray * (A)	191,600	1,686
Akorn *	10,620	353
Alere *	21,600	808
Amsurg *	20,996	957
Bio-Reference Labs * (A)	7,100	215
Charles River Laboratories International *	18,219	975
Chemed (A)	10,200	956
Conmed	13,342	589
Cross Country Healthcare *	76,800	501
Exactech *	12,600	318
Globus Medical, Cl A *	10,540	252
Greatbatch *	20,050	984
Health Net, Cl A *	7,425	308
HealthSouth	22,753	816
Hill-Rom Holdings	14,000	581
ICU Medical *	3,187	194
Kindred Healthcare	12,700	293
Landauer	8,535	358
Magellan Health Services *	11,995	747
Medical Action Industries *	20,500	281
MEDNAX *	10,580	615
Merit Medical Systems *	31,236	472
Natus Medical *	19,000	478
Orthofix International *	8,800	319
Owens & Minor (A)	10,374	353
PDL BioPharma (A)	48,900	473
PerkinElmer	13,565	635
PharMerica *	35,300	1,009
PhotoMedex * (A)	18,900	232
Prestige Brands Holdings, Cl A *	18,291	620
Questcor Pharmaceuticals (A)	8,600	796
Sciclone Pharmaceuticals *	42,500	224
Select Medical Holdings	64,600	1,008
Skilled Healthcare Group, Cl A *	43,300	272
STERIS, Cl A	7,090	379
Symmetry Medical *	63,900	566
Team Health Holdings *	6,760	338
Teleflex	3,847	406

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Vocera Communications *	25,552	$337

		21,704

Industrials — 15.9%
AAR	20,200	557
ACCO Brands * (A)	57,500	369
Actuant, Cl A	24,738	855
Aegean Marine Petroleum Network (A)	44,200	446
Aegion, Cl A *	30,400	707
Air Transport Services Group *	79,400	665
Aircastle	39,500	702
Alamo Group	8,928	483
Alaska Air Group	8,900	846
Alliant Techsystems	4,500	603
Altra Industrial Motion	7,238	263
American Railcar Industries (A)	9,800	664
Ampco-Pittsburgh	14,900	342
Apogee Enterprises	8,200	286
Astec Industries	11,797	518
Astronics *	4,400	248
AZZ	15,594	718
Barnes Group	25,080	967
Brady, Cl A	7,328	219
Brink’s	32,300	911
Celadon Group	19,945	425
Chart Industries *	3,135	259
CIRCOR International	8,665	668
Clean Harbors * (A)	11,971	769
Comfort Systems USA	23,247	367
CRA International *	12,808	295
Cubic	23,131	1,029
Curtiss-Wright	26,567	1,742
Deluxe	15,700	920
Dynamic Materials	13,223	293
EMCOR Group	82,783	3,686
Encore Wire	12,045	591
EnerSys (A)	5,210	358
EnPro Industries *	5,610	410
Esterline Technologies *	6,600	760
FreightCar America, Cl A	14,200	356
FTI Consulting * (A)	67,775	2,563
G&K Services	17,399	906
Generac Holdings *	10,275	501
General Cable	9,587	246
Global Brass & Copper Holdings	18,020	305
Global Power Equipment Group (A)	48,500	784
GrafTech International * (A)	50,700	530
Granite Construction	12,456	448
Great Lakes Dredge & Dock *	134,800	1,077
H&E Equipment Services *	7,390	269
Hawaiian Holdings * (A)	49,800	683
Hyster-Yale Materials Handling	11,000	974
ICF International, Cl A *	14,100	499
Interface, Cl A	34,714	654
ITT	13,018	626
JetBlue Airways * (A)	195,200	2,118
John Bean Technologies, Cl A	8,040	249
Kadant	32,830	1,262
Kaman, Cl A	23,528	1,005
KAR Auction Services	38,117	1,215

Description	Shares	Market Value ($ Thousands)

Kelly Services, Cl A	13,700	$235
Korn/Ferry International *	24,796	728
LB Foster, Cl A	5,700	308
MasTec *	8,820	272
Moog, Cl A *	6,829	498
MRC Global *	29,500	835
MYR Group *	25,800	654
Navigant Consulting *	12,700	222
NN, Cl A	26,300	673
Northwest Pipe *	12,470	503
Orbital Sciences *	10,300	304
Orion Marine Group *	97,196	1,053
Quad	28,539	638
Quanex Building Products	2,626	47
Rand Logistics *	56,100	337
Regal-Beloit	6,685	525
Republic Airways Holdings * (A)	21,500	233
Rexnord *	11,780	332
RR Donnelley & Sons	18,986	322
Ryder System	15,711	1,384
Safe Bulkers (A)	31,000	303
Saia *	13,000	571
Scorpio Bulkers *	76,900	684
Simpson Manufacturing	13,470	489
Skywest	40,400	493
Steelcase, Cl A	25,500	386
Swift Transportation, Cl A * (A)	30,285	764
TAL International Group	23,563	1,045
Team *	9,094	373
Teledyne Technologies *	4,164	405
Terex	6,655	273
Tetra Tech	63,484	1,746
Textainer Group Holdings (A)	12,967	501
Titan Machinery * (A)	52,100	858
TriMas *	26,386	1,006
Triumph Group	9,942	694
TrueBlue *	13,436	370
Tutor Perini *	50,746	1,611
United Stationers (A)	6,500	270
VSE	13,900	977
Watsco	3,710	381
Watts Water Technologies, Cl A (A)	9,798	605
Woodward	15,557	781

		66,900

Information Technology — 11.5%
ACI Worldwide *	4,840	270
Acxiom *	23,090	501
Adtran	72,178	1,628
Amkor Technology *	99,500	1,112
Arrow Electronics, Cl A *	22,822	1,379
Atmel *	52,765	494
Belden	16,865	1,318
Benchmark Electronics *	44,349	1,130
Black Box	12,300	288
Blucora * (A)	12,185	230
BroadSoft *	22,285	588
CACI International, Cl A *	10,110	710
Cadence Design Systems * (A)	73,250	1,281
ChipMOS TECHNOLOGIES Bermuda	11,600	280

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

CIBER *	191,100	$944
Cognex *	2,350	90
Coherent *	6,139	406
Computer Task Group	58,400	961
Comtech Telecommunications	8,100	302
Convergys	24,345	522
Cray *	5,690	151
CSG Systems International	34,100	890
Dealertrack Technologies *	5,620	255
Diebold	10,752	432
Digi International *	113,100	1,066
Diodes *	15,100	437
Dot Hill Systems *	134,800	634
EarthLink Holdings	140,357	522
Electronics for Imaging *	7,550	341
Entegris *	26,530	365
EVERTEC	19,971	484
Exar *	80,000	904
ExlService Holdings *	12,945	381
Extreme Networks *	157,200	698
Fairchild Semiconductor International *	29,475	460
Heartland Payment Systems	9,135	377
Imation *	6,300	22
Inphi *	26,407	388
Insight Enterprises *	27,600	848
Integrated Silicon Solution *	22,700	335
International Rectifier *	12,500	349
Intersil, Cl A	28,630	428
Intralinks Holdings, Cl A *	33,000	293
InvenSense, Cl A * (A)	12,230	278
Ixia *	33,173	379
j2 Global	7,365	375
Kulicke & Soffa Industries *	38,200	545
Lexmark International, Cl A (A)	7,339	353
Littelfuse	3,280	305
Mentor Graphics	29,965	646
MicroStrategy, Cl A *	9,777	1,375
MKS Instruments (A)	38,011	1,188
Multi-Fineline Electronix *	14,400	159
Nanometrics *	40,008	730
NETGEAR *	20,300	706
Park Electrochemical	28,659	809
Photronics *	42,100	362
Plantronics	14,100	678
PRGX Global *	119,700	765
Progress Software *	33,418	803
PTC *	31,665	1,229
Pulse Electronics * (A)	3,630	9
QLogic *	142,131	1,434
RF Micro Devices, Cl A *	50,142	481
Rudolph Technologies *	48,912	483
Saba Software *	71,700	799
Sanmina *	27,400	624
Semtech *	12,347	323
Sykes Enterprises *	3,562	77
Synaptics * (A)	4,000	363
SYNNEX *	10,600	772
Tech Data *	31,808	1,989
TeleCommunication Systems, Cl A *	102,300	337
TeleTech Holdings *	12,100	351

Description	Shares	Market Value ($ Thousands)

Tessco Technologies	7,200	$228
Ultratech *	78,320	1,737
Verint Systems *	7,790	382
Web.com Group *	7,110	205
Zebra Technologies, Cl A *	7,884	649

		48,422

Materials — 4.2%
Alamos Gold	52,517	532
Allegheny Technologies (A)	10,936	493
American Vanguard, Cl B (A)	29,015	383
AuRico Gold	73,574	313
Balchem	4,740	254
Berry Plastics Group *	12,529	323
Cabot	7,500	435
Commercial Metals, Cl A	12,340	214
Cytec Industries	5,153	543
Glatfelter	21,200	563
Globe Specialty Metals	6,783	141
Greif, Cl A	8,097	442
H.B. Fuller	43,594	2,097
Innophos Holdings	8,088	466
Innospec	7,300	315
Intrepid Potash * (A)	10,250	172
Landec *	69,100	863
LSB Industries *	11,000	458
Minerals Technologies	10,195	669
Neenah Paper, Cl A	17,900	951
Novagold Resources * (A)	112,100	472
Olin (A)	36,400	980
PolyOne	17,840	752
Rayonier Advanced Materials *	1,673	65
RTI International Metals * (A)	22,438	597
Schnitzer Steel Industries, Cl A	35,752	932
Schweitzer-Mauduit International	10,400	454
Sensient Technologies	31,935	1,779
Silgan Holdings	17,013	865

		17,523

Telecommunication Services — 0.6%
Atlantic Telegraph-Network	12,792	742
Cogent Communications Holdings	8,737	302
Inteliquent	34,300	475
Iridium Communications * (A)	76,700	649
USA Mobility	28,700	442
Vonage Holdings *	12,000	45

		2,655

Utilities — 3.0%
ALLETE	18,840	967
Avista	39,000	1,307
Cadiz * (A)	70,000	583
Cleco	19,206	1,132
Empire District Electric (A)	14,000	360
Great Plains Energy	52,712	1,416
Idacorp, Cl A	6,970	403
NorthWestern	7,930	414
Piedmont Natural Gas (A)	17,800	666
PNM Resources	35,110	1,030
Portland General Electric (A)	78,722	2,729
Southwest Gas	11,725	619

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

UIL Holdings	29,720	$1,151

		12,777

Total Common Stock (Cost $326,693) ($ Thousands)		398,415

EXCHANGE TRADED FUNDS — 1.4%
iShares Russell 2000 Index Fund (A)	10,448	1,241
iShares Russell 2000 Value Index Fund (A)	43,800	4,523

Total Exchange Traded Funds (Cost $5,190) ($ Thousands)		5,764

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,327	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 14.0%
SEI Liquidity Fund, L.P. 0.080% **†† (B)	58,881,094	58,881

Total Affiliated Partnership (Cost $58,881) ($ Thousands)		58,881

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% **††	16,128,965	16,129

Total Cash Equivalent (Cost $16,129) ($ Thousands)		16,129

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
United States Treasury Bills
0.055%, 7/24/2014	$878	878

Total U.S. Treasury Obligations (Cost $878) ($ Thousands)		878

Total Investments — 114.0% (Cost $407,771) ($ Thousands) ‡‡		$480,067

A list of open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	80	Sep-2014	$231

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $421,259 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.
‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $57,822 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $58,881 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

‡‡

At June 30, 2014, the tax basis cost of the Fund’s investments was $407,771 ($ Thousands), and the unrealized appreciation and depreciation were $84,154 ($ Thousands) and ($11,858) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$398,415	$—	$—	$398,415
Exchange Traded Funds	5,764	—	—	5,764
Warrants	—	—	—	—
Affiliated Partnership	—	58,881	—	58,881
Cash Equivalent	16,129	—	—	16,129
U.S. Treasury Obligations	—	878	—	878

Total Investments in Securities	$420,308	$59,759	$—	$480,067

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$231	$—	$—	$231

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1% ‡

Consumer Discretionary — 14.5%
2U *	46,837	$787
ANN *	5,900	243
Arctic Cat	8,624	340
Ascent Capital Group, Cl A *	4,210	278
Big 5 Sporting Goods	23,000	282
Biglari Holdings *	1,951	825
Bravo Brio Restaurant Group *	7,800	122
Bright Horizons Family Solutions *	16,346	702
Brown Shoe	25,900	741
Brunswick	16,577	699
Buffalo Wild Wings *	10,710	1,775
Cabela’s (A) *	14,080	879
Capella Education	23,303	1,268
Carmike Cinemas *	4,600	162
Carter’s	18,094	1,247
Container Store Group (A) *	35,258	979
Core-Mark Holding, Cl A	17,200	785
Coupons.com (A) *	20,611	542
Cracker Barrel Old Country Store (A)	4,600	458
CROCS *	2,200	33
Denny’s, Cl A *	35,700	233
Diamond Resorts International *	35,733	831
Dick’s Sporting Goods	10,255	477
DineEquity	700	56
Drew Industries	18,029	901
Entravision Communications, Cl A	82,600	514
Express *	20,900	356
Fiesta Restaurant Group *	15,000	696
Five Below (A) *	59,914	2,391
Francesca’s Holdings (A) *	35,791	528
Gentherm *	17,000	756
G-III Apparel Group *	3,000	245
Grand Canyon Education *	6,700	308
Gray Television *	2,000	26
Haverty Furniture	22,207	558
Hibbett Sports (A) *	17,324	938
HomeAway *	36,648	1,276
HSN, Cl A	3,200	190
Jack in the Box	16,583	992
La-Z-Boy, Cl Z	24,386	565
LifeLock *	22,300	311
Lithia Motors, Cl A	12,648	1,190
LKQ *	31,905	851
Loral Space & Communications *	7,500	545
Lumber Liquidators Holdings (A) *	9,304	707
MDC Partners, Cl A	24,900	535
Meritage Homes *	1,000	42
Movado Group	17,836	743
National CineMedia	115,811	2,028
Noodles, Cl A (A) *	8,913	306
Orbitz Worldwide *	108,300	964
Overstock.com *	33,900	535
Papa John’s International, Cl A	2,000	85
Penske Auto Group, Cl A	12,826	635
PetMed Express (A)	19,800	267

Description	Shares	Market Value ($ Thousands)

Pier 1 Imports	10,900	$168
Pinnacle Entertainment *	3,000	76
Pool	29,865	1,689
Popeyes Louisiana Kitchen *	13,472	589
ReachLocal (A) *	54,840	385
Red Robin Gourmet Burgers *	3,152	224
RetailMeNot (A) *	22,765	606
Ruth’s Chris Steak House	68,000	840
Sally Beauty Holdings *	48,845	1,225
Scientific Games, Cl A *	60,365	671
Select Comfort *	5,300	110
ServiceMaster Global Holdings *	26,513	483
SFX Entertainment (A) *	29,829	242
Shutterfly *	16,078	692
Six Flags Entertainment	9,807	417
Skechers U.S.A., Cl A *	20,032	916
SodaStream International (A) *	6,453	217
Sonic *	2,700	60
Standard Motor Products	9,800	438
Steven Madden *	1,350	46
Stoneridge *	37,800	405
TAL Education Group ADR (A) *	18,147	499
Tempur-Pedic International *	6,933	414
Tenneco *	11,400	749
Texas Roadhouse, Cl A	12,200	317
Tile Shop Holdings (A) *	20,031	306
TRI Pointe Homes (A) *	27,328	430
Vera Bradley (A) *	33,446	732
Vince Holding *	9,192	337
Vitamin Shoppe *	6,487	279
Wolverine World Wide (A)	61,452	1,601
Zoe’s Kitchen *	11,596	399
zulily, Cl A (A) *	15,724	644

		52,934

Consumer Staples — 2.6%
Casey’s General Stores	17,638	1,240
Chefs’ Warehouse Holdings *	25,421	503
Fairway Group Holdings, Cl A (A) *	6,360	42
J&J Snack Foods	5,300	499
Lancaster Colony	7,203	686
Medifast *	4,667	142
Pilgrim’s Pride *	67,300	1,841
PriceSmart	2,200	192
Rite Aid *	169,000	1,212
Sanderson Farms (A)	9,500	923
Sprouts Farmers Market (A) *	26,498	867
SUPERVALU *	23,400	192
United Natural Foods *	3,400	221
USANA Health Sciences (A) *	8,500	664
WhiteWave Foods, Cl A *	7,188	233

		9,457

Energy — 5.3%
Bonanza Creek Energy *	11,600	663
Carrizo Oil & Gas *	16,000	1,108
Delek US Holdings	24,112	681
Diamondback Energy, Cl A *	1,800	160
Dresser-Rand Group *	17,416	1,110
Dril-Quip *	23,175	2,532
Eclipse Resources *	15,300	385

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Energy XXI Bermuda	671	$16
Forest Oil *	109,800	250
Forum Energy Technologies *	33,231	1,211
ION Geophysical *	74,300	313
Kodiak Oil & Gas *	63,500	924
Laredo Petroleum *	51,914	1,608
Matador Resources *	22,213	650
Matrix Service *	21,900	718
Midcoast Energy Partners (A)	18,110	398
Newpark Resources, Cl A *	66,600	830
Oasis Petroleum *	26,790	1,497
Pioneer Energy Services *	18,595	326
Renewable Energy Group *	29,700	341
Rosetta Resources *	11,543	633
Superior Energy Services	24,658	891
Targa Resources	9,506	1,327
Triangle Petroleum (A) *	7,600	89
VAALCO Energy *	79,460	575

		19,236

Financials — 7.1%
Altisource Residential †	7,166	186
AmTrust Financial Services (A)	10,519	440
Argo Group International Holdings	11,800	603
Artisan Partners Asset Management, Cl A	5,365	304
Bank of the Ozarks (A)	23,868	798
Banner	7,568	300
BGC Partners, Cl A	73,900	550
BofI Holding *	11,513	846
City National	7,270	551
Cohen & Steers (A)	12,714	552
Credit Acceptance, Cl A *	4,700	578
CubeSmart †	21,900	401
EastGroup Properties †	18,264	1,173
Financial Engines (A)	22,050	998
First Cash Financial Services *	1,028	59
FXCM, Cl A (A)	43,872	656
Glimcher Realty Trust †	67,946	736
HCI Group	5,800	235
HFF, Cl A	13,600	506
Highwoods Properties †	18,260	766
Home BancShares	1,800	59
IBERIABANK	11,080	767
Jones Lang LaSalle	7,905	999
LPL Financial Holdings	21,319	1,060
MarketAxess Holdings	11,406	617
MGIC Investment *	45,800	423
MSCI, Cl A *	13,768	631
National Health Investors †	4,600	288
Opus Bank *	7,386	215
Pebblebrook Hotel Trust †	10,270	380
PennantPark Investment (A)	53,992	619
Portfolio Recovery Associates (A) *	6,400	381
Potlatch †	9,623	398
PS Business Parks †	4,400	367
RE, Cl A	28,987	858
Signature Bank NY, Cl B *	13,089	1,651
South State *	6,799	415
Sovran Self Storage †	6,800	525

Description	Shares	Market Value ($ Thousands)

St. Joe (A) *	18,438	$469
Stifel Financial *	16,330	773
Sun Communities †	8,700	434
SVB Financial Group, Cl B *	8,723	1,017
Value Creation (B) (C)*	145,600	72
Virtus Investment Partners	3,179	673
WisdomTree Investments (A) *	32,353	400

		25,729

Health Care — 19.7%
Acadia Healthcare, Cl A (A) *	57,322	2,608
ACADIA Pharmaceuticals (A) *	28,133	636
Acceleron Pharma (A) *	10,252	348
Acorda Therapeutics *	13,500	455
Addus HomeCare *	39,500	888
Aegerion Pharmaceuticals, Cl A (A) *	13,167	423
Akorn (A) *	39,394	1,310
Align Technology *	30,530	1,711
Alnylam Pharmaceuticals *	2,200	139
AMN Healthcare Services *	8,800	108
Aratana Therapeutics *	18,465	288
Arrowhead Research *	21,965	314
athenahealth (A) *	3,996	500
AVANIR Pharmaceuticals, Cl A *	41,700	235
Bruker BioSciences *	24,177	587
Cambrex *	32,700	677
Cantel Medical	9,900	362
Capital Senior Living *	14,223	339
Cardiovascular Systems *	13,847	431
Celldex Therapeutics, Cl A (A) *	27,700	452
Centene *	13,606	1,029
Chimerix (A) *	38,705	849
Cubist Pharmaceuticals *	11,197	782
Cyberonics *	2,300	144
Depomed *	69,300	963
DexCom *	39,869	1,581
Dyax *	27,489	264
Emergent Biosolutions *	19,100	429
Endocyte (A) *	2,900	19
Endologix *	53,411	812
Exact Sciences (A) *	43,470	740
ExamWorks Group (A) *	23,431	744
Fluidigm *	33,288	978
Furiex Pharmaceuticals *	800	85
GenMark Diagnostics *	48,534	657
Gentiva Health Services *	27,900	420
Globus Medical, Cl A *	33,900	811
GTx (A) *	14,100	20
GW Pharmaceuticals PLC *	5,717	613
Halozyme Therapeutics (A) *	61,924	612
HealthSouth	34,909	1,252
HeartWare International *	11,882	1,052
HMS Holdings *	11,221	229
ICON *	13,184	621
Ignyta *	29,162	265
ImmunoGen (A) *	18,000	213
Incyte *	5,083	287
Insmed *	26,443	528
Insulet *	51,138	2,029
Insys Therapeutics (A) *	6,540	204
Intercept Pharmaceuticals *	630	149

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

InterMune (A) *	32,349	$1,428
Intrexon (A) *	13,059	328
Ironwood Pharmaceuticals, Cl A *	32,579	499
Isis Pharmaceuticals (A) *	43,249	1,490
Jazz Pharmaceuticals *	4,100	603
K2M Group Holdings *	41,537	618
Karyopharm Therapeutics (A) *	6,521	304
Keryx Biopharmaceuticals (A) *	52,190	803
Kite Pharma *	8,053	233
KYTHERA Biopharmaceuticals (A) *	7,797	299
LDR Holding *	46,923	1,173
Mallinckrodt (A) *	9,479	759
Masimo *	26,634	629
MedAssets *	8,300	189
Medidata Solutions *	2,400	103
Medivation *	5,310	409
MediWound *	11,429	130
MEDNAX *	11,402	663
Momenta Pharmaceuticals *	49,900	603
Nektar Therapeutics *	96,380	1,235
Neurocrine Biosciences *	51,600	766
NewLink Genetics (A) *	8,633	229
Novadaq Technologies *	95,113	1,567
NPS Pharmaceuticals *	46,687	1,543
NuVasive *	16,600	590
NxStage Medical *	8,600	124
Oramed Pharmaceuticals (A) *	16,927	163
Orexigen Therapeutics (A) *	34,966	216
Pacira Pharmaceuticals *	13,777	1,266
Parexel International *	26,850	1,419
Pernix Therapeutics Holdings *	7,960	71
Phibro Animal Health, Cl A *	19,860	436
Portola Pharmaceuticals *	15,675	457
Premier, Cl A *	19,505	566
Prestige Brands Holdings, Cl A *	25,676	870
Providence Service *	20,400	746
Puma Biotechnology *	23,692	1,564
Questcor Pharmaceuticals (A)	6,100	564
Quidel (A) *	26,035	576
Receptos *	9,100	388
Relypsa *	22,571	549
Repligen (A) *	43,300	987
Revance Therapeutics *	16,402	558
Sagent Pharmaceuticals *	16,445	425
Sirona Dental Systems, Cl A *	9,021	744
Spectranetics *	11,769	269
STERIS, Cl A	2,900	155
Sunesis Pharmaceuticals (A) *	27,460	179
Supernus Pharmaceuticals (A) *	6,600	72
Surgical Care Affiliates *	26,716	777
SurModics *	6,100	131
Synageva BioPharma, Cl A (A) *	8,042	843
Syneron Medical *	58,888	608
Tandem Diabetes Care *	38,278	622
Team Health Holdings *	22,501	1,124
Techne, Cl A	6,068	562
Tekmira Pharmaceuticals (A) *	12,070	158
TESARO *	18,138	564
Threshold Pharmaceuticals, Cl A (A) *	58,180	230
Triple-S Management, Cl B *	18,200	326

Description	Shares	Market Value ($ Thousands)

Ultragenyx Pharmaceutical *	8,710	$391
Unilife (A) *	225,611	668
Veeva Systems, Cl A (A) *	27,220	693
Versartis (A) *	8,900	250
WellCare Health Plans *	11,670	871
Zeltiq Aesthetics *	10,869	165

		71,732

Industrials — 17.7%
AAON	10,000	335
Actuant, Cl A	33,434	1,156
Acuity Brands (A)	13,761	1,902
Aircastle	21,100	375
Albany International, Cl A	4,600	175
Allegiant Travel, Cl A	1,600	188
American Airlines Group *	12,000	516
American Science & Engineering, Cl A	2,400	167
American Woodmark *	9,100	290
Astronics, Cl B *	1,060	59
Astronics *	12,800	723
Barrett Business Services	11,800	555
Beacon Roofing Supply (A) *	9,128	302
Carlisle	24,660	2,136
Chart Industries *	10,915	903
CIRCOR International	6,300	486
Corporate Executive Board	13,273	906
Deluxe	1,100	64
Diana Shipping *	21,437	233
DXP Enterprises *	9,452	714
Dycom Industries *	40,505	1,268
EMCOR Group	6,224	277
Erickson (A) *	1,300	21
Exponent	3,300	244
Fortune Brands Home & Security	26,082	1,042
G&K Services	3,500	182
Generac Holdings *	17,851	870
Genesee & Wyoming, Cl A *	11,068	1,162
Graco	12,334	963
GrafTech International (A) *	60,606	634
H&E Equipment Services *	11,460	417
Heico, Cl A	28,908	1,174
HEICO	17,040	885
Heritage-Crystal Clean *	33,873	665
Hexcel, Cl A *	42,919	1,755
Hub Group, Cl A *	30,525	1,538
Huron Consulting Group *	2,700	191
Hyster-Yale Materials Handling	13,500	1,195
IDEX	14,680	1,185
Insperity, Cl A	3,400	112
Interface, Cl A	7,200	136
John Bean Technologies, Cl A	14,600	452
Kennametal	24,645	1,141
Keyw Holding, Cl A (A) *	27,493	346
Kforce	20,800	450
Kirby *	18,745	2,196
Landstar System	7,386	473
Lincoln Electric Holdings	14,126	987
Lindsay (A)	4,510	381
Marten Transport	26,443	591
Middleby *	31,534	2,609
Mobile Mini	9,575	459

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Moog, Cl A *	5,200	$379
MSA Safety	900	52
MSC Industrial Direct, Cl A	8,495	813
Mueller Industries	7,000	206
Mueller Water Products, Cl A	49,100	424
Nordson	7,437	596
Old Dominion Freight Line, Cl A *	26,217	1,669
On Assignment *	2,300	82
Paylocity Holding *	7,800	169
Performant Financial *	12,300	124
PGT *	67,300	570
Pike Electric *	7,800	70
Polypore International (A) *	10,175	486
PowerSecure International *	5,700	55
Primoris Services	26,172	755
RBC Bearings	10,787	691
Ritchie Bros. Auctioneers (A)	19,306	476
Rush Enterprises, Cl A *	32,026	1,110
Saia *	14,315	629
SP Plus *	29,920	640
Sparton *	9,955	276
Spirit Airlines *	35,159	2,223
Standex International	4,400	328
Steelcase, Cl A	40,707	616
Swift Transportation, Cl A (A) *	22,908	578
Taser International *	44,400	590
Tennant	4,692	358
Trex (A) *	30,998	893
TrueBlue *	83,055	2,290
United Rentals (A) *	11,040	1,156
US Ecology	6,440	315
USG (A) *	14,796	446
Valmont Industries (A)	6,662	1,012
Wabtec	12,447	1,028
WageWorks *	11,730	566
Watsco	11,817	1,214
WESCO International (A) *	12,426	1,074
XPO Logistics (A) *	22,903	656
YRC Worldwide (A) *	24,000	675

		64,476

Information Technology — 26.2%
A10 Networks *	62,591	832
Acxiom *	19,900	432
Advanced Energy Industries *	13,700	264
Advent Software	21,304	694
Anixter International	9,800	981
Arista Networks *	496	31
ARRIS Group *	52,722	1,715
Aruba Networks *	37,468	656
Aspen Technology *	53,625	2,488
Atmel *	125,725	1,178
AVG Technologies *	20,400	411
Belden	10,575	827
Blackbaud, Cl A	34,109	1,219
Blucora (A) *	2,500	47
Brightcove *	54,700	577
Broadridge Financial Solutions	31,560	1,314
Cabot Microelectronics *	14,000	625
Cadence Design Systems (A) *	70,061	1,225
CalAmp *	2,800	61
Calix *	42,700	349

Description	Shares	Market Value ($ Thousands)

Cavium (A) *	42,421	$2,107
ChannelAdvisor *	25,847	681
Ciena (A) *	31,980	693
Cirrus Logic *	5,300	120
Coherent *	800	53
CommVault Systems *	14,412	709
comScore *	24,500	869
Comverse *	8,200	219
Constant Contact *	15,300	491
Conversant (A) *	17,000	432
Cornerstone OnDemand *	37,004	1,703
CoStar Group *	17,647	2,791
CSG Systems International	600	16
CTS	30,304	567
Dealertrack Technologies *	47,085	2,135
Demandware *	36,664	2,543
Diodes *	4,800	139
Electronics for Imaging *	1,600	72
EnerNOC *	11,200	212
Entegris *	11,900	163
Envestnet *	71,385	3,492
EPAM Systems *	3,800	166
Euronet Worldwide *	30,015	1,448
EVERTEC	3,200	78
ExlService Holdings *	5,400	159
FARO Technologies *	8,400	413
FEI	16,841	1,528
FleetMatics Group (A) *	11,911	385
Fortinet *	68,199	1,714
Gigamon (A) *	42,146	807
GrubHub (A) *	2,410	85
Guidewire Software, Cl Z (A) *	53,364	2,170
iGate *	7,700	280
Immersion *	34,000	432
Imperva *	11,834	310
Infinera (A) *	53,432	492
Infoblox *	24,804	326
Inphi *	57,411	843
Integrated Device Technology *	21,300	329
Interactive Intelligence Group *	17,407	977
Intersil, Cl A	74,620	1,116
InvenSense, Cl A (A) *	15,444	350
IPG Photonics *	3,179	219
j2 Global (A)	12,927	657
Lattice Semiconductor *	78,300	646
LogMeIn *	2,100	98
Manhattan Associates *	37,300	1,284
Marketo *	17,114	498
MAXIMUS	30,521	1,313
Measurement Specialties *	14,730	1,268
Methode Electronics	36,100	1,379
Model N *	3,800	42
Monolithic Power Systems	17,001	720
Monotype Imaging Holdings	22,100	623
National Instruments	13,605	441
Netscout Systems *	14,400	639
NIC	16,700	265
NICE Systems ADR	16,547	675
Nimble Storage (A) *	34,500	1,060
OmniVision Technologies *	33,700	741
OpenTable *	7,344	761
OSI Systems *	7,318	488

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Palo Alto Networks *	7,223	$606
Pandora Media *	20,530	606
Pegasystems	7,800	165
Power Integrations	8,966	516
PTC *	41,710	1,618
Qlik Technologies *	10,348	234
Rally Software Development *	1,500	16
RealPage (A) *	52,977	1,191
RF Micro Devices, Cl A *	131,839	1,264
Rogers *	4,000	265
Ruckus Wireless *	78,080	930
Sapient *	34,600	562
Shutterstock (A) *	8,774	728
Silicon Image *	104,700	528
Silicon Laboratories *	21,810	1,074
SolarWinds *	20,030	774
Solera Holdings	11,880	798
Sonus Networks *	22,000	79
Spansion, Cl A *	51,555	1,086
SPS Commerce *	10,440	660
SS&C Technologies Holdings *	50,309	2,225
Stamps.com *	20,700	697
Stratasys (A) *	4,264	485
Synaptics (A) *	10,390	942
Syntel *	3,800	327
Tableau Software, Cl A *	18,605	1,327
Take-Two Interactive Software, Cl A *	16,800	374
TCP International Holdings *	27,800	285
TeleTech Holdings *	2,000	58
Teradyne (A)	50,041	981
Textura (A) *	2,826	67
Tivo *	7,900	102
Trulia (A) *	21,285	1,008
Tyler Technologies *	8,126	741
Ubiquiti Networks (A) *	8,300	375
Ultimate Software Group *	7,902	1,092
Unisys *	13,600	336
Verint Systems *	8,200	402
Virtusa *	3,000	107
Vistaprint (A) *	17,190	695
Web.com Group *	12,800	369
WEX *	11,983	1,258
Yelp, Cl A *	18,242	1,399
Zebra Technologies, Cl A *	8,720	718
Zillow, Cl A (A) *	7,199	1,029

		95,457

Materials — 2.5%
Advanced Emissions Solutions, (A) *	20,400	468
AEP Industries *	1,100	38
Berry Plastics Group *	15,600	402
Calgon Carbon *	28,600	639
Eagle Materials	3,943	372
Ferro *	65,500	823
Globe Specialty Metals	8,600	179
Graphic Packaging Holding *	23,300	273
H.B. Fuller	9,359	450
Innospec	1,900	82
KapStone Paper and Packaging *	12,800	424
Koppers Holdings	3,200	122

Description	Shares	Market Value ($ Thousands)

Louisiana-Pacific *	17,915	$269
Materion	2,300	85
PolyOne	36,496	1,538
Quaker Chemical	1,600	123
Sensient Technologies	12,700	708
Taminco *	7,893	183
Tredegar	11,500	269
US Silica Holdings	9,545	529
Worthington Industries	21,900	943

		8,919

Telecommunication Services — 0.4%
Boingo Wireless *	42,964	293
RingCentral, Cl A *	88,672	1,342

		1,635

Utilities — 0.1%
American States Water	5,800	193

Total Common Stock (Cost $290,811) ($ Thousands)		349,768

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Growth Index Fund (A)	4,137	573

Total Exchange Traded Fund (Cost $575) ($ Thousands)		573

PREFERRED STOCK — 0.0%
Genie Energy Ltd *	9,400	71

Total Preferred Stock (Cost $107) ($ Thousands)		71

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14*	11,920	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 15.1%
SEI Liquidity Fund, L.P. 0.080%**††(D)	54,965,565	54,966

Total Affiliated Partnership (Cost $54,966) ($ Thousands)		54,966

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	13,836,335	13,836

Total Cash Equivalent (Cost $13,836) ($ Thousands)		13,836

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (E) (F) — 0.1%
United States Treasury Bills
0.055%, 7/24/2014	$411	$411

Total U.S. Treasury Obligations (Cost $411) ($ Thousands)		411

Total Investments — 115.3% (Cost $360,706) ($ Thousands)‡‡		$419,625

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	33	Sep-2014	$96

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $364,056 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $53,928 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2014 was $72 ($Thousands) and represented 0.02% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2014 was $72 ($ Thousands) and represented 0.02% of net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $54,966 ($Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt
Cl	— Class
Ltd	— Limited
L.P.	— Limited Partnership

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2014

‡‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $360,706 ($ Thousands), and the unrealized appreciation and depreciation were $74,265 ($ Thousands) and ($15,346) ($ Thousands), respectively.

The restricted securities held by the Fund as of June 30, 2014, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Value Creation	145,600	08/10/06	08/10/06	$1,491	$72	0.02%

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$349,696	$—	$72	$349,768
Exchange Traded Fund	573	—	—	573
Preferred Stock	—	71	—	71
Warrants	—	—	—	—
Affiliated Partnership	—	54,966	—	54,966
Cash Equivalent	13,836	—	—	13,836
U.S. Treasury Obligation	—	411	—	411

Total Investments in Securities	$364,105	$55,448	$72	$419,625

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation *	$96	$—	$—	$96

Total Other Financial Instruments	$96	$—	$—	$96

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 13.5%
1-800-Flowers.com, Cl A *	3,740	$22
Aaron’s	2,100	75
Abercrombie & Fitch, Cl A (A)	11,590	501
Advance Auto Parts	6,153	830
AMC Networks, Cl A *	1,032	63
American Axle & Manufacturing Holdings *	3,600	68
American Eagle Outfitters (A)	81,369	913
America’s Car-Mart (A) *	1,300	51
ANN *	4,100	169
Apollo Education Group, Cl A *	867	27
Arctic Cat	8,273	326
Asbury Automotive Group *	2,041	140
Ascena Retail Group *	3,400	58
Ascent Capital Group, Cl A *	1,500	99
Autoliv	7,000	746
Autonation *	1,905	114
Bally Technologies (A) *	3,100	204
Barnes & Noble *	1,500	34
Beazer Homes USA, Cl A (A) *	532	11
Bed Bath & Beyond *	8,249	473
Big 5 Sporting Goods	27,360	336
Big Lots	27,740	1,268
Biglari Holdings *	90	38
BJ’s Restaurants *	1,500	52
Bloomin’ Brands *	52,244	1,172
Bob Evans Farms (A)	1,700	85
BorgWarner	16,026	1,045
Boyd Gaming *	3,600	44
Bravo Brio Restaurant Group *	1,283	20
Bright Horizons Family Solutions *	14,619	628
Brinker International	9,400	457
Brown Shoe	2,700	77
Brunswick	2,100	88
Buffalo Wild Wings *	12,986	2,152
Burger King Worldwide	506	14
Cabela’s (A) *	25,502	1,591
Cablevision Systems, Cl A (A)	5,644	100
Caesars Acquisition, Cl A *	782	10
Caesars Entertainment (A) *	1,321	24
Callaway Golf	45,921	382
Capella Education	15,905	865
Career Education *	2,696	13
Carrols Restaurant Group *	1,575	11
Carter’s	2,200	152
Cato, Cl A	9,700	300
Central European Media Enterprises, Cl A *	3,691	10
Cheesecake Factory	1,400	65
Chegg *	1,862	13
Chico’s FAS	5,500	93
Childrens Place Retail Stores	11,585	575
Chipotle Mexican Grill, Cl A *	1,516	898
Christopher & Banks *	1,651	15
Cinemark Holdings	1,913	68
Citi Trends *	653	14
Columbia Sportswear (A)	500	41

Description	Shares	Market Value ($ Thousands)

Conn’s (A) *	457	$23
Container Store Group (A) *	13,774	383
Cooper Tire & Rubber	21,800	654
Core-Mark Holding, Cl A	12,542	573
Cracker Barrel Old Country Store	600	60
CSS Industries	649	17
CST Brands	1,014	35
Cumulus Media, Cl A *	2,995	20
Dana Holding	56,965	1,391
Deckers Outdoor (A) *	409	35
DeVry	1,257	53
Dick’s Sporting Goods	11,097	517
Dillard’s, Cl A	2,522	294
DineEquity	800	64
Dollar General *	6,373	366
Domino’s Pizza	2,231	163
DR Horton	7,350	181
DreamWorks Animation SKG, Cl A (A) *	20,546	478
DSW, Cl A	846	24
Dunkin’ Brands Group	2,386	109
Entercom Communications *	1,583	17
Ethan Allen Interiors	29,593	732
EW Scripps, Cl A *	543	11
Express *	22,417	382
Fiesta Restaurant Group *	563	26
Finish Line, Cl A	862	26
Five Below (A) *	25,719	1,027
Foot Locker, Cl A	3,237	164
Fossil Group *	1,503	157
FTD *	5,940	189
GameStop, Cl A (A)	15,700	635
Gannett	18,864	591
Genesco *	10,583	869
Gentex	2,600	75
Gentherm *	3,300	147
GNC Holdings, Cl A	679	23
Goodyear Tire & Rubber	24,900	692
Graham Holdings, Cl B	42	30
Grand Canyon Education *	833	38
Gray Television *	910	12
Group 1 Automotive	1,724	145
Groupon, Cl A *	10,776	71
Hanesbrands	1,788	176
Harley-Davidson, Cl A	20,670	1,444
Harman International Industries, Cl A	1,600	172
Harte-Hanks	35,212	253
Hasbro	8,180	434
Helen of Troy (A) *	2,400	146
Hemisphere Media Group *	1,815	23
hhgregg, Cl A *	1,280	13
Hibbett Sports *	1,500	81
Hilton Worldwide Holdings *	31,311	730
HomeAway *	17,848	621
Hovnanian Enterprises, Cl A (A) *	4,413	23
HSN, Cl A	17,792	1,054
Iconix Brand Group *	1,300	56
Ignite Restaurant Group (A) *	834	12
Imax *	30,784	877
International Game Technology	38,688	615
International Speedway, Cl A	900	30

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Interpublic Group	33,148	$647
iRobot (A) *	1,700	70
Isle of Capri Casinos *	3,300	28
ITT Educational Services *	591	10
J.C. Penney (A) *	5,888	53
Jack in the Box	560	33
JAKKS Pacific	1,995	15
Jamba *	2,618	32
Jarden *	3,150	187
John Wiley & Sons, Cl A	900	54
Journal Communications, Cl A *	25,450	226
K12 *	1,000	24
Kate Spade *	2,513	96
KB Home (A)	6,755	126
Krispy Kreme Doughnuts *	64,210	1,026
Lamar Advertising, Cl A	1,502	80
Lands’ End *	236	8
La-Z-Boy, Cl Z	513	12
LeapFrog Enterprises *	1,650	12
Lear	15,285	1,365
Leggett & Platt (A)	2,310	79
Lennar, Cl A	3,465	146
Libbey *	11,000	293
Liberty Ventures, Ser A *	1,338	99
Life Time Fitness *	15,630	762
LifeLock *	846	12
Lincoln Educational Services (A)	2,695	12
Lions Gate Entertainment	5,485	157
Lithia Motors, Cl A	1,589	150
Live Nation *	5,200	128
LKQ *	35,117	937
Loral Space & Communications *	800	58
Lululemon Athletica *	13,259	537
Lumber Liquidators Holdings *	2,371	180
M/I Homes *	595	14
Madison Square Garden, Cl A *	1,900	119
Malibu Boats, Cl A *	870	18
Marcus	723	13
Matthews International, Cl A (A)	11,407	474
Mattress Firm Holding (A) *	220	11
McClatchy, Cl A *	2,110	12
MDC Holdings	2,000	61
Men’s Wearhouse	1,237	69
Meredith	16,595	802
Meritage Homes *	1,800	76
Michael Kors Holdings *	14,713	1,304
Modine Manufacturing *	2,100	33
Mohawk Industries *	7,441	1,029
Monro Muffler	1,600	85
Morgans Hotel Group *	3,749	30
Morningstar, Cl A	300	21
Multimedia Games Holding *	347	10
NACCO Industries, Cl A	400	20
Nathan’s Famous *	200	11
National CineMedia	51,768	906
Nautilus *	917	10
NetFlix *	2,558	1,127
New Home *	1,264	18
New York Times, Cl A	11,962	182
Newell Rubbermaid, Cl B	17,223	534
Nexstar Broadcasting Group, Cl A	532	27

Description	Shares	Market Value ($ Thousands)

Norwegian Cruise Line Holdings *	18,229	$578
NVR *	100	115
Office Depot *	27,939	159
Orient-Express Hotels, Cl A *	5,400	78
Outerwall (A) *	1,200	71
Oxford Industries, Cl A	4,255	284
Panera Bread, Cl A *	8,816	1,321
Papa John’s International, Cl A	226	10
Papa Murphy’s Holdings *	1,688	16
Penn National Gaming *	1,300	16
Penske Auto Group, Cl A	1,800	89
Pep Boys-Manny Moe & Jack *	43,910	503
PetSmart (A)	7,585	454
Pier 1 Imports	48,683	750
Pinnacle Entertainment *	527	13
Polaris Industries	1,672	218
Pool	17,920	1,014
PulteGroup	7,423	150
PVH	893	104
Ralph Lauren, Cl A	7,129	1,146
Red Robin Gourmet Burgers *	13,584	967
Regal Entertainment Group, Cl A (A)	1,592	34
Regis	5,022	71
Rent-A-Center	11,065	317
Restoration Hardware Holdings *	282	26
RetailMeNot *	331	9
Ruby Tuesday *	3,000	23
Ruth’s Chris Steak House	1,450	18
Ryland Group	21,495	848
Sally Beauty Holdings *	26,458	664
Samsonite International	206,750	682
Scholastic, Cl B	4,931	168
Scientific Games, Cl A *	19,096	212
Sears Holdings *	787	31
SeaWorld Entertainment	327	9
Select Comfort *	16,644	344
Service International	6,700	139
Shutterfly *	1,700	73
Signet Jewelers	10,653	1,178
Sinclair Broadcast Group, Cl A	1,504	52
Six Flags Entertainment	906	39
Skechers U.S.A., Cl A *	21,398	978
Skullcandy *	3,473	25
Sonic *	1,045	23
Sonic Automotive, Cl A	477	13
Sotheby’s	1,400	59
Stage Stores	17,500	327
Standard-Pacific *	99,991	860
Starz - Liberty Capital *	21,676	646
Steven Madden *	12,818	440
Stoneridge *	1,763	19
Sturm Ruger	156	9
Taylor Morrison Home, Cl A *	30,974	694
Tempur Sealy International *	7,830	467
Tenneco *	16,722	1,098
Tesla Motors *	4,407	1,058
Texas Roadhouse, Cl A	991	26
Thor Industries	700	40
Titan International (A)	2,012	34
Toll Brothers *	21,015	775

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

TRI Pointe Homes (A) *	613	$10
TripAdvisor *	6,061	658
TRW Automotive Holdings *	2,355	211
Tuesday Morning *	28,662	511
Tupperware Brands	1,200	100
UCP, Cl A *	2,063	28
Ulta Salon Cosmetics & Fragrance *	8,570	783
Under Armour, Cl A *	2,876	171
Urban Outfitters *	19,446	658
Vail Resorts	9,395	725
ValueVision Media, Cl A *	2,000	10
Vera Bradley (A) *	9,518	208
Vince Holding *	21,201	776
Visteon *	5,986	581
Vitacost.com *	2,901	18
Vitamin Shoppe *	311	13
Weight Watchers International (A)	898	18
Wendy’s	4,493	38
Whirlpool	5,200	724
Williams-Sonoma	14,579	1,047
Winnebago Industries *	1,852	46
Wolverine World Wide (A)	1,400	36
World Wrestling Entertainment, Cl A (A)	900	11
Wynn Resorts	2,716	564
Zoe’s Kitchen (A) *	10,561	363
zulily, Cl A *	14,521	595
Zumiez *	550	15

		80,071

Consumer Staples — 3.1%
Avon Products	5,466	80
B&G Foods, Cl A	2,800	92
Boston Beer, Cl A *	489	109
Cal-Maine Foods	1,100	82
Casey’s General Stores	5,526	388
Central Garden and Pet, Cl A *	7,100	65
Chefs’ Warehouse Holdings *	21,757	430
Coca-Cola Enterprises	9,282	444
Constellation Brands, Cl A *	353	31
Darling International *	95,706	2,000
Dean Foods	2,650	47
Diamond Foods (A) *	1,500	42
Energizer Holdings	10,900	1,330
Fairway Group Holdings, Cl A *	2,405	16
Flowers Foods	4,500	95
Fresh Del Monte Produce	10,000	307
Fresh Market (A) *	1,027	34
Hain Celestial Group *	1,700	151
Herbalife (A)	2,648	171
Hillshire Brands	1,537	96
Ingredion	6,334	475
J&J Snack Foods	10,115	952
JM Smucker	7,520	801
Keurig Green Mountain	739	92
Kroger	13,284	657
Lancaster Colony	1,200	114
Medifast *	931	28
Molson Coors Brewing, Cl B	10,490	778
Nu Skin Enterprises, Cl A	1,106	82
Omega Protein *	23,400	320

Description	Shares	Market Value ($ Thousands)

Pantry *	17,672	$286
Post Holdings *	500	25
Rite Aid *	17,445	125
Safeway	11,400	392
Sanderson Farms	1,000	97
Snyder’s-Lance	8,953	237
SpartanNash	32,552	684
Spectrum Brands Holdings	9,521	819
Sprouts Farmers Market (A) *	49,677	1,626
SUPERVALU *	73,038	600
Susser Holdings *	2,393	193
SYSCO, Cl A	17,324	649
TreeHouse Foods *	6,818	546
Universal (A)	5,400	299
USANA Health Sciences (A) *	4,700	367
Vector Group (A)	3,523	73
WD-40	400	30
Weis Markets	3,800	174
WhiteWave Foods, Cl A *	22,417	726

		18,257

Energy — 6.0%
Abraxas Petroleum *	5,943	37
Alon USA Energy	841	10
Alpha Natural Resources (A) *	5,755	21
Amyris (A) *	3,746	14
Antero Resources *	8,838	580
Approach Resources, Cl A *	485	11
Athlon Energy *	21,570	1,029
Atwood Oceanics, Cl A *	7,000	367
Basic Energy Services *	809	24
Bill Barrett *	600	16
Bonanza Creek Energy *	10,318	590
Bristow Group	700	56
C&J Energy Services *	28,700	970
Cabot Oil & Gas	17,980	614
Callon Petroleum *	2,924	34
CARBO Ceramics (A)	436	67
Carrizo Oil & Gas *	6,145	426
Cheniere Energy *	5,327	382
Clean Energy Fuels (A) *	1,077	13
Cloud Peak Energy *	596	11
Comstock Resources	1,190	34
Concho Resources *	7,738	1,118
Contango Oil & Gas *	500	21
Dawson Geophysical	793	23
Delek US Holdings	12,972	366
Denbury Resources	17,800	329
Diamondback Energy, Cl A *	10,405	924
Dresser-Rand Group *	1,809	115
Dril-Quip *	10,509	1,148
Emerald Oil (A) *	1,498	11
Energen	2,800	249
Energy XXI Bermuda	18,852	445
EnLink Midstream	1,172	49
EQT	6,860	733
Era Group *	500	14
EXCO Resources	3,362	20
Exterran Holdings	20,405	918
Forest Oil (A) *	8,563	20
Forum Energy Technologies *	371	14

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Frank’s International	20,207	$497
Frontline *	4,672	14
FX Energy (A) *	2,924	11
Gastar Exploration *	3,746	33
Geospace Technologies *	337	19
Golar LNG	3,200	192
Goodrich Petroleum (A) *	16,923	467
Gulfmark Offshore, Cl A	1,691	76
Gulfport Energy *	1,917	120
Halcon Resources, Cl A *	5,558	41
Hallador Energy	1,311	12
Helix Energy Solutions Group *	39,030	1,027
Helmerich & Payne	15,849	1,840
Hercules Offshore *	1,852	8
HollyFrontier	2,212	97
Hornbeck Offshore Services*	9,060	425
ION Geophysical *	4,989	21
Key Energy Services *	26,066	238
Kodiak Oil & Gas *	9,063	132
Kosmos Energy *	3,836	43
Laredo Petroleum *	73,411	2,274
LinnCo	2,688	84
Magnum Hunter Resources *	4,668	38
Matador Resources *	20,704	606
McDermott International (A) *	37,540	304
Nabors Industries	16,862	495
Natural Gas Services Group *	1,469	49
Newfield Exploration *	15,907	703
Newpark Resources, Cl A *	30,660	382
Nordic American Tankers, Cl US	1,392	13
Northern Oil And Gas (A) *	21,108	344
Nuverra Environmental Solutions (A) *	645	13
Oasis Petroleum *	19,670	1,099
Oceaneering International, Cl A	2,699	211
Oil States International *	1,249	80
Panhandle Oil and Gas, Cl A	600	34
Parker Drilling *	47,556	310
Patterson-UTI Energy	19,700	688
PDC Energy, Cl A *	15,973	1,009
Peabody Energy	6,595	108
Penn Virginia *	1,095	19
Pioneer Energy Services *	1,540	27
Pioneer Natural Resources	3,076	707
QEP Resources	4,252	147
Quicksilver Resources *	4,219	11
Range Resources	2,470	215
Rex Energy *	563	10
Rice Energy *	685	21
RigNet, Cl A *	519	28
Ring Energy *	15,414	269
Rosetta Resources *	11,820	648
Rowan, Cl A	1,417	45
RPC	560	13
RSP Permian *	23,142	751
Sanchez Energy *	442	17
SandRidge Energy, Cl A (A) *	11,111	79
Scorpio Tankers	1,366	14
SEACOR Holdings, Cl A *	500	41
SemGroup, Cl A	407	32
SM Energy	1,490	125

Description	Shares	Market Value ($ Thousands)

Solazyme *	994	$12
Spectra Energy	19,405	824
Stone Energy, Cl A *	13,184	617
Superior Energy Services	40,148	1,451
Targa Resources	467	65
Tesoro	14,233	835
TETRA Technologies *	61,887	729
Tidewater, Cl A	817	46
Triangle Petroleum *	1,490	18
Ultra Petroleum *	5,018	149
Unit *	863	59
VAALCO Energy *	3,345	24
W&T Offshore	1,343	22
Warren Resources *	87,500	542
Western Refining	27,138	1,019
Willbros Group *	1,500	19
World Fuel Services	1,200	59
WPX Energy *	5,234	125

		35,814

Financials — 19.4%
1st Source	10,700	328
1st United Bancorp	1,336	12
Acadia Realty Trust †	33,445	939
Affiliated Managers Group *	7,614	1,564
Agree Realty †	671	20
Alexander & Baldwin	251	10
Alexander’s †	100	37
Alexandria Real Estate Equities †	11,013	855
Alleghany *	298	131
Allied World Assurance Holdings	18,600	707
Allstate	8,087	475
Altisource Residential †	525	14
Ambac Financial Group, Cl B *	1,198	22
American Assets Trust †	28,220	975
American Campus Communities †	39,870	1,525
American Capital *	8,900	136
American Equity Investment Life Holding	4,000	98
American Financial Group	13,800	822
American National Insurance	4,000	457
American Residential Properties (A) * †	1,150	22
Ameriprise Financial	5,318	638
Ameris Bancorp	612	13
Amerisafe	1,639	67
Ames National, Cl B (A)	463	11
Anworth Mortgage Asset †	45,189	233
Aon	8,200	739
Apartment Investment & Management, Cl A †	3,753	121
Apollo Commercial Real Estate Finance †	2,950	49
Arch Capital Group *	3,336	192
Ares Capital	13,829	247
Ares Commercial Real Estate †	1,575	20
Argo Group International Holdings	4,487	229
Armada Hoffler Properties †	6,358	62
ARMOUR Residential †	7,726	33
Arrow Financial (A)	1,588	41
Arthur J. Gallagher	3,767	175

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Artisan Partners Asset Management, Cl A	801	$45
Ashford Hospitality Trust †	1,207	14
Aspen Insurance Holdings	8,500	386
Associated Banc-Corp	3,600	65
Associated Estates Realty †	3,300	59
Assurant	10,159	666
Assured Guaranty	29,679	727
Astoria Financial	752	10
AV Homes *	560	9
Axis Capital Holdings	11,835	524
Banco Latinoamericano de Exportaciones, Cl E	21,159	628
Bancorpsouth, Cl A	35,891	882
Bank Mutual	3,312	19
Bank of Hawaii	900	53
Bank of Marin Bancorp	496	23
Bank of the Ozarks	27,840	931
BankFinancial	1,059	12
BankUnited	16,893	566
Banner	523	21
BBCN Bancorp	29,949	478
Berkshire Hills Bancorp	12,000	279
BGC Partners, Cl A	3,162	24
BioMed Realty Trust †	4,615	101
BlackRock Kelso Capital (A)	2,400	22
Blackstone Mortgage Trust, Cl A †	11,367	330
Boston Private Financial Holdings	96,724	1,300
Brandywine Realty Trust †	46,377	723
Bridge Capital Holdings *	649	16
Brown & Brown	2,724	84
Calamos Asset Management, Cl A	28,862	386
Camden Property Trust †	1,473	105
Campus Crest Communities †	1,077	9
Capitol Federal Financial	1,659	20
Capstead Mortgage †	1,900	25
Cardinal Financial	13,748	254
Cascade Bancorp *	3,176	17
Cash America International	520	23
CatchMark Timber Trust, Cl A (A) †	1,147	16
Cathay General Bancorp	2,100	54
CBL & Associates Properties †	40,731	774
CBOE Holdings	1,881	92
CBRE Group, Cl A *	37,619	1,205
Cedar Realty Trust †	1,931	12
Chambers Street Properties (A) †	5,859	47
Charter Financial	994	11
Chatham Lodging Trust †	669	15
Chemical Financial	10,100	284
Chesapeake Lodging Trust †	3,000	91
Chimera Investment †	123,126	393
City National	7,152	542
CNA Financial	12,400	501
CNB Financial	608	10
CNO Financial Group	120,238	2,140
CoBiz Financial	78,057	841
Cohen & Steers (A)	491	21
Colony Financial †	2,059	48
Columbia Banking System	1,330	35

Description	Shares	Market Value ($ Thousands)

Commerce Bancshares	1,767	$82
CommonWealth †	20,800	547
Community Trust Bancorp	11,110	380
CommunityOne Bancorp *	892	9
ConnectOnc Bancorp, Cl A (A)	1,704	33
Consolidated-Tomoka Land	276	13
Corporate Office Properties Trust †	1,260	35
Corrections Corp of America †	2,250	74
Cousins Properties, Cl A †	14,402	179
Cowen Group, Cl A *	3,345	14
Credit Acceptance, Cl A *	230	28
CubeSmart †	3,500	64
CVB Financial	14,812	237
CYS Investments †	36,241	327
DCT Industrial Trust †	9,100	75
DDR †	6,338	112
DiamondRock Hospitality †	4,812	62
Dime Community Bancshares	15,500	245
Douglas Emmett †	20,025	565
Duke Realty †	7,859	143
DuPont Fabros Technology †	41,958	1,131
Dynex Capital †	2,399	21
E*Trade Financial *	12,220	260
Eagle Bancorp *	37,176	1,255
East West Bancorp	45,704	1,599
EastGroup Properties †	14,920	958
Education Realty Trust, Cl A †	115,157	1,237
eHealth *	444	17
Empire State Realty Trust, Cl A †	999	16
Employers Holdings	20,236	429
Encore Capital Group (A) *	303	14
Endurance Specialty Holdings	18,886	974
Enstar Group *	400	60
EPR Properties, Cl A †	11,390	636
Equity Lifestyle Properties †	1,800	79
Equity One, Cl A †	17,174	405
Erie Indemnity, Cl A	2,000	150
Essex Property Trust †	697	129
Evercore Partners, Cl A	700	40
Everest Re Group	7,460	1,197
Excel Trust †	2,400	32
Extra Space Storage †	2,600	138
Ezcorp, Cl A *	1,038	12
FBL Financial Group, Cl A	2,500	115
Federal Agricultural Mortgage, Cl C	381	12
Federal Realty Investment Trust †	1,637	198
Federated Investors, Cl B (A)	9,971	308
FelCor Lodging Trust †	6,100	64
Fidelity National Financial, Cl A	6,136	201
Fifth Street Finance	1,600	16
Fifth Third Bancorp	36,343	776
Financial Engines (A)	12,203	553
First American Financial	3,200	89
First Bancorp	1,688	29
First BanCorp Puerto Rico *	4,105	22
First Busey	2,233	13
First Cash Financial Services *	1,400	81
First Commonwealth Financial	51,802	478
First Financial Bancorp	3,100	53

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

First Financial Bankshares, Cl A (A)	1,800	$56
First Financial Northwest	979	11
First Horizon National	41,934	497
First Industrial Realty Trust †	4,500	85
First Midwest Bancorp	37,558	640
First NBC Bank Holding *	8,595	288
First Niagara Financial Group	59,500	520
First Potomac Realty Trust †	3,400	45
First Republic Bank	2,614	144
FirstMerit, Cl A	4,320	85
Flagstar Bancorp *	556	10
Flushing Financial	1,600	33
FNB (Pennsylvania)	11,200	144
Forest City Enterprises, Cl A *	34,020	676
Forestar Group *	24,010	458
Fox Chase Bancorp, Cl A	613	10
Franklin Street Properties †	5,100	64
Fulton Financial	43,400	538
FXCM, Cl A	35,404	530
GAMCO Investors, Cl A	400	33
Gaming and Leisure Properties (A) †	1,300	44
Garrison Capital (A)	1,398	21
Genworth Financial, Cl A *	11,197	195
GEO Group * †	2,419	87
Getty Realty †	3,100	59
GFI Group	4,000	13
Glacier Bancorp, Cl A	39,094	1,109
Gladstone Commercial (A) †	2,329	42
Glimcher Realty Trust †	61,020	661
Government Properties Income Trust, Cl A †	2,000	51
Gramercy Property Trust †	6,858	41
Greenlight Capital Re *	1,000	33
Hampton Roads Bankshares (A) *	6,129	11
Hancock Holding, Cl A	34,360	1,214
Hanmi Financial	586	12
Hanover Insurance Group, Cl A	28,027	1,770
Hartford Financial Services Group	18,429	660
Hatteras Financial †	2,449	48
HCC Insurance Holdings	1,700	83
Healthcare Realty Trust †	3,400	86
Hercules Technology Growth Capital, Cl A (A)	2,284	37
Heritage Commerce	1,359	11
Hersha Hospitality Trust, Cl A †	6,370	43
HFF, Cl A	22,815	849
Highwoods Properties †	14,896	625
Hilltop Holdings *	610	13
Home BancShares	30,024	985
Home Loan Servicing Solutions (A)	1,783	40
Home Properties †	588	38
Horace Mann Educators, Cl A	23,303	729
Hospitality Properties Trust †	39,300	1,195

Description	Shares	Market Value ($ Thousands)

Host Hotels & Resorts †	29,019	$639
Howard Hughes *	643	102
Hudson City Bancorp, Cl A	15,642	154
Hudson Pacific Properties †	1,170	30
Hudson Valley Holding	589	11
Huntington Bancshares	148,998	1,421
IBERIABANK	25,825	1,787
ICG Group *	987	21
Independent Bank (A)	800	31
Infinity Property & Casualty	6,997	470
Inland Real Estate †	51,900	552
International Bancshares	1,392	38
Invesco Mortgage Capital †	3,246	56
Investment Technology Group *	715	12
Investors Bancorp	82,838	915
Investors Real Estate Trust (A) †	1,800	17
iStar Financial * †	1,894	28
Janus Capital Group	35,474	443
Jones Lang LaSalle	999	126
KCAP Financial (A)	—	—
KCG Holdings, Cl A *	1,852	22
Kemper, Cl A	2,400	88
Kennedy-Wilson Holdings	34,470	925
Kilroy Realty †	1,275	79
Kite Realty Group Trust †	2,276	14
LaSalle Hotel Properties †	23,535	831
Legg Mason	2,550	131
Lexington Realty Trust †	75,314	829
Liberty Property Trust †	3,376	128
LPL Financial Holdings	655	33
LTC Properties †	2,500	98
Macatawa Bank *	3,408	17
Mack-Cali Realty †	2,666	57
MainSource Financial Group	1,220	21
Manning & Napier, Cl A	843	15
Markel *	163	107
MarketAxess Holdings	3,601	195
MB Financial	10,283	278
MBIA *	5,600	62
MCG Capital (A)	3,030	12
Meadowbrook Insurance Group	27,900	201
Medical Properties Trust †	5,500	73
Mercury General	500	23
MFA Financial (A) †	129,147	1,060
MGIC Investment *	7,929	73
Mid-America Apartment Communities †	8,042	587
Monmouth Real Estate Investment, Cl A (A) †	2,183	22
Montpelier Re Holdings	18,100	578
Moody’s	12,731	1,116
MSCI, Cl A *	2,800	128
NASDAQ OMX Group, Cl A	1,409	54
National Bank Holdings, Cl A	516	10
National Health Investors †	800	50
National Penn Bancshares	63,162	668
National Retail Properties (A) †	2,469	92
National Western Life Insurance, Cl A	200	50
Navigators Group *	800	54
NBT Bancorp	800	19

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Nelnet, Cl A	932	$39
New Residential Investment †	6,854	43
New York Mortgage Trust (A) †	3,009	23
Northfield Bancorp	1,122	15
NorthStar Realty Finance †	7,203	125
Northwest Bancshares	4,100	56
Ocwen Financial *	4,200	156
OFG Bancorp (A)	31,934	588
Old National Bancorp, Cl A	4,800	69
Old Republic International	4,636	77
Omega Healthcare Investors (A) †	33,700	1,242
OmniAmerican Bancorp, Cl A	888	22
One Liberty Properties †	635	14
Oppenheimer Holdings, Cl A	660	16
Opus Bank *	6,608	192
Oritani Financial	4,100	63
Owens Realty Mortgage †	1,230	24
Pacific Continental	884	12
PacWest Bancorp	61,854	2,670
Park National (A)	300	23
Parkway Properties †	1,187	24
PartnerRe	14,878	1,625
Pebblebrook Hotel Trust †	42,639	1,576
Pennsylvania †	27,100	510
PennyMac Financial Services, Cl A *	642	10
PennyMac Mortgage Investment Trust †	20,434	448
Peoples Bancorp	840	22
People’s United Financial	9,000	137
PHH *	1,000	23
Phoenix *	230	11
Physicians Realty Trust †	763	11
Piedmont Office Realty Trust, Cl A (A) †	2,520	48
Platinum Underwriters Holdings	7,736	502
Popular *	13,850	473
Portfolio Recovery Associates *	1,200	71
Post Properties †	1,200	64
Potlatch †	1,055	44
Preferred Bank *	479	11
Principal Financial Group, Cl A	7,000	353
PrivateBancorp, Cl A	7,952	231
ProAssurance	3,600	160
Prospect Capital (A)	34,012	361
Prosperity Bancshares	12,177	762
Protective Life	1,466	102
Provident Financial Services	11,461	198
PS Business Parks †	800	67
Pzena Investment Management, Cl A	1,239	14
Radian Group	61,683	913
RAIT Financial Trust †	16,683	138
Ramco-Gershenson Properties †	2,300	38
Raymond James Financial	1,947	99
Rayonier †	3,284	117
Realogy Holdings *	1,278	48
Redwood Trust (A) †	1,200	23
Regency Centers †	1,585	88
Regional Management *	1,170	18

Description	Shares	Market Value ($ Thousands)

Regions Financial	49,700	$528
Reinsurance Group of America, Cl A	13,116	1,035
RenaissanceRe Holdings	1,520	163
Resource Capital †	4,312	24
Retail Opportunity Investments †	689	11
RLI	1,600	73
RLJ Lodging Trust †	17,849	516
Ryman Hospitality Properties †	1,086	52
S&T Bancorp	5,000	124
Sabra Health Care †	2,365	68
Safeguard Scientifics *	37,151	772
Selective Insurance Group	31,090	768
Senior Housing Properties Trust †	5,289	128
Signature Bank NY, Cl B *	12,822	1,618
Silver Bay Realty Trust (A) †	1,655	27
Southwest Bancorp	1,279	22
Sovran Self Storage †	1,800	139
Spirit Realty Capital †	11,051	126
St. Joe (A) *	1,651	42
StanCorp Financial Group	11,989	767
Starwood Property Trust †	4,245	101
State Bank Financial	1,268	21
Sterling Bancorp	17,102	205
Stifel Financial *	15,933	754
Strategic Hotels & Resorts * †	8,200	96
Summit Hotel Properties †	2,321	25
Sun Bancorp *	3,246	13
Sun Communities †	1,400	70
Sunstone Hotel Investors †	5,100	76
SunTrust Banks	17,965	720
Susquehanna Bancshares	16,744	177
SVB Financial Group, Cl B *	8,403	980
Symetra Financial	31,096	707
Synovus Financial	3,642	89
Tanger Factory Outlet Centers †	2,000	70
Taubman Centers †	1,400	106
TCF Financial	70,245	1,150
TCP Capital (A)	607	11
TD Ameritrade Holding	21,741	682
Terreno Realty †	654	13
Texas Capital Bancshares *	2,000	108
THL Credit (A)	883	12
Trustmark	1,750	43
Two Harbors Investment †	61,791	648
UMB Financial	180	11
UMH Properties (A) †	3,887	39
Umpqua Holdings	27,984	501
United Bankshares (A)	4,300	139
United Community Banks	805	13
United Fire Group	4,000	117
Universal Health Realty Income Trust †	296	13
Unum Group	37,084	1,289
Urstadt Biddle Properties, Cl A †	1,048	22
Validus Holdings	21,363	817
Valley National Bancorp (A)	2,429	24
ViewPoint Financial Group	3,900	105
Virtus Investment Partners	4,340	919
Waddell & Reed Financial, Cl A	1,493	93
Walker & Dunlop *	736	10

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Walter Investment Management *	1,164	$35
Washington †	937	24
Washington Federal	19,700	442
Webster Financial	7,700	243
Weingarten Realty Investors †	1,925	63
WesBanco	12,800	397
Westamerica Bancorporation	900	47
Western Alliance Bancorp *	48,213	1,147
White Mountains Insurance Group	100	61
Whitestone, Cl B †	763	11
Willis Group Holdings	10,107	438
Wilshire Bancorp	1,754	18
Winthrop Realty Trust †	870	13
Wintrust Financial	600	28
WisdomTree Investments *	32,901	407
WL Ross Holding *	23,700	244
World Acceptance (A) *	800	61
WR Berkley	1,441	67
WSFS Financial	11,705	862
Zions Bancorporation	20,971	618

		115,360

Health Care — 11.2%
Abaxis	1,600	71
ABIOMED (A) *	473	12
Acadia Healthcare, Cl A *	44,350	2,018
ACADIA Pharmaceuticals *	1,229	28
Accuray (A) *	4,734	42
Achillion Pharmaceuticals *	4,201	32
Acorda Therapeutics *	441	15
Actavis *	845	188
Aegerion Pharmaceuticals, Cl A (A) *	746	24
Aerie Pharmaceuticals *	3,800	94
Aetna, Cl A	670	54
Affymetrix, Cl A *	4,300	38
Agenus *	5,020	16
Agilent Technologies	15,723	903
Air Methods *	1,800	93
Akorn *	36,105	1,201
Albany Molecular Research *	638	13
Alere *	2,066	77
Alexion Pharmaceuticals *	2,909	454
Align Technology *	16,270	912
Alkermes *	4,000	201
Allscripts Healthcare Solutions *	3,436	55
Almost Family *	454	10
Alnylam Pharmaceuticals *	8,160	515
AMAG Pharmaceuticals *	563	12
AmerisourceBergen	6,362	462
Amicus Therapeutics (A) *	4,902	16
Amsurg *	12,187	555
Analogic	140	11
Anika Therapeutics *	238	11
Applied Genetic Technologies *	327	8
Aratana Therapeutics *	16,518	258
Arena Pharmaceuticals (A) *	9,805	57
Ariad Pharmaceuticals (A) *	4,084	26
Array BioPharma *	5,436	25

Description	Shares	Market Value ($ Thousands)

Arrowhead Research *	746	$11
athenahealth (A) *	1,600	200
Auxilium Pharmaceuticals (A) *	1,099	22
AVANIR Pharmaceuticals, Cl A *	2,101	12
BioCryst Pharmaceuticals *	11,817	151
BioDelivery Sciences International (A) *	1,090	13
BioMarin Pharmaceuticals *	1,324	82
Bio-Reference Labs (A) *	1,000	30
BioScrip *	3,120	26
BioTime *	5,509	17
Bluebird Bio *	482	19
Brookdale Senior Living, Cl A *	23,771	793
Bruker BioSciences *	23,238	564
Capital Senior Living *	200	5
Cardiovascular Systems *	12,385	386
CareFusion *	15,677	695
Castlight Health, Cl B *	996	15
Catamaran *	859	38
Celldex Therapeutics, Cl A *	1,980	32
Centene *	1,600	121
Cepheid *	1,800	86
Cerus *	5,403	22
Charles River Laboratories International *	20,921	1,120
Chemed (A)	9,100	853
ChemoCentryx (A) *	3,963	23
Chimerix *	437	10
Clovis Oncology (A) *	346	14
Community Health Systems *	11,845	537
Computer Programs & Systems	800	51
Conmed	20,470	904
Cooper, Cl A	5,976	810
Corcept Theraputics, Inc. (A) *	5,556	16
Covance *	11,386	974
CTI BioPharma (A) *	5,848	17
Cubist Pharmaceuticals *	22,145	1,546
Cyberonics *	156	10
Cytokinetics *	3,190	15
Cytori Therapeutics *	7,412	18
Dendreon *	9,403	22
Dentsply International	11,520	545
Derma Sciences *	932	11
DexCom *	26,872	1,066
Dyax *	3,774	36
Dynavax Technologies *	12,384	20
Emergent Biosolutions *	1,200	27
Emeritus *	1,400	44
Endo International *	3,342	234
Endocyte (A) *	4,773	31
Endologix *	2,091	32
Envision Healthcare Holdings *	42,884	1,540
Enzo Biochem *	1,981	10
Exact Sciences *	930	16
ExamWorks Group *	27,206	863
Exelixis (A) *	8,268	28
Galena Biopharma (A) *	4,066	12
GenMark Diagnostics (A) *	1,141	15
Genomic Health *	436	12
Gentiva Health Services *	1,291	19
Geron (A) *	5,525	18
Globus Medical, Cl A *	581	14

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Greatbatch *	28,890	$1,417
GW Pharmaceuticals PLC (A) *	3,931	422
Haemonetics *	1,600	56
Halozyme Therapeutics *	2,500	25
Hanger Orthopedic Group *	1,546	49
Health Net, Cl A *	1,800	75
HealthSouth	30,384	1,090
Healthways (A) *	644	11
HeartWare International *	18,900	1,673
Hill-Rom Holdings	1,400	58
HMS Holdings *	2,286	47
Hologic *	7,635	194
Horizon Pharma (A) *	4,049	64
Humana	12,744	1,628
Hyperion Therapeutics *	13,765	359
ICON *	11,790	556
Idenix Pharmaceuticals (A) *	2,273	55
Idexx Laboratories *	1,226	164
Illumina *	9,836	1,756
ImmunoGen (A) *	5,700	68
Immunomedics *	2,850	10
Impax Laboratories *	2,000	60
Incyte *	3,300	186
Infinity Pharmaceuticals *	1,989	25
Insmed *	993	20
Insulet *	39,643	1,573
Intercept Pharmaceuticals *	754	178
InterMune *	2,395	106
Ironwood Pharmaceuticals, Cl A *	23,766	364
Isis Pharmaceuticals (A) *	12,000	413
Jazz Pharmaceuticals *	8,564	1,259
K2M Group Holdings (A) *	20,702	308
Karyopharm Therapeutics (A) *	5,836	272
Keryx Biopharmaceuticals (A) *	2,148	33
Kindred Healthcare	13,432	310
KYTHERA Biopharmaceuticals *	6,974	268
LDR Holding *	18,710	468
Lexicon Pharmaceuticals *	6,060	10
LHC Group *	500	11
LifePoint Hospitals *	1,200	75
Luminex *	1,868	32
Magellan Health Services *	10,025	624
Mallinckrodt *	160	13
MannKind (A) *	9,300	102
MedAssets *	4,742	108
Medicines *	14,525	422
Medidata Solutions *	1,048	45
Medivation *	1,438	111
MEDNAX *	28,705	1,669
Merge Healthcare *	8,683	20
Meridian Bioscience (A)	730	15
Merit Medical Systems *	3,125	47
Merrimack Pharmaceuticals (A) *	3,589	26
Mettler Toledo International *	592	150
MiMedx Group (A) *	1,945	14
Momenta Pharmaceuticals *	837	10
Myriad Genetics (A) *	2,200	86
Navidea Biopharmaceuticals (A) *	6,250	9
Nektar Therapeutics *	8,109	104
Neogen, Cl B *	1,350	55
Neurocrine Biosciences *	750	11

Description	Shares	Market Value ($ Thousands)

Novavax (A) *	3,449	$16
NPS Pharmaceuticals *	38,625	1,277
NuVasive *	1,300	46
NxStage Medical *	1,027	15
Omeros (A) *	1,972	34
Omnicare	3,200	213
Omnicell *	1,300	37
Opko Health (A) *	1,431	13
OraSure Technologies *	2,604	22
Orexigen Therapeutics *	1,706	11
Orthofix International *	4,400	160
OvaScience *	2,593	24
Owens & Minor	950	32
Pacific Biosciences of California *	5,998	37
Pacira Pharmaceuticals *	16,090	1,478
Parexel International *	18,480	977
Patterson	19,545	772
PDL BioPharma (A)	31,100	301
Peregrine Pharmaceuticals *	5,494	10
PerkinElmer	14,013	656
Pernix Therapeutics Holdings *	4,566	41
Pharmacyclics *	1,202	108
PharMerica *	19,608	561
Portola Pharmaceuticals *	18,689	545
Premier, Cl A *	33,979	985
Prestige Brands Holdings, Cl A *	8,968	304
Progenics Pharmaceuticals *	2,375	10
Puma Biotechnology *	2,413	159
QIAGEN *	8,077	198
Quest Diagnostics	9,721	571
Questcor Pharmaceuticals (A)	6,945	642
Quidel *	474	10
Quintiles Transnational Holdings *	213	11
Raptor Pharmaceutical *	897	10
ResMed (A)	4,239	215
Revance Therapeutics *	5,618	191
Rigel Pharmaceuticals *	4,115	15
Rockwell Medical (A) *	2,762	33
RTI Biologics *	3,333	15
Salix Pharmaceuticals *	6,312	779
Sangamo Biosciences (A) *	980	15
Sarepta Therapeutics (A) *	1,109	33
Sciclone Pharmaceuticals *	43,342	228
Seattle Genetics (A) *	15,617	597
Select Medical Holdings	50,800	793
Sequenom (A) *	4,716	18
Sirona Dental Systems, Cl A *	18,894	1,558
Skilled Healthcare Group, Cl A *	2,449	15
Spectranetics *	1,051	24
Spectrum Pharmaceuticals *	1,424	12
STAAR Surgical *	978	16
STERIS, Cl A	1,400	75
Sunesis Pharmaceuticals *	1,992	13
Supernus Pharmaceuticals *	1,449	16
SurModics *	499	11
Symmetry Medical *	1,500	13
Synageva BioPharma, Cl A (A) *	4,370	458
Synergy Pharmaceuticals (A) *	4,579	19
Synta Pharmaceuticals (A) *	4,828	20
Tandem Diabetes Care (A) *	16,169	263
Team Health Holdings *	41,665	2,081
Techne, Cl A	1,171	108

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Tekmira Pharmaceuticals *	10,800	$141
Teleflex	3,980	420
Tenet Healthcare *	3,525	165
TESARO (A) *	28,228	878
TG Therapeutics *	1,050	10
Theravance, Cl A (A) *	2,051	61
Theravance Biopharma (A) *	585	19
Thoratec *	1,500	52
Threshold Pharmaceuticals, Cl A *	3,800	15
Tornier BV *	677	16
Ultragenyx Pharmaceutical (A) *	4,274	192
Unilife (A) *	3,311	10
United Therapeutics *	10,414	921
Universal Health Services, Cl B	2,241	215
US Physical Therapy	900	31
Valeant Pharmaceuticals International *	5,255	663
Vanda Pharmaceuticals *	979	16
VCA *	1,119	39
Veeva Systems, Cl A (A) *	23,048	586
Verastem *	1,097	10
Vertex Pharmaceuticals *	8,858	839
VIVUS *	4,020	21
Vocera Communications *	813	11
Volcano *	2,000	35
WellCare Health Plans *	800	60
West Pharmaceutical Services	2,200	93
Wright Medical Group *	970	30
XenoPort *	3,658	18
XOMA *	6,744	31
Zeltiq Aesthetics *	600	9
ZIOPHARM Oncology (A) *	3,076	12
Zogenix *	5,154	10

		66,318

Industrials — 16.7%
AAON	3,375	113
AAR	1,100	30
ABM Industries	2,100	57
Acacia Research (A)	1,425	25
ACCO Brands *	1,693	11
Actuant, Cl A	50,708	1,753
Acuity Brands	17,904	2,475
ADT, Cl A	1,049	37
Advisory Board *	2,000	104
Aecom Technology *	32,401	1,043
Aegion, Cl A *	937	22
AGCO	16,234	913
Air Lease, Cl A	1,979	76
Aircastle	31,832	566
Alaska Air Group	1,600	152
Albany International, Cl A	1,900	72
Alliant Techsystems	4,015	538
Altra Industrial Motion	37,643	1,370
Ameresco, Cl A *	2,552	18
American Airlines Group *	3,969	171
Ampco-Pittsburgh	8,000	184
AO Smith	2,200	109
Applied Industrial Technologies, Cl A	21,095	1,070
ARC Document Solutions *	2,532	15

Description	Shares	Market Value ($ Thousands)

ArcBest	900	$39
Armstrong World Industries *	17,557	1,008
Atlas Air Worldwide Holdings *	800	29
Avis Budget Group *	2,513	150
Babcock & Wilcox	1,268	41
Barnes Group	27,710	1,068
BE Aerospace *	1,400	129
Beacon Roofing Supply *	5,422	180
Brady, Cl A	1,032	31
Briggs & Stratton	484	10
Brink’s	23,700	669
Canadian Pacific Railway	5,437	985
Carlisle	23,718	2,055
Casella Waste Systems, Cl A *	2,536	13
Chart Industries *	9,909	820
Chicago Bridge & Iron	2,383	163
Cintas	12,501	794
CIRCOR International	13,360	1,030
Civeo *	2,498	63
Clarcor	1,200	74
Clean Harbors *	39,233	2,521
Colfax *	11,851	883
Columbus McKinnon	502	14
Con-way	6,573	331
Copa Holdings, Cl A	2,016	287
Copart *	2,400	86
Corporate Executive Board	1,100	75
Covanta Holding	3,100	64
Crane, Cl A	600	45
Curtiss-Wright	26,897	1,763
Delta Air Lines, Cl A	27,393	1,061
Deluxe	11,400	668
DigitalGlobe *	32,293	898
Donaldson, Cl A	1,958	83
Douglas Dynamics	569	10
Dover	7,037	640
Dun & Bradstreet	651	72
Dycom Industries *	29,350	919
Dynamic Materials	986	22
EMCOR Group	33,237	1,480
EnerSys	565	39
Engility Holdings *	1,216	46
EnPro Industries *	6,329	463
Equifax	2,212	160
ESCO Technologies	2,762	96
Esterline Technologies *	10,960	1,262
Exelis	1,677	28
ExOne *	280	11
Federal Signal	3,905	57
Flowserve	12,466	927
Fluor	13,548	1,042
Fortune Brands Home & Security	26,703	1,066
Forward Air	4,163	199
Franklin Electric	5,956	240
FreightCar America, Cl A	407	10
FTI Consulting *	331	13
FuelCell Energy (A) *	5,377	13
G&K Services	21,708	1,130
GATX	700	47
GenCorp *	3,047	58
Generac Holdings *	43,816	2,136
General Cable	7,926	203

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Genesee & Wyoming, Cl A *	10,897	$1,144
Gibraltar Industries *	686	11
Gorman-Rupp	1,952	69
Graco	917	72
GrafTech International *	2,905	31
Graham, Cl A	528	18
Granite Construction	5,570	200
Great Lakes Dredge & Dock *	3,253	26
Greenbrier *	13,161	758
H&E Equipment Services *	355	13
Harsco	3,200	85
Hawaiian Holdings (A) *	41,000	562
HD Supply Holdings *	59,095	1,678
Healthcare Services Group	800	24
Heartland Express	2,631	56
HEICO	2,201	114
Heidrick & Struggles International	411	8
Herman Miller	1,500	45
Hertz Global Holdings *	29,221	819
Hexcel, Cl A *	27,645	1,131
Higher One Holdings *	5,378	20
Hillenbrand	2,500	82
HNI	3,926	154
Houston Wire & Cable	2,433	30
Hub Group, Cl A *	1,400	71
Hubbell, Cl B	1,284	158
Hyster-Yale Materials Handling	1,266	112
IDEX	14,330	1,157
InnerWorkings *	1,252	11
Insteel Industries	905	18
Interface, Cl A	51,466	970
ITT	11,743	565
JetBlue Airways *	1,486	16
John Bean Technologies, Cl A	1,377	43
Kadant	30,236	1,163
Kaman, Cl A	2,096	90
KAR Auction Services	19,514	622
KBR	1,177	28
Kelly Services, Cl A	1,200	21
Kennametal	1,310	61
Keyw Holding, Cl A (A) *	25,753	324
Kirby *	18,537	2,172
Knightsbridge Tankers	1,151	16
Knoll, Cl B	1,220	21
Korn/Ferry International *	13,422	394
Kratos Defense & Security Solutions *	1,570	12
L-3 Communications Holdings	7,300	881
Landstar System	12,912	826
Layne Christensen (A) *	983	13
Lennox International	2,400	215
Lincoln Electric Holdings	14,486	1,012
LMI Aerospace (A) *	911	12
LSI Industries	2,612	21
Lydall *	13,800	378
Manitex International *	1,486	24
Manitowoc	2,585	85
Manpowergroup	1,617	137
Marten Transport	2,100	47
MasTec *	4,539	140
Mcgrath Rentcorp	1,900	70

Description	Shares	Market Value ($ Thousands)

Meritor *	1,468	$19
Middleby *	19,053	1,576
Mobile Mini	351	17
Moog, Cl A *	23,295	1,698
MRC Global *	2,000	57
MSA Safety	320	18
MSC Industrial Direct, Cl A	9,517	910
Mueller Industries	1,000	29
Mueller Water Products, Cl A	6,176	53
Nordson	1,300	104
Northwest Pipe *	19,210	775
Old Dominion Freight Line, Cl A *	14,168	902
On Assignment *	689	25
Orbital Sciences *	27,064	800
Orion Marine Group *	18,839	204
Oshkosh Truck	13,777	765
Owens Corning	2,900	112
Pall	13,660	1,166
Parker Hannifin, Cl A	4,818	606
Pentair *	2,782	201
Pike Electric *	2,402	22
Pitney Bowes	25,426	702
Ply Gem Holdings *	1,821	19
Polypore International *	613	29
PowerSecure International *	1,942	19
Quad	12,000	268
Quanex Building Products	1,800	32
Quanta Services *	3,941	136
Raven Industries	947	31
RBC Bearings	10,993	704
Regal-Beloit	13,810	1,085
Republic Airways Holdings *	28,200	306
Resources Connection	2,600	34
Revolution Lighting Technologies *	6,425	15
Robert Half International	3,076	147
RR Donnelley & Sons	39,687	673
Ryder System	8,900	784
Saia *	9,900	435
Simpson Manufacturing	22,365	813
Skywest	16,400	200
Snap-on	800	95
SolarCity (A) *	720	51
Spirit Aerosystems Holdings, Cl A *	2,153	73
Spirit Airlines *	11,740	743
SPX	900	97
Stanley Black & Decker	7,709	677
Steelcase, Cl A	25,800	390
Stericycle, Cl A *	6,927	820
Sterling Construction *	1,865	17
Swift Transportation, Cl A *	69,737	1,760
TAL International Group (A)	10,200	452
Team *	7,516	308
Teledyne Technologies *	13,820	1,343
Terex	8,161	335
Tetra Tech	24,789	682
Textainer Group Holdings (A)	7,600	293
Textron	7,400	283
Timken	6,716	456
Titan Machinery (A) *	1,768	29
Toro	1,400	89

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Towers Watson, Cl A	1,393	$145
TransDigm Group	500	84
Trex (A) *	267	8
TriMas *	14,950	570
Trinity Industries	35,278	1,542
Triumph Group	9,104	636
TrueBlue *	66,717	1,839
Tutor Perini *	3,700	117
Unifirst	644	68
United Rentals *	12,187	1,276
United Stationers	1,000	41
Universal Forest Products	1,908	92
URS	9,353	429
US Ecology	213	10
USG *	1,812	55
Valmont Industries (A)	6,257	951
Vicor (A) *	2,300	19
Wabash National *	2,806	40
WABCO Holdings *	7,999	854
Wabtec	3,600	297
WageWorks *	20,265	977
Waste Connections	1,800	87
Watsco	6,475	665
Watts Water Technologies, Cl A	9,371	579
Werner Enterprises	1,000	27
WESCO International *	11,356	981
Woodward	1,400	70
Xylem	17,226	673
YRC Worldwide *	790	22

		99,137

Information Technology — 17.0%
3D Systems (A) *	2,621	157
A10 Networks (A) *	24,292	323
ACI Worldwide *	3,453	193
Actuate *	3,624	17
Acxiom *	53,055	1,151
Adtran	30,290	683
Advanced Energy Industries *	1,400	27
Advanced Micro Devices (A) *	11,118	47
Advent Software	1,000	33
Alliance Data Systems *	5,731	1,612
Alpha & Omega Semiconductor *	1,342	12
Amber Road *	590	10
Amdocs	22,400	1,038
Amphenol, Cl A	11,642	1,122
Angie’s List (A) *	15,036	180
Anixter International	500	50
Ansys *	2,600	197
AOL *	2,700	107
Applied Materials	56,021	1,263
Applied Micro Circuits *	1,293	14
Applied Optoelectronics *	431	10
Arista Networks *	444	28
ARRIS Group *	7,200	234
Arrow Electronics, Cl A *	1,900	115
Aruba Networks *	19,258	337
ASML Holding, Cl G (A)	690	64
Aspen Technology *	21,683	1,006
Atmel *	87,927	824
Autodesk, Cl A *	15,599	879
Avago Technologies, Cl A	12,340	889

Description	Shares	Market Value ($ Thousands)

Avnet	8,652	$383
Bankrate *	54,796	961
Bazaarvoice *	2,663	21
Belden	17,421	1,362
Benchmark Electronics *	25,072	639
Black Box	5,800	136
Blackbaud, Cl A	1,000	36
Blackhawk Network Holdings, Cl A (A) *	835	24
Blackhawk Network Holdings, Cl B *	1,872	50
Bottomline Technologies *	2,964	89
Brightcove *	1,756	19
Broadridge Financial Solutions	1,700	71
BroadSoft *	19,112	504
Brocade Communications Systems	100,100	921
CACI International, Cl A *	900	63
Cadence Design Systems *	137,921	2,412
Calix *	2,331	19
Callidus Software *	1,561	19
Carbonite *	1,001	12
Cavium *	16,410	815
ChannelAdvisor *	382	10
Checkpoint Systems *	1,100	15
Ciena *	29,552	640
Citrix Systems *	11,052	691
Cognex *	24,977	959
Coherent *	5,975	395
Cohu	1,032	11
CommScope Holding *	416	10
CommVault Systems *	10,591	521
Computer Sciences	10,700	676
Compuware	957	10
comScore *	735	26
Comtech Telecommunications	400	15
Concur Technologies *	7,502	700
Constant Contact *	27,981	898
Convergys	36,824	789
Conversant (A) *	3,600	91
CoreLogic *	1,800	55
Cornerstone OnDemand *	8,989	414
CoStar Group *	15,691	2,482
Covisint *	2,106	10
Cray (A) *	1,586	42
Cree *	1,902	95
CSG Systems International	16,700	436
Cyan *	4,525	18
Cypress Semiconductor (A)	4,610	50
Dealertrack Technologies *	41,114	1,864
Demand Media *	4,213	20
Demandware *	14,107	979
Diebold	20,103	807
Diodes *	1,800	52
Dolby Laboratories, Cl A (A) *	257	11
DST Systems	600	55
EarthLink Holdings	5,988	22
Ebix (A)	1,665	24
Echo Global Logistics *	1,761	34
EchoStar, Cl A *	2,900	154
Electro Scientific Industries	1,482	10
Electronic Arts *	34,627	1,242

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Electronics for Imaging *	1,300	$59
EnerNOC *	1,300	25
Entegris *	6,300	87
Entropic Communications *	2,950	10
Envestnet *	25,123	1,229
EPAM Systems *	372	16
Euronet Worldwide *	1,400	67
EVERTEC	30,791	746
ExlService Holdings *	11,058	326
Extreme Networks *	2,439	11
Factset Research Systems (A)	644	77
Fair Isaac	800	51
Fairchild Semiconductor International *	25,548	399
FARO Technologies *	1,300	64
FEI	1,500	136
Fidelity National Information Services, Cl B	12,644	692
Finisar *	2,013	40
FireEye *	12,945	525
First Solar *	1,834	130
FleetCor Technologies *	1,465	193
FleetMatics Group (A) *	33,808	1,093
Flir Systems	3,036	105
FormFactor *	1,809	15
Forrester Research	1,400	53
Fortinet *	38,505	968
Freescale Semiconductor *	27,807	653
Fusion-io *	3,082	35
Gartner *	2,600	183
Genpact *	2,904	51
Gigamon *	1,112	21
Global Cash Access Holdings *	2,457	22
Global Eagle Entertainment *	964	12
Global Payments	2,534	185
Glu Mobile *	4,445	22
Gogo *	950	19
GT Advanced Technologies (A) *	3,775	70
Guidewire Software, Cl Z *	29,436	1,197
Harris	11,700	886
Heartland Payment Systems (A)	31,312	1,290
Hittite Microwave, Cl A	500	39
IAC	1,300	90
iGate *	306	11
Immersion *	2,588	33
Imperva *	978	26
Infinera *	1,623	15
Infoblox *	1,362	18
Informatica *	2,900	103
Ingram Micro, Cl A *	1,651	48
Inphi *	41,427	608
Insight Enterprises *	9,500	292
Integrated Device Technology *	7,100	110
Interactive Intelligence Group *	10,264	576
InterDigital	1,288	62
International Rectifier *	1,600	45
Intersil, Cl A	112,926	1,688
Intralinks Holdings, Cl A *	50,850	452
InvenSense, Cl A (A) *	1,500	34
IPG Photonics (A) *	900	62
Itron *	1,031	42
Ixia *	28,893	330

Description	Shares	Market Value ($ Thousands)

j2 Global	13,050	$664
Jabil Circuit	24,671	516
Jack Henry & Associates	926	55
JDS Uniphase *	2,877	36
Jive Software *	2,504	21
Juniper Networks *	19,858	487
Kemet *	2,428	14
Kopin *	5,979	20
KVH Industries *	779	10
Lam Research	11,605	784
Lattice Semiconductor *	72,674	600
Leidos Holdings	7,723	296
Lexmark International, Cl A	7,099	342
Limelight Networks *	6,552	20
Liquidity Services *	1,400	22
Littelfuse	800	74
LivePerson *	1,135	12
LogMeIn *	410	19
Manhattan Associates *	10,280	354
Mantech International, Cl A	900	27
Marin Software *	1,646	19
Marketo (A) *	379	11
Marvell Technology Group	25,200	361
MAXIMUS	14,462	622
MaxLinear, Cl A *	1,231	12
Measurement Specialties *	2,900	250
Mentor Graphics	2,400	52
Mercury Systems *	1,090	12
Methode Electronics	2,700	103
Micrel	7,000	79
Microchip Technology (A)	13,883	678
Micros Systems *	1,138	77
Microsemi *	1,731	46
MicroStrategy, Cl A *	118	17
Millennial Media *	4,057	20
MKS Instruments	13,957	436
Model N *	2,082	23
ModusLink Global Solutions *	2,659	10
Monolithic Power Systems	2,213	94
Monotype Imaging Holdings	454	13
Monster Worldwide *	2,868	19
Move *	1,000	15
MTS Systems, Cl A	1,000	68
National Instruments	1,606	52
NCR *	3,736	131
NETGEAR *	13,100	456
Netscout Systems *	4,329	192
NetSuite *	1,400	122
NeuStar, Cl A (A) *	1,000	26
NIC	4,100	65
Nimble Storage (A) *	446	14
Nuance Communications *	6,474	122
NVE *	200	11
NXP Semiconductor *	11,743	777
OmniVision Technologies *	2,077	46
ON Semiconductor *	41,770	382
OpenTable *	267	28
OSI Systems *	1,300	87
Palo Alto Networks *	14,815	1,242
Pandora Media *	40,811	1,204
Peregrine Semiconductor *	2,907	20
Pericom Semiconductor, Cl A *	1,168	11

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Photronics *	31,059	$267
Plantronics	1,100	53
Plexus *	1,500	65
PMC - Sierra *	8,500	65
Polycom *	8,000	100
Power Integrations	15,419	887
Procera Networks *	1,790	18
PTC *	77,103	2,992
Qlik Technologies *	1,482	34
QuinStreet *	3,387	19
Rackspace Hosting *	2,944	99
Rally Software Development *	1,851	20
Rambus *	1,900	27
RealD *	1,728	22
RealNetworks *	2,591	20
RealPage *	1,127	25
RF Micro Devices, Cl A *	46,314	444
Riverbed Technology *	3,096	64
Rocket Fuel *	354	11
Rofin-Sinar Technologies *	1,100	26
Rosetta Stone *	2,119	21
Rovi *	1,112	27
SanDisk	5,908	617
Sanmina *	1,177	27
Sapient *	2,100	34
Scansource *	3,394	129
Science Applications International	4,528	200
SciQuest *	693	12
Seagate Technology	19,200	1,091
Semtech *	13,308	348
ServiceNow *	12,138	752
ServiceSource International *	2,433	14
ShoreTel *	1,358	9
Shutterstock (A) *	17,757	1,473
Silicon Graphics International *	2,400	23
Silicon Image *	1,886	10
Silicon Laboratories *	38,598	1,901
Silver Spring Network *	1,869	25
Skyworks Solutions	4,477	210
SolarWinds *	21,320	824
Solera Holdings	9,336	627
Sonus Networks *	21,550	77
Spansion, Cl A *	35,317	744
Splunk *	10,948	606
SPS Commerce *	186	12
SS&C Technologies Holdings *	6,501	287
Stratasys (A) *	780	89
SunEdison *	28,310	640
SunPower, Cl A (A) *	821	34
Sykes Enterprises *	4,629	101
Synaptics *	13,144	1,191
Synchronoss Technologies *	349	12
SYNNEX *	395	29
Synopsys *	21,665	841
Syntel *	1,400	120
Tableau Software, Cl A *	21,191	1,512
Take-Two Interactive Software, Cl A *	2,400	53
Tangoe *	689	10
Tech Data *	12,100	757

Description	Shares	Market Value ($ Thousands)

TeleCommunication Systems, Cl A *	3,086	$10
TeleTech Holdings *	3,816	110
Teradyne (A)	47,671	934
Tessera Technologies	4,036	89
Textura *	506	12
TIBCO Software, Cl E *	9,438	190
TiVo *	2,000	26
Total System Services	2,800	88
Travelzoo *	1,031	20
Tremor Video *	3,363	16
Trimble Navigation *	6,167	228
TriQuint Semiconductor *	2,716	43
Trulia (A) *	691	33
Tyler Technologies *	10,707	977
Ubiquiti Networks (A) *	10,764	486
Ultimate Software Group *	7,874	1,088
Ultratech *	1,800	40
United Online	457	5
Unwired Planet *	4,504	10
Vantiv, Cl A *	980	33
Veeco Instruments *	2,300	86
VeriFone Holdings *	18,903	695
Verint Systems *	19,039	934
Viasat *	1,100	64
Viasystems Group *	876	10
Violin Memory *	2,242	10
VirnetX Holding (A) *	1,099	19
Virtusa *	24,963	894
Vishay Intertechnology	29,200	452
Vishay Precision Group *	192	3
Vistaprint (A) *	900	36
Vringo (A) *	3,344	11
Web.com Group *	41,663	1,203
WebMD Health, Cl A *	1,121	54
Western Digital	6,200	572
WEX *	9,732	1,021
WNS Holdings ADR *	34,410	660
Workday, Cl A *	6,592	592
Xcerra *	1,585	14
XO Group *	831	10
Xoom *	18,868	497
Yelp, Cl A *	9,318	714
YuMe *	1,907	11
Zebra Technologies, Cl A *	15,217	1,253
Zillow, Cl A (A) *	5,027	719
Zix *	5,929	20
Zynga, Cl A *	16,838	54

		101,149

Materials — 4.9%
Advanced Emissions Solutions *	516	12
Air Products & Chemicals	3,876	499
AK Steel Holding (A) *	3,410	27
Albemarle	13,410	959
Allegheny Technologies	26,317	1,187
Allied Nevada Gold (A) *	3,049	12
AptarGroup	1,800	121
Ashland	9,200	1,000
Avery Dennison	2,472	127
Axiall	3,045	144

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Balchem	1,400	$75
Ball	4,242	266
Bemis	1,700	69
Berry Plastics Group *	10,811	279
Boise Cascade *	400	12
Cabot	11,600	673
Calgon Carbon *	5,791	129
Carpenter Technology	1,300	82
Century Aluminum *	5,100	80
Chemtura *	1,730	45
Clearwater Paper *	800	49
Cliffs Natural Resources (A)	3,122	47
Commercial Metals, Cl A	1,225	21
Compass Minerals International, Cl A	1,100	105
Crown Holdings *	4,800	239
Cytec Industries	5,260	554
Domtar	13,400	574
Eagle Materials	5,033	475
Eastman Chemical	4,248	371
Ecolab	1	—
Ferro *	2,300	29
Flotek Industries *	1,999	64
Glatfelter	1,700	45
Globe Specialty Metals	5,200	108
Gold Resource	2,062	10
Graphic Packaging Holding *	2,283	27
Greif, Cl A	16,850	919
H.B. Fuller	4,209	202
Handy & Harman *	715	19
Headwaters, Cl A *	35,350	491
Hecla Mining	9,541	33
Horsehead Holding *	2,100	38
Huntsman	41,051	1,154
Innophos Holdings	7,786	448
Innospec	250	11
International Flavors & Fragrances	1,459	152
Intrepid Potash (A) *	1,272	21
Kaiser Aluminum	2,571	187
KapStone Paper and Packaging *	20,274	672
Kraton Performance Polymers *	491	11
Louisiana-Pacific *	1,160	18
Martin Marietta Materials, Cl A (A)	861	114
Materion	595	22
Minerals Technologies	16,165	1,060
Neenah Paper, Cl A	14,000	744
NewMarket	99	39
Nucor	7,706	380
Olin	34,800	937
OM Group	287	9
Owens-Illinois *	12,054	418
Packaging Corp of America	2,600	186
Platform Specialty Products *	2,452	69
Platform Specialty Products (PIPE) *	35,716	1,001
PolyOne	63,752	2,686
Rayonier Advanced Materials *	1,095	42
Reliance Steel & Aluminum	1,340	99
Resolute Forest Products *	1,718	29
Rock Tenn, Cl A	6,728	710

Description	Shares	Market Value ($ Thousands)

Rockwood Holdings	1,363	$104
Royal Gold, Cl A	2,168	165
RPM International	3,100	143
RTI International Metals *	29,422	782
Schnitzer Steel Industries, Cl A	300	8
Schulman A	3,375	131
Schweitzer-Mauduit International	10,535	460
Scotts Miracle-Gro, Cl A	1,500	85
Sealed Air	4,354	149
Sensient Technologies	24,822	1,383
Sherwin-Williams, Cl A	5,368	1,111
Silgan Holdings	30,513	1,551
Sonoco Products	1,400	61
Steel Dynamics	15,746	283
Stillwater Mining *	2,600	46
SunCoke Energy *	907	20
Tahoe Resources *	3,516	92
Texas Industries (A) *	600	55
Tredegar	641	15
UFP Technologies *	13,800	332
United States Steel (A)	3,182	83
Universal Stainless & Alloy *	346	11
US Silica Holdings	492	27
Valspar	1,860	142
Walter Energy (A)	1,630	9
Wausau Paper	1,147	12
Westlake Chemical	474	40
Worthington Industries	309	13
WR Grace *	1,400	132
Zep	713	13

		28,895

Telecommunication Services — 0.6%
8x8 *	1,214	10
Boingo Wireless *	3,128	21
Cbeyond *	1,495	15
Cincinnati Bell, Cl A *	4,400	17
Cogent Communications Holdings	8,617	298
Consolidated Communications Holdings (A)	1,000	22
Frontier Communications (A)	20,667	121
inContact *	1,263	11
Inteliquent	18,500	256
Iridium Communications (A) *	58,600	496
Level 3 Communications *	3,256	143
NTELOS Holdings (A)	11,300	141
Premiere Global Services *	16,400	219
RingCentral, Cl A (A) *	41,300	625
SBA Communications, Cl A *	2,217	227
Shenandoah Telecommunications	520	16
T-Mobile US *	932	31
tw telecom, Cl A *	5,300	214
USA Mobility	15,500	239
Vonage Holdings *	11,100	42
Windstream Holdings	12,378	123

		3,287

Utilities — 3.2%
AGL Resources	15,461	851
ALLETE	18,860	968
Alliant Energy	1,300	79

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

American States Water	3,400	$113
American Water Works	3,741	185
Aqua America	1,133	29
Atlantic Power (A)	3,985	16
Atmos Energy	2,500	134
Avista	32,600	1,093
Black Hills, Cl A	700	43
California Water Service Group, Cl A	2,800	68
Chesapeake Utilities	400	29
Cleco	26,686	1,573
CMS Energy	10,600	330
Dynegy, Cl A *	2,154	75
Edison International	10,136	589
El Paso Electric, Cl A	4,700	189
Empire District Electric (A)	4,400	113
Great Plains Energy	57,576	1,547
Hawaiian Electric Industries (A)	4,800	122
Idacorp, Cl A	7,162	414
Integrys Energy Group	10,100	718
ITC Holdings	4,434	162
Laclede Group	2,600	126
MDU Resources Group	5,300	186
MGE Energy	2,400	95
National Fuel Gas	1,631	128
New Jersey Resources	750	43
Northwest Natural Gas	841	40
NorthWestern	2,600	136
NRG Energy	4,979	185
OGE Energy	2,277	89
Otter Tail	1,800	54
Pepco Holdings	3,471	95
Piedmont Natural Gas (A)	1,800	67
Pinnacle West Capital	1,100	64
PNM Resources	34,535	1,013
Portland General Electric	100,050	3,469
Questar	856	21
SCANA	29,391	1,582
South Jersey Industries, Cl A	88	5
Southwest Gas	19,255	1,016
TECO Energy	1,800	33
UGI	4,300	217
UIL Holdings	2,400	93
UNS Energy	1,300	78
Vectren	2,100	89
Westar Energy, Cl A	1,900	73
WGL Holdings	1,200	52
Xcel Energy	21,336	688

		19,177

Total Common Stock (Cost $411,585) ($ Thousands)		567,465

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Index Fund	8,638	1,026

Total Exchange Traded Fund (Cost $674) ($ Thousands)		1,026

	Number of Warrants

WARRANTS * — 0.0%
Magnum Hunter Expires: 08/29/14	467	$—
Magnum Hunter Resources Expires: 08/29/14	6,042	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS * — 0.0%
Central European Media Enterprises	53	—
Chelsea Therapeutics International	3,004	—
Cubist Pharmaceuticals	767	—
Endo Pharmaceuticals	1,900	—

Total Rights (Cost $1) ($Thousands)		—

AFFILIATED PARTNERSHIP — 5.6%
SEI Liquidity Fund, L.P.
0.080%**††(B)	33,147,911	33,148

Total Affiliated Partnership (Cost $33,148) ($ Thousands)		33,148

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	23,882,650	23,883

Total Cash Equivalent (Cost $23,883) ($ Thousands)		23,883

U.S. TREASURY OBLIGATIONS (C) (D)— 0.2%
United States Treasury Bills
0.055%, 07/24/14	$1,541	1,541

Total U.S. Treasury Obligations (Cost $1,541) ($ Thousands)		1,541

Total Investments — 105.6% (Cost $470,832) ($ Thousands)‡		$627,063

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	69	Sep-2014	$199
S&P 500 Index E-MINI	60	Sep-2014	158

			$357

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2014

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $593,708 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $32,633 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $33,148 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

PIPE — Private Investment in Public Entity.

PLC — Public Limited Company

S&P — Standard and Poor’s

Ser — Series

‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $470,832 ($ Thousands), and the unrealized appreciation and depreciation were $166,703 ($ Thousands) and ($10,472) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$567,465	$—	$—	567,465
Exchange Traded Fund	1,026	—	—	1,026
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	33,148	—	33,148
Cash Equivalent	23,883	—	—	23,883
U.S. Treasury Obligations	—	1,541	—	1,541

Total Investments in Securities	$592,374	$34,689	$—	$627,063

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$357	$—	$—	$357

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Consumer Discretionary — 16.1%
Aaron’s	5,100	$182
Abercrombie & Fitch, Cl A	3,347	145
Advance Auto Parts	3,100	418
American Eagle Outfitters	35,816	402
Apollo Education Group, Cl A *	400	12
Bed Bath & Beyond *	9,316	535
Best Buy	7,800	242
Big Lots	6,600	302
BorgWarner	11,600	756
Brinker International	3,300	161
Cabela’s *	8,031	501
Carter’s	400	28
Chipotle Mexican Grill, Cl A *	815	483
Cinemark Holdings	1,200	42
Deckers Outdoor *	1,600	138
DeVry	2,000	85
Dillard’s, Cl A	1,600	186
Dollar General *	5,347	307
Foot Locker, Cl A	4,400	223
Gap	5,400	225
Gentex	200	6
Harley-Davidson, Cl A	11,624	812
Hasbro	5,965	317
Haverty Furniture	1,400	35
Hilton Worldwide Holdings *	15,600	363
Interpublic Group	15,090	294
Johnson Controls	1,300	65
Kohl’s	2,100	111
Lear	700	62
Liberty Ventures, Ser A *	2,700	199
Lululemon Athletica (A) *	6,550	265
Macy’s	4,800	278
Marriott Vacations Worldwide *	1,100	65
Mattel	2,600	101
Michael Kors Holdings *	10,500	931
Mohawk Industries *	3,000	415
Morningstar, Cl A	700	50
NetFlix *	1,185	522
Newell Rubbermaid, Cl B	12,559	389
Norwegian Cruise Line Holdings *	9,100	288
NVR *	160	184
Panera Bread, Cl A *	1,700	255
PetSmart (A)	5,531	331
Ralph Lauren, Cl A	3,520	566
Ross Stores	3,600	238
Ruth’s Chris Steak House	1,400	17
Sally Beauty Holdings *	17,398	436
Scripps Networks Interactive, Cl A	1,500	122
Service International	1,000	21
Signet Jewelers	3,775	417
Starwood Hotels & Resorts Worldwide	1,200	97
Starz - Liberty Capital *	2,600	78
Steven Madden *	1,500	51
Tesla Motors (A) *	2,170	521
Thor Industries	2,900	165
Toll Brothers *	8,700	321

Description	Shares	Market Value ($ Thousands)

TripAdvisor *	3,700	$402
Ulta Salon Cosmetics & Fragrance *	3,400	311
Urban Outfitters *	8,600	291
VF	3,240	204
Whirlpool	1,380	192
Williams-Sonoma	6,300	452
Wyndham Worldwide	2,900	220
Wynn Resorts	1,325	275

		17,108

Consumer Staples — 5.2%
Avon Products	9,400	137
Bunge	2,500	189
Coca-Cola Enterprises	11,768	562
ConAgra Foods	6,700	199
Darling International *	22,127	462
Ingredion	3,160	237
JM Smucker	7,184	766
Kroger	15,988	791
Lorillard	1,930	117
Molson Coors Brewing, Cl B	7,651	568
Monster Beverage *	3,100	220
Nu Skin Enterprises, Cl A	1,700	126
Sanderson Farms	200	19
Sprouts Farmers Market *	5,752	188
SYSCO, Cl A (A)	12,635	473
Tyson Foods, Cl A	6,100	229
WhiteWave Foods, Cl A *	6,200	201

		5,484

Energy — 6.6%
Antero Resources *	4,400	289
Baker Hughes	900	67
Cabot Oil & Gas	13,400	457
Chesapeake Energy	8,500	264
Concho Resources *	3,880	561
Consol Energy	4,900	226
CVR Energy (A)	400	19
Dril-Quip *	1,313	143
EQT	7,403	791
Frank’s International	9,800	241
Helmerich & Payne	2,000	232
HollyFrontier	1,000	44
Laredo Petroleum *	14,100	437
Marathon Petroleum	2,200	172
Nabors Industries	6,267	184
Newfield Exploration *	9,474	419
Oneok	3,200	218
Pioneer Natural Resources	2,243	515
Range Resources	1,801	157
RPC	7,600	179
SM Energy	2,500	210
Spectra Energy	14,152	601
Targa Resources	600	84
Tesoro	3,700	217
Unit *	1,700	117
Valero Energy	1,900	95
Whiting Petroleum *	1,100	88

		7,027

Financials — 15.8%
Affiliated Managers Group *	4,070	836

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Aflac	1,900	$118
Alexandria Real Estate Equities †	7,143	555
Allstate	5,897	346
American Campus Communities †	18,751	717
American Capital Agency, Cl A †	7,100	166
American Financial Group	3,200	191
Ameriprise Financial	6,378	765
Annaly Capital Management †	13,800	158
Aon	4,100	369
Camden Property Trust †	1,800	128
CBRE Group, Cl A *	25,600	820
CIT Group	2,100	96
CNA Financial	3,300	133
E*Trade Financial *	1,800	38
East West Bancorp	10,100	354
Endurance Specialty Holdings	6,638	343
Fifth Third Bancorp	31,301	668
First Interstate Bancsystem, Cl A	600	16
First Niagara Financial Group	20,900	183
Franklin Street Properties †	8,500	107
Fulton Financial	14,300	177
General Growth Properties †	10,000	236
Genworth Financial, Cl A *	5,300	92
Hancock Holding, Cl A	10,479	370
Hartford Financial Services Group	13,438	481
HCP †	2,400	99
Healthcare Trust of America, Cl A †	8,400	101
Hospitality Properties Trust †	6,300	192
Host Hotels & Resorts †	21,160	466
Investors Bancorp	31,737	351
Jones Lang LaSalle	1,760	223
KeyCorp	16,900	242
MFA Financial †	4,600	38
Moody’s	6,375	559
Mortgage Investment Trust †	4,400	83
Nelnet, Cl A	1,500	62
PartnerRe	5,664	619
Piper Jaffray *	1,600	83
Popular *	5,400	185
ProLogis †	6,500	267
Raymond James Financial	3,600	183
Regions Financial	22,900	243
Reinsurance Group of America, Cl A	6,007	474
Resource Capital †	10,300	58
Senior Housing Properties Trust †	500	12
Signature Bank NY, Cl B *	3,700	467
Strategic Hotels & Resorts * †	6,000	70
SunTrust Banks	13,800	553
T. Rowe Price Group	3,300	278
Taubman Centers †	400	30
TCF Financial	26,195	429
TD Ameritrade Holding	11,700	367
Travelers	200	19
Univest of Pennsylvania	200	4
Unum Group	13,726	477
Ventas †	3,200	205
Waddell & Reed Financial, Cl A	3,100	194
Willis Group Holdings	7,371	319
Zions Bancorporation	12,594	371

		16,786

Description	Shares	Market Value ($ Thousands)

Health Care — 11.2%
Actavis *	1,100	$245
Aetna, Cl A	1,900	154
Agilent Technologies	9,600	551
Alexion Pharmaceuticals *	3,070	480
AmerisourceBergen	4,639	337
Becton Dickinson	600	71
Boston Scientific *	15,400	197
Brookdale Senior Living, Cl A *	10,900	364
Bruker BioSciences *	11,200	272
C.R. Bard	1,400	200
CareFusion *	16,133	715
Cerner *	4,800	247
Charles River Laboratories International *	9,102	487
Cigna	3,600	331
Cooper, Cl A	3,568	484
Dentsply International	8,400	398
Envision Healthcare Holdings *	11,000	395
Health Net, Cl A *	3,100	129
Hill-Rom Holdings	1,400	58
Hologic *	8,100	205
Humana	4,000	511
Illumina *	4,900	875
Jazz Pharmaceuticals *	3,370	495
Mettler Toledo International *	830	210
Patterson	13,272	524
Pharmacyclics *	1,300	117
Premier, Cl A *	8,200	238
Quest Diagnostics	7,090	416
Quintiles Transnational Holdings *	3,200	171
Sirona Dental Systems, Cl A *	4,850	400
St. Jude Medical	3,600	249
United Therapeutics *	1,800	159
Universal Health Services, Cl B	2,400	230
Valeant Pharmaceuticals International *	2,575	325
Vertex Pharmaceuticals *	4,300	407
WellPoint	700	75
Zimmer Holdings	1,200	125

		11,847

Industrials — 14.6%
Acuity Brands (A)	5,150	712
Alaska Air Group	2,100	200
Amerco	680	198
Ametek	4,400	230
AO Smith	3,700	183
BE Aerospace *	1,100	102
Canadian Pacific Railway	2,755	499
Carlisle	7,175	622
Cintas	7,108	452
Clean Harbors (A) *	7,390	475
Colfax *	3,397	253
Copa Holdings, Cl A	1,300	185
CSX	1,000	31
Delta Air Lines, Cl A	13,600	526
Dover	5,132	467
Flowserve	6,275	466
Fluor	8,316	639
Fortune Brands Home & Security	12,150	485

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Generac Holdings *	5,200	$254
Harsco	600	16
HD Supply Holdings *	16,100	457
Hertz Global Holdings *	14,900	418
Hexcel, Cl A *	4,200	172
Huntington Ingalls Industries, Cl A	1,200	113
IDEX	2,600	210
Kirby *	4,150	486
L-3 Communications Holdings	1,880	227
Lincoln Electric Holdings	600	42
Manpowergroup	2,500	212
Middleby *	3,610	299
MSC Industrial Direct, Cl A	4,350	416
Northrop Grumman	700	84
Old Dominion Freight Line, Cl A *	1,700	108
Oshkosh Truck	3,800	211
Pall	6,825	583
Parker Hannifin, Cl A	5,313	668
Quanta Services *	5,800	201
Regal-Beloit	5,602	440
Southwest Airlines, Cl A	3,600	97
Spirit Aerosystems Holdings, Cl A *	4,500	151
SPX	1,800	195
Stanley Black & Decker	5,621	494
Stericycle, Cl A *	3,500	414
Toro	1,500	95
Trinity Industries	5,100	223
United Rentals *	2,100	220
WABCO Holdings *	3,675	393
Watsco	2,900	298
WW Grainger	630	160
Xylem	9,602	375

		15,457

Information Technology — 15.0%
Activision Blizzard	1,400	31
Alliance Data Systems *	2,475	696
Amphenol, Cl A	6,250	602
Analog Devices	4,700	254
Ansys *	2,600	197
Applied Materials	28,100	634
Arrow Electronics, Cl A *	3,200	193
Aruba Networks *	9,100	159
Autodesk, Cl A *	7,800	440
Avago Technologies, Cl A	11,300	814
Avnet	4,500	199
Booz Allen Hamilton Holding, Cl A	3,600	77
Broadridge Financial Solutions	3,600	150
CA	7,500	215
Cadence Design Systems (A) *	29,336	513
CDW	900	29
Ciena (A) *	14,300	310
Citrix Systems *	8,059	504
CommScope Holding *	4,300	100
CommVault Systems *	4,550	224
CoStar Group *	2,200	348
Diebold	7,425	298
DST Systems	1,900	175
Electronic Arts *	17,200	617

Description	Shares	Market Value ($ Thousands)

F5 Networks, Cl A *	100	$11
Fidelity National Information Services, Cl B	9,220	505
FireEye (A) *	5,300	215
Fiserv, Cl A *	2,500	151
Guidewire Software, Cl Z *	5,300	215
Harris	2,800	212
Informatica *	1,000	36
Ingram Micro, Cl A *	6,500	190
Integrated Device Technology *	2,200	34
Intuit	3,300	266
Juniper Networks *	23,680	581
Lam Research	5,800	392
Maxim Integrated Products	2,600	88
Microchip Technology (A)	10,123	494
NetApp	3,100	113
NXP Semiconductor *	5,900	391
Palo Alto Networks *	4,000	335
Pandora Media *	9,000	266
Red Hat *	700	39
SanDisk (A)	4,700	491
ServiceNow (A) *	5,025	311
Skyworks Solutions	6,200	291
Solera Holdings	1,800	121
Splunk *	4,000	221
Symantec, Cl A	11,200	256
Synopsys *	19,415	754
Tableau Software, Cl A *	2,550	182
Total System Services	1,000	31
VeriFone Holdings *	8,300	305
Western Digital	3,000	277
Workday, Cl A *	3,225	290
Xilinx	400	19

		15,862

Materials — 4.5%
Air Products & Chemicals	2,826	363
Albemarle	6,497	464
Alcoa	17,500	261
Allegheny Technologies	10,711	483
Celanese, Ser A	1,700	109
Compass Minerals International, Cl A	1,600	153
Cytec Industries	100	11
Domtar	900	39
Eagle Materials	2,000	188
Eastman Chemical	2,600	227
Greif, Cl A	7,041	384
International Flavors & Fragrances	2,000	209
Newmont Mining	8,300	211
Nucor	5,619	277
Owens-Illinois *	6,799	236
Reliance Steel & Aluminum	700	52
Sherwin-Williams, Cl A	2,695	558
Silgan Holdings	6,228	316
Southern Copper	900	27
Westlake Chemical	2,600	218

		4,786

Telecommunication Services — 0.2%
Intelsat *	2,100	40
Level 3 Communications *	4,600	202

		242

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2014

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 4.7%
AES	13,500	$210
AGL Resources	12,164	669
Calpine *	3,700	88
DTE Energy	1,900	148
Edison International	12,091	703
Entergy	3,100	254
Great Plains Energy	18,038	485
MDU Resources Group	5,300	186
Portland General Electric (A)	14,441	501
PPL	7,800	277
Public Service Enterprise Group	5,300	216
SCANA	9,221	496
UGI	3,800	192
Xcel Energy	16,258	524

		4,949

Total Common Stock (Cost $82,286) ($ Thousands)		99,548

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P.
0.080%**†† (B)	3,161,700	3,162

Total Affiliated Partnership (Cost $3,162) ($ Thousands)		3,162

CASH EQUIVALENT — 6.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	6,536,660	6,537

Total Cash Equivalent (Cost $6,537) ($ Thousands)		6,537

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
United States Treasury Bills
0.055%, 07/24/14	$401	401

Total U.S. Treasury Obligations (Cost $401) ($ Thousands)		401

Total Investments — 103.4% (Cost $92,386) ($ Thousands)‡		$109,648

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	29	Sep-2014	$73

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $106,039 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $3,101 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $3,162 ($Thousands).
(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $92,386 ($ Thousands), and the unrealized appreciation and depreciation were $19,041 ($ Thousands) and ($1,779) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$99,548	$—	$—	$99,548
Affiliated Partnership	—	3,162	—	3,162
Cash Equivalent	6,537	—	—	6,537
U.S. Treasury Obligations	—	401	—	401

Total Investments in Securities	$106,085	$3,563	$—	$109,648

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$73	$—	$—	$73

Total Other Financial Instruments	$73	$—	$—	$73

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Consumer Discretionary — 6.5%
Aaron’s	39,695	$1,415
ANN *	10,525	433
Aramark	18,994	492
Big Lots	28,000	1,280
Buckle	11,352	504
Canadian Tire, Cl A	23,100	2,220
Carter’s	31,300	2,158
Cheesecake Factory	5,583	259
Citi Trends *	3,459	74
Columbia Sportswear	3,423	283
Core-Mark Holding, Cl A	9,748	445
Cracker Barrel Old Country Store	25,100	2,499
DIRECTV *	101,200	8,603
Dollar General *	41,720	2,393
Dollar Tree *	60,358	3,287
DSW, Cl A	8,844	247
Einstein Noah Restaurant Group	4,043	65
Foot Locker, Cl A	51,700	2,622
Hilton Worldwide Holdings *	20,322	473
Kohl’s	155,061	8,169
Lear	29,140	2,603
McDonald’s	25,300	2,549
PetSmart	65,369	3,909
Reading International, Cl A *	9,460	80
Regal Entertainment Group, Cl A	15,740	332
Rent-A-Center	5,850	168
Steven Madden *	1,951	67
Sturm Ruger	2,582	152
Target, Cl A	190,860	11,060
Thomson Reuters	41,059	1,493
Time Warner Cable, Cl A	33,400	4,920
Vera Bradley *	9,351	204
William Lyon Homes, Cl A *	7,703	234

		65,692

Consumer Staples — 17.9%
Altria Group	155,000	6,501
Archer-Daniels-Midland	64,700	2,854
Bunge	83,644	6,327
Cal-Maine Foods	32,465	2,413
Church & Dwight	28,000	1,959
Clorox	100,515	9,187
Coca-Cola Bottling Consolidated	3,274	241
Coca-Cola Enterprises	98,100	4,687
Colgate-Palmolive	41,700	2,843
ConAgra Foods	136,700	4,057
Costco Wholesale	46,840	5,394
CVS Caremark	126,700	9,550
Dr Pepper Snapple Group	199,043	11,660
Energizer Holdings	19,600	2,392
Farmer Bros *	3,119	67
General Mills, Cl A	54,900	2,884
Hershey	88,557	8,623
Hormel Foods	110,524	5,454
Ingredion	25,300	1,899
J&J Snack Foods	1,654	156

Description	Shares	Market Value ($ Thousands)

Kellogg	170,379	$11,194
Kimberly-Clark	27,837	3,096
Kraft Foods	50,600	3,033
Kroger	245,733	12,147
Lorillard	77,200	4,707
Mead Johnson Nutrition, Cl A	30,600	2,851
Metro, Cl A	40,300	2,496
Molson Coors Brewing, Cl B	83,600	6,200
Orchids Paper Products	3,509	112
PepsiCo	101,355	9,055
Philip Morris International	34,700	2,925
Rite Aid *	214,510	1,538
Sanderson Farms	46,715	4,541
Tyson Foods, Cl A	320,010	12,013
Universal	31,000	1,716
Wal-Mart Stores	201,988	15,163

		181,935

Energy — 5.4%
Antero Resources *	8,605	565
Baker Hughes	41,000	3,053
Canadian Natural Resources	68,700	3,154
Chesapeake Energy	101,100	3,142
Chevron	113,463	14,813
ConocoPhillips	91,500	7,844
Exterran Holdings	6,779	305
Exxon Mobil	81,300	8,185
Frank’s International	9,723	239
Halliburton	41,900	2,975
Marathon Oil	78,700	3,142
SemGroup, Cl A	867	68
SM Energy	37,900	3,187
Targa Resources	9,853	1,375
Tesoro	40,900	2,400
World Fuel Services	9,773	481

		54,928

Financials — 15.1%
Allied World Assurance Holdings	133,515	5,076
Allstate	54,500	3,200
American Capital Agency, Cl A †	55,100	1,290
American Financial Group	62,870	3,745
American Homes 4 Rent, Cl A †	12,562	223
Annaly Capital Management †	524,745	5,998
Apollo Commercial Real Estate Finance †	38,053	627
Apollo Residential Mortgage †	31,122	520
Arrow Financial	2,461	64
Assurant	28,390	1,861
Axis Capital Holdings	157,060	6,955
BankFinancial	9,224	103
BOK Financial	17,200	1,146
Capstead Mortgage †	47,645	627
Cash America International	6,843	304
Central Pacific Financial	7,430	147
Charter Financial	16,036	178
Chubb	52,400	4,830
CIT Group	27,978	1,280
Digital Realty Trust, Cl A †	36,300	2,117
Dynex Capital †	43,731	387
Endurance Specialty Holdings	41,945	2,164
Essent Group *	19,246	387

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Everest Re Group	89,021	$14,287
First Citizens BancShares, Cl A	1,035	254
First NBC Bank Holding *	1,936	65
Gaming and Leisure Properties †	119,627	4,064
Genworth MI Canada	71,000	2,533
GEO Group * †	5,431	194
HCC Insurance Holdings	43,000	2,104
HCP †	67,900	2,810
Health Care †	46,100	2,889
Independent Bank Group	9,959	554
Jones Lang LaSalle	23,400	2,957
Marcus & Millichap *	11,130	284
MFA Financial †	327,580	2,689
MidWestOne Financial Group	2,634	63
Montpelier Re Holdings	5,101	163
Mortgage Investment Trust †	6,956	132
National Bank of Canada	96,800	4,113
New Residential Investment †	68,669	433
Omega Healthcare Investors †	36,800	1,356
PartnerRe	133,164	14,543
PennyMac Financial Services, Cl A *	20,674	314
PennyMac Mortgage Investment Trust †	89,100	1,955
Platinum Underwriters Holdings	43,670	2,832
Popular *	49,667	1,698
Public Storage †	6,344	1,087
RCS Capital, Cl A	3,125	66
Reinsurance Group of America, Cl A	19,140	1,510
RenaissanceRe Holdings	100,489	10,752
Select Income †	21,745	645
Senior Housing Properties Trust †	74,900	1,819
Simon Property Group †	16,500	2,744
Springleaf Holdings, Cl A *	11,945	310
Starwood Property Trust †	36,759	874
Travelers	97,100	9,134
Tree.com *	7,744	226
Two Harbors Investment †	432,191	4,529
Validus Holdings	200,132	7,653
Ventas †	45,400	2,910
Waterstone Financial	5,468	62
Wells Fargo	64,300	3,380

		154,216

Health Care — 16.2%
Abbott Laboratories	45,500	1,861
AbbVie	62,700	3,539
Aetna, Cl A	90,100	7,305
Air Methods *	2,622	135
Alliance HealthCare Services *	3,796	102
AmerisourceBergen	129,077	9,379
Amgen, Cl A	71,400	8,452
Analogic	1,534	120
AstraZeneca	56,700	4,213
Atrion	442	144
Baxter International	75,000	5,423
Becton Dickinson	36,982	4,375
Bio-Reference Labs *	11,581	350

Description	Shares	Market Value ($ Thousands)

Cardinal Health	38,800	$2,660
Cigna	34,600	3,182
Eli Lilly	82,585	5,134
Emergent Biosolutions *	5,225	117
Enanta Pharmaceuticals *	4,069	175
Ensign Group	15,193	472
Express Scripts Holding *	111,532	7,733
Henry Schein *	8,170	970
Humana	51,154	6,533
ICU Medical *	5,693	346
Idexx Laboratories *	39,543	5,282
Intuitive Surgical *	207	85
Johnson & Johnson	118,700	12,418
Laboratory Corp of America Holdings *	42,702	4,373
LDR Holding *	5,734	143
McKesson	30,368	5,655
Medtronic	52,100	3,322
Merck	229,559	13,280
Omnicare	49,321	3,283
Pfizer	353,100	10,480
Pozen	17,347	145
Providence Service *	2,633	96
Quest Diagnostics	151,007	8,863
Sagent Pharmaceuticals *	6,052	157
Sirona Dental Systems, Cl A *	579	48
STERIS, Cl A	5,444	291
Triple-S Management, Cl B *	15,893	285
UnitedHealth Group	94,600	7,734
WellPoint	79,400	8,544
Zimmer Holdings	21,400	2,223
Zoetis, Cl A	188,527	6,084

		165,511

Industrials — 4.2%
Alliant Techsystems	39,710	5,318
Deere	24,800	2,246
Dun & Bradstreet	17,600	1,940
Engility Holdings *	1,621	62
Exelis	61,960	1,052
General Dynamics	24,100	2,809
Huntington Ingalls Industries, Cl A	23,520	2,225
L-3 Communications Holdings	52,800	6,375
Landstar System	8,435	540
Lockheed Martin	41,527	6,675
Northrop Grumman	54,100	6,472
Raytheon	72,200	6,660
Sykes Enterprises *	16,160	351
Viad	14,776	352

		43,077

Information Technology — 9.1%
Amdocs	290,570	13,462
Apple	123,200	11,449
AVG Technologies *	3,681	74
Bel Fuse, Cl B	6,647	171
Benchmark Electronics *	17,018	434
Blackhawk Network Holdings, Cl A *	11,661	329
Blucora *	4,599	87
Booz Allen Hamilton Holding, Cl A	7,269	154

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Cardtronics *	1,867	$64
Cisco Systems	225,100	5,594
Dolby Laboratories, Cl A *	36,600	1,581
Echo Global Logistics *	24,089	462
ExlService Holdings *	2,421	71
Factset Research Systems	22,839	2,747
Forrester Research	2,017	77
Genpact *	19,703	345
Harris	60,700	4,598
Hewlett-Packard	81,790	2,755
Intel	334,400	10,333
International Business Machines	70,472	12,775
Intuit	8,523	686
Juniper Networks *	35,040	860
Leidos Holdings	54,750	2,099
Lexmark International, Cl A	29,000	1,396
Manhattan Associates *	2,911	100
Micros Systems *	11,658	792
Microsoft	196,700	8,203
Netscout Systems *	2,173	96
Oracle, Cl B	69,800	2,829
Polycom *	33,090	414
Qualcomm	53,200	4,213
Science Applications International	31,285	1,382
Symantec, Cl A	22,909	525
Tech Data *	30,000	1,875

		93,032

Materials — 1.3%
Ball	51,300	3,216
Bemis	61,000	2,480
CF Industries Holdings	4,500	1,082
Clearwater Paper *	5,593	345
Compass Minerals International, Cl A	6,966	667
Domtar	40,120	1,719
Gold Resource	22,680	115
Kaiser Aluminum	3,660	267
Scotts Miracle-Gro, Cl A	31,603	1,797
Sonoco Products	26,000	1,142

		12,830

Telecommunication Services — 5.5%
AT&T	590,479	20,879
BCE	108,100	4,907
CenturyTel	77,900	2,820
NTT DoCoMo ADR	260,300	4,448
RingCentral, Cl A *	4,829	73
Rogers Communications, Cl B	84,700	3,415
SK Telecom ADR	191,000	4,955
TELUS	135,300	5,045
Verizon Communications	188,602	9,228

		55,770

Utilities — 14.5%
AES	164,500	2,558
AGL Resources	56,200	3,093
ALLETE	4,210	216
Ameren	139,400	5,698
American Electric Power	160,900	8,973
American Water Works	73,443	3,632

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Artesian Resources, Cl A	4,592	$103
Atmos Energy	31,200	1,666
Avista	69,207	2,320
Calpine *	71,500	1,703
Cleco	5,606	331
CMS Energy	73,900	2,302
Consolidated Edison	168,544	9,732
DTE Energy	84,774	6,601
Duke Energy	37,800	2,804
Edison International	208,526	12,117
Empire District Electric	15,308	393
Entergy	206,072	16,917
Exelon	259,300	9,459
FirstEnergy	121,994	4,236
Hawaiian Electric Industries	21,752	551
Idacorp, Cl A	10,940	633
MGE Energy	1,673	66
New Jersey Resources	3,190	182
Northwest Natural Gas	13,732	647
NRG Energy	73,500	2,734
Pattern Energy Group, Cl A	13,655	452
PG&E	237,500	11,405
PNM Resources	16,629	488
Portland General Electric	129,014	4,473
PPL	159,100	5,653
Public Service Enterprise Group	256,555	10,465
SCANA	89,200	4,800
SJW	11,728	319
Southern	154,627	7,017
Unitil	17,382	588
WGL Holdings	1,507	65
Wisconsin Energy	58,400	2,740

		148,132

Total Common Stock (Cost $785,392) ($ Thousands)		975,123

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**††	37,830,127	37,830

Total Cash Equivalent (Cost $37,830) ($ Thousands)		37,830

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
United States Treasury Bills
0.066%, 07/24/14	$1,599	1,599

Total U.S. Treasury Obligations (Cost $1,599) ($ Thousands)		1,599

Total Investments — 99.6% (Cost $824,821) ($ Thousands)‡		$1,014,552

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

June 30, 2014

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	284	Sep-2014	$222

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,018,632 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $824,821 ($ Thousands), and the unrealized appreciation and depreciation were $198,029 ($ Thousands) and ($8,298) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$975,123	$—	$—	$975,123
Cash Equivalent	37,830	—	—	37,830
U.S. Treasury Obligations	—	1,599	—	1,599

Total Investments in Securities	$1,012,953	$1,599	$—	$1,014,552

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$222	$—	$—	$222

Total Other Financial Instruments	$222	$—	$—	$222

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Australia — 6.2%
AGL Energy	134,168	$1,960
Amcor	1,052,558	10,362
Asciano	321,822	1,710
Brambles	134,454	1,166
CFS Retail Property Trust Group *	1,576,441	3,036
Coca-Cola Amatil	557,743	4,980
CSL	18,551	1,165
Federation Centres *	674,524	1,585
Flight Centre Travel Group	95,444	4,005
Hansen Technologies	41,039	49
Incitec Pivot	276,829	758
Insurance Australia Group	217,675	1,200
Metcash, Cl A	1,860,261	4,635
Orica	48,677	895
REA Group	10,227	412
Scentre Group * †	1,931,916	5,835
Sonic Healthcare	237,686	3,888
SP AusNet, Cl Miscellaneous	3,451,242	4,316
Sydney Airport	737,082	2,936
Tabcorp Holdings	906,246	2,874
Tatts Group	2,199,095	6,787
Telstra, Cl B	1,938,131	9,531
Transurban Group	419,975	2,929
Treasury Wine Estates	342,492	1,619
Wesfarmers	99,394	3,925
Westfield *	641,339	4,328
Woodside Petroleum	245,618	9,521
Woolworths	140,259	4,663

		101,070

Austria — 0.1%
Flughafen Wien	2,159	201
Oesterreichische Post	20,933	1,040
Verbund	36,862	714

		1,955

Belgium — 0.3%
Befimmo *	4,966	378
Belgacom	118,520	3,933
Cofinimmo *†	2,912	363

		4,674

Canada — 12.9%
Agnico Eagle Mines	3,200	123
Alimentation Couche Tard, Cl B	112,900	3,098
Bank of Montreal	160,600	11,848
Bank of Nova Scotia, Cl C	4,000	267
Baytex Energy, Cl Common Subscription Receipt	9,500	439
BCE	254,918	11,567
Bell Aliant	314,569	8,237
Canadian Imperial Bank of Commerce	162,100	14,777
Canadian Tire, Cl A	188,400	18,107
CGI Group, Cl A †	63,100	2,240
CI Financial	33,700	1,109
Dollarama	69,700	5,748
Emera	72,400	2,318
Empire, Cl A	81,500	5,552
Encana	213,900	5,077

Description	Shares	Market Value ($ Thousands)

EnerCare	15,822	$181
Fairfax Financial Holdings	2,900	1,378
First Capital Realty	49,400	864
Fortis	202,400	6,170
George Weston	107,400	7,936
Gildan Activewear	32,000	1,889
H&R *	139,500	3,033
Industrial Alliance Insurance and Financial Services †	35,700	1,567
Intact Financial	113,600	7,847
Jean Coutu Group PJC, Cl A	10,600	226
K-Bro Linen	4,265	156
Keyera	9,900	731
Laurentian Bank of Canada	13,000	609
Manitoba Telecom Services	175,800	5,107
Metro, Cl A	231,900	14,363
Morguard *	28,100	469
National Bank of Canada	210,600	8,949
North West	14,282	317
Onex	17,500	1,085
Open Text	39,600	1,904
Pembina Pipeline	68,900	2,970
Power Corp of Canada	30,100	838
RioCan, Cl Trust Unit *	215,000	5,512
Rogers Communications, Cl B	284,500	11,469
Saputo	110,100	6,608
Shaw Communications, Cl B	94,600	2,430
Suncor Energy	10,800	461
Tim Hortons	147,100	8,061
Toronto-Dominion Bank	201,200	10,376
TransAlta Renewables	20,300	223
TransCanada	107,300	5,130
Valener	33,226	493
Vermilion Energy	9,800	683

		210,542

China — 0.4%
Chow Tai Fook Jewellery Group	1,947,200	2,975
Coca-Cola HBC †	128,509	2,949
Yangzijian Shipbuilding	643,000	557

		6,481

Denmark — 1.4%
AP Moeller - Maersk, Cl B	435	1,081
Carlsberg, Cl B	43,084	4,640
H Lundbeck, Cl H	22,064	543
Matas †	10,867	308
Royal UNIBREW	9,662	1,519
Schouw	13,187	648
TDC	1,001,473	10,364
Topdanmark †	145,143	4,417

		23,520

Finland — 0.2%
Fortum	96,254	2,584
Olvi, Cl A	1,700	58
Orion, Cl B	10,581	395

		3,037

France — 0.6%
Boiron	6,078	529
Bonduelle S.C.A.	6,128	180

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Dassault Systemes	26,146	$3,363
Ipsen	5,955	269
Korian-Medica	7,057	270
Lagardere SCA	78,939	2,570
Orpea	23,183	1,626
Societe d’Edition de Canal +	13,049	111
Tessi	531	73
Vilmorin & Cie	2,548	344

		9,335

Germany — 2.4%
Deutsche Telekom	228,819	4,010
E.ON	133,413	2,755
Fielmann	49,764	7,178
Fresenius Medical Care	65,826	4,424
LEG Immobilien	4,108	277
MAN	7,334	906
Merck KGaA	93,802	8,141
Rhoen Klinikum	171,257	5,656
Stada Arzneimittel	84,893	4,043
Suedzucker	39,526	798

		38,188

Guernsey — 0.6%
Amdocs	222,273	10,298

		10,298

Hong Kong — 3.1%
Cathay Pacific Airways	344,000	643
Cheung Kong Infrastructure Holdings	591,000	4,076
CLP Holdings, Cl B	1,875,000	15,386
Genting Singapore	483,000	515
Hopewell Holdings	124,500	434
Hutchison Whampoa	372,000	5,088
Li & Fung	872,000	1,291
Link *	844,500	4,544
MTR	99,500	383
NWS Holdings	79,000	146
PCCW	1,893,000	1,128
Power Assets Holdings	393,000	3,436
Prosperity *	586,000	183
Sunlight *	590,000	249
Swire Pacific, Cl A	486,000	5,982
Transport International Holdings, Cl B	14,000	26
Uni-Bio Science Group †	5,500,000	167
Wynn Macau	1,056,800	4,145
Yue Yuen Industrial Holdings	976,000	3,268

		51,090

Ireland — 0.3%
Greencore Group	336,496	1,528
ICON †	31,233	1,471
Kerry Group, Cl A	14,861	1,116

		4,115

Israel — 1.3%
Azrieli Group	72,774	2,399
Bank Hapoalim	481,677	2,787
Bank Leumi Le-Israel †	259,787	1,015
Check Point Software Technologies †	6,044	405
Formula Systems 1985	3,851	111

Description	Shares	Market Value ($ Thousands)

Ituran Location and Control	6,055	$147
Osem Investments	47,885	1,082
Paz Oil	3,976	643
Strauss Group	29,468	579
Teva Pharmaceutical Industries	222,091	11,750

		20,918

Italy — 0.3%
Amplifon	57,150	359
CSP International Fashion Group	1,207	3
Parmalat †	107,552	368
Snam Rete Gas	335,639	2,022
Terna Rete Elettrica Nazionale	480,102	2,532

		5,284

Japan — 5.7%
Ajis	1,300	21
Alpen	19,900	350
Aozora Bank	1,595,000	5,243
Asahi Kasei	117,000	895
Benesse, Cl A	4,300	186
Bic Camera †	221,200	1,714
Can Do	38,400	603
Coca-Cola West	102,100	1,762
Dunlop Sports	15,300	185
Duskin	30,600	592
Dydo Drinco	54,400	2,491
Earth Chemiclal †	12,800	493
FamilyMart, Cl H	24,600	1,060
Fancl	204,200	2,455
Hirose Electric	5,000	743
House Foods Group	164,100	3,076
Idemitsu Kosan	35,700	776
Ito En	157,800	4,045
Itochu-Shokuhin	3,900	138
Itoham Foods	79,000	349
Japan Airlines	40,800	2,255
Japan Petroleum Exploration	10,300	429
Kappa Create Holdings	48,400	503
Kasumi	16,300	119
Kewpie	522,000	8,497
Key Coffee	16,900	269
Kinden	42,000	408
Kohnan Shoji	16,900	171
Kose	158,600	6,059
Kura	22,100	597
Lion, Cl H	1,339,400	7,761
Mandom	22,200	790
Marudai Food	82,000	273
Matsuya Foods	27,600	516
Maxvalu Tokai	3,300	47
McDonald’s Holdings Japan	136,900	3,845
Megmilk Snow Brand	57,200	743
Ministop	92,000	1,489
Morinaga	261,000	567
Morinaga Milk Industry	486,025	1,751
MOS Food Services	28,000	614
Nihon Shokuhin Kako	2,000	7
Nippon Flour Mills	149,000	793
Nippon Telegraph & Telephone	108,900	6,792
Nisshin Oillio Group †	187,000	685
Noevir Holdings	66,200	1,328

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

NTT DOCOMO	279,000	$4,770
Ohsho Food Service	21,000	932
Oracle Japan	65,300	2,856
Osaka Gas	32,000	135
Otsuka	13,800	669
Ricoh	162,700	1,938
Rock Field	27,700	532
Royal Holdings	45,100	755
Sankyo	17,000	654
Sogo Medical	3,500	158
Starbucks Coffee Japan	41,400	476
Studio Alice	26,600	388
TKC	8,200	186
Tokai	9,200	255
Yamazaki Baking	68,000	849
Yoshinoya Holdings	232,700	3,278

		93,316

Netherlands — 0.8%
Heineken Holding	47,608	3,130
Royal Dutch Shell, Cl A	247,579	10,250

		13,380

New Zealand — 1.6%
Air New Zealand	830,927	1,513
Argosy Property	444,319	379
Auckland International Airport	1,230,025	4,200
Chorus	17,569	27
Contact Energy	276,170	1,284
Fisher & Paykel Healthcare	161,061	670
Fletcher Building	406,520	3,136
Infratil	102,751	220
Meridian Energy	204,165	222
Port of Tauranga	37,108	502
Restaurant Brands New Zealand	21,157	62
Ryman Healthcare	364,082	2,725
Sky City Entertainment Group	443,240	1,544
SKY Network Television	275,634	1,658
Summerset Group Holdings	69,427	210
Telecom Corp of New Zealand	3,200,745	7,510
Trade Me Group, Cl H	46,016	140

		26,002

Norway — 2.8%
Cermaq	19,326	266
Norsk Hydro	1,753,043	9,379
Orkla	1,009,368	8,990
Statoil	534,627	16,414
Telenor	495,771	11,287

		46,336

Portugal — 1.4%
CTT - Correiose de Portugal †	51,107	508
EDP - Energias de Portugal	4,266,475	21,403
Portucel	122,445	574
Semapa-Sociedade de Investimento e Gestao	25,343	358
Sonaecom - SGPS †	260,450	629

		23,472

Singapore — 2.7%
CapitaCommercial Trust *	1,507,000	2,055
CapitaMall Trust *	255,000	404

Description	Shares	Market Value ($ Thousands)

China Yuchai International	29,083	$617
ComfortDelGro	695,000	1,394
DBS Group Holdings	76,000	1,021
First *	140,000	133
Keppel	172,000	1,489
Mapletree Industrial Trust *	247,000	283
Metro Holdings	73,539	59
MobileOne	1,169,000	3,291
OSIM International	165,000	356
Raffles Medical Group	70,000	229
Sabana Shari’ah Compliant Industrial†	867,000	727
Sembcorp Industries	121,000	521
Sembcorp Marine	132,000	434
Singapore Airlines	225,000	1,872
Singapore Post	2,180,000	3,034
Singapore Press Holdings	951,000	3,181
Singapore Telecommunications	2,343,000	7,236
StarHub	2,706,000	9,052
Wilmar International	2,651,000	6,783
Yanlord Land Group †	394,000	352

		44,523

Spain — 1.8%
Amadeus IT Holding, Cl A	8,498	350
Ebro Foods	24,023	534
EDP Renovaveis	206,065	1,534
Enagas	144,810	4,659
Endesa	32,346	1,251
Gas Natural SDG	329,592	10,409
Iberdrola	1,457,670	11,142

		29,879

Sweden — 1.6%
Axfood	128,061	6,952
Hennes & Mauritz, Cl B	141,197	6,167
Industrivarden, Cl C	55,253	1,091
KappAhl †	26,114	161
Millicom International Cellular	4,331	397
Swedish Match	39,719	1,378
Tele2, Cl B	78,857	928
TeliaSonera	1,162,718	8,489

		25,563

Switzerland — 2.5%
Allreal Holding, Cl A	25,111	3,568
Alpiq Holding	4,200	483
Aryzta	23,708	2,246
Basler Kantonalbank, Cl H	2,216	176
Bell	46	129
Cembra Money Bank	6,919	437
Emmi	1,224	443
Galenica	8,738	8,533
Intershop Holdings	15	6
Kaba Holding	2,684	1,327
Lindt & Spruengli	8	494
Mobilezone Holding	28,743	327
Mobimo Holding	892	189
Nestle	121,609	9,421
Novartis	6,270	568
Orior	660	41
Siegfried Holding	5,821	1,063
Swisscom	19,082	11,093

		40,544

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

United Kingdom — 9.5%
Admiral Group	75,702	$2,005
Associated British Foods	67,843	3,537
AstraZeneca	100,795	7,481
British American Tobacco	162,765	9,680
British Sky Broadcasting Group	285,606	4,414
Centrica	1,995,375	10,665
Cranswick	60,855	1,316
Dairy Crest Group	18,916	152
GlaxoSmithKline	521,518	13,946
Greggs	477,871	4,380
Imperial Tobacco Group	398,884	17,937
J Sainsbury	1,778,954	9,597
Next, Cl A	142,704	15,799
Royal Dutch Shell, Cl A	182,333	7,540
Sage Group	225,228	1,479
Serco Group	174,456	1,090
Smith & Nephew	696,396	12,372
SSE	505,031	13,531
Stock Spirits Group †	37,991	194
Synergy Health	46,324	1,117
Tate & Lyle	669,562	7,837
Unilever	211,690	9,595

		155,664

United States — 34.6%
Altria Group	247,785	10,392
Amsurg †	60,062	2,737
Annaly Capital Management *	584,103	6,676
Apple	97,412	9,052
Archer-Daniels-Midland	180,616	7,967
Associated Banc-Corp	155,106	2,804
Astoria Financial	14,237	192
AT&T	480,290	16,983
Avista	86,673	2,905
Baxter International	56,362	4,075
Becton Dickinson	80,901	9,570
Bed Bath & Beyond †	19,474	1,117
Bemis	12,957	527
Benchmark Electronics †	12,133	309
Brookline Bancorp, Cl A	79,953	749
Bunge	123,395	9,334
C.R. Bard	28,399	4,061
Cablevision Systems, Cl A	448,285	7,912
CACI International, Cl A †	34,161	2,398
Capitol Federal Financial	743,249	9,038
Cardinal Health	32,354	2,218
Charles River Laboratories International †	55,617	2,977
Chemed	11,123	1,043
Cigna	88,468	8,136
Cintas	43,640	2,773
Clorox	212,777	19,448
Coca-Cola	32,016	1,356
Coca-Cola Bottling Consolidated	5,459	402
Colgate-Palmolive	139,387	9,503
Computer Sciences	43,351	2,740
Comverse †	19,399	518
ConocoPhillips	138,094	11,839

Description	Shares	Market Value ($ Thousands)

Consolidated Edison	4,274	$247
CVS Caremark	16,970	1,279
Dentsply International	8,166	387
Dice Holdings †	161,688	1,230
Dr Pepper Snapple Group	57,743	3,383
DST Systems	102,790	9,474
Duke Energy	14,948	1,109
Eli Lilly	12,084	751
Empire District Electric	293,355	7,533
Energizer Holdings	46,458	5,669
Entergy	205,449	16,865
Estee Lauder, Cl A	11,277	837
Exelon	318,122	11,605
Fresh Del Monte Produce	25,691	787
General Mills, Cl A	272,983	14,343
Harris	126,246	9,563
HealthSouth	122,200	4,383
Henry Schein †	80,960	9,608
Hershey	35,075	3,415
Hill-Rom Holdings	148,052	6,146
Hillshire Brands	35,689	2,223
Idacorp, Cl A	5,386	312
Intuit	37,359	3,009
Jack Henry & Associates	103,520	6,152
Johnson & Johnson	188,640	19,736
Juniper Networks †	22,232	546
Kaiser Aluminum	88,987	6,485
Kellogg	174,312	11,452
Kimberly-Clark	128,195	14,258
Kohl’s	41,820	2,203
L-3 Communications Holdings	42,796	5,168
Laboratory Corp of America Holdings †	163,181	16,710
Liberty Media - Interactive, Cl A †	228,659	6,713
LifePoint Hospitals †	152,993	9,501
Lorillard	69,150	4,216
Mantech International, Cl A	17,707	523
McDonald’s	20,545	2,070
MEDNAX †	92,698	5,390
Medtronic	160,000	10,202
Merck	153,529	8,882
Michael Kors Holdings †	5,581	495
Monster Worldwide †	111,352	728
Motorola Solutions	29,613	1,971
News †	281,902	5,058
Nordstrom	39,435	2,679
Northfield Bancorp	76,188	999
Northwest Bancshares	101,612	1,379
Nutrisystem	78,030	1,335
Oil-Dri Corp of America	3,429	105
Omnicare	117,100	7,795
Orchids Paper Products	29,612	949
Oritani Financial	32,447	499
Owens & Minor	275,078	9,347
Patterson	152,930	6,042
People’s United Financial	142,469	2,161
PepsiCo	108,267	9,672
PetSmart	6,697	401
Pfizer	228,848	6,792
Philip Morris International	109,268	9,212
Procter & Gamble	123,222	9,684

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Provident Financial Services	53,364	$924
Public Service Enterprise Group	14,507	592
Qualcomm	57,637	4,565
Quest Diagnostics	166,636	9,780
Reading International, Cl A †	16,183	138
Reliance Steel & Aluminum	5,718	421
Simplicity Bancorp	5,945	104
Steel Dynamics	168,353	3,022
STERIS, Cl A	40,257	2,153
Territorial Bancorp	7,233	151
Tyson Foods, Cl A	219,245	8,231
Unifirst	1,657	175
Unitil	64,498	2,182
Universal	102,204	5,657
Vector Group	107,519	2,224
VeriSign †	75,508	3,686
Verizon Communications	205,535	10,057
Wal-Mart Stores	165,441	12,419
Washington Federal	10,998	247
Weis Markets	28,796	1,317
Westar Energy, Cl A	65,618	2,506
Wintrust Financial	14,869	684

		564,654

Total Common Stock (Cost $1,363,900) ($ Thousands)		1,553,840

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel	34,571	3,996

Total Preferred Stock (Cost $4,002) ($ Thousands)		3,996

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	86,928,089	86,928

Total Cash Equivalent (Cost $86,928) ($ Thousands)		86,928

U.S. TREASURY OBLIGATION (A) (B) — 0.2%
United States Treasury Bills
0.052%, 7/24/2014	$3,886	3,886

Total U.S. Treasury Obligation (Cost $3,886) ($ Thousands)		3,886

Total Investments — 100.9% (Cost $1,458,716) ($ Thousands) ‡		$1,648,650

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	155	Sep-2014	$(75)
FTSE 100 Index	48	Sep-2014	(11)
Hang Seng Index	7	Jul-2014	14
S&P 500 Index E-MINI	268	Sep-2014	187
SPI 200 Index	19	Sep-2014	2
Topix Index	29	Sep-2014	39

			$156

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/25/14	AUD	118,933	USD	111,474	$(558)
7/25/14	CAD	226,223	USD	210,795	(1,480)
7/25/14	CHF	34,165	USD	38,295	(247)
7/25/14	DKK	140,206	USD	25,640	(115)
7/25/14	EUR	97,443	USD	132,886	(530)
7/25/14	GBP	108,019	USD	183,380	(1,259)
7/25/14	HKD	432,658	USD	55,809	(1)
7/25/14	JPY	10,324,928	USD	101,446	(505)
7/25/14	NOK	315,322	USD	51,259	(94)
7/25/14	NZD	30,926	USD	26,930	(80)
7/25/14	SEK	179,717	USD	26,673	(207)
7/25/14	SGD	81,408	USD	65,153	(163)
7/25/14	USD	553	AUD	589	2
7/25/14	USD	1,715	CAD	1,837	9
7/25/14	USD	277	CHF	247	1
7/25/14	USD	155	DKK	849	1
7/25/14	USD	791	EUR	580	3
7/25/14	USD	1,177	GBP	692	7
7/25/14	USD	222	HKD	1,720	—
7/25/14	USD	999	JPY	101,549	4
7/25/14	USD	41	NOK	253	—
7/25/14	USD	286	NZD	327	—
7/25/14	USD	108	SEK	721	—
7/25/14	USD	215	SGD	269	1

					$(5,211)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	7/25/14	(1,041,516)	1,036,305	$(5,211)

For the period ended June 30, 2014, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $1,633,363 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2014.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.
(1)	In U.S. Dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2014

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $1,458,716 ($ Thousands), and the unrealized appreciation and depreciation were $204,934 ($ Thousands) and ($15,000) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,518,883	$34,957	$—	$1,553,840
Preferred Stock	3,996	—	—	3,996
Cash Equivalent	86,928	—	—	86,928
U.S. Treasury Obligations	—	3,886	—	3,886

Total Investments in Securities	$1,609,807	$38,843	$—	$1,648,650

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$242	$—	$—	$242
Unrealized Depreciation	(86)	—	—	(86)
Forwards *
Unrealized Appreciation	—	28	—	28
Unrealized Depreciation	—	(5,239)	—	(5,239)

Total Other Financial Instruments	$156	$(5,211)	$—	$(5,055)

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “— “are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 5.5%
Advance Auto Parts	7,500	$1,012
Big Lots	16,600	759
Canadian Tire, Cl A	24,100	2,316
Cogeco Cable	10,500	583
Cracker Barrel Old Country Store	11,300	1,125
DIRECTV *	70,300	5,976
Dollar General *	13,022	747
Foot Locker, Cl A	37,800	1,917
Graham Holdings, Cl B	1,400	1,006
Kohl’s	43,600	2,297
Lear	21,160	1,890
Madison Square Garden, Cl A *	9,754	609
Magna International, Cl A	8,600	927
McDonald’s	70,945	7,147
Morningstar, Cl A	35,360	2,539
PetSmart	30,700	1,836
Scripps Networks Interactive, Cl A	5,100	414
Target, Cl A	93,486	5,417
Time Warner Cable, Cl A	18,400	2,710

		41,227

Consumer Staples — 20.8%
Altria Group	242,883	10,187
Archer-Daniels-Midland	46,400	2,047
Brown-Forman, Cl B	10,201	961
Cal-Maine Foods	34,300	2,549
Campbell Soup	14,306	655
Church & Dwight	63,904	4,470
Clorox	54,101	4,945
Coca-Cola Enterprises	49,400	2,360
Colgate-Palmolive	105,233	7,175
ConAgra Foods	129,738	3,851
Costco Wholesale	40,729	4,690
CVS Caremark	68,900	5,193
Dr Pepper Snapple Group	74,400	4,358
Energizer Holdings	13,500	1,647
General Mills, Cl A	105,878	5,563
Hershey	72,784	7,087
Hormel Foods	109,721	5,415
JM Smucker	30,745	3,276
Kellogg	72,447	4,760
Kimberly-Clark	63,910	7,108
Kroger	181,616	8,977
Lorillard	108,303	6,603
McCormick	66,296	4,746
Metro, Cl A	35,000	2,168
Molson Coors Brewing, Cl B	35,200	2,610
PepsiCo	78,237	6,990
Philip Morris International	71,621	6,038
Procter & Gamble	61,418	4,827
Reynolds American	93,700	5,655
Sanderson Farms	18,200	1,769
Tyson Foods, Cl A	119,300	4,478
Universal	16,000	886
Wal-Mart Stores	154,905	11,629

		155,673

Description	Shares	Market Value ($ Thousands)

Energy — 3.4%
Canadian Natural Resources	50,800	$2,332
Chevron	50,900	6,645
ConocoPhillips	55,200	4,732
Exxon Mobil	84,800	8,538
Halliburton	28,800	2,045
Southwestern Energy, Cl A *	27,347	1,244

		25,536

Financials — 15.7%
Allied World Assurance Holdings	56,649	2,154
Allstate	38,400	2,255
American Capital Agency, Cl A †	38,300	897
American Financial Group	41,500	2,472
Annaly Capital Management †	99,200	1,134
Arch Capital Group *	57,710	3,315
Assurant	20,750	1,360
Axis Capital Holdings	83,720	3,707
Canadian Imperial Bank of Commerce	31,000	2,826
CBL & Associates Properties †	23,900	454
CBOE Holdings	24,500	1,206
Chubb	34,200	3,152
Cullen/Frost Bankers	52,160	4,142
Digital Realty Trust, Cl A †	23,500	1,370
Endurance Specialty Holdings	20,100	1,037
Everest Re Group	41,753	6,701
Genworth MI Canada	23,900	853
Government Properties Income Trust, Cl A †	55,900	1,419
Hanover Insurance Group, Cl A	17,900	1,130
HCC Insurance Holdings	73,400	3,592
HCP †	49,100	2,032
Health Care †	31,200	1,955
Home Properties †	24,493	1,567
Interactive Brokers Group, Cl A	21,225	494
Jones Lang LaSalle	2,900	366
Maiden Holdings	62,300	753
Markel *	3,151	2,066
MFA Financial †	126,200	1,036
Mid-America Apartment Communities †	29,610	2,163
National Bank of Canada	71,400	3,034
Omega Healthcare Investors †	26,900	992
PartnerRe	67,419	7,363
PennyMac Mortgage Investment Trust †	50,500	1,108
Platinum Underwriters Holdings	22,400	1,453
Post Properties †	43,595	2,331
ProAssurance	15,000	666
Prosperity Bancshares	13,700	858
Public Storage †	6,892	1,181
Reinsurance Group of America, Cl A	13,580	1,071
RenaissanceRe Holdings	94,358	10,096
Senior Housing Properties Trust †	54,700	1,329
Silver Bay Realty Trust †	15	0
Simon Property Group †	12,000	1,995
SVB Financial Group, Cl B *	12,700	1,481
Tanger Factory Outlet Centers †	50,993	1,783

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

TFS Financial *	94,488	$1,347
Travelers	72,400	6,811
Two Harbors Investment †	308,871	3,237
Validus Holdings	113,129	4,326
Ventas †	33,200	2,128
Wells Fargo	55,300	2,907
White Mountains Insurance Group	4,079	2,482

		117,587

Health Care — 15.7%
Abbott Laboratories	32,900	1,346
AbbVie	45,500	2,568
Actavis *	10,200	2,275
Aetna, Cl A	63,300	5,132
AmerisourceBergen	71,537	5,198
Amgen, Cl A	48,800	5,776
AstraZeneca	53,600	3,983
Baxter International	53,200	3,846
Becton Dickinson	22,400	2,650
Cardinal Health	26,600	1,824
Centene *	5,900	446
Cigna	4,400	405
Eli Lilly	44,380	2,759
Endo International *	25,300	1,772
Express Scripts Holding *	25,300	1,754
Forest Laboratories, Cl A *	20,600	2,039
Greatbatch *	11,000	540
Humana	45,864	5,858
Idexx Laboratories *	20,334	2,716
Jazz Pharmaceuticals *	7,600	1,117
Johnson & Johnson	139,735	14,619
Laboratory Corp of America Holdings *	50,357	5,156
McKesson	11,100	2,067
Medtronic	29,000	1,849
Merck	183,562	10,619
Omnicare	27,600	1,837
PDL BioPharma	96,900	938
Pfizer	241,000	7,153
Quest Diagnostics	100,377	5,891
UnitedHealth Group	63,200	5,167
WellPoint	60,300	6,489
Zimmer Holdings	15,500	1,610

		117,399

Industrials — 5.7%
Alliant Techsystems	38,160	5,110
Deere	18,000	1,630
Dun & Bradstreet	12,300	1,355
General Dynamics	22,900	2,669
Huntington Ingalls Industries, Cl A	13,130	1,242
L-3 Communications Holdings	55,500	6,702
Landstar System	24,200	1,549
Lockheed Martin	12,700	2,041
Northrop Grumman	52,700	6,304
Old Dominion Freight Line, Cl A *	32,000	2,038
Raytheon	66,100	6,098
Rollins	54,200	1,626

Description	Shares	Market Value ($ Thousands)

Stericycle, Cl A *	38,292	$4,535

		42,899

Information Technology — 8.3%
Activision Blizzard	23,400	522
Amdocs	106,830	4,950
Apple	38,449	3,573
Automatic Data Processing	52,748	4,182
Broadridge Financial Solutions	44,500	1,853
CA	48,400	1,391
Cisco Systems	149,100	3,705
CSG Systems International	37,600	982
Dolby Laboratories, Cl A *	44,800	1,935
Flextronics International *	191,500	2,120
Global Payments	10,700	779
Harris	52,100	3,946
Ingram Micro, Cl A *	45,780	1,337
Intel	178,100	5,503
International Business Machines	40,839	7,403
Jack Henry & Associates	13,800	820
Leidos Holdings	25,675	984
Microsoft	120,200	5,012
Oracle, Cl B	60,400	2,448
Qualcomm	49,200	3,897
Science Applications International	14,671	648
Skyworks Solutions	49,500	2,325
Tech Data *	22,200	1,388
Zebra Technologies, Cl A *	7,200	593

		62,296

Materials — 1.2%
AptarGroup	7,900	529
Ball	34,700	2,175
Bemis	42,300	1,720
CF Industries Holdings	2,500	601
LyondellBasell Industries, Cl A	19,200	1,875
Sonoco Products	14,500	637
Westlake Chemical	15,000	1,257

		8,794

Telecommunication Services — 4.1%
AT&T	290,000	10,254
BCE ^	46,300	2,104
BCE	46,300	2,100
CenturyTel	54,300	1,966
NTT DoCoMo ADR	130,100	2,223
Rogers Communications, Cl B	68,600	2,766
SBA Communications, Cl A *	10,900	1,115
SK Telecom ADR	129,800	3,367
TELUS	32,100	1,196
Verizon Communications	76,114	3,724

		30,815

Utilities — 15.8%
AES	120,100	1,868
AGL Resources	62,858	3,459
Alliant Energy	6,300	383
Ameren	60,200	2,461
American Electric Power	118,600	6,614
Atmos Energy	22,600	1,207
Avista	50,300	1,686

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CMS Energy	53,900	$1,679
Consolidated Edison	115,378	6,662
Dominion Resources	17,335	1,240
DTE Energy	53,949	4,201
Duke Energy	92,644	6,873
Edison International	109,300	6,351
Entergy	100,000	8,209
Exelon	192,900	7,037
FirstEnergy	24,900	865
Great Plains Energy	13,200	355
ITC Holdings	81,099	2,958
Northeast Utilities	99,293	4,694
OGE Energy	56,484	2,207
PG&E	171,200	8,221
Pinnacle West Capital	30,700	1,776
Portland General Electric	64,100	2,222
PPL	113,330	4,027
Public Service Enterprise Group	272,701	11,124
SCANA	89,609	4,822
Sempra Energy	12,465	1,305
Southern	142,850	6,483
UGI	38,500	1,944
Wisconsin Energy	109,189	5,123

		118,056

Total Common Stock (Cost $541,015) ($ Thousands)		720,282

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% **††	24,545,501	24,546

Total Cash Equivalent (Cost $24,546) ($ Thousands)		24,546

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
United States Treasury Bills
0.046%, 7/24/2014	$1,441	1,441
0.042%, 3/5/2015	26	26

Total U.S. Treasury Obligations (Cost $1,467) ($ Thousands)		1,467

Total Investments — 99.6% (Cost $567,028) ($ Thousands) ‡		$746,295

A list of open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	184	Sep-2014	$142

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $749,105 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2014.

^	Traded on the Toronto Stock Exchange.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡

At June 30, 2014, the tax basis cost of the Fund’s investments was $567,028 ($ Thousands), and the unrealized appreciation and depreciation were $180,419 ($ Thousands) and ($1,152) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$720,282	$—	$—	$720,282
Cash Equivalents	24,546	—	—	24,546
U.S. Treasury Obligations	—	1,467	—	1,467

Total Investments in Securities	$744,828	$1,467	$—	$746,295

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$142	$—	$—	$142

Total Other Financial Instruments	$142	$—	$—	$142

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2014, there were no Level 3 investments.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8% ‡

Consumer Discretionary — 1.0%
Hyatt Hotels, Cl A *	26,500	$1,616
Starwood Hotels & Resorts Worldwide	8,430	681

		2,297

Financials — 94.8%
Acadia Realty Trust †	15,250	428
Alexandria Real Estate Equities †	65,130	5,057
American Assets Trust †	22,060	762
American Campus Communities †	20,890	799
Apartment Investment & Management, Cl A †	119,336	3,851
Ashford Hospitality Prime †	10,420	179
AvalonBay Communities †	63,121	8,975
Aviv †	19,800	558
BioMed Realty Trust † (A)	144,150	3,147
Boston Properties †	76,740	9,069
Brandywine Realty Trust †	191,510	2,988
Brixmor Property Group †	40,350	926
Camden Property Trust †	11,790	839
CBL & Associates Properties †	34,500	655
CoreSite Realty †	3,080	102
Corporate Office Properties Trust †	15,650	435
CubeSmart †	114,100	2,090
CyrusOne †	8,200	204
DDR †	216,450	3,816
Digital Realty Trust, Cl A † (A)	21,050	1,228
Douglas Emmett †	41,100	1,160
Duke Realty †	343,655	6,241
EastGroup Properties †	20,650	1,326
Education Realty Trust, Cl A †	67,570	726
Empire State Realty Trust, Cl A † (A)	17,950	296
Equity Lifestyle Properties †	31,250	1,380
Equity Residential †	126,210	7,951
Essex Property Trust †	30,850	5,704
Excel Trust †	20,470	273
Extra Space Storage †	32,780	1,746
Federal Realty Investment Trust †	23,870	2,886
First Industrial Realty Trust †	31,520	594
General Growth Properties †	258,389	6,088
Glimcher Realty Trust †	13,550	147
HCP †	157,060	6,499
Health Care †	127,680	8,002
Highwoods Properties †	40,560	1,701
Host Hotels & Resorts †	359,644	7,916
Hudson Pacific Properties †	47,100	1,194
Kilroy Realty †	30,620	1,907
Kimco Realty †	227,080	5,218
LaSalle Hotel Properties †	35,300	1,246
Liberty Property Trust †	56,770	2,153
Macerich †	91,669	6,119
Mid-America Apartment Communities †	24,650	1,801
ProLogis †	286,147	11,758
PS Business Parks †	10,160	848

Description	Shares	Market Value ($ Thousands)

Public Storage †	60,271	$10,327
Regency Centers †	68,100	3,792
Retail Opportunity Investments †	86,820	1,366
Retail Properties of America, Cl A †	36,480	561
Rexford Industrial Realty †	27,090	386
RLJ Lodging Trust †	82,290	2,377
Sabra Health Care †	14,450	415
Senior Housing Properties Trust †	56,650	1,376
Simon Property Group †	120,298	20,003
SL Green Realty † (A)	39,520	4,324
Sovran Self Storage †	11,170	863
Strategic Hotels & Resorts * †	93,230	1,092
Sunstone Hotel Investors †	278,820	4,163
Tanger Factory Outlet Centers †	31,690	1,108
Taubman Centers †	35,100	2,661
UDR †	220,260	6,306
Ventas †	104,340	6,688
Vornado Realty Trust †	73,480	7,842
Washington Prime Group * †	17,941	336
Weingarten Realty Investors † (A)	32,850	1,079

		216,053

Total Common Stock (Cost $180,732) ($ Thousands)		218,350

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P. 0.080% **†† (B)	10,177,319	10,177

Total Affiliated Partnership (Cost $10,177) ($ Thousands)		10,177

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	10,547,037	10,547

Total Cash Equivalent (Cost $10,547) ($ Thousands)		10,547

Total Investments — 104.9% (Cost $201,456) ($ Thousands) ‡‡		$239,074

Percentages are based on Net Assets of $227,968 ($Thousands).

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of June 30,2014

†	Real Estate Investment Trust.

††	Investment in affiliated security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $9,915 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2014 was $10,177 ($Thousands).

Cl —Class

L.P. — Limited Partnership

‡‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $201,456 ($ Thousands), and the unrealized appreciation and depreciation were $38,209 ($ Thousands) and ($591) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$218,350	$—	$—	$218,350
Affiliated Partnership	—	10,177	—	10,177
Cash Equivalents	10,547	—	—	10,547

Total Investments in Securities	$228,897	$10,177	$—	$239,074

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2014

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 32.1%

Consumer Discretionary — 4.7%
AutoZone
1.300%, 01/13/2017	$500	$501
Cequel Communications Holdings
6.375%, 09/15/2020 (A)	600	637
Comcast
5.850%, 11/15/2015	400	429
CSC Holdings
8.625%, 02/15/2019	875	1,040
Daimler Finance North America LLC
1.250%, 01/11/2016 (A)	600	605
1.085%, 08/01/2018 (A) (B)	250	253
ERAC USA Finance LLC
1.400%, 04/15/2016 (A)	115	116
Ford Motor Credit
1.724%, 12/06/2017	350	350
Ford Motor Credit LLC
1.060%, 03/12/2019 (B)	400	402
Maytag MTN
6.450%, 08/15/2014	500	504
NBCUniversal Enterprise
0.912%, 04/15/2018 (A) (B)	550	556
Newell Rubbermaid
2.000%, 06/15/2015	450	456
Nissan Motor Acceptance
0.934%, 09/26/2016 (A) (B)	350	353
0.777%, 03/03/2017 (A) (B)	310	311
Penske Truck Leasing
2.500%, 07/11/2014 (A)	60	60
President and Fellows of Harvard College
6.300%, 10/01/2037	380	418
Reynolds Group
5.750%, 10/15/2020	210	222
Sirius XM Radio
5.875%, 10/01/2020 (A)	1,000	1,058
Thomson Reuters
0.875%, 05/23/2016	600	600
Time Warner Cable
5.850%, 05/01/2017	450	506
TRW Automotive
7.250%, 03/15/2017 (A)	315	358
Volkswagen Group of America Finance
1.250%, 05/23/2017 (A)	300	300
Volkswagen International Finance
0.666%, 11/18/2016 (A) (B)	300	301
Whirlpool
1.350%, 03/01/2017	440	440

		10,776

Consumer Staples — 2.3%
Anheuser-Busch InBev Finance
0.623%, 02/01/2019 (B)	650	650
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	350	352
BAT International Finance
1.400%, 06/05/2015 (A)	500	504
ConAgra Foods
1.300%, 01/25/2016	375	378

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CVS Caremark
1.200%, 12/05/2016	$330	$332
Elizabeth Arden
7.375%, 03/15/2021	700	740
Heineken
0.800%, 10/01/2015 (A)	325	326
Kraft Foods Group
1.625%, 06/04/2015	500	505
Kroger
0.756%, 10/17/2016 (B)	450	451
Mondelez International
0.745%, 02/01/2019 (B)	450	449
Reynolds American
1.050%, 10/30/2015	240	240
SABMiller Holdings
0.915%, 08/01/2018 (A) (B)	500	503

		5,430

Energy — 2.4%
Atlas Pipeline Partners
4.750%, 11/15/2021	300	294
Atwood Oceanics
6.500%, 02/01/2020	1,000	1,066
BP Capital Markets PLC
0.864%, 09/26/2018 (B)	700	707
Devon Energy
0.771%, 12/15/2016 (B)	600	603
Enbridge
0.677%, 06/02/2017 (B)	675	676
Enterprise Products
1.250%, 08/13/2015	40	40
Gibson Energy
6.750%, 07/15/2021 (A)	207	224
Hess
1.300%, 06/15/2017	365	366
Petrobras Global Finance BV
1.849%, 05/20/2016 (B)	300	300
Statoil
0.685%, 11/08/2018 (B)	300	302
Total Capital Canada
0.606%, 01/15/2016 (B)	170	171
Total Capital International
0.793%, 08/10/2018 (B)	450	454
TransCanada PipeLines
0.750%, 01/15/2016	325	326

		5,529

Financials — 15.7%
Abbey National Treasury Services
0.740%, 03/13/2017 (B)	600	601
ABN AMRO Bank
1.028%, 10/28/2016 (A) (B)	450	454
American Express Credit MTN
1.125%, 06/05/2017	1,000	999
American Honda Finance
0.602%, 05/26/2016 (A) (B)	750	753
Australia & New Zealand Banking Group
0.784%, 05/15/2018 (B)	300	302
0.607%, 01/10/2017 (A) (B)	300	301
Bank of America
0.991%, 09/15/2036 (B)	700	627
0.695%, 02/14/2017 (B)	300	300
Bank of Montreal MTN
0.829%, 04/09/2018 (B)	650	654

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of New York Mellon MTN
0.670%, 03/06/2018 (B)	$650	$652
Bank of Nova Scotia
0.950%, 03/15/2016	400	402
0.671%, 09/11/2015 (B)	375	377
Bank of Tokyo-Mitsubishi UFJ
0.841%, 09/09/2016 (A) (B)	650	653
Barclays Bank PLC MTN
6.050%, 12/04/2017 (A)	600	681
BB&T MTN
1.091%, 06/15/2018 (B)	535	544
0.885%, 02/01/2019 (B)	325	327
BNP Paribas MTN
0.820%, 12/12/2016 (B)	600	602
BPCE MTN
1.073%, 02/10/2017 (B)	700	706
Capital One Bank USA
1.300%, 06/05/2017	550	550
Citigroup
0.777%, 08/25/2036 (B)	1,500	1,190
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.715%, 03/18/2016 (B)	550	553
Credit Agricole
1.078%, 10/03/2016 (A) (B)	750	754
Credit Suisse NY MTN
1.375%, 05/26/2017	510	512
Deutsche Bank
1.350%, 05/30/2017	700	700
Fifth Third Bank
1.350%, 06/01/2017	1,000	1,002
General Electric Capital
0.941%, 04/02/2018 (B)	300	304
General Electric Capital MTN
1.250%, 05/15/2017	600	602
Goldman Sachs Group
1.425%, 04/30/2018 (B)	500	508
1.324%, 11/15/2018 (B)	400	406
HSBC Bank PLC
0.864%, 05/15/2018 (A) (B)	600	606
HSBC USA
1.300%, 06/23/2017	700	702
Huntington National Bank
1.375%, 04/24/2017	350	350
0.654%, 04/24/2017 (B)	350	350
Hyundai Capital America
1.625%, 10/02/2015 (A)	150	151
ILFC E-Capital Trust I
5.020%, 12/21/2065 (A) (B)	500	490
International Lease Finance
6.500%, 09/01/2014 (A)	450	453
Intesa Sanpaolo
3.125%, 01/15/2016	300	308
JPMorgan Chase
0.858%, 01/28/2019 (B)	300	301
JPMorgan Chase Capital XXI
1.173%, 02/02/2037 (B)	1,300	1,085
Macquarie Group
1.225%, 01/31/2017 (A) (B)	400	400
Manufacturers & Traders Trust
0.600%, 01/30/2017 (B)	400	401
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (A)	220	219
0.607%, 04/10/2017 (A) (B)	500	501
Morgan Stanley
5.950%, 12/28/2017	140	159
1.477%, 02/25/2016 (B)	250	254

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.079%, 01/24/2019 (B)	$450	$453
New York Life Global Funding
1.125%, 03/01/2017 (A)	500	501
0.576%, 05/23/2016 (A) (B)	400	402
Nordea Bank
1.250%, 04/04/2017 (A)	600	600
Pricoa Global Funding I MTN
0.375%, 05/16/2016 (A) (B)	650	650
Principal Life Global Funding II MTN
1.200%, 05/19/2017 (A)	400	399
1.125%, 02/24/2017 (A)	300	299
Prudential Financial MTN
1.004%, 08/15/2018 (B)	500	501
RHP Hotel Properties ‡
5.000%, 04/15/2021	217	216
Royal Bank of Canada MTN
0.556%, 01/23/2017 (B)	900	902
Royal Bank of Scotland Group
1.875%, 03/31/2017	400	404
Societe Generale
1.313%, 10/01/2018 (B)	550	552
State Street Capital Trust IV
1.231%, 06/15/2037 (B)	375	319
Sumitomo Mitsui Banking
0.657%, 01/10/2017 (B)	400	401
SunTrust Bank
0.664%, 02/15/2017 (B)	650	650
Svenska Handelsbanken
0.700%, 09/23/2016 (B)	800	805
Toronto-Dominion Bank MTN
0.691%, 09/09/2016 (B)	200	201
0.463%, 05/02/2017 (B)	600	600
UBS MTN
5.875%, 07/15/2016	270	296
5.875%, 12/20/2017	130	148
Unitrin
6.000%, 05/15/2017	670	740
US Bancorp MTN
0.628%, 04/25/2019 (B)	550	550
Ventas Realty ‡
1.550%, 09/26/2016	500	505
1.250%, 04/17/2017	130	130
Wells Fargo MTN
1.150%, 06/02/2017	700	699
Westpac Banking
1.200%, 05/19/2017	300	300
0.836%, 01/17/2019 (B)	400	403

		36,372

Health Care — 2.4%
AbbVie
1.200%, 11/06/2015	550	553
Actavis Funding SCS
1.300%, 06/15/2017 (A)	550	549
Amgen
2.125%, 05/15/2017	600	615
Biomet
6.500%, 08/01/2020	225	243
Express Scripts Holding
1.250%, 06/02/2017	550	549
McKesson
1.292%, 03/10/2017	370	371
0.950%, 12/04/2015	235	236
Mylan
1.350%, 11/29/2016	450	451

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Providence Health & Services Obligated Group
1.033%, 10/01/2016 (B)	$800	$796
Thermo Fisher Scientific
1.300%, 02/01/2017	145	145
Warner Chilcott
7.750%, 09/15/2018	700	736
WellPoint
1.250%, 09/10/2015	210	212

		5,456

Industrials — 1.7%
Air Lease
4.500%, 01/15/2016	350	367
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	516	539
Clean Harbors
5.250%, 08/01/2020	350	361
Continental
4.500%, 09/15/2019	450	477
GATX
1.250%, 03/04/2017	245	244
Glencore Funding LLC
1.387%, 05/27/2016 (A) (B)	675	679
John Deere Capital MTN
0.351%, 06/15/2015 (B)	450	450
PACCAR Financial MTN
1.100%, 06/06/2017	360	360
Pentair Finance
1.350%, 12/01/2015	285	287
Precision Castparts
0.700%, 12/20/2015	135	135

		3,899

Information Technology — 0.6%
Fidelity National Information Services
1.450%, 06/05/2017	210	210
Hewlett-Packard
1.167%, 01/14/2019 (B)	600	605
TSMC Global
0.950%, 04/03/2016 (A)	250	250
Western Union
2.375%, 12/10/2015	85	86
1.227%, 08/21/2015 (B)	325	327

		1,478

Materials — 0.8%
Monsanto
1.150%, 06/30/2017	625	625
Packaging Dynamics
8.750%, 02/01/2016 (A)	500	514
Rio Tinto Finance USA PLC
1.072%, 06/17/2016 (B)	625	630

		1,769

Telecommunication Services — 1.2%
AT&T
0.800%, 12/01/2015	450	451
0.608%, 02/12/2016 (B)	450	451
British Telecommunications PLC
1.250%, 02/14/2017	295	295
SoftBank
4.500%, 04/15/2020 (A)	225	229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications
1.981%, 09/14/2018 (B)	$515	$543
1.350%, 06/09/2017	750	750

		2,719

Utilities — 0.3%
Dominion Gas Holdings
1.050%, 11/01/2016 (A)	600	598

Total Corporate Obligations (Cost $74,200) ($ Thousands)		74,026

LOAN PARTICIPATIONS — 27.9%
Advanstar Communications, Term Loan
5.500%, 04/29/2019	198	199
Advantage Sales and Marketing, Term Loan
8.250%, 12/12/2017	396	396
Affina Group, 2nd Lien
4.750%, 04/25/2020	31	31
Affinia Group
4.750%, 04/25/2020	608	614
Affinion Group Holdings
6.750%, 10/08/2016	580	582
Air Medical Group Holdings, Term Loan B1
5.000%, 06/30/2018	593	595
Alinta Cov-Lite, 1st Lien Term Loan
6.375%, 08/13/2019	423	430
Alinta, Delayed Term Loan Unfunded
0.500%, 08/13/2018 (G)	28	—
Alliance Holdings, Term Loan
4.250%, 12/07/2019	732	731
Alliance Laundry System LLC Term Loan B
4.250%, 12/07/2018	532	534
Alliance Laundry Systems LLC Term Loan
4.500%, 12/10/2018	6	6
Allison Transmission
3.750%, 08/23/2019	622	623
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	498	496
American Renal Holdings
4.500%, 08/14/2019	545	544
Applied Systems, 1st Lien Term Loan
4.250%, 01/25/2021	494	495
Applied Systems, 2nd Lien Term Loan
7.500%, 01/24/2022	175	178
Aramark, 1st lien
3.250%, 02/24/2021	1,050	1,042
Aramark, 1st Lien
3.250%, 09/07/2019	32	32
Ardagh Holdings USA, 1st Lien
4.000%, 12/17/2019	450	450
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	700	708
Asurion LLC
5.000%, 05/24/2019	855	860

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Asurion LLC, 2nd Lien Term Loan
8.500%, 03/03/2021	$300	$311
Atlas Energy, Term Loan B
6.500%, 07/31/2019	224	227
August Holding, 1st Lien Term Loan B2
0.000%, 04/27/2018 (C)	345	348
Avaya, Term Loan B3
4.727%, 10/26/2017	322	315
Booz Allen Hamilton, 1st Lien Term Loan B1
3.750%, 07/31/2019	246	247
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/2020	499	494
Calpine, Term Loan
0.000%, 04/01/2018(C)	700	702
CBS Outdoor Americas Capital LLC, 1st Lien
3.000%, 01/31/2021	908	904
CDW, Term Loan
3.250%, 04/29/2020	495	489
Cengage Learning Acquisitions, 1st Lien Term Loan
7.000%, 03/31/2020	196	198
Ceramtec Acquisition
4.250%, 08/30/2020	85	85
CeramTec GmbH, Term Loan B
4.250%, 08/30/2020	212	213
Ceridian, 1st Lien Term Loan B
4.401%, 08/14/2015	574	575
Charter Communications Operating LLC, Term Loan E
3.000%, 04/10/2020	318	313
Chief Exploration
7.500%, 05/16/2021	200	204
Community Health Services, 1st Lien Term Loan D
4.250%, 01/27/2021	599	602
ConvaTec, Dollar Term Loan
4.000%, 12/30/2016	631	630
Cumulus Media, 1st Lien
4.250%, 12/23/2020	598	600
DAE Aviation Holdings, 1st Lien Term Loan
7.750%, 08/05/2019	200	203
5.000%, 11/02/2018	596	601
Dealertrack, Cov-Lite, 1st Lien Term Loan B
3.500%, 02/28/2021	190	190
Dex Media West LLC
8.000%, 10/24/2014	451	417
EFS Cogen Holdings, 1st Lien Term Loan
3.750%, 12/17/2020	251	251
Emergency Medical Services, Cov-Lite, Term Loan
4.000%, 05/25/2018	22	22
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	218	218
4.000%, 05/25/2018	107	107
Endurance International, 1st Lien
5.000%, 11/09/2019	359	359

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy Transfer Equity, 1st Lien
3.250%, 12/02/2019	$698	$690
Entegris, 1st Lien Term Loan B
3.500%, 04/30/2021	500	496
Epicor, Cov-Lite, 1st Lien
4.000%, 05/16/2018	580	581
Equinox Fitness Club, Term Loan B
5.250%, 01/31/2020	1	1
4.250%, 01/31/2020	742	743
Evergreen Skillsoft, 1st Lien
4.500%, 04/28/2021	647	646
Fibertech Networks LLC, Term Loan B
4.000%, 11/30/2016	479	480
First Data, Dollar Term Loan
4.150%, 03/24/2018	624	625
Firth Rixson Limited, Term Loan B
4.250%, 06/30/2017	494	492
FMG Resources Property, Cov-Lite, 1st Lien
3.750%, 06/30/2019	493	493
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	894	893
FTS International, Term Loan B
0.000%, 04/16/2021 (C)	317	321
Generac Power Systems, Term Loan B
3.500%, 06/22/2018	740	734
Genpact International, Term Loan B
3.500%, 08/30/2019	494	495
Gray Television, Cov-Lite, 1st Lien Term Loan
0.000%, 06/10/2021 (C)	170	171
Greeneden U.S. Holding II LLC
4.000%, 01/31/2020	198	197
Harbor Freight Tools
4.750%, 07/26/2019	247	249
Harron Communications L.P., Term Loan B
3.500%, 10/05/2017	397	397
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	543	542
Hub International, 1st Lien Term Loan B
4.250%, 10/02/2020	697	697
Husky International, 1st Lien Term Loan
0.000%, 06/25/2021 (C)	140	141
Husky International, 2nd Lien Term Loan
0.000%, 06/24/2022 (C)	100	100
Ikaria, Cov-Lite, 1st Lien
5.000%, 02/12/2021	130	131
Ikaria, 2nd Lien
8.750%, 02/14/2022	80	81
IMS Health
3.500%, 03/17/2021	581	578
Ineos Holdings Limited, Cov-Lite
3.750%, 04/27/2018	608	606
Intelsat Jackson Holdings
3.750%, 06/30/2019	288	288

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	$534	$538
Inventiv Health, Term Loan B
7.500%, 08/04/2016	56	56
ION Trading Technologies, 1st Lien Term Loan
7.250%, 06/10/2021	55	55
ION Trading Technologies, 2nd Lien Term Loan
7.250%, 06/10/2022	350	351
J Crew Group, 1st Lien
4.000%, 03/05/2021	465	458
J Crew Group, Term Loan B
4.000%, 03/05/2021	218	215
JHT Holding, 2nd Lien Term Loan (D) (E)
12.500%, 05/30/2015	53	18
Kronos, Incremental Term Loan
4.500%, 10/30/2019	982	989
Language Line LLC, Term Loan B
6.250%, 06/20/2016	437	437
Lee Enterprises
7.250%, 03/31/2019	77	77
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	297	300
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	592	592
Leslie’s Poolmart, Term Loan B
2.000%, 10/11/2019 (G)	2	—
Level 3 Communications
4.000%, 08/01/2019	750	751
Light Tower Fiber LLC, Term Loan
8.000%, 04/12/2021	63	64
4.000%, 04/13/2020	199	198
MacDermid, Term Loan
4.000%, 06/07/2020	378	378
Media General, Term Loan
4.250%, 07/31/2020	229	230
MEG Energy
3.750%, 03/21/2020	634	634
MGM Resorts, Term Loan B
3.500%, 12/20/2019	396	395
Millennium Labortories LLC, 1st Lien Term Loan B
5.250%, 04/16/2021	507	512
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
5.500%, 11/19/2019	251	255
MTL Publishing LLC, Term Loan B
3.750%, 03/05/2018	472	471
Navistar International
5.750%, 08/17/2017	155	158
Nelson Education Limited, Term Loan B1
2.734%, 07/05/2014(H)	456	377
Numericable US, 1st Lien Term Loan B1
4.500%, 04/23/2020	150	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Numericable US, 1st Lien Term Loan B2
4.500%, 04/23/2020	$130	$131
Ocwen Financial
5.000%, 02/15/2018	248	249
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	966	967
Post Holdings, 1st Lien Term Loan B
3.750%, 06/02/2021	200	202
Quintiles Transnational, 1st Lien Term Loan B3
3.750%, 06/08/2018	429	428
Raycom TV Broadcasting LLC, Term Loan B
4.250%, 05/31/2017	391	390
Realogy
3.750%, 03/05/2020	60	60
Redtop Acquisitions, 1st Lien
4.500%, 12/03/2020	100	100
Redtop Acquisitions, 2nd Lien
8.250%, 06/03/2021	105	108
Rexnord LLC, Term Loan B
4.000%, 08/21/2020	839	839
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/22/2020	559	559
3.500%, 03/27/2020	82	82
Ryman Hospitality Properties, Cov-Lite
0.000%, 01/05/2021 (C)	110	111
Schaeffler Finances, Term Loan E
3.750%, 05/12/2020	425	427
Seadrill Partners LLC, 1st Lien Term Loan B
4.000%, 02/21/2021	662	658
Seaworld
3.000%, 05/30/2020	406	400
Serta Simmons Holdings, Term Loan B
4.250%, 09/19/2019	533	534
Sheridan Healthcare, Cov-Lite, 1st Lien Term Loan
4.500%, 06/29/2018	491	491
Sheridan Healthcare, Cov-Lite, 2nd Lien Term Loan
8.250%, 12/20/2021	450	460
Shields Finance, 1st Lien Term Loan B
5.000%, 01/29/2021	400	401
Skillsoft, Cov-Lite, 2nd Lien
7.750%, 04/28/2022	251	249
Smart & Final, 1st Lien Term Loan Cov-Lite
4.750%, 11/15/2019	494	494
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	871	866
Surgical Care Affiliates LLC, Term Loan B
4.234%, 12/29/2017	591	588
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	998	1,004

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Teine Energy, 2nd Lien Term Loan
7.500%, 05/17/2019	$462	$467
Telesat Canada, Term Loan B
3.500%, 03/26/2019	395	394
Templar Energy, Cov-Lite, 2nd Lien Term Loan
8.000%, 11/25/2020	500	495
0.000%, 11/25/2020(C)	480	475
Texas Competitive Electric Holdings, Extending Term Loan
4.651%, 10/10/2017	647	529
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	597	595
The Pantry, Term Loan B
4.750%, 07/31/2019	354	357
TI Automotive, Term Loan B
5.500%, 03/28/2019	501	501
Trans Union LLC, 1st Lien Term Loan
4.000%, 04/09/2021	1,000	1,000
TransDigm, Cov-Lite, 1st Lien, Term Loan D
3.750%, 05/21/2021	512	509
Travelport LLC, Term Loan
6.250%, 06/26/2019	189	193
Tribune Company, 1st Lien Term Loan B
4.000%, 12/27/2020	698	699
True Religion Apparel, Term Loan
5.875%, 07/30/2019	647	606
TWCC Holding, Term Loan
7.000%, 06/26/2020	500	495
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	487	490
Univision Communications, Term Loan C3
4.000%, 03/01/2020	548	548
Valeant Pharmaceuticals
3.750%, 02/13/2019	110	110
Valeant Pharmaceuticals International, Term Loan E
3.750%, 08/05/2020	460	459
Vanity LLC, 1st Lien Term Loan B
0.000%, 06/11/2021 (C)	290	291
Verint Systems, 1st Lien Term Loan B
3.500%, 09/06/2019	391	391
Walter Energy, Term Loan B
7.250%, 04/02/2018	349	337
Warner Music Group, Term Loan
3.750%, 07/01/2020	249	245
Waste Industries USA, Term Loan B
4.250%, 03/17/2017	482	482
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	245	244
West
3.250%, 06/30/2018	252	251
West, 1st Lien
3.250%, 06/30/2018	81	80

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WideOpenWest Finance
4.750%, 03/26/2019	$147	$148
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/31/2019	499	495
Zayo Group LLC, Term Loan B
4.000%, 07/02/2019	975	976
Ziggo, 1st Lien Term Loan B1
0.000%, 01/15/2022 (C)	296	292
Ziggo, 1st Lien Term Loan B2
0.000%, 01/15/2022 (C)	191	188
Ziggo, 1st Lien Term Loan B3
0.000%, 01/15/2022 (C)	314	310

Total Loan Participations (Cost $64,256) ($ Thousands)		64,349

ASSET-BACKED SECURITIES — 23.2%

Automotive — 9.4%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (A)	300	302
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	239	240
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	380	380
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	570	571
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	285	285
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (A)	139	140
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (A)	227	228
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (A)	221	221
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (A)	180	181
Americredit Automobile Receivables Trust, Ser 2011-2, Cl C
3.190%, 10/12/2016	1,100	1,110
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	525	525
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	79	79
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	440	440

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.531%, 03/08/2017 (B)	$171	$171
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.702%, 03/15/2020 (A) (B)	355	355
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.452%, 01/15/2021 (A) (B)	236	236
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	82	82
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	295	296
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	550	561
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	110	110
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	116
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	39	39
Chesapeake Funding, Ser 2012-1A, Cl A
0.901%, 11/07/2023 (A) (B)	234	235
Chesapeake Funding, Ser 2013-1A, Cl A
0.601%, 01/07/2025 (A) (B)	830	831
Chesapeake Funding, Ser 2014-1A, Cl A
0.571%, 03/07/2026 (A) (B)	490	490
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (A)	205	205
CPS Auto Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	257	258
CPS Auto Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	254	253
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (A)	409	411
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (A)	270	271
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (A)	400	403
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (A)	345	346
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (A)	221	221
Enterprise Fleet Financing, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (A)	81	82

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Fleet Financing, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (A)	$394	$394
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	210	210
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (A)	264	265
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (A)	123	123
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (A)	504	506
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (A)	192	192
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (A)	250	250
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	650	666
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	475	484
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	700	724
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	31	31
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	94	94
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017 (A)	120	120
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (A)	825	830
Mercedes Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	145	145
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	310	311
Motor PLC, Ser 2013-1A, Cl A1
0.652%, 02/15/2021 (A) (B)	290	290
Nissan Auto Lease Trust, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	348	348
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (A)	196	196
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (A)	335	336
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	387	387

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (A)	$330	$330
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	233	235
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	545	569
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	700	705
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	520	520
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	130	130
Santander Drive Auto Receivables Trust, Ser 2014-2, Cl A2A
0.540%, 07/17/2017	310	310
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (A)	84	85
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (A)	404	405
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (A)	505	505
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	134	134
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	48	48
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.501%, 02/15/2018 (A) (B)	235	235

		21,787

Credit Cards — 4.3%
BA Credit Card Trust, Ser 2014-A1, Cl A
0.531%, 06/15/2021 (B)	650	651
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.511%, 12/16/2019 (B)	365	366
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.502%, 03/16/2020 (B)	190	190
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.402%, 04/15/2019 (B)	750	745
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	495	497

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	$675	$676
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.572%, 07/15/2020 (B)	650	652
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	490	492
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
0.910%, 07/23/2018	600	603
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	485	485
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	1,000	1,003
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	525	527
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	440	440
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.491%, 07/16/2018 (B)	240	240
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	475	477
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (A)	525	526
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.475%, 03/15/2019 (A) (B)	435	435
Gracechurch Card PLC, Ser 2012-4A, Cl A
0.852%, 06/15/2017 (A) (B)	550	552
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (A)	330	331

		9,888

Other Asset-Backed Securities — 9.5%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.490%, 01/25/2035 (B)	252	247
ACE Securities Home Equity Loan Trust, Ser 2005-SD3, Cl A
0.552%, 08/25/2045 (B)	37	37
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.252%, 09/25/2034 (B)	298	294
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	540	541
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	600	604
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.852%, 06/15/2017 (B)	500	502

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	$440	$443
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.602%, 02/15/2018 (B)	280	281
Ally Master Owner Trust, Ser 2013-2, Cl A
0.602%, 04/15/2018 (B)	675	676
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.622%, 01/15/2019 (B)	570	571
Ally Master Owner Trust, Ser 2014-2, Cl A
0.522%, 01/16/2018 (B)	660	660
Atrium X, Ser 2013-10A, Cl A
1.349%, 07/16/2025 (A) (B)	560	554
Babson CLO, Ser 2013-IA, Cl A
1.337%, 04/20/2025 (A) (B)	600	594
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.812%, 12/25/2044 (B)	346	346
CIFC Funding, Ser 2013-1A, Cl A1
1.379%, 04/16/2025 (A) (B)	485	479
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	120	120
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	260	260
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.586%, 04/18/2026 (A) (B)	510	508
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
0.392%, 01/25/2036 (B)	599	591
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.531%, 01/15/2018 (B)	330	331
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.621%, 09/15/2018 (B)	505	506
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.551%, 02/15/2019 (B)	490	491
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	90	90
GE Business Loan Trust, Ser 2003-2A, Cl B
1.152%, 11/15/2031 (A) (B)	26	25
GE Business Loan Trust, Ser 2004-2A, Cl A
0.372%, 12/15/2032 (A) (B)	48	46
GE Business Loan Trust, Ser 2004-2A, Cl B
0.632%, 12/15/2032 (A) (B)	36	35
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.723%, 02/20/2017 (B)	640	640

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.643%, 06/20/2017 (B)	$455	$456
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	220	220
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	207	207
GE Equipment Small Ticket, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (A)	166	166
GE Equipment Small Ticket, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (A)	800	803
GE Equipment Transportation, Ser 2013-1, Cl A2
0.500%, 11/24/2015	121	121
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.582%, 09/15/2018 (A) (B)	625	627
ING Investment Management CLO, Ser 2014-1RA, Cl A1R
1.434%, 03/14/2022 (A) (B)	600	600
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	444	444
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	725	726
John Deere Owner Trust, Ser 2013-B, Cl A2
0.550%, 01/15/2016	213	214
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH1, Cl AV4
0.282%, 11/25/2036 (B)	237	235
Katonah, Ser 2005-7A, Cl B
0.644%, 11/15/2017 (A) (B)	700	697
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (A)	220	220
MMAF Equipment Finance, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (A)	745	745
New York City, Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (A)	105	105
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.358%, 07/17/2025 (A) (B)	550	543
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.348%, 04/20/2025 (A) (B)	330	327
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.148%, 04/20/2021 (A) (B)	394	394
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.652%, 02/25/2035 (B)	310	305
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.672%, 03/25/2026 (B)	369	370
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.002%, 12/16/2024 (A) (B)	163	164

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (A)	$510	$511
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.382%, 07/25/2036 (A) (B)	1,193	1,184
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.302%, 02/25/2036 (B)	314	309
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (A)	320	321
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (A)	285	285

		21,771

Total Asset-Backed Securities (Cost $53,435) ($ Thousands)		53,446

MORTGAGE-BACKED SECURITIES — 12.6%

Agency Mortgage-Backed Obligations — 2.9%
FHLMC
6.000%, 09/01/2026	112	126
FNMA
6.500%, 09/01/2026	84	95
6.000%, 11/01/2026 to 04/01/2040	667	752
5.000%, 02/01/2023 to 03/01/2025	199	215
FNMA TBA
3.500%, 07/25/2026 to 08/01/2026	900	952
3.000%, 07/01/2026	3,100	3,220
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.602%, 10/07/2020 (B)	395	397
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.602%, 01/08/2020 (B)	510	513
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.552%, 03/11/2020 (B)	174	174
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.532%, 03/06/2020 (B)	157	158
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.532%, 05/07/2020 (B)	91	91

		6,693

Non-Agency Mortgage-Backed Obligations — 9.7%
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.612%, 08/25/2035 (B)	291	290
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.746%, 11/25/2034 (B)	113	114
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.700%, 04/25/2035 (B)	355	330
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.760%, 10/25/2035 (B)	256	230

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (B)	$475	$494
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	85	88
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.136%, 10/12/2042 (B)	315	329
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.441%, 03/11/2039 (B)	450	476
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	338	363
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.228%, 07/15/2044 (B)	697	725
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	319	319
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	725	789
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.609%, 09/25/2034 (B)	80	81
Citigroup/Deutsche Bank Commercial Mortgage, Ser 2006-CD2, Cl A4
5.305%, 01/15/2046 (B)	360	380
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.945%, 06/10/2046 (B)	569	610
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	309	309
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	227	228
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	270	270
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (A)	462	472
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	228	228
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	198	197
Commercial Mortgage Pass- Through Certificates, Ser 2014-BBG, Cl A
0.952%, 03/15/2029 (A) (B)	340	340

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	$453	$472
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.101%, 05/25/2024 (B)	360	360
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.101%, 05/25/2024 (B)	300	300
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.311%, 11/10/2045 (B)	1,100	1,152
Granite Master Issuer PLC, Ser 2006-3, Cl A3
0.233%, 12/20/2054 (B)	835	827
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.233%, 12/20/2054 (B)	860	854
Granite Master Issuer PLC, Ser 2006-4, Cl A6
0.333%, 12/20/2054 (B)	127	126
Granite Master Issuer PLC, Ser 2007-1, Cl 2A1
0.293%, 12/20/2054 (B)	133	132
Granite Master Issuer PLC, Ser 2007-1, Cl 3A1
0.353%, 12/20/2054 (B)	150	149
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	216	215
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	454	476
GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	167	167
Hilton USA, Ser 2013-HLF, Cl AFL
1.151%, 11/05/2030 (A) (B)	245	245
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.672%, 04/25/2035 (B)	234	215
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-FLD1, Cl M2
0.642%, 07/25/2035 (B)	318	315
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
6.057%, 04/15/2045 (B)	215	231
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (B)	562	583
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (A)	397	405
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (A)	8	8

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	$105	$105
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	117	116
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	300	302
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.731%, 10/25/2036 (B)	479	427
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.804%, 12/25/2034 (B)	157	159
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	148	159
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	126	125
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	510	524
Morgan Stanley, Ser IO, Cl AXA
1.000%, 03/27/2051 (A)	364	367
MortgageIT Trust, Ser 2005-5, Cl A1
0.412%, 12/25/2035 (B)	730	683
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.552%, 02/25/2035 (B)	41	41
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.412%, 04/25/2035 (B)	568	569
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.473%, 11/20/2034 (B)	173	165
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.453%, 12/20/2034 (B)	147	141
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.373%, 03/20/2035 (B)	82	74
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	282	281
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	356	354
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	295	301

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.239%, 10/15/2044 (B)	$272	$284
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.457%, 12/15/2044 (B)	300	315
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.346%, 03/25/2036 (B)	309	288
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	362	362
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.615%, 01/25/2035 (B)	260	263
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (A)	84	84
WFRBS Commercial Mortgage Trust, Ser 2011-C6, Cl A1
1.081%, 04/15/2045	185	186
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	369	368
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	336	337

		22,274

Total Mortgage-Backed Securities (Cost $29,144) ($ Thousands)		28,967

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
FFCB
0.190%, 06/04/2015	1,000	999
FHLB
0.260%, 07/21/2015	3,000	3,002
0.250%, 02/20/2015	2,300	2,302
FNMA
2.375%, 07/28/2015	1,000	1,023
0.375%, 03/16/2015	1,500	1,503

Total U.S. Government Agency Obligations (Cost $8,830) ($ Thousands)		8,829

COLLATERALIZED DEBT OBLIGATIONS (A) (B) — 1.3%

Other Asset-Backed Securities — 1.3%
Apidos CLO XII, Ser 2013-12A, Cl A
1.326%, 04/15/2025	550	544
Apidos CLO XVII, Ser 2014-17A, Cl A1A
1.734%, 04/17/2026	350	351
Cent CLO 20, Ser 2014-20A, Cl A
1.724%, 01/25/2026	625	624
ING Investment Management CLO, Ser 2014-1A, Cl A1
1.769%, 04/18/2026	510	509

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Limerock CLO II, Ser 2014-2A, Cl A
1.735%, 04/18/2026	$600	$602
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.707%, 04/15/2026	440	439

Total Collateralized Debt Obligations (Cost $3,072) ($ Thousands)		3,069

MUNICIPAL BONDS — 1.2%
Florida State, Board of Administration Finance, Ser A, RB
1.298%, 07/01/2016	570	575
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	455	458
New Jersey State, Economic Development Authority, Ser Q, RB
0.996%, 06/15/2016	1,000	998
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	230	236
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.651%, 07/01/2014 (B)	565	565

Total Municipal Bonds (Cost $2,824) ($ Thousands)		2,832

COMMON STOCK — 0.0%
JHT Holding *	4,002	—

Total Common Stock (Cost $–) ($ Thousands)		—

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% **†	2,445,058	2,445

Total Cash Equivalent (Cost $2,445) ($ Thousands)		2,445

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT (F) — 0.7%
Goldman Sachs 0.100%, dated 06/30/14, to be repurchased on 07/01/14, repurchase price $1,500,004 (collateralized by various FNMA obligations, ranging in par value $283,000- $370,000, 3.424%-5.000%, 01/01/2026-01/12/2040, with total market value $1,530,000)	$1,500	$1,500

Total Repurchase Agreement (Cost $1,500) ($ Thousands)		1,500

Total Investments — 103.9% (Cost $239,706) ($ Thousands) ‡‡		$239,463

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(45)	Sep-2014	$22
U.S. 2-Year Treasury Note	(23)	Sep-2014	1
U.S. 5-Year Treasury Note	22	Sep-2014	(3)

			$20

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $230,482 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2014. The date reported on the Schedule of Investments is the final maturity date.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Security considered illiquid and restricted. The total value of such security as of June 30, 2014 was $18 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2014 was $18 and represented 0.01% of Net Assets.

(F)	Tri-Party Repurchase Agreement.

(G)	Unfunded bank loan.

(H)	Security in default of interest payments.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

‡‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $239,706 ($ Thousands), and the unrealized appreciation and depreciation were $1,274 ($ Thousands) and $(1,517) ($ Thousands), respectively.

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2014

The restricted securities held by the Fund as of June 30, 2014, is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
JHT Holding, 2nd Lien Term Loan	$53	12/16/08	12/16/08	$57	$18	0.01%

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$74,026	$—	$74,026
Loan Participations	—	64,331	18	64,349
Asset-Backed Securities	—	53,446	—	53,446
Mortgage-Backed Securities	—	28,967	—	28,967
U.S. Government Agency Obligations	—	8,829	—	8,829
Collateralized Debt Obligations	—	3,069	—	3,069
Municipal Bonds	—	2,832	—	2,832
Common Stock	—	—	—	—
Cash Equivalent	2,445	—	—	2,445
Repurchase Agreement	—	1,500	—	1,500

Total Investments in Securities	$2,445	$237,000	$18	$239,463

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$23	$—	$—	$23
Unrealized Depreciation	(3)	—	—	(3)

Total Other Financial Instruments	$20	$—	$—	$20

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 34.9%

Agency Mortgage-Backed Obligations — 27.3%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$670	$777
7.000%, 06/01/2015 to 03/01/2039	640	704
6.500%, 06/01/2017 to 09/01/2039	909	980
6.000%, 03/01/2020 to 07/01/2037	3,303	3,632
5.500%, 02/01/2017 to 01/01/2039	9,958	11,025
5.000%, 10/01/2018 to 08/01/2041	15,507	17,226
4.500%, 07/01/2026 to 03/01/2044	5,058	5,520
4.000%, 04/01/2019 to 08/01/2043	10,118	10,818
3.500%, 03/01/2033 to 08/01/2043	10,201	10,491
2.500%, 03/01/2028 to 05/01/2028	697	708
FHLMC ARM (A)
3.420%, 04/01/2044	319	332
3.236%, 06/01/2044	1,087	1,127
3.220%, 06/01/2044	535	553
3.168%, 02/01/2042	889	924
3.142%, 03/01/2044	257	268
3.086%, 04/01/2044	515	535
3.033%, 11/01/2043 to 02/01/2044	1,185	1,222
2.985%, 10/01/2043	663	677
2.951%, 01/01/2044	412	420
2.949%, 11/01/2043	841	857
2.709%, 07/01/2042	1,759	1,808
2.684%, 11/01/2042	506	519
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	25	27
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	748	831
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	205	236
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	1,053	1,189
FHLMC CMO, Ser 2002-48, Cl 1A
5.776%, 07/25/2033 (A)	15	17
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	199	229
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	158	189
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	218	259
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	227	271
FHLMC CMO, Ser 2005-2945, Cl SA
12.021%, 03/15/2020 (A)	693	620
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	674	754

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	$2,100	$2,345
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	686	737
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.879%, 05/15/2038 (A)	191	26
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	675	752
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.078%, 01/15/2040 (A)	163	24
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	816	921
FHLMC CMO, Ser 2010-3645, Cl KP
5.000%, 02/15/2040	1,140	1,249
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	368	392
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	679	743
FHLMC CMO, Ser 2011-3947, Cl SG, IO
0.602%, 10/15/2041 (A)	1,129	224
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.448%, 11/15/2041 (A)	928	169
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.899%, 08/15/2039 (A)	1,961	273
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.898%, 07/15/2042 (A)	88	19
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,203	166
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.898%, 08/15/2042 (A)	176	40
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.998%, 11/15/2042 (A)	174	38
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.998%, 11/15/2042 (A)	183	42
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.998%, 11/15/2042 (A)	271	59
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.048%, 05/15/2039 (A)	553	108
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.098%, 09/15/2042 (A)	549	102
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.198%, 01/25/2020 (A)	4	—
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl X1, IO
1.363%, 04/25/2020 (A)	4,794	248
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.660%, 06/25/2020 (A)	2,969	223

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.827%, 07/25/2021 (A)	$3,120	$296
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.727%, 10/25/2021 (A)	1,256	116
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.588%, 12/25/2021 (A)	1,608	136
FHLMC Multifamily Structured Pass-Through Certificates, Ser K024, Cl X1, IO
0.901%, 09/25/2022 (A)	1,309	77
FHLMC TBA
3.500%, 07/15/2041	600	617
3.000%, 08/01/2042	1,400	1,378
FNMA
7.000%, 09/01/2026 to 02/01/2039	2,173	2,422
6.500%, 05/01/2017 to 05/01/2040	701	759
6.000%, 10/01/2019 to 07/01/2037	7,918	8,941
5.500%, 09/01/2016 to 04/01/2040	4,317	4,833
5.000%, 01/01/2020 to 05/01/2042	17,999	20,237
4.761%, 02/01/2020	2,768	3,111
4.500%, 04/01/2025 to 03/01/2044	23,973	26,028
4.338%, 11/01/2021	2,940	3,284
4.300%, 07/01/2021	2,875	3,185
4.000%, 08/01/2020 to 12/01/2043	48,739	52,016
3.762%, 12/01/2020	3,044	3,288
3.665%, 10/01/2020	1,826	1,966
3.614%, 12/01/2020	1,979	2,107
3.500%, 07/01/2032 to 05/01/2043	26,129	27,088
3.080%, 07/14/2044	437	454
3.000%, 02/01/2033 to 03/01/2043	14,103	14,110
2.870%, 07/25/2044	1,262	1,295
2.800%, 07/14/2044	218	224
2.760%, 07/25/2044	646	664
2.500%, 04/01/2027 to 10/01/2042	6,014	6,053
FNMA ARM (A)
3.237%, 04/01/2044	2,840	2,943
3.188%, 07/01/2044	174	180
3.086%, 07/01/2044	723	751
3.010%, 12/01/2043	546	566
3.003%, 12/01/2043	710	735
3.002%, 05/01/2044	655	679
2.978%, 01/01/2044	366	374
2.964%, 03/01/2044	517	536

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.941%, 05/01/2042	$2,018	$2,086
2.940%, 03/01/2044	604	626
2.939%, 02/01/2044	1,253	1,297
2.934%, 04/01/2044	388	402
2.930%, 02/01/2044	878	908
2.853%, 12/01/2043	632	650
2.781%, 01/01/2044	603	619
2.779%, 02/01/2044	681	708
2.767%, 06/01/2042	1,610	1,658
2.556%, 05/01/2043	340	340
2.526%, 02/01/2044	494	509
2.141%, 10/01/2035	2,742	2,893
2.116%, 11/01/2035	433	462
2.115%, 11/01/2035	329	348
2.114%, 11/01/2035	447	472
2.098%, 11/01/2035	1,928	2,020
2.097%, 11/01/2035	376	397
2.070%, 10/01/2035	1,990	2,074
2.036%, 10/01/2035 to 07/01/2043	229	242
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,342	154
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	860	176
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,330	261
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	530	576
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	166	195
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	642	726
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	1,503	1,647
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	3,474	589
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	203	220
FNMA CMO, Ser 2006-112, Cl ST, IO
6.548%, 11/25/2036 (A)	2,689	413
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	122	135
FNMA CMO, Ser 2008-22, Cl SI, IO
6.278%, 03/25/2037 (A)	5,216	522
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	563	604
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	3,595	3,440
FNMA CMO, Ser 2010-142, Cl SM, IO
6.378%, 12/25/2040 (A)	244	32
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	870	150
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	1,846	347
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,995	2,301
FNMA CMO, Ser 2011-59, Cl SW, IO
6.488%, 07/25/2041 (A)	1,743	277
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,538	209

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-96, Cl SA, IO
6.398%, 10/25/2041 (A)	$2,855	$506
FNMA CMO, Ser 2012-128, Cl SL, IO
5.998%, 11/25/2042 (A)	367	83
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.998%, 11/25/2042 (A)	544	129
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	5,636	5,477
FNMA CMO, Ser 2012-133, Cl CS, IO
5.998%, 12/25/2042 (A)	354	73
FNMA CMO, Ser 2012-133, Cl SA, IO
5.998%, 12/25/2042 (A)	183	42
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	484	477
FNMA CMO, Ser 2012-134, Cl SK, IO
5.998%, 12/25/2042 (A)	358	73
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	236	265
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	998	1,114
FNMA CMO, Ser 2012-70, Cl YS, IO
6.498%, 02/25/2041 (A)	241	46
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	72	67
FNMA CMO, Ser 2012-74, Cl SA, IO
6.498%, 03/25/2042 (A)	933	150
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	144	133
FNMA CMO, Ser 2012-93, Cl SG, IO
5.948%, 09/25/2042 (A)	438	95
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	3,291	3,360
FNMA CMO, Ser 2013-10, Cl JS, IO
5.998%, 02/25/2043 (A)	1,264	273
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.998%, 02/25/2043 (A)	1,379	304
FNMA CMO, Ser 2013-121, Cl LB
3.000%, 12/25/2043	2,242	2,301
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,651
FNMA CMO, Ser 2013-67, Cl KS, IO
5.948%, 07/25/2043 (A)	468	98
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,064	1,187
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	7,054	7,902
FNMA CMO, Ser 2013-9, Cl SA, IO
5.998%, 03/25/2042 (A)	1,149	176
FNMA TBA
5.000%, 07/15/2038	1,100	1,222
4.500%, 08/01/2033 to 07/25/2044	31,350	33,898
4.000%, 07/13/2039 to 07/25/2044	37,395	39,621
3.500%, 07/25/2026 to 07/25/2044	32,685	33,816
3.000%, 07/01/2026 to 07/25/2044	35,800	35,983
2.500%, 07/01/2027 to 07/25/2029	6,690	6,795

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	$251	$273
FNMA, Ser M14, Cl X2, IO
0.630%, 09/25/2022 (A)	18,778	613
GNMA
8.000%, 11/15/2029 to 09/15/2030	68	73
7.500%, 03/15/2029	98	119
6.500%, 04/15/2026 to 09/15/2035	3,440	3,954
6.000%, 10/15/2023 to 10/20/2040	6,371	7,312
5.000%, 07/20/2040 to 11/20/2040	1,758	1,954
4.500%, 04/20/2041	2,560	2,804
GNMA CMO, Ser 2007-17, Cl IB, IO
6.098%, 04/20/2037 (A)	1,106	210
GNMA CMO, Ser 2010-31, Cl GS, IO
6.348%, 03/20/2039 (A)	283	38
GNMA CMO, Ser 2010-4, Cl NS, IO
6.238%, 01/16/2040 (A)	9,714	1,536
GNMA CMO, Ser 2010-47, Cl XN, IO
6.398%, 04/16/2034 (A)	66	3
GNMA CMO, Ser 2010-85, Cl HS, IO
6.498%, 01/20/2040 (A)	230	34
GNMA CMO, Ser 2010-H27, Cl FA
0.536%, 12/20/2060 (A)	1,820	1,805
GNMA CMO, Ser 2010-H28, Cl FE
0.552%, 12/20/2060 (A)	1,066	1,059
GNMA CMO, Ser 2011-H08, Cl FG
0.632%, 03/20/2061 (A)	1,140	1,136
GNMA CMO, Ser 2011-H09, Cl AF
0.652%, 03/20/2061 (A)	759	757
GNMA CMO, Ser 2012-100, Cl IO, IO
0.826%, 08/16/2052 (A)	1,843	122
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,317	194
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (A)	712	115
GNMA CMO, Ser 2013-152, Cl HS, IO
6.548%, 06/20/2043 (A)	1,299	265
GNMA TBA
4.500%, 08/15/2039	5,400	5,881
4.000%, 07/01/2039 to 08/01/2039	16,600	17,730
3.500%, 07/15/2041 to 07/01/2042	12,800	13,321
3.000%, 07/20/2044	1,655	1,671
GNMA, Ser 162, Cl IO, IO
1.095%, 09/16/2046 (A)	8,942	630
GNMA, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	718	738
GNMA, Ser 2013-154, Cl AB
2.900%, 02/16/2044 (A)	2,194	2,226
GNMA, Ser 2013-178, Cl A
2.250%, 03/16/2035	353	361
GNMA, Ser 2013-178, Cl IO, IO
0.946%, 06/16/2055 (A)	1,928	124
GNMA, Ser 2013-193, Cl AB
2.000%, 12/16/2049	404	406
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.522%, 11/06/2017 (A)	1,678	1,682
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.622%, 11/05/2020 (A)	1,390	1,394

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	$804	$825

		561,461

Non-Agency Mortgage-Backed Obligations — 7.6%
ACRE Commercial Mortgage Trust, Ser 2013-FL1, Cl C
3.152%, 06/15/2030 (A)(B)	150	152
ACRE Commercial Mortgage Trust, Ser 2013-FL1, Cl D
4.552%, 06/15/2030 (A)(B)	390	399
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.321%, 02/25/2035 (A)	2,696	2,611
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.294%, 03/25/2037 (A)	3,374	2,454
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.622%, 08/25/2035 (A)	3,476	3,045
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.342%, 09/25/2046 (A)	727	565
Alternative Loan Trust, Ser 2007-23CB, Cl A7
0.552%, 09/25/2037 (A)	4,006	2,690
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.342%, 12/25/2046 (A)	2,203	1,565
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.323%, 06/25/2045 (A)	2,654	2,593
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.073%, 11/25/2045 (A)	2,403	1,883
Banc of America Alternative Loan Trust, Ser 2005-9, Cl 2CB1
6.000%, 10/25/2035	3,537	3,387
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	100	108
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl A3
5.775%, 06/10/2049 (A)	977	979
Banc of America Funding Trust, Ser 2003-1, Cl A1
6.000%, 05/20/2033	10	11
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.323%, 07/20/2036 (A)	599	597
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	533	543
Bayview Commercial Asset Trust, Ser 2008-4, Cl A2
2.650%, 07/25/2038 (A)(B)	234	246
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.625%, 05/25/2034 (A)	328	316
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.852%, 01/25/2035 (A)	1,189	1,163
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.498%, 11/25/2035 (A)	6,983	2,132

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	$2,551	$2,603
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	8	8
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl AJ
5.888%, 06/11/2050 (A)	250	257
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AJ
5.566%, 01/15/2046 (A)	590	556
CD Commercial Mortgage Trust, Ser 2007-CD3, Cl AJ
5.688%, 10/15/2048	340	329
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	490	411
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)(B)	729	820
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	270	273
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.136%, 12/10/2049 (A)	140	141
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	354	369
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	130	143
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	424	460
COMM Mortgage Trust, Ser 2010-C1, Cl XWB
0.686%, 07/10/2046 (A)(B)	13,060	531
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	315	327
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	210	224
COMM Mortgage Trust, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	666	699
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	97
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.255%, 10/10/2046 (A)	40	43
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	1,154	1,151
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	338	338
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	529	562

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2014-CR18, Cl A5
3.828%, 07/15/2047	$507	$530
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	310	321
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
0.000%, 06/15/2034	870	870
Commercial Mortgage Pass-Through Certificates, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	582	638
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	59
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	102
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	526	548
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	326	338
Commercial Mortgage Trust, Ser 2006-GG7, Cl AM
6.015%, 07/10/2038 (A)	400	434
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	662	709
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	125	128
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.224%, 08/25/2035 (A)	278	190
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.550%, 09/25/2035 (A)(B)	1,983	1,784
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AJ
5.612%, 01/15/2049 (A)	280	283
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.578%, 10/25/2033 (A)	1,774	1,736
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	111	111
Credit Suisse First Boston Mortgage Securities, Ser 2005-9, Cl 4A1
19.107%, 10/25/2035 (A)	693	908
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A4
4.686%, 07/15/2037	2,942	3,010
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	364	375
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(B)	1,320	1,459
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	468	487
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/2044 (B)	2,500	2,609

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	$671	$741
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.422%, 08/10/2044 (A)(B)	2,822	78
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 7AR2
0.602%, 06/20/2034 (A)	418	387
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	712	718
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.955%, 11/19/2044 (A)	1,494	1,111
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (B)	230	233
Fund America Investors II, Ser 1993-A, Cl A2
3.503%, 06/25/2023 (A)	51	52
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A)(B)	861	887
GE Capital Commercial Mortgage, Ser 2005-C1, Cl A5
4.772%, 06/10/2048 (A)	3,250	3,301
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	286	292
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4
5.803%, 11/10/2008 (A)	499	552
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,535	4,787
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.710%, 08/10/2044 (A)(B)	1,193	78
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A3
4.244%, 11/10/2046	244	263
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AAB
3.813%, 11/10/2046	863	915
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	340	374
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	311	326
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	982	1,030
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(B)	37	37
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.571%, 10/25/2033 (A)	552	563
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.614%, 07/25/2035 (A)	6,603	6,258

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.587%, 05/19/2034 (A)	$2,847	$2,848
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.502%, 08/25/2036 (A)	300	296
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,666	1,887
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	1,570	1,568
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.251%, 11/15/2045 (A)	190	206
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (A)	100	109
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	126	126
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	60	60
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	272	285
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	60	60
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.082%, 02/12/2051 (A)	500	562
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	1,393	1,501
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	274	286
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	1,446	1,580
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (B)	564	618
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	451	451
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl ASB
3.461%, 07/15/2047	561	581
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl AM
5.893%, 07/15/2044 (A)	280	313

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	$24	$24
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.329%, 07/15/2040 (A)	590	617
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.370%, 09/15/2045 (A)	200	228
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.452%, 11/25/2035 (A)	1,040	913
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,182	2,229
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.625%, 02/25/2034 (A)	641	649
Merrill Lynch Mortgage Investors Trust, Ser 2004-B, Cl A3
2.803%, 05/25/2029 (A)	514	521
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AJ
5.802%, 08/12/2043 (A)	650	669
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
6.033%, 06/12/2050 (A)	100	112
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	877	946
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.743%, 06/12/2050 (A)	693	765
ML-CFC Commercial Mortgage Trust, Ser 2006-3, Cl AJ
5.485%, 07/12/2046 (A)	610	627
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (A)	670	647
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (A)	1,240	1,204
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	223	225
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.875%, 08/15/2045 (A)(B)	2,117	190
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	800	796
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	853	859
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A3
3.967%, 07/15/2046 (A)	633	673
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	293	289
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl ASB
3.654%, 04/15/2047	320	335
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	561	586

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	$110	$110
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	670	625
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	320	353
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	766	801
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	720	749
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	450	483
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	715	716
PFP III, Ser 2014-1, Cl D
4.000%, 06/14/2031 (A)(B)	420	424
RALI Trust, Ser 2005-QS2, Cl A1
5.500%, 02/25/2035	2,850	2,821
RBS Commercial Funding Trust, Ser 2013-1A, Cl A
3.961%, 01/13/2032 (A)(B)	1,137	1,189
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	202	208
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	168	173
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.588%, 12/25/2034 (A)	524	533
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-10, Cl 2A
2.432%, 08/25/2034 (A)	1,154	1,141
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
2.750%, 08/25/2015 (A)	4,823	3,821
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	1,620	1,468
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	749	773
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	555	559
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	250	248
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl XA, IO
1.869%, 12/10/2045 (A)(B)	1,856	202
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	178	178
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	664	670
UBS-Citigroup Commercial Mortgage Trust, Ser 2001-C1, Cl A2
2.804%, 01/10/2045	3,200	3,313

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	$110	$109
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/2045 (A)	2,896	3,043
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AJ
5.632%, 10/15/2048 (A)	540	554
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	260	283
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AJ
5.660%, 04/15/2047 (A)	300	313
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR5, Cl A6
2.386%, 05/25/2035 (A)	9,220	9,209
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 1A
1.004%, 10/25/2046 (A)	2,541	2,109
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
0.824%, 02/25/2047 (A)	3,853	3,176
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
0.823%, 03/25/2047 (A)	1,438	1,166
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.442%, 10/25/2047 (A)	2,557	2,402
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	139	140
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.615%, 06/25/2034 (A)	1,187	1,210
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.106%, 02/15/2044 (A)(B)	3,457	119
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,282
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.584%, 06/15/2045 (A)(B)	361	33
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,685	1,682
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.509%, 03/15/2047 (A)	2,304	192

		156,414

Total Mortgage-Backed Securities (Cost $715,662) ($ Thousands)		717,875

CORPORATE OBLIGATIONS — 27.2%

Consumer Discretionary — 2.0%
21st Century Fox America
6.650%, 11/15/2037	180	229
6.200%, 12/15/2034	65	80
Comcast
6.950%, 08/15/2037	450	609

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.550%, 07/01/2039	$270	$352
6.500%, 01/15/2017	2,105	2,394
3.600%, 03/01/2024	1,600	1,644
Comcast Cable Communications Holdings
9.455%, 11/15/2022	570	828
Cox Communications (B)
6.950%, 06/01/2038	20	24
4.700%, 12/15/2042	10	10
Daimler Finance North America LLC (B)
2.375%, 08/01/2018	1,460	1,495
1.875%, 09/15/2014	670	672
1.875%, 01/11/2018	502	507
1.300%, 07/31/2015	150	151
1.125%, 03/10/2017	975	974
DIRECTV Holdings
4.450%, 04/01/2024	905	960
DIRECTV Holdings LLC
6.000%, 08/15/2040	845	973
3.800%, 03/15/2022	513	530
DISH DBS
7.875%, 09/01/2019	140	166
5.125%, 05/01/2020	80	84
5.000%, 03/15/2023	360	367
ERAC USA Finance (B)
5.625%, 03/15/2042	619	700
3.850%, 11/15/2024	380	383
Ford Motor
4.750%, 01/15/2043	960	971
General Motors (B)
4.875%, 10/02/2023	425	447
3.500%, 10/02/2018	635	649
General Motors Financial
4.250%, 05/15/2023	180	180
3.250%, 05/15/2018	150	152
2.750%, 05/15/2016	200	203
Grupo Televisa
5.000%, 05/13/2045	270	270
Hilton Worldwide Finance LLC
5.625%, 10/15/2021(B)	920	978
Johnson Controls
4.950%, 07/02/2064	155	157
4.625%, 07/02/2044	420	420
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017(B)	854	863
Numericable Group
6.000%, 05/15/2022(B)	400	416
QVC
5.950%, 03/15/2043	20	21
Reynolds Group Issuer
7.125%, 04/15/2019	810	846
6.875%, 02/15/2021	180	194
Taylor Morrison Communities (B)
7.750%, 04/15/2020	120	131
5.250%, 04/15/2021	460	467
Thomson Reuters
5.650%, 11/23/2043	120	132
Time Warner
7.700%, 05/01/2032	1,010	1,402
6.250%, 03/29/2041	265	319
4.750%, 03/29/2021	730	809
3.550%, 06/01/2024	1,365	1,355
Time Warner Cable
8.250%, 04/01/2019	2,265	2,870
6.550%, 05/01/2037	1,645	2,047
5.500%, 09/01/2041	325	364

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Entertainment
8.375%, 07/15/2033	$270	$396
TJX
2.750%, 06/15/2021	945	945
Toyota Motor Credit MTN
2.750%, 05/17/2021	695	698
2.100%, 01/17/2019	430	434
1.125%, 05/16/2017	1,110	1,112
United Business Media
5.750%, 11/03/2020 (B)	490	528
Univision Communications
6.750%, 09/15/2022 (B)	310	343
Viacom
5.250%, 04/01/2044	715	755
4.250%, 09/01/2023	480	504
Volkswagen Group of America Finance (B)
2.125%, 05/23/2019	490	490
1.250%, 05/23/2017	1,230	1,231
Volkswagen International Finance
1.125%, 11/18/2016 (B)	1,115	1,119
WPP Finance UK
8.000%, 09/15/2014	240	244
Yum! Brands
5.350%, 11/01/2043	340	372

		39,966

Consumer Staples — 1.8%
Altria Group
9.950%, 11/10/2038	150	250
9.250%, 08/06/2019	1,250	1,661
5.375%, 01/31/2044	770	843
4.750%, 05/05/2021	720	794
4.000%, 01/31/2024	300	308
Anheuser-Busch InBev Finance
2.625%, 01/17/2023	400	384
2.150%, 02/01/2019	805	810
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	2,915	3,601
5.375%, 01/15/2020	1,360	1,570
5.000%, 04/15/2020	560	637
2.500%, 07/15/2022	330	316
Anheuser-Busch LLC
5.050%, 10/15/2016	940	1,027
Coca-Cola
2.450%, 11/01/2020	625	628
Coca-Cola Femsa
2.375%, 11/26/2018	680	688
ConAgra Foods
1.900%, 01/25/2018	480	481
CVS Caremark
5.750%, 05/15/2041	970	1,163
2.250%, 12/05/2018	565	572
Diageo Capital PLC
4.828%, 07/15/2020	1,580	1,781
Heineken
1.400%, 10/01/2017 (B)	320	320
HJ Heinz
4.250%, 10/15/2020 (C)	440	443
Kraft Foods Group
5.375%, 02/10/2020	455	518
3.500%, 06/06/2022	1,895	1,946
Kroger
6.900%, 04/15/2038	260	337
Lorillard Tobacco
8.125%, 06/23/2019	20	25
3.750%, 05/20/2023	840	830

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Molson Coors Brewing
3.500%, 05/01/2022	$100	$101
Mondelez International
6.500%, 02/09/2040	454	581
5.375%, 02/10/2020 (C)	925	1,063
4.000%, 02/01/2024 (C)	870	901
PepsiCo
4.000%, 03/05/2042	110	105
2.250%, 01/07/2019	870	888
0.700%, 08/13/2015	1,090	1,093
Pernod Ricard (B)
5.750%, 04/07/2021	724	832
5.500%, 01/15/2042 (C)	150	167
4.450%, 01/15/2022	1,050	1,120
2.950%, 01/15/2017	360	374
Philip Morris International
4.500%, 03/20/2042	530	539
2.900%, 11/15/2021	1,030	1,038
2.500%, 08/22/2022 (C)	460	446
Reynolds American
6.750%, 06/15/2017	1,260	1,447
3.250%, 11/01/2022	340	328
Tyson Foods
4.500%, 06/15/2022	540	566
Wal-Mart Stores
4.300%, 04/22/2044	1,225	1,237
Wm Wrigley Jr (B)
3.375%, 10/21/2020	755	782
2.900%, 10/21/2019	1,064	1,091
2.400%, 10/21/2018	415	421
2.000%, 10/20/2017	205	208

		37,261

Energy — 3.4%
Access Midstream Partners
6.125%, 07/15/2022	680	751
4.875%, 05/15/2023	470	495
4.875%, 03/15/2024	100	106
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	1,103
Arch Coal
7.000%, 06/15/2019 (C)	600	455
Atwood Oceanics
6.500%, 02/01/2020	240	256
Baker Hughes
7.500%, 11/15/2018	1,230	1,512
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	966
BP Capital Markets PLC
3.875%, 03/10/2015	210	215
3.561%, 11/01/2021	50	52
3.245%, 05/06/2022	160	162
Canadian Oil Sands
6.000%, 04/01/2042 (B)	293	338
Chesapeake Energy
6.875%, 11/15/2020	450	522
6.500%, 08/15/2017	275	308
Cimarex Energy
4.375%, 06/01/2024	550	560
CNOOC Nexen Finance ULC
4.875%, 04/30/2044	250	253
1.625%, 04/30/2017	820	819
Concho Resources
5.500%, 10/01/2022	350	377
5.500%, 04/01/2023	80	86
Conoco Funding
7.250%, 10/15/2031	50	71

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConocoPhillips
5.900%, 10/15/2032	$10	$12
5.900%, 05/15/2038	420	528
Consol Energy
8.250%, 04/01/2020	660	714
Continental Resources
5.000%, 09/15/2022	90	98
4.500%, 04/15/2023	730	780
DCP Midstream Operating
5.600%, 04/01/2044	261	288
2.700%, 04/01/2019	500	507
Devon Energy
5.600%, 07/15/2041	765	885
3.250%, 05/15/2022	530	534
Devon Financing LLC
7.875%, 09/30/2031	260	365
Diamond Offshore Drilling
4.875%, 11/01/2043 (C)	420	424
Ecopetrol
7.375%, 09/18/2043	240	296
5.875%, 05/28/2045	890	921
El Paso LLC
6.950%, 06/01/2028	6,750	6,568
El Paso Pipeline Partners Operating L.P.
4.300%, 05/01/2024	555	559
4.100%, 11/15/2015	550	572
Encana
6.500%, 02/01/2038	230	289
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,837
5.950%, 10/01/2043	225	255
Hess
7.875%, 10/01/2029	1,070	1,474
7.300%, 08/15/2031	10	13
Kerr-McGee
7.875%, 09/15/2031	430	607
6.950%, 07/01/2024	530	681
Key Energy Services
6.750%, 03/01/2021	1,290	1,342
Kinder Morgan Energy Partners
5.500%, 03/01/2044	280	296
5.000%, 03/01/2043	215	213
4.150%, 02/01/2024 (C)	395	401
MarkWest Energy Partners
6.250%, 06/15/2022	128	140
5.500%, 02/15/2023	320	341
Newfield Exploration
5.625%, 07/01/2024	185	203
Noble Energy
5.250%, 11/15/2043	180	198
4.150%, 12/15/2021	690	742
Occidental Petroleum
3.125%, 02/15/2022	330	335
2.700%, 02/15/2023	240	233
ONEOK Partners
2.000%, 10/01/2017	425	431
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	3,036
Peabody Energy
6.500%, 09/15/2020 (C)	280	282
Penn Virginia Resource Partners
8.375%, 06/01/2020	504	570
Petrobras Global Finance BV
6.250%, 03/17/2024	825	878
4.875%, 03/17/2020	535	549
3.000%, 01/15/2019 (C)	375	368
1.849%, 05/20/2016 (A)	825	826

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petrobras International Finance
6.125%, 10/06/2016	$655	$713
5.750%, 01/20/2020	574	613
5.375%, 01/27/2021	2,080	2,168
3.875%, 01/27/2016	600	618
Petro-Canada
6.800%, 05/15/2038	1,665	2,204
Petroleos Mexicanos
6.625%, 06/15/2035 (C)	1,667	1,963
6.375%, 01/23/2045 (B) (C)	1,335	1,550
5.500%, 06/27/2044	360	375
2.248%, 07/18/2018 (A)	255	265
QEP Resources
6.875%, 03/01/2021	520	584
5.250%, 05/01/2023	290	297
Range Resources
5.000%, 08/15/2022	100	106
5.000%, 03/15/2023	330	351
Regency Energy Partners
4.500%, 11/01/2023	690	683
Rowan
5.400%, 12/01/2042	286	285
Sabine Pass Liquefaction
5.750%, 05/15/2024 (B)	430	448
Samson Investment
10.750%, 02/15/2020 (B)	510	537
SESI LLC
7.125%, 12/15/2021	180	203
Shell International Finance
4.375%, 03/25/2020	1,160	1,290
3.400%, 08/12/2023	595	607
Sinopec Group Overseas Development
2.750%, 05/17/2017 (B)	490	504
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (B)	1,150	1,191
Southeast Supply Header
4.250%, 06/15/2024 (B)	635	646
Southern Natural Gas LLC
8.000%, 03/01/2032	170	232
Statoil
2.900%, 11/08/2020	1,235	1,270
Sunoco Logistics Partners Operations
5.300%, 04/01/2044	260	274
Talisman Energy
3.750%, 02/01/2021	265	274
TC PipeLines
4.650%, 06/15/2021	160	170
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,293
Total Capital International
2.750%, 06/19/2021	1,690	1,694
2.100%, 06/19/2019	695	698
TransCanada PipeLines
4.625%, 03/01/2034	1,480	1,570
Transocean
6.375%, 12/15/2021	671	776
Weatherford International
5.950%, 04/15/2042	335	380
Western Gas Partners
5.375%, 06/01/2021	160	181
Williams
7.875%, 09/01/2021	475	590
7.750%, 06/15/2031	861	1,038
5.750%, 06/24/2044	350	353
4.550%, 06/24/2024	150	152

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams Partners
3.900%, 01/15/2025	$500	$502

		70,646

Financials — 12.0%
ACE INA Holdings
3.350%, 05/15/2024	790	797
Allstate
3.150%, 06/15/2023	555	557
Ally Financial
7.500%, 09/15/2020	1,410	1,699
American Express
6.800%, 09/01/2066(A)	1,790	1,969
American Express Credit MTN
1.750%, 06/12/2015	1,166	1,181
1.125%, 06/05/2017	1,575	1,574
American Honda Finance MTN (B)
3.875%, 09/21/2020	1,065	1,148
1.000%, 08/11/2015	1,010	1,015
American International Group MTN
8.175%, 05/15/2058(A)	145	200
6.400%, 12/15/2020	345	417
6.250%, 03/15/2037	1,670	1,868
5.850%, 01/16/2018	860	982
American Tower ‡
5.050%, 09/01/2020	364	406
4.500%, 01/15/2018	486	530
3.500%, 01/31/2023	472	463
ANZ National International
1.850%, 10/15/2015(B)	470	477
Assurant
2.500%, 03/15/2018	555	559
Australia & New Zealand Banking Group
4.500%, 03/19/2024(B)	575	590
Bank of America
8.950%, 05/18/2017(A)	1,790	1,974
8.680%, 05/02/2017(A)	3,160	3,460
6.050%, 05/16/2016	350	381
6.000%, 09/01/2017	630	712
5.750%, 12/01/2017	305	344
5.700%, 05/02/2017	1,300	1,443
5.650%, 05/01/2018	270	306
5.625%, 10/14/2016	3,135	3,442
5.625%, 07/01/2020	130	150
5.420%, 03/15/2017	4,400	4,841
5.000%, 05/13/2021	90	100
5.000%, 01/21/2044	1,745	1,851
4.875%, 04/01/2044	780	805
4.500%, 04/01/2015	180	185
4.125%, 01/22/2024	400	412
4.000%, 04/01/2024(C)	900	919
3.875%, 03/22/2017	280	299
3.625%, 03/17/2016	2,275	2,376
3.300%, 01/11/2023	140	138
2.600%, 01/15/2019	670	678
1.500%, 10/09/2015	1,891	1,908
Bank of New York Mellon MTN
3.400%, 05/15/2024	1,865	1,887
2.200%, 03/04/2019	630	636
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015(B)	350	357
Barclays Bank
3.750%, 05/15/2024	375	376
Barclays Bank PLC MTN
6.050%, 12/04/2017(B)	420	477

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns
6.400%, 10/02/2017	$70	$81
4.650%, 07/02/2018	995	1,096
Berkshire Hathaway
3.200%, 02/11/2015	950	967
BNP Paribas MTN
2.375%, 09/14/2017	320	328
Boeing Capital
4.700%, 10/27/2019	490	554
Boston Properties ‡
3.125%, 09/01/2023	290	282
BPCE
5.700%, 10/22/2023(B)	310	342
5.150%, 07/21/2024(B)	210	220
4.000%, 04/15/2024	270	273
Chase Capital VI
0.850%, 08/01/2028(A)	1,750	1,530
CIT Group
5.000%, 08/01/2023(C)	580	594
Citigroup
6.875%, 03/05/2038	370	492
6.675%, 09/13/2043	130	162
6.625%, 06/15/2032	100	120
6.300%, 12/29/2049(A)	520	530
5.950%, 12/29/2049(A)	360	364
5.900%, 12/29/2049(A)	220	222
5.500%, 09/13/2025	620	692
5.350%, 05/29/2049(A)	390	372
5.300%, 05/06/2044(C)	240	250
5.000%, 09/15/2014	125	126
4.050%, 07/30/2022	70	72
3.500%, 05/15/2023	570	555
2.650%, 03/02/2015	370	375
2.550%, 04/08/2019	800	806
2.500%, 09/26/2018	3,330	3,384
1.750%, 05/01/2018	1,835	1,823
1.700%, 07/25/2016	630	638
1.350%, 03/10/2017	900	900
0.505%, 06/09/2016(A)	3,650	3,617
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,850
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019(B)	10	11
3.750%, 10/15/2014(B)	1,060	1,071
Cooperatieve Centrale Raiffeisen-Boerenleenbank
11.000%, 12/31/2049(A)(B)	1,050	1,410
5.750%, 12/01/2043	250	288
4.625%, 12/01/2023	1,100	1,163
Corporate Office Properties ‡
3.700%, 06/15/2021	280	280
Countrywide Financial
6.250%, 05/15/2016	1,080	1,179
Credit Agricole
8.375%, 12/31/2049(A)(B)	1,550	1,831
Credit Suisse MTN
5.400%, 01/14/2020	1,350	1,517
Credit Suisse NY MTN
2.300%, 05/28/2019	1,015	1,017
1.375%, 05/26/2017	940	943
0.547%, 08/24/2015(A)	1,500	1,499
DDR ‡
4.625%, 07/15/2022	685	733
3.375%, 05/15/2023	650	631
Deutsche Bank
3.700%, 05/30/2024	540	540
1.350%, 05/30/2017	800	800

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017(B)	$3,540	$3,940
Farmers Exchange Capital
7.050%, 07/15/2028(B)	1,000	1,283
Farmers Exchange Capital II
6.151%, 11/01/2053(A)(B)	2,150	2,418
Federal Realty Investment Trust ‡
3.950%, 01/15/2024	305	317
3.000%, 08/01/2022	540	534
First Industrial MTN
7.500%, 12/01/2017	970	1,128
Five Corners Funding Trust
4.419%, 11/15/2023(B)	1,245	1,313
Ford Motor Credit LLC
8.125%, 01/15/2020	1,310	1,673
5.875%, 08/02/2021	230	270
5.750%, 02/01/2021	220	256
4.375%, 08/06/2023(C)	235	251
1.700%, 05/09/2016	2,000	2,025
General Electric Capital
0.850%, 10/09/2015	460	462
General Electric Capital MTN
6.875%, 01/10/2039	360	484
6.375%, 11/15/2019(A)(C)	5,050	5,631
5.875%, 01/14/2038	625	758
5.550%, 05/04/2020	2,975	3,462
4.375%, 09/16/2020	2,490	2,750
1.625%, 07/02/2015	410	415
0.704%, 08/15/2036(A)	1,550	1,312
0.603%, 05/05/2026(A)	1,950	1,801
Goldman Sachs Capital II
4.000%, 06/01/2043(A)	200	160
Goldman Sachs Group
7.500%, 02/15/2019	950	1,159
6.750%, 10/01/2037	238	286
6.250%, 02/01/2041	1,780	2,172
6.150%, 04/01/2018	1,780	2,041
6.000%, 06/15/2020	170	198
5.950%, 01/18/2018(C)	260	295
5.750%, 01/24/2022	110	127
5.375%, 03/15/2020	2,860	3,240
5.350%, 01/15/2016	660	704
5.250%, 07/27/2021	340	382
4.000%, 03/03/2024(C)	900	916
3.850%, 07/08/2024	1,025	1,024
2.625%, 01/31/2019	930	943
2.375%, 01/22/2018(C)	1,370	1,391
HBOS PLC MTN
6.750%, 05/21/2018(B)	2,100	2,419
HCP ‡
6.300%, 09/15/2016	1,075	1,197
6.000%, 01/30/2017	1,800	2,015
2.625%, 02/01/2020	1,000	1,000
Health Care ‡
6.500%, 03/15/2041	710	902
5.250%, 01/15/2022	900	1,009
4.950%, 01/15/2021	2,820	3,132
Healthcare Trust of America Holdings ‡
3.375%, 07/15/2021	370	370
Highwoods Properties ‡
7.500%, 04/15/2018	1,142	1,349
HSBC Bank PLC
4.750%, 01/19/2021(B)	1,760	1,962
HSBC Holdings PLC
6.800%, 06/01/2038	180	230
5.250%, 03/14/2044	380	407
4.250%, 03/14/2024	1,675	1,724
4.000%, 03/30/2022	330	351

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC USA
2.375%, 02/13/2015	$690	$699
Hyundai Capital America
2.125%, 10/02/2017(B)	270	274
ILFC E-Capital Trust II
6.250%, 12/21/2065(A)(B)	400	400
ING Bank
5.800%, 09/25/2023(B)	1,385	1,560
Inter-American Development Bank MTN
4.375%, 01/24/2044	185	199
3.875%, 10/28/2041	512	511
International Lease Finance (B)
7.125%, 09/01/2018	1,080	1,253
6.500%, 09/01/2014	2,530	2,549
Intesa Sanpaolo MTN
5.017%, 06/26/2024(B)	2,105	2,130
3.625%, 08/12/2015(B)	500	511
3.125%, 01/15/2016	390	401
2.375%, 01/13/2017	717	727
John Deere Capital
1.700%, 01/15/2020	160	155
John Deere Capital MTN
3.350%, 06/12/2024	280	282
JPMorgan Chase
6.000%, 01/15/2018	135	155
4.850%, 02/01/2044	350	371
4.500%, 01/24/2022	180	197
4.400%, 07/22/2020	210	229
4.350%, 08/15/2021	215	233
4.250%, 10/15/2020	330	358
3.625%, 05/13/2024	2,180	2,189
3.450%, 03/01/2016	2,785	2,906
3.375%, 05/01/2023(C)	650	638
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,551
6.000%, 10/01/2017	1,000	1,137
0.560%, 06/13/2016(A)	1,300	1,295
JPMorgan Chase Capital XIII
1.184%, 09/30/2034(A)(C)	1,150	994
JPMorgan Chase Capital XXIII
1.224%, 05/15/2047(A)	1,900	1,515
Kimco Realty ‡
3.200%, 05/01/2021	175	175
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	530	518
Lazard Group LLC
6.850%, 06/15/2017	1,102	1,250
4.250%, 11/14/2020	560	587
Liberty Mutual Group
6.500%, 05/01/2042(B)	321	403
M&T Bank
6.875%, 12/29/2049	1,740	1,766
Markel
4.900%, 07/01/2022	340	373
3.625%, 03/30/2023	235	234
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039(B)	605	963
MetLife
6.750%, 06/01/2016	375	417
6.400%, 12/15/2036	220	246
4.750%, 02/08/2021	540	603
3.600%, 04/10/2024	225	229
MetLife Capital Trust IV
7.875%, 12/15/2037(B)	800	994
Mid-America Apartments ‡
4.300%, 10/15/2023	425	445
3.750%, 06/15/2024	590	588

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley MTN
7.300%, 05/13/2019	$545	$666
6.625%, 04/01/2018	1,640	1,917
6.000%, 04/28/2015	630	659
5.375%, 10/15/2015	595	630
4.750%, 03/22/2017	140	152
3.875%, 04/29/2024 (C)	620	628
0.678%, 10/18/2016 (A)	5,965	5,958
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	991	1,071
National Australia Bank Ltd.
1.600%, 08/07/2015	450	456
National Australia Bank MTN
2.250%, 07/01/2019 (B)	1,960	1,957
Nationwide Mutual Insurance
5.810%, 12/15/2024 (A)(B)	2,975	3,042
Navient MTN
5.625%, 08/01/2033	145	125
New York Life Insurance (B)
6.750%, 11/15/2039	415	557
2.100%, 01/02/2019	575	574
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	2,200	2,206
Nordea Bank MTN
3.700%, 11/13/2014 (B)	110	111
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	690	856
PNC Bank
2.250%, 07/02/2019	545	548
Prudential Holdings LLC
8.695%, 12/18/2023 (B)	1,244	1,570
Royal Bank of Scotland
4.650%, 06/04/2018	270	284
Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (A)	110	133
7.640%, 09/29/2017 (A)	200	214
6.400%, 10/21/2019	280	330
6.125%, 12/15/2022	390	426
6.100%, 06/10/2023	550	602
6.000%, 12/19/2023	860	930
5.125%, 05/28/2024	875	888
2.550%, 09/18/2015	200	204
Santander US Debt Unipersonal
3.781%, 10/07/2015 (B)	100	103
3.724%, 01/20/2015 (B)	800	812
Simon Property Group ‡
5.750%, 12/01/2015	910	965
SL Green Realty ‡
7.750%, 03/15/2020	1,000	1,211
Standard Chartered
5.700%, 03/26/2044 (B)	1,685	1,766
State Street
4.956%, 03/15/2018	1,380	1,258
Sumitomo Mitsui Banking (B)
3.150%, 07/22/2015	570	586
3.100%, 01/14/2016	200	207
Sumitomo Mitsui Financial Group
4.436%, 04/02/2024 (B)	495	517
Svenska Handelsbanken
2.250%, 06/17/2019	855	860
Tanger Properties ‡
3.875%, 12/01/2023	295	301
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,300	1,734
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	690	660

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Motor Credit MTN
3.400%, 09/15/2021	$810	$845
1.250%, 10/05/2017	1,150	1,149
Ventas Realty L.P. ‡
4.000%, 04/30/2019	1,750	1,880
Voya Financial
2.900%, 02/15/2018	150	155
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,630	2,551
WEA Finance LLC (B)
7.125%, 04/15/2018	3,000	3,652
6.750%, 09/02/2019	1,230	1,533
Wells Fargo
5.375%, 11/02/2043	410	451
4.600%, 04/01/2021	160	178
4.480%, 01/16/2024	2,658	2,815
3.676%, 06/15/2016 (D)	680	718
3.450%, 02/13/2023 (C)	430	428
3.000%, 01/22/2021	1,010	1,031
2.125%, 04/22/2019	420	421
1.500%, 01/16/2018	420	419
Wells Fargo Bank
6.000%, 11/15/2017	250	286
Wells Fargo Capital X
5.950%, 12/15/2036	620	632
Woodbourne Capital Trust III
1.360%, 04/08/2049 (A)(B)	500	275
Woodbourne Capital Trust IV
1.360%, 04/08/2049 (A)(B)	275	151
WR Berkley
4.625%, 03/15/2022	286	307
XLIT
5.250%, 12/15/2043	290	319

		246,343

Health Care — 1.6%
AbbVie
4.400%, 11/06/2042	695	675
2.900%, 11/06/2022	710	687
1.750%, 11/06/2017	1,220	1,227
Actavis Funding SCS (B)
4.850%, 06/15/2044	325	328
3.850%, 06/15/2024	665	672
Aetna
2.200%, 03/15/2019	310	311
Amgen
5.650%, 06/15/2042	475	542
5.375%, 05/15/2043	390	430
5.150%, 11/15/2041	1,125	1,207
3.625%, 05/22/2024	745	752
1.250%, 05/22/2017	1,110	1,109
Boston Scientific
4.125%, 10/01/2023	315	327
Celgene
5.250%, 08/15/2043	245	266
4.625%, 05/15/2044	285	285
2.250%, 05/15/2019	560	562
DaVita HealthCare Partners
5.125%, 07/15/2024	500	503
Express Scripts Holding
3.500%, 11/15/2016	1,420	1,508
Fresenius Medical Care US Finance
5.750%, 02/15/2021 (B)	160	175
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (B)	190	210
Gilead Sciences
3.700%, 04/01/2024	815	836
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	929

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCA
7.500%, 11/15/2095	$3,800	$3,572
Humana
7.200%, 06/15/2018	1,150	1,366
3.150%, 12/01/2022 (C)	200	196
McKesson
3.796%, 03/15/2024	470	481
Medtronic
4.450%, 03/15/2020	730	809
3.625%, 03/15/2024	940	964
Mylan
5.400%, 11/29/2043	170	183
2.550%, 03/28/2019	660	665
Perrigo (B)
4.000%, 11/15/2023(C)	585	594
2.300%, 11/08/2018	490	490
Quest Diagnostics
4.250%, 04/01/2024 (C)	320	326
Roche Holdings
6.000%, 03/01/2019 (B)	392	460
St. Jude Medical
3.250%, 04/15/2023	660	654
Teva Pharmaceutical Finance
3.650%, 11/10/2021	335	344
Thermo Fisher Scientific
5.300%, 02/01/2044	50	56
3.600%, 08/15/2021	620	644
3.200%, 03/01/2016	435	452
1.300%, 02/01/2017	635	636
UnitedHealth Group
6.000%, 06/15/2017	51	58
5.800%, 03/15/2036	280	337
5.700%, 10/15/2040	510	610
3.875%, 10/15/2020	530	569
WellPoint
5.875%, 06/15/2017	1,155	1,296
5.100%, 01/15/2044	205	223
3.300%, 01/15/2023	130	130
3.125%, 05/15/2022	685	684
1.250%, 09/10/2015	240	242
Wyeth LLC
5.950%, 04/01/2037	960	1,179
Zoetis
3.250%, 02/01/2023	150	148

		31,909

Industrials — 1.3%
ABB Finance USA
4.375%, 05/08/2042	80	82
AerCap Ireland Capital
3.750%, 05/15/2019 (B)	520	524
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (B)	2,426	2,626
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,466
Catholic Health Initiatives
4.350%, 11/01/2042	80	77
2.950%, 11/01/2022	800	769
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	2,124	2,411
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022 (C)	1,433	1,605

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	$2,325	$2,627
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,236	1,459
Eaton
4.150%, 11/02/2042	440	422
2.750%, 11/02/2022 (C)	950	918
1.500%, 11/02/2017	270	270
Florida East Coast Holdings
6.750%, 05/01/2019 (B) (C)	460	486
General Electric
4.500%, 03/11/2044	220	229
JetBlue Airways Pass-Through Trust, Ser 2004-2, Cl G1
0.599%, 08/15/2016 (A)	1,452	1,437
L-3 Communications
3.950%, 05/28/2024	440	443
Lockheed Martin
3.350%, 09/15/2021	1,035	1,075
Northrop Grumman
4.750%, 06/01/2043	555	579
3.250%, 08/01/2023	3,235	3,211
Penske Truck Leasing Lp
2.500%, 06/15/2019 (B)	715	716
Raytheon
3.125%, 10/15/2020	430	445
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/2017	144	165
United Technologies
4.500%, 06/01/2042	540	565
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	956	1,006
Waste Management
7.375%, 05/15/2029	330	436
3.500%, 05/15/2024	310	312
West
5.375%, 07/15/2022 (B)	430	426

		26,787

Information Technology — 0.6%
Activision Blizzard
5.625%, 09/15/2021 (B)	300	323
Apple
4.450%, 05/06/2044	405	410
3.450%, 05/06/2024	745	753
2.850%, 05/06/2021	3,335	3,364
Cisco Systems
3.625%, 03/04/2024 (C)	805	827
2.125%, 03/01/2019	890	897
Google
3.375%, 02/25/2024	605	619
International Business Machines
1.625%, 05/15/2020	610	588
MasterCard
3.375%, 04/01/2024	750	761
National Semiconductor
6.600%, 06/15/2017	170	197

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oracle
3.625%, 07/15/2023	$140	$144
2.250%, 10/08/2019	1,420	1,418
1.200%, 10/15/2017	1,050	1,049
Tencent Holdings MTN
3.375%, 05/02/2019 (B)	755	772
Texas Instruments
2.750%, 03/12/2021	470	475
TSMC Global
1.625%, 04/03/2018 (B)	875	862

		13,459

Materials — 1.2%
Ball
5.000%, 03/15/2022	300	308
Barrick Gold
4.100%, 05/01/2023 (C)	1,500	1,494
3.850%, 04/01/2022	270	269
Barrick North America Finance LLC
4.400%, 05/30/2021	1,260	1,318
BHP Billiton Finance USA
5.000%, 09/30/2043	955	1,056
3.850%, 09/30/2023	400	420
3.250%, 11/21/2021	1,400	1,439
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	538
Cliffs Natural Resources (C)
4.800%, 10/01/2020	290	284
3.950%, 01/15/2018	930	942
CodelCo
4.750%, 10/15/2014 (B)	470	475
Dow Chemical
3.000%, 11/15/2022	1,265	1,244
Eagle Spinco
4.625%, 02/15/2021 (B)	160	159
Ecolab
4.350%, 12/08/2021	220	241
FMG Resources Property
8.250%, 11/01/2019 (B)	140	152
Freeport-McMoRan Copper
3.550%, 03/01/2022 (C)	410	406
3.100%, 03/15/2020	530	535
2.375%, 03/15/2018	130	132
Glencore Finance Canada (B)
2.700%, 10/25/2017	810	831
2.050%, 10/23/2015	1,293	1,308
Hexion US Finance
6.625%, 04/15/2020	360	382
International Paper
4.800%, 06/15/2044	405	408
LYB International Finance BV
4.875%, 03/15/2044	340	355
LyondellBasell Industries
5.750%, 04/15/2024	200	236
Mosaic
5.625%, 11/15/2043 (C)	210	239
5.450%, 11/15/2033	165	185
Nucor
4.000%, 08/01/2023	260	269
Plains Exploration & Production
6.875%, 02/15/2023	40	47
6.500%, 11/15/2020	160	179
Potash Corp of Saskatchewan
4.875%, 03/30/2020 (C)	280	315
Rio Tinto Finance USA
6.500%, 07/15/2018	810	956

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rio Tinto Finance USA PLC
9.000%, 05/01/2019	$700	$918
2.875%, 09/11/2015	160	156
2.250%, 12/14/2018	210	214
Rock-Tenn
4.000%, 03/01/2023	70	72
3.500%, 03/01/2020	320	329
Southern Copper
5.250%, 11/08/2042	1,550	1,425
Steel Dynamics
6.375%, 08/15/2022	510	555
Vale Overseas
8.250%, 01/17/2034	140	174
6.875%, 11/21/2036	1,510	1,672
4.375%, 01/11/2022	1,789	1,837

		24,474

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	440	497
5.000%, 03/30/2020	750	832
3.125%, 07/16/2022	930	915
AT&T
6.500%, 09/01/2037	765	946
6.450%, 06/15/2034	625	763
4.800%, 06/15/2044	400	408
4.300%, 12/15/2042	260	246
3.900%, 03/11/2024	1,795	1,857
3.875%, 08/15/2021	540	575
3.000%, 02/15/2022(C)	470	468
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024(B)	295	306
Deutsche Telekom International Finance
2.250%, 03/06/2017(B)	905	928
Intelsat Jackson Holdings
7.500%, 04/01/2021	380	416
5.500%, 08/01/2023	70	70
Rogers Communications
6.750%, 03/15/2015	1,015	1,061
Sprint
7.875%, 09/15/2023(B)	520	578
Sprint Capital
8.750%, 03/15/2032	910	1,051
Telecom Italia Capital
7.175%, 06/18/2019	40	46
Telefonica Chile
3.875%, 10/12/2022(B)(C)	445	437
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	113
5.877%, 07/15/2019	90	105
5.134%, 04/27/2020	300	335
Verizon Communications
7.750%, 12/01/2030	905	1,241
6.550%, 09/15/2043	1,580	1,988
6.400%, 09/15/2033	3,936	4,821
5.150%, 09/15/2023	3,740	4,185
5.050%, 03/15/2034	510	544
4.150%, 03/15/2024	390	407
3.850%, 11/01/2042	130	115
3.450%, 03/15/2021	1,005	1,039
1.350%, 06/09/2017	2,420	2,419
Vodafone Group PLC
2.950%, 02/19/2023	905	875

		30,587

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.8%
AES
7.375%, 07/01/2021	$40	$47
4.875%, 05/15/2023	920	911
American Electric Power
1.650%, 12/15/2017	685	689
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,160	1,496
5.150%, 11/15/2043 (B)	190	213
5.150%, 11/15/2043	5	6
Calpine
7.500%, 02/15/2021 (B)	687	745
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	270	285
Connecticut Light & Power
4.300%, 04/15/2044	240	245
Consolidated Edison of New York
4.450%, 03/15/2044	1,240	1,269
Dominion Resources
8.875%, 01/15/2019	600	770
1.950%, 08/15/2016	265	271
Duke Energy
3.750%, 04/15/2024	535	550
Duke Energy Florida
3.850%, 11/15/2042	165	157
Duke Energy Ohio
3.800%, 09/01/2023	285	301
Electricite de France
6.000%, 01/22/2114 (B)	445	503
Exelon
5.625%, 06/15/2035	880	990
FirstEnergy
2.750%, 03/15/2018	280	283
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,504
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	1,000	1,022
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,397
Metropolitan Edison
3.500%, 03/15/2023 (B)	2,425	2,413
NiSource Finance
6.800%, 01/15/2019	2,261	2,696
Oglethorpe Power
4.550%, 06/01/2044	300	302
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,278
4.550%, 12/01/2041	690	729
Pacific Gas & Electric
8.250%, 10/15/2018	280	350
5.800%, 03/01/2037	710	856
4.750%, 02/15/2044	190	202
4.450%, 04/15/2042	700	716
3.250%, 06/15/2023	260	260
PacifiCorp
3.600%, 04/01/2024	745	773
Potomac Electric Power
3.600%, 03/15/2024	540	556
PPL Capital Funding
3.950%, 03/15/2024	290	301
PSEG Power LLC
2.750%, 09/15/2016	320	332
Public Service Electric & Gas MTN
4.000%, 06/01/2044 (C)	1,125	1,103
Public Service of New Hampshire
3.500%, 11/01/2023	310	320

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service of New Mexico
7.950%, 05/15/2018	$1,265	$1,519
Puget Energy
6.000%, 09/01/2021	760	896
PVNGS II Funding
8.000%, 12/30/2015	593	617
Southern California Edison
3.500%, 10/01/2023	655	679
Southwestern Electric Power
3.550%, 02/15/2022	225	231
State Grid Overseas Investment
2.750%, 05/07/2019 (B)	685	691
Texas-New Mexico Power
6.950%, 04/01/2043 (B)	880	1,179
Virginia Electric and Power
4.650%, 08/15/2043	405	435
4.450%, 02/15/2044	130	135

		37,223

Total Corporate Obligations (Cost $519,601) ($ Thousands)		558,655

ASSET-BACKED SECURITIES — 10.6%

Automotive — 1.5%
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	542	544
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	642	644
Ally Auto Receivables Trust, Ser 2011-5, Cl A4
1.320%, 07/15/2016	329	330
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	83	84
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	399	400
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	425	424
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.600%, 02/15/2017	1,050	1,050
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.550%, 04/15/2019	3,031	3,040
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	124	124
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	695	722
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	600	608
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	1,405	1,404

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	$350	$362
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	281	281
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,500	1,503
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	806	808
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	429	434
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	264	267
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	666	668
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	906	910
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	605	608
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	525	528
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.453%, 06/20/2016 (A)	1,013	1,013
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	933	934
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	266	267
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	330	330
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	142	142
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A2
0.450%, 08/15/2016	1,148	1,149
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	92	92
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	791	792
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	593	594
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A2
0.450%, 04/18/2016	1,060	1,060
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A2
0.410%, 09/21/2016	585	585
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A2
0.440%, 02/15/2017	1,081	1,080

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	$126	$127
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	1,860	1,861
Nissan Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.420%, 11/15/2016	308	308
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	187	188
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	163	163
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	587	587
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	408	408
Toyota Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.410%, 08/15/2016	780	780
Toyota Auto Receivables Owner Trust, Ser 2014-B, Cl A2
0.400%, 12/15/2016	520	520
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	21	21
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	962	962

		29,706

Credit Cards — 0.9%
American Express Credit Account Master Trust, Ser 2013-2, Cl A
0.571%, 05/17/2021 (A)	533	535
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.521%, 12/15/2021 (A)	1,305	1,307
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	1,452	1,452
American Express Issuance Trust II, Ser 2013-1, Cl A
0.431%, 02/15/2019 (A)	630	629
American Express Issuance Trust II, Ser 2013-2, Cl A
0.581%, 08/15/2019 (A)	1,041	1,045
BA Credit Card Trust, Ser 2014-A2, Cl A
0.421%, 09/16/2019 (A)	2,702	2,706
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	1,530	1,536
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	352	352
Chase Issuance Trust, Ser 2013-A2, Cl A2
0.252%, 02/15/2017 (A)	356	356
Chase Issuance Trust, Ser 2013-A7, Cl A
0.582%, 09/15/2020 (A)	494	495

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2013-A9, Cl A
0.572%, 11/16/2020 (A)	$925	$927
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.352%, 05/15/2018 (A)	1,156	1,156
Citibank Credit Card Issuance Trust, Ser 2012-A1, Cl A1
0.550%, 10/10/2017	298	298
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.584%, 09/10/2020 (A)	3,092	3,105
Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	200	201
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.582%, 07/15/2021 (A)	822	825
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.532%, 12/15/2019 (A)	908	910

		17,835

Mortgage Related Securities — 1.6%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.822%, 04/25/2028 (A)	16	15
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.792%, 03/25/2030 (A)	2,233	1,446
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.552%, 08/25/2043 (A)	1,404	1,385
Centex Home Equity, Ser 2006-A, Cl AV4
0.404%, 06/25/2036 (A)	4,917	4,374
CG CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.100%, 06/15/2031	630	630
CG BRAM Commercial Mortgage Trust, Ser 2014-HD, Cl E
3.160%, 02/15/2031	640	641
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.392%, 08/25/2036 (A)	4,200	3,437
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	36	36
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	1	1
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.092%, 05/25/2039 (A)(B)	688	652
EQTY Mortgage Trust, Ser 2014-INNS, Cl D
2.501%, 05/08/2019	630	630
Home Loan Trust, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	209	208
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.379%, 03/20/2036 (A)	4,182	4,148
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.522%, 06/25/2035 (A)	793	787
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.432%, 05/25/2037 (A)	5,500	3,538

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.580%, 06/25/2035 (A)	$3,800	$3,771
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.640%, 07/25/2035 (A)	3,500	3,330
RASC Trust, Ser 2005-AHL2, Cl A2
0.412%, 10/25/2035 (A)	583	582
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.312%, 01/25/2037 (A)	5,807	3,896

		33,507

Other Asset-Backed Securities — 6.6%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.252%, 12/27/2044 (A)(B)	2,100	2,135
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.952%, 09/15/2016 (A)	528	528
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	800	805
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,084	1,084
Ally Master Owner Trust, Ser 2014-2, Cl A
0.522%, 01/16/2018 (A)	830	830
AMMC CDO, Ser 2014-14A, Cl A1L
1.680%, 07/27/2026 (A)(B)	1,650	1,648
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.427%, 02/25/2035 (A)	2,200	2,272
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.229%, 10/27/2036 (A)	1,750	1,754
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.552%, 09/25/2035 (A)	1,144	1,129
Centerpoint Energy Transition Bond III, Ser 2008-A, Cl A1
4.192%, 02/01/2020	665	692
CIT Education Loan Trust, Ser 2007-1, Cl A
0.323%, 03/25/2042 (A)(B)	1,675	1,566
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.046%, 03/25/2037	1,970	1,804
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	484	484
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	405	405
Conseco Finance Home Improvement Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	114	115
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	153	158
Conseco Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	8	8

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.750%, 06/25/2033 (A)	$38	$33
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.610%, 10/25/2035 (A)	85	85
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.952%, 10/25/2047 (A)	3,948	3,546
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.305%, 11/15/2036 (A)	149	126
Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
0.412%, 03/25/2036 (A)	5,000	3,338
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (B)	831	833
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (B)	619	622
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.452%, 02/15/2034 (A)	533	471
Detroit Edison Securitization Funding LLC, Ser 2001-1, Cl A6
6.620%, 03/01/2016	928	953
Educational Funding of the South, Ser 2011-1, Cl A2
0.879%, 04/25/2035 (A)	2,100	2,105
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.642%, 09/25/2035 (A)	3,700	3,365
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	2,772	2,797
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	1,022	1,042
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,245	1,246
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	270	273
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	759	759
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A)(B)	1,388	1,481
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A)(B)	1,105	1,178
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.910%, 03/18/2029 (A)	525	459
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	1,106	1,114
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.535%, 06/19/2029 (A)	325	283
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.652%, 02/20/2030 (A)	375	327
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.650%, 02/20/2032 (A)	350	320

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.656%, 03/13/2032 (A)	$550	$495
GSAMP Trust, Ser 2003-SEA, Cl A1
0.552%, 02/25/2033 (A)	1,734	1,613
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.402%, 05/25/2046 (A)	3,300	2,148
GSAMP Trust, Ser 2006-SEA1, Cl A
0.452%, 05/25/2036 (A) (B)	196	194
Higher Education Funding I, Ser 2014-1, Cl A
1.277%, 05/25/2034 (A) (B)	1,645	1,645
HLSS Servicer Advance Receivables Trust, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	890	892
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.442%, 11/25/2035 (A)	1,835	1,711
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.332%, 02/25/2036 (A)	626	581
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	1,033	1,073
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	994	1,036
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,666	2,843
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.392%, 11/27/2028 (A)	862	845
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
0.432%, 04/25/2029 (A)	490	474
National Collegiate Student Loan Trust, Ser 2006-3, Cl A4
0.422%, 03/26/2029 (A)	1,750	1,592
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.002%, 03/25/2038 (A)	4,460	3,335
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.409%, 10/27/2036 (A)	838	829
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.317%, 11/23/2022 (A)	377	377
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.309%, 10/26/2026 (A)	1,365	1,363
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.237%, 11/27/2018 (A)	196	195
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.583%, 03/25/2026 (A)(B)	1,234	1,226
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.952%, 04/25/2046 (A)(B)	378	382
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.752%, 10/27/2036 (A)(B)	2,390	2,397
Nelnet Student Loan Trust, Ser 2014-1, Cl A2
0.458%, 03/27/2023 (A)	393	393
Nelnet Student Loan Trust, Ser 2014-1, Cl A3
0.658%, 06/25/2031 (A)	3,320	3,320

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2014-3A, Cl A
0.732%, 06/25/2041 (A)(B)	$1,483	$1,483
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.101%, 11/25/2043 (A)(B)	1,655	1,655
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.029%, 07/25/2025 (A)	1,000	1,007
Octagon Investment Partners XI Ltd., Ser 2007-1A, Cl A1B
0.487%, 08/25/2021 (A)(B)	1,700	1,669
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.655%, 11/20/2023 (A)(B)	1,750	1,748
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.405%, 10/15/2037 (A)	3,578	3,114
Park Place Securities, Ser 2004-WCW1, Cl M2
0.832%, 09/25/2034 (A)	2,191	2,168
Residential Asset Mortgage Products Trust, Ser 2003-RS11, Cl MII1
1.247%, 12/25/2033 (A)	188	173
Residential Asset Mortgage Products Trust, Ser 2003-RS2, Cl AII
0.830%, 03/25/2033 (A)	34	30
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	857
Scholar Funding Trust, Ser 2011-A, Cl A
1.128%, 10/28/2043 (A)(B)	1,217	1,222
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.624%, 05/15/2028 (A)	312	312
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.552%, 08/15/2025 (A)(B)	904	916
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.252%, 08/15/2023 (A)(B)	505	509
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.902%, 10/16/2023 (A)(B)	911	915
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.902%, 06/15/2045 (A)(B)	1,227	1,268
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.952%, 11/25/2043 (A)	245	245
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.752%, 08/15/2022 (A)(B)	830	832
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.802%, 07/15/2022 (A)(B)	341	342
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	1,393	1,376
SLM Private Education Loan Trust, Ser 2013-C, Cl A1
1.002%, 02/15/2022 (A)(B)	759	762

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	$1,771	$1,750
SLM Student Loan Trust, Ser 2000-A, Cl A2
0.418%, 10/28/2028 (A)	399	397
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.981%, 12/15/2025 (A)(B)	850	850
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.513%, 09/15/2022 (A)(B)	803	804
SLM Student Loan Trust, Ser 2004-8, Cl B
0.689%, 01/25/2040 (A)	166	151
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.729%, 04/25/2024 (A)(B)	1,553	1,561
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.329%, 04/25/2025 (A)	114	114
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.429%, 07/27/2026 (A)	470	478
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.349%, 01/27/2025 (A)	1,056	1,054
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.399%, 01/25/2041 (A)	1,900	1,742
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.339%, 01/25/2027 (A)	1,945	1,924
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.299%, 04/25/2022 (A)	195	195
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.389%, 01/25/2041 (A)	1,900	1,724
SLM Student Loan Trust, Ser 2007-2, Cl B
0.399%, 07/25/2025 (A)	391	353
SLM Student Loan Trust, Ser 2007-6, Cl B
1.079%, 04/27/2043 (A)	508	463
SLM Student Loan Trust, Ser 2008-2, Cl B
1.429%, 01/25/2029 (A)	525	477
SLM Student Loan Trust, Ser 2008-3, Cl B
1.429%, 04/25/2029 (A)	525	485
SLM Student Loan Trust, Ser 2008-4, Cl B
2.079%, 04/25/2029 (A)	525	523
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.529%, 01/25/2018 (A)	337	339
SLM Student Loan Trust, Ser 2008-5, Cl B
2.079%, 07/25/2029 (A)	525	531
SLM Student Loan Trust, Ser 2008-6, Cl B
2.079%, 07/25/2029 (A)	525	518

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-7, Cl B
2.079%, 07/25/2029 (A)	$525	$527
SLM Student Loan Trust, Ser 2008-8, Cl B
2.479%, 10/25/2029 (A)	525	554
SLM Student Loan Trust, Ser 2008-9, Cl B
2.479%, 10/25/2029 (A)	525	550
SLM Student Loan Trust, Ser 2010-1, Cl A
0.552%, 03/25/2025 (A)	777	778
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.102%, 09/25/2028 (A)	1,910	1,967
SLM Student Loan Trust, Ser 2012-6, Cl B
1.152%, 04/27/2043 (A)	564	530
SLM Student Loan Trust, Ser 2013-2, Cl B
1.651%, 06/25/2043 (A)	281	274
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.452%, 05/26/2020 (A)	551	550
SLM Student Loan Trust, Ser 2013-3, Cl B
1.652%, 09/25/2043 (A)	291	284
SLM Student Loan Trust, Ser 2013-4, Cl A
0.700%, 06/25/2027 (A)	1,378	1,386
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.552%, 10/26/2020 (A)	446	447
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.650%, 02/25/2021 (A)	236	237
SLM Student Loan Trust, Ser 2013-6, Cl A3
0.800%, 06/26/2028 (A)	814	818
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	240	247
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.530%, 07/26/2021 (A)	389	389
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.751%, 07/15/2022 (A)(B)	1,118	1,120
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	421	427
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.428%, 04/28/2029 (A)	315	315
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.402%, 11/25/2037 (A)	1,288	1,256
TAL Advantage, Ser 2006-1A, Cl N
0.343%, 04/20/2021 (A)(B)	532	526
Trade Maps, Ltd., Ser 2013-1A, Cl A
0.854%, 12/10/2018 (A)(B)	1,400	1,405
Trinity Rail Leasing L.P., Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	1,048	1,152
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	1,432	1,512

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)(1)		Market Value ($ Thousands)

Triton Container Finance LLC, Ser 2007-1A, Cl N
0.290%, 02/26/2019 (A)(B)		258	$258
Wells Fargo Home Equity Asset-Backed SecuritiesTrust, Ser 2006-2, Cl A4
0.400%, 07/25/2036 (A)		4,000	3,688

			135,365

Total Asset-Backed Securities (Cost $212,147) ($ Thousands)			216,413

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
FHLB
0.875%, 05/24/2017		40	40
0.750%, 05/26/2015 (D)		3,410	3,360
0.077%, 09/19/2014 (E)		10,810	10,809
0.070%, 09/12/2014 (E)		5,280	5,279
0.060%, 08/29/2014 (E)		11,030	11,029
0.057%, 08/20/2014 (E)		9,900	9,900
0.055%, 08/27/2014 (E)		3,990	3,990
FHLMC
6.750%, 03/15/2031		1,170	1,679
FICO STRIPS
9.800%, 04/06/2018		850	1,112
9.700%, 04/05/2019		1,050	1,432
8.600%, 09/26/2019		2,490	3,271
0.092%, 11/02/2018 (E)		1,800	1,674
0.091%, 08/03/2018 (E)		1,820	1,707
0.090%, 04/06/2018 (E)		1,550	1,467
0.080%, 09/26/2019 (E)		100	90
0.070%, 06/06/2019 (E)		250	228
0.060%, 03/07/2019 (E)		770	708
0.050%, 02/08/2018 (E)		510	485
0.040%, 08/03/2018 (E)		780	731
0.030%, 08/03/2018 (E)		820	769
0.020%, 08/03/2018 (E)		1,470	1,379
0.010%, 05/11/2018 (E)		3,295	3,110
FNMA
7.762%, 10/09/2019 (E)		1,520	1,336
6.250%, 05/15/2029		2,110	2,834
Resolution Funding STRIPS (E)
2.260%, 10/15/2019		600	541
2.197%, 07/15/2020		2,630	2,305
Tennessee Valley Authority
5.250%, 09/15/2039		590	716
3.875%, 02/15/2021		1,510	1,662

Total U.S. Government Agency Obligations (Cost $70,185) ($ Thousands)			73,643

SOVEREIGN DEBT — 3.0%
Brazil Notas do Tesouro Nacional Ser B
6.000%, 08/15/2050	BRL	1,292	1,409
Brazil Notas do Tesouro Nacional Ser F
10.000%, 01/01/2017	BRL	7,744	3,398
Colombia Government International Bond
5.625%, 02/26/2044		1,110	1,243
FMS Wertmanagement AoeR
1.000%, 11/21/2017		640	637

Description	Face Amount ( Thousands)(1)		Market Value ($ Thousands)

Hashemite Kingdom of Jordan Government AID Bond
1.945%, 06/23/2019		1,184	$1,184
Hungary Government International Bond
5.750%, 11/22/2023		1,490	1,643
Indonesia Government International Bond
5.875%, 01/15/2024 (B)		840	927
5.875%, 03/13/2020		240	267
4.875%, 05/05/2021		200	210
Italy Buoni Poliennali Del Tesoro
3.750%, 05/01/2021	EUR	6,350	9,642
Japan Bank for International Cooperation
3.375%, 07/31/2023		330	346
1.750%, 07/31/2018		1,185	1,195
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,968
Kommunalbanken
1.125%, 05/23/2018 (B)		3,420	3,381
Mexican Bonos
8.500%, 11/18/2038	MXN	8,384	788
8.000%, 06/11/2020	MXN	8,398	744
7.750%, 11/13/2042	MXN	100,681	8,788
6.500%, 06/09/2022	MXN	20,437	1,674
Mexico Government International Bond MTN
5.750%, 10/12/2110		1,452	1,540
5.550%, 01/21/2045		2,630	2,992
4.750%, 03/08/2044		1,180	1,204
Poland Government Bond
4.000%, 10/25/2023	PLN	13,851	4,758
Province of Manitoba Canada
3.050%, 05/14/2024		420	423
Republic of Poland
4.000%, 01/22/2024		2,541	2,636
Russia Government International Bond
7.500%, 03/31/2030 (B)		377	436
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		1,231	1,426
Slovakia Government International Bond
4.375%, 05/21/2022 (B)		1,240	1,323
Slovenia Government International Bond (B)
5.850%, 05/10/2023		245	275
5.500%, 10/26/2022		403	441
5.250%, 02/18/2024		775	833
South Africa Government International Bond
5.875%, 09/16/2025 (C)		1,380	1,534

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Turkey Government International Bond
7.000%, 03/11/2019	$430	$495
6.250%, 09/26/2022	457	515
5.750%, 03/22/2024 (C)	1,120	1,224
5.625%, 03/30/2021	161	175
Ukraine Government AID Bonds
1.844%, 05/16/2019	300	299
United Mexican States MTN
6.050%, 01/11/2040	248	301

Total Sovereign Debt (Cost $60,315) ($ Thousands)		62,274

LOAN PARTICIPATIONS — 1.0%
Advanced Disposal Service
3.750%, 10/09/2019	308	306
AMR
3.750%, 06/21/2019	645	646
Aramark, 1st lien
3.250%, 02/24/2021	285	283
Charter Communications, Term Loan, 1st Lien
3.000%, 01/03/2021	695	684
CSC Holdings, Term Loan B
2.650%, 04/17/2020	471	466
Del Monte Foods
3.500%, 03/09/2020	1,080	1,070
Energy Future Intermediate Holding, 1st Lien Term Loan
4.250%, 06/19/2016	2,200	2,213
First Data, Dollar Term Loan
4.150%, 03/24/2018	1,515	1,517
First Data, Term Loan, 1st Lien
4.150%, 09/24/2018	1,000	1,001
FMG Resources Property, Cov-Lite, 1st Lien
3.750%, 06/30/2019	614	614
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/2020	517	517
H.J. Heinz
3.250%, 03/27/2019	149	149
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	496	500
Harrah’s Entertainment, Extended Term Loan B6
5.402%, 01/28/2018	290	270
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	236	236
Intelsat Jackson Holdings
3.750%, 06/30/2019	671	672
Michaels Stores
3.750%, 01/28/2020	93	93
Michaels Stores, Term Loan B
3.750%, 01/28/2020	93	93
Michaels Stores, Term Loan, Tranche 1
3.750%, 01/24/2020	288	287
NRG Energy, Term Loan
2.750%, 07/01/2018	645	643
Par Pharmaceuticals
4.000%, 09/30/2019	375	375
0.000%, 09/30/2019(G)	280	279
Party City Holdings
4.000%, 07/27/2019	457	453

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Phillips-Van Heusen, Term Loan B, Tranche 1
0.000%, 02/13/2020 (G)	$207	$209
Schaeffler Finances, Term Loan E
3.750%, 05/12/2020	400	401
Silver II Acquisition, Term Loan
4.000%, 12/13/2019	612	610
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	713	714
Supervalu, Cov-Lite, 1st Lien Term Loan B
4.500%, 03/21/2019	640	639
Telesat Canada, Term Loan B
3.500%, 03/26/2019	491	490
Univision Communications
4.000%, 09/29/2014	1,725	1,724
Virgin Media, Term Loan B
3.500%, 02/15/2020	740	737
Wendy’s / Arby’s Group
3.250%, 05/15/2019	706	706
Windstream, Term Loan B4
3.500%, 01/10/2020	198	198

Total Loan Participations (Cost $19,760) ($ Thousands)		19,795

MUNICIPAL BONDS — 0.9%
Brazos Higher Education Authority, Ser 2006-2, RB,
0.243%, 12/26/2024 (A)	560	551
City of Houston, Ser A, GO
6.290%, 03/01/2032	1,820	2,258
City of New York, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	900	1,069
Clark County, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/2045	500	689
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	480	686
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	635	890
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	645	660
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	564	775
Ohio State University, Ser A, RB
4.800%, 06/01/2111	192	198
South Carolina, Student Loan, Ser A2, RB,
0.347%, 12/01/2020 (A)	1,839	1,820
State of California, Build America Project, GO
7.600%, 11/01/2040	430	650
6.650%, 03/01/2022	610	759
State of California, GO
6.200%, 03/01/2019	1,775	2,108

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

State of Illinois, GO
5.877%, 03/01/2019	$2,245	$2,529
5.365%, 03/01/2017	295	323
5.100%, 06/01/2033	1,725	1,733
4.350%, 06/01/2018	1,000	1,058

Total Municipal Bonds (Cost $16,582) ($ Thousands)		18,756

COLLATERALIZED DEBT OBLIGATIONS (A) (B) — 0.4%
Other Asset-Backed Securities — 0.4%
Cent CLO, Ser 2013-18A, Cl A
1.346%, 07/23/2025	1,600	1,577
Flatiron CLO, Ser 2014-1A, Cl A1
1.607%, 07/17/2026	1,600	1,602
ING Investment Management CLO, Ser 2014-1A, Cl A1
1.769%, 04/18/2026	1,780	1,778
Latitude CLO II, Ser 2006-2A, Cl A2
0.561%, 12/15/2018	1,000	990
Voya CLO, Ser 2014-2A, Cl A1
1.673%, 07/17/2026	1,730	1,730

Total Collateralized Debt Obligations (Cost $7,644) ($ Thousands)		7,677

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.875% (A)	24,750	686

Total Preferred Stock (Cost $647) ($ Thousands)		686

U.S. TREASURY OBLIGATIONS — 22.0%
U.S. Treasury Bills (E)
0.032%, 08/14/2014	500	500
0.028%, 08/21/2014	26	25
U.S. Treasury Bonds
4.500%, 08/15/2039	742	905
3.750%, 11/15/2043	11,188	12,083
3.625%, 08/15/2043	3,167	3,345
3.625%, 02/15/2044	30,594	32,286
3.375%, 05/15/2044 (C)	6,513	6,557
3.125%, 02/15/2042	12,360	11,958
3.125%, 02/15/2043	1,524	1,467
2.875%, 05/15/2043	24,495	22,382
2.750%, 08/15/2042	8,385	7,499
2.750%, 11/15/2042	8,684	7,752
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2040	932	1,186
2.000%, 07/15/2014	16,520	16,551
1.375%, 02/15/2044	5,763	6,338
0.750%, 02/15/2042	1,322	1,244
0.500%, 04/15/2015	3,533	3,585
0.375%, 07/15/2023	11,338	11,558
0.125%, 04/15/2016	10,021	10,284
0.125%, 04/15/2017	3,121	3,228
U.S. Treasury Notes
3.125%, 04/30/2017	7,135	7,597
2.750%, 02/15/2024	3,918	4,007
2.500%, 05/15/2024(C)	71,534	71,433
2.125%, 01/31/2021	3,865	3,884
2.125%, 06/30/2021	109	109
2.000%, 05/31/2021	111	110
2.000%, 02/15/2023	14,590	14,166
1.625%, 03/31/2019	12,598	12,634

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

1.625%, 04/30/2019	$13,078	$13,103
1.625%, 06/30/2019	8,871	8,871
1.500%, 07/31/2016	210	214
1.500%, 01/31/2019	33,067	33,046
1.500%, 05/31/2019 (C)	19,017	18,922
1.375%, 02/28/2019	10,154	10,080
0.875%, 04/15/2017	1,910	1,915
0.875%, 05/15/2017	9,684	9,697
0.875%, 06/15/2017	14,961	14,967
0.750%, 03/15/2017	4,254	4,254
0.625%, 10/15/2016	4,188	4,192
0.625%, 09/30/2017	6,391	6,312
0.500%, 06/30/2016	13,351	13,363
0.375%, 03/31/2016	13,327	13,330
0.375%, 04/30/2016 (C)	5,184	5,182
0.375%, 05/31/2016 (C)	8,551	8,543
0.250%, 08/31/2014	575	575
0.250%, 10/31/2015	30	30
0.250%, 02/29/2016	1,925	1,923
U.S. Treasury STRIPS
4.109%, 11/15/2043	13,300	4,764
3.925%, 05/15/2043 (E)	2,010	734
2.686%, 11/15/2027 (E)	5,135	3,460

Total U.S. Treasury Obligations (Cost $448,532) ($ Thousands)		452,150

AFFILIATED PARTNERSHIP — 5.3%
SEI Liquidity Fund, L.P.
0.080% **†(F)	108,890,829	108,891

Total Affiliated Partnership (Cost $108,891) ($ Thousands)		108,891

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **†	100,272,464	100,272

Total Cash Equivalent (Cost $100,272) ($ Thousands)		100,272

COMMERCIAL PAPER (E) — 0.6%
National Rural Utilities Cooperative Finance
0.090%, 07/25/2014	6,305	6,305
RBS Holdings USA
0.200%, 08/27/2014 (B)	6,290	6,288

Total Commercial Paper (Cost $12,593) ($ Thousands)		12,593

Total Investments — 114.4% (Cost $2,292,831) ($ Thousands)‡‡		$2,349,680

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION *†† — 0.0%
September 2014, Eurodollar 2-Year Midcurve Put, Expires: 09/15/2014, Strike Price: $97.75	118	$5

Total Purchased Option (Cost $14) ($ Thousands)		5

PURCHASED SWAPTIONS *†† — 0.0%
April 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500%	4,800	222
April 2018, 3-Month LIBOR Put, Expires: 04/09/2018, Strike Rate: 4.500%	5,810	272
January 2019, 5-year/30-year Put, Expires: 01/14/2019, Strike Rate: 5.000%	3,685	130
March 2018, 3-Month LIBOR Put, Expires: 03/15/2018, Strike Rate: 4.500%	4,800	221

Total Purchased Swaptions (Cost $1,303) ($ Thousands)		845

WRITTEN OPTIONS *†† — 0.0%
December 2014, Euro Dollar 2-Year Midcurve Call, Expires: 12/12/2014, Strike Price: $97.875	(128)	(104)
November 2020, U.S. CPI Consumers NSA Call, Expires: 11/21/2020, Strike Inflation: 0.000%	(3,990,000)	(2)
September 2014, Euro-Dollar 2-Year Midcurve Put, Expires: 09/15/2014, Strike Price: $97.500	(118)	(1)
September 2014, U.S Bond Future, Call, Expires: 08/22/2014, Strike Price: $139.00	(18)	(13)
September 2014, U.S. 10-Year Treasure Note, Call, Expires: 08/22/2014, Strike Price: $126.00	(99)	(43)
September 2014, U.S. 10-Year Treasure Note, Put, Expires: 08/22/2014, Strike Price: $123.00	(99)	(19)

Total Written Options (Premiums Received $225) ($ Thousands)		(182)

WRITTEN SWAPTION *†† — 0.0%
January 2019, 5 Year/30 Year Put, Expires: 01/14/2019, Strike Rate: 5.000%	(13,905)	(195)

Total Written Swaption (Premiums Received $360) ($ Thousands)		$(195)

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	254	Dec-2015	$65
90-Day Euro$	(247)	Jun-2018	(213)
90-Day Euro$	235	Mar-2015	13
90-Day Euro$	(235)	Mar-2016	(86)
Euro-Bobl	(62)	Sep-2014	(13)
Euro-Bund	(56)	Sep-2014	(119)
U.S. 10-Year Treasury Note	(301)	Sep-2014	(113)
U.S. 2-Year Treasury Note	(393)	Sep-2014	37
U.S. 5-Year Treasury Note	163	Sep-2014	(80)
U.S. Long Treasury Bond	(306)	Sep-2014	(362)
U.S. Ultra Long Treasury Bond	97	Sep-2014	(29)

			$(900)

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
8/14/14	EUR	18,900	USD	26,237	$358
8/14/14	GBP	3,640	USD	6,166	(54)
8/14/14	JPY	1,006,730	USD	9,891	(52)
8/14/14	PLN	4,860	USD	1,591	(5)
8/14/14	USD	4,661	EUR	3,418	19
8/14/14	USD	1,593	PLN	4,860	3

					$269

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	8/14/14	(3,391)	3,370	$(21)
Citigroup	8/14/14	(32,572)	32,814	242
Goldman Sachs	8/14/14	(6,221)	6,166	(55)
JPMorgan Chase Bank	8/14/14	(6,180)	6,284	104
UBS	8/14/14	(1,529)	1,528	(1)

				$269

For the period ended June 30, 2014, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of outstanding OTC swap agreements held by the Fund at June 30, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,590)	$—
Deutsche Bank	Berkshire Hathaway	SELL	1.00	03/20/24	(1,490)	49

						$49

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	2.42%	3 Month USD - LIBOR	11/15/27	1,620	$10
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/27	1,620	24
Barclays Bank PLC	3.49%	3 Month USD - LIBOR	03/15/46	3,370	50
Barclays Bank PLC	3-Month USD - LIBOR	3.15%	03/15/26	7,520	(60)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	3,245	330
Goldman Sachs	3.13%	3 Month USD - LIBOR	04/09/46	3,550	304
Goldman Sachs	2.80%	3 Month USD - LIBOR	04/09/26	7,870	(311)

					$347

25	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

A list of outstanding centrally cleared swap agreements held by the Fund at June 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation Depreciation ($Thousands)
IRS USD	PAY	0.04%	11/15/2043	2,275	$(166)

For the period ended June 30, 2014, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,054,620 ($ Thousands).

(1)	In U.S. Dollar unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2014.

†	Investment in Affiliated Security.

††	For the period ended June 30, 2014, the total amount of open purchased option, purchased swaptions, written options and written swaptions, are representative of the volume of activity for this derivative type during the year

‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $106,339 ($ Thousands).

(D)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on June 30, 2014. The coupon on a step bond changes on a specified date.

(E)	The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $108,891 ($ Thousands).

(G)	Unsettled bank loan. Interest rate not available.

‡‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $2,292,831 ($ Thousands), and the unrealized appreciation and depreciation were $96,474 ($ Thousands) and $(39,625) ($ Thousands), respectively.

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

BRL— Brazilian Real

Cl — Class

CDO — Collateralized Debt Obligation

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Inter Bank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

NCUA — National Credit Union Association

OTC — Over The Counter

PLC — Public Limited Company

PLN — Polish Zloty

PO — Principal only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$717,875	$—	$717,875
Corporate Obligations	—	557,471	1,184	558,655
Asset-Backed Securities	—	216,413	—	216,413
U.S. Government Agency Obligations	—	73,643	—	73,643
Sovereign Debt	—	62,274	—	62,274
Loan Participations	—	19,795	—	19,795
Municipal Bonds	—	18,756	—	18,756
Collateralized Debt Obligations	—	7,677	—	7,677
Preferred Stock	686	—	—	686
U.S. Treasury Obligations	—	452,150	—	452,150
Affiliated Partnership	—	108,891	—	108,891
Cash Equivalent	100,272	—	—	100,272
Commercial Paper	—	12,593	—	12,593

Total Investments in Securities	$100,958	$2,247,538	$1,184	$2,349,680

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$5	$—	$—	$5
Purchased Swaptions	845	—	—	845
Written Options	(182)	—	—	(182)
Written Swaption	(195)	—	—	(195)
Futures Contracts *
Unrealized Appreciation	115	—	—	115
Unrealized Depreciation	(1,015)	—	—	(1,015)
Forwards Contracts *
Unrealized Appreciation	—	380	—	380
Unrealized Depreciation	—	(111)	—	(111)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	49	—	49
Interest Rate Swaps*
Unrealized Appreciation	—	718	—	718
Unrealized Depreciation	—	(371)	—	(371)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(166)	—	(166)

Total Other Financial Instruments	$(427)	$499	$—	$72

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

27	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2014

SECTION IS TO BE UPDATED

As of June 30, 2014, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $3.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$19,242		17,282	—	$36,524
Maximum potential amount of future payments	$1,590,000		1,490,000	—	$3,080,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

Note: There are collateral arrangements in place that cover multiple derivative arrangements but those amounts have not been included, as potential recoveries are not specific to selling credit protection on certain derivatives.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread*on underlying (in basis points) [1]	—	—	—	—	—	—
0 - 200	—	—	$1,590,000	$1,490,000	—	$3,080,000
Greater than 200	—	—	—	—	—	—

Total	—	—	$1,590,000	$1,490,000	—	$3,080,000

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.4%

Agency Mortgage-Backed Obligations — 28.9%
FHLMC
11.000%, 02/17/2021	$96	$95
10.000%, 03/17/2026 to 10/01/2030	620	697
7.500%, 01/01/2032 to 09/01/2038	703	823
6.500%, 10/01/2031 to 09/01/2038	1,091	1,231
6.000%, 08/01/2015 to 09/01/2038	1,568	1,738
5.500%, 06/01/2020 to 01/01/2039	5,221	5,739
5.000%, 03/01/2034 to 08/01/2041	3,806	4,269
4.500%, 04/01/2035 to 03/01/2044	6,374	6,972
4.000%, 03/01/2029 to 08/01/2043	7,366	7,836
3.500%, 03/01/2033 to 08/01/2043	5,804	5,941
2.500%, 03/01/2028	300	305
2.375%, 01/13/2022	1,500	1,497
FHLMC ARM (A)
6.479%, 10/01/2037	209	224
5.042%, 01/01/2035	73	77
4.270%, 07/01/2036	85	88
3.933%, 02/01/2036	260	274
3.876%, 06/01/2037	89	94
3.420%, 04/01/2044	166	173
3.236%, 06/01/2044	570	591
3.220%, 06/01/2044	362	374
3.168%, 02/01/2042	476	495
3.142%, 03/01/2044	141	146
3.120%, 03/01/2036	686	740
3.086%, 04/01/2044	280	291
3.033%, 11/01/2043 to 02/01/2044	620	639
2.985%, 10/01/2043	345	351
2.951%, 01/01/2044	210	214
2.949%, 11/01/2043	430	438
2.804%, 03/01/2037	242	259
2.709%, 07/01/2042	931	957
2.708%, 05/01/2037	480	517
2.684%, 11/01/2042	241	248
2.683%, 11/01/2036	40	43
2.672%, 04/01/2037	103	111
2.633%, 05/01/2037	321	345
2.535%, 04/01/2037	10	11
2.495%, 05/01/2038	182	194
2.480%, 10/01/2037	49	52
2.375%, 11/01/2036	50	53
2.320%, 02/01/2037	57	61
1.952%, 05/01/2037	261	273
1.925%, 04/01/2037	45	48
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	636	697
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	264	298
FHLMC CMO, Ser 2002-48, Cl 1A
5.776%, 07/25/2033(A)	6	7

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	$67	$80
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	92	109
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	95	114
FHLMC CMO, Ser 2005-2945, Cl SA
12.021%, 03/15/2020 (A)	37	33
FHLMC CMO, Ser 2005-2967, Cl EA, PO
0.000%, 04/15/2020	96	95
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	160	179
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	121	116
FHLMC CMO, Ser 2006-3117, Cl OG, PO
0.000%, 02/15/2036	127	121
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	83	77
FHLMC CMO, Ser 2006-3200, Cl PO, PO
0.000%, 08/15/2036	113	106
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	262	293
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	23	21
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	277	313
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.848%, 11/15/2037 (A)	89	10
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.898%, 05/15/2038 (A)	90	12
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	80	89
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	120	111
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	58	65
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	202	189
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	133	116
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	68	59

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3645, Cl KP
5.000%, 02/15/2040	$594	$651
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,344	1,433
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	519	618
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	278	53
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	296	20
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	436	44
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	177	4
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	407	50
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	204	20
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	500	512
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	338	37
FHLMC CMO, Ser 2011-3804, Cl FN
0.602%, 03/15/2039 (A)	491	491
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	771	873
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	153	159
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	331	363
FHLMC CMO, Ser 2011-3925, Cl FL
0.601%, 01/15/2041 (A)	749	753
FHLMC CMO, Ser 2011-3947, Cl SG, IO
0.602%, 10/15/2041 (A)	968	192
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	759	795
FHLMC CMO, Ser 2012-279, Cl F6
0.602%, 09/15/2042 (A)	446	445
FHLMC CMO, Ser 2012-281, Cl F1
0.652%, 10/15/2042 (A)	453	453
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	1,542	219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	$1,595	$225
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	924	918
FHLMC CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	583	430
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.098%, 09/15/2042 (A)	640	118
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	103	84
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	202	170
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	943	980
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	103	84
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	1,218	152
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.848%, 05/15/2044 (A)	100	23
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	112	125
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	201	226
FHLMC CMO, Ser 2399, Cl S30, IO
7.548%, 08/15/2036 (A)	213	42
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	227	255
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	180	202
FHLMC CMO, Ser 2631, Cl SA
14.572%, 06/15/2033 (A)	76	97
FHLMC CMO, Ser 2725, Cl SC
8.849%, 11/15/2033 (A)	33	37
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	34	34
FHLMC CMO, Ser 3001, Cl HP
21.393%, 05/15/2035 (A)	79	111
FHLMC CMO, Ser 3006, Cl QS
19.765%, 07/15/2035 (A)	172	233
FHLMC CMO, Ser 3012, Cl GK
24.067%, 06/15/2035 (A)	111	164
FHLMC CMO, Ser 3217, Cl CX, IO
6.438%, 09/15/2036 (A)	264	39
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036	161	141
FHLMC CMO, Ser 3262, Cl SG, IO
6.248%, 01/15/2037 (A)	214	30

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037	$42	$37
FHLMC CMO, Ser 3383, Cl SA, IO
6.298%, 11/15/2037 (A)	266	36
FHLMC CMO, Ser 3422, Cl SE
17.071%, 02/15/2038 (A)	26	34
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/2037	46	2
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036	44	41
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034	59	55
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/2030	672	683
FHLMC CMO, Ser 3632, Cl BS
16.994%, 02/15/2040 (A)	100	139
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	465	45
FHLMC CMO, Ser CS-4579, Cl IO, IO
0.000%, 07/29/2044	1,700	128
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	661	774
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (A)	164	188
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	108	128
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	351	425
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	449	518
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	517	616
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	174	212
FHLMC CMO, Ser T-76, Cl 2A
3.457%, 10/25/2037 (A)	248	244
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	243	270
FHLMC Multifamily Structured Pass Through Certificates, Ser K037, Cl X1, IO
1.044%, 01/25/2024 (A)	3,724	285
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.198%, 01/25/2020 (A)	2	—
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.588%, 12/25/2021 (A)	302	26
FHLMC Multifamily Structured Pass-Through Certificates, Ser K021, Cl X1, IO
1.510%, 06/25/2022 (A)	377	36

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K024, Cl X1, IO
0.901%, 09/25/2022(A)	$337	$20
FHLMC TBA
3.000%, 08/01/2042	1,800	1,771
FNMA
7.500%, 10/01/2037 to 04/01/2039	458	524
7.000%, 04/01/2032 to 01/01/2039	301	337
6.500%, 05/01/2027 to 10/01/2038	1,224	1,386
6.000%, 10/01/2019 to 10/01/2040	5,027	5,651
5.500%, 02/01/2021 to 04/01/2040	3,345	3,767
5.000%, 01/01/2020 to 08/01/2041	5,894	6,614
4.761%, 02/01/2020	863	970
4.640%, 01/01/2021	481	535
4.540%, 01/01/2020	471	527
4.530%, 12/01/2019	455	510
4.500%, 08/01/2021 to 05/01/2044	6,264	6,828
4.390%, 05/01/2021	248	277
4.380%, 01/01/2021 to 04/01/2021	1,451	1,620
4.369%, 02/01/2020	474	527
4.360%, 05/01/2021	999	1,115
4.301%, 01/01/2021	287	320
4.300%, 04/01/2021 to 07/01/2021	1,019	1,130
4.273%, 06/01/2021	450	495
4.250%, 04/01/2021	750	822
4.240%, 06/01/2021	987	1,087
4.130%, 08/01/2021	961	1,052
4.066%, 07/01/2020	389	426
4.060%, 07/01/2021	1,000	1,099
4.000%, 05/01/2025 to 08/01/2043	14,624	15,644
3.670%, 07/01/2023	1,000	1,061
3.614%, 12/01/2020	1,142	1,217
3.590%, 12/01/2020	472	505
3.505%, 09/01/2020	939	1,002
3.500%, 04/01/2032 to 08/01/2043	20,840	21,518
3.430%, 10/01/2020	948	1,007
3.290%, 10/01/2020	346	365
3.230%, 11/01/2020	341	359
3.080%, 07/14/2044	612	636
3.000%, 08/01/2033 to 03/01/2043	5,138	5,122
2.870%, 07/25/2044	704	723
2.810%, 06/01/2023	1,000	1,007
2.800%, 07/14/2044	306	314
2.770%, 05/01/2022	1,000	1,014
2.760%, 07/25/2044	339	348
2.703%, 04/01/2023	491	493
2.680%, 07/01/2022	1,969	1,982
2.510%, 06/01/2023	491	477
2.500%, 11/01/2026 to 10/01/2042	2,982	3,012
2.480%, 06/01/2019	993	1,015
2.460%, 04/01/2023	919	908
2.420%, 06/01/2023	491	474

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA ARM (A)
6.255%, 08/01/2036	$42	$46
5.790%, 09/01/2037	90	97
3.237%, 04/01/2044	1,451	1,503
3.188%, 07/01/2044	211	218
3.086%, 07/01/2044	419	435
3.018%, 03/01/2036	187	199
3.010%, 12/01/2043	290	301
3.003%, 12/01/2043	376	390
3.002%, 05/01/2044	350	363
2.978%, 01/01/2044	191	195
2.964%, 03/01/2044	276	286
2.941%, 05/01/2042	694	718
2.940%, 03/01/2044	322	334
2.939%, 02/01/2044	670	693
2.934%, 04/01/2044	208	215
2.853%, 12/01/2043	331	341
2.789%, 11/01/2036	146	156
2.781%, 01/01/2044 to 02/01/2044	700	723
2.769%, 06/01/2042	891	917
2.748%, 09/01/2037	4	4
2.570%, 09/01/2036	58	62
2.569%, 07/01/2037	257	275
2.560%, 12/01/2036	473	507
2.556%, 05/01/2043	163	163
2.526%, 02/01/2044	260	268
2.519%, 11/01/2036	128	138
2.446%, 12/01/2036	123	133
2.421%, 07/01/2037	132	141
2.340%, 04/01/2037	90	97
2.331%, 04/01/2036	107	114
2.262%, 11/01/2037	266	283
2.173%, 11/01/2037	148	157
1.704%, 07/01/2037	311	324
0.612%, 11/01/2023	989	998
0.512%, 01/01/2023	194	196
0.502%, 01/01/2023	485	485
0.492%, 01/01/2023	500	500
FNMA CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	91	88
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	133	144
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	67	64
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	151	176
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	70	82
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	272	308
FNMA CMO, Ser 2003-131, Cl SK
15.896%, 01/25/2034(A)	87	114
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,000	1,103
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	40	33

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	$95	$91
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	21	21
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	21	21
FNMA CMO, Ser 2004-89, Cl SM
17.457%, 09/25/2024 (A)	309	406
FNMA CMO, Ser 2005-106, Cl US
24.009%, 11/25/2035 (A)	457	692
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	584	640
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	386	65
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	83	90
FNMA CMO, Ser 2005-72, Cl SB
16.495%, 08/25/2035 (A)	80	104
FNMA CMO, Ser 2005-90, Cl ES
16.495%, 10/25/2035 (A)	107	139
FNMA CMO, Ser 2006-117, Cl GS, IO
6.498%, 12/25/2036 (A)	74	15
FNMA CMO, Ser 2006-118, Cl A2
0.212%, 12/25/2036 (A)	142	139
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	81	72
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	76	73
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033	34	33
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	65	64
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	391	438
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	76	85
FNMA CMO, Ser 2007-100, Cl SM, IO
6.298%, 10/25/2037 (A)	212	29
FNMA CMO, Ser 2007-101, Cl A2
0.402%, 06/27/2036 (A)	109	107
FNMA CMO, Ser 2007-112, Cl SA, IO
6.298%, 12/25/2037 (A)	245	31
FNMA CMO, Ser 2007-114, Cl A6
0.352%, 10/27/2037 (A)	200	200

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-116, Cl HI, IO
1.497%, 01/25/2038 (A)	$206	$17
FNMA CMO, Ser 2007-29, Cl SG
22.160%, 04/25/2037 (A)	37	53
FNMA CMO, Ser 2007-65, Cl KI, IO
6.468%, 07/25/2037 (A)	147	19
FNMA CMO, Ser 2007-72, Cl EK, IO
6.248%, 07/25/2037 (A)	199	29
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	1,000	1,046
FNMA CMO, Ser 2007-85, Cl SG
15.870%, 09/25/2037 (A)	45	57
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	240	3
FNMA CMO, Ser 2008-4, Cl SD, IO
5.848%, 02/25/2038 (A)	479	64
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	250	276
FNMA CMO, Ser 2009-103, Cl MB
2.413%, 12/25/2039 (A)	206	210
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	291	312
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	180	34
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	169	152
FNMA CMO, Ser 2009-84, Cl WS, IO
5.748%, 10/25/2039 (A)	104	14
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	1,279	1,224
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	75	13
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	149	127
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	334	2
FNMA CMO, Ser 2009-99, Cl SC, IO
6.028%, 12/25/2039 (A)	129	14
FNMA CMO, Ser 2009-99, Cl WA
6.301%, 12/25/2039 (A)	271	301
FNMA CMO, Ser 2010-1, Cl WA
6.186%, 02/25/2040 (A)	104	113

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-16, Cl WA
6.436%, 03/25/2040 (A)	$130	$146
FNMA CMO, Ser 2010-23, Cl KS, IO
6.948%, 02/25/2040 (A)	232	33
FNMA CMO, Ser 2010-35, Cl SB, IO
6.268%, 04/25/2040 (A)	153	20
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	68	64
FNMA CMO, Ser 2010-68, Cl SA, IO
4.848%, 07/25/2040 (A)	932	116
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	579	666
FNMA CMO, Ser 2011-87, Cl SG, IO
5.798%, 04/25/2040 (A)	668	122
FNMA CMO, Ser 2011-M3, Cl A1
2.072%, 07/25/2021	1,074	1,098
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	1,845	1,990
FNMA CMO, Ser 2011-M5, Cl FA
0.502%, 01/25/2017 (A)	147	147
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	1,099	126
FNMA CMO, Ser 2012-108, Cl F
0.652%, 10/25/2042 (A)	451	450
FNMA CMO, Ser 2012-112, Cl FD
0.652%, 10/25/2042 (A)	458	457
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	1,158	187
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	2,532	2,460
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	201	198
FNMA CMO, Ser 2012-14, Cl FG
0.552%, 07/25/2040 (A)	755	755
FNMA CMO, Ser 2012-M15, Cl A
2.744%, 10/25/2022 (A)	922	927
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043	382	298
FNMA CMO, Ser 2013-121, Cl LB
3.000%, 12/25/2043	689	708
FNMA CMO, Ser 2013-126, Cl CS, IO
5.998%, 09/25/2041 (A)	1,020	178

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043	$387	$292
FNMA CMO, Ser 2013-4, Cl AJ
3.500%, 02/25/2043	915	934
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	1,108	166
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	26	29
FNMA CMO, Ser 2013-NPL7, Cl A1
3.625%, 11/25/2053	234	235
FNMA CMO, Ser 2014-M6, Cl FA
0.442%, 12/25/2017 (A)	122	122
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	445	518
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	256	297
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	304	347
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	338	389
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	282	320
FNMA TBA
5.000%, 07/15/2038	3,000	3,331
4.500%, 08/01/2033 to 07/25/2044	15,585	16,844
4.000%, 07/13/2039 to 07/25/2044	14,415	15,274
3.500%, 07/25/2026 to 08/25/2044	7,380	7,655
3.000%, 07/01/2026 to 07/25/2044	21,675	21,929
2.500%, 07/01/2027 to 07/25/2029	1,925	1,955
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.948%, 06/25/2042 (A)	397	79
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.663%, 12/25/2042 (A)	221	259
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	182	198
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	83	90
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	198	226
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	370	429
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	410	475

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.372%, 03/25/2045 (A)	$426	$425
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	236	273
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.372%, 02/25/2036 (A)	183	182
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.412%, 11/25/2046 (A)	256	254
FREMF Mortgage Trust, Ser 2014-K36, Cl C
4.360%, 12/25/2046 (A)(B)	150	154
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.856%, 01/25/2047 (A)(B)	60	61
GNMA
7.500%, 10/15/2037	117	132
7.000%, 09/15/2031	67	80
6.500%, 12/15/2035	646	753
6.000%, 09/20/2038	200	228
1.625%, 02/20/2034 (A)	451	466
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	543	612
GNMA CMO, Ser 2003-97, Cl SA, IO
6.398%, 11/16/2033 (A)	363	68
GNMA CMO, Ser 2004-11, Cl SX
17.058%, 02/20/2034 (A)	37	53
GNMA CMO, Ser 2004-28, Cl SV
8.847%, 04/20/2034 (A)	145	160
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	84	93
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	11	11
GNMA CMO, Ser 2004-87, Cl SB
7.499%, 03/17/2033 (A)	110	121
GNMA CMO, Ser 2005-28, Cl YO, PO
0.000%, 02/17/2033	213	207
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	465
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	37	32
GNMA CMO, Ser 2006-38, Cl SG, IO
6.497%, 09/20/2033 (A)	94	3
GNMA CMO, Ser 2007-26, Cl SW, IO
6.047%, 05/20/2037 (A)	333	50
GNMA CMO, Ser 2007-27, Cl SD, IO
6.047%, 05/20/2037 (A)	221	34
GNMA CMO, Ser 2007-72, Cl US, IO
6.397%, 11/20/2037 (A)	127	17

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-78, Cl SA, IO
6.378%, 12/16/2037 (A)	$1,462	$220
GNMA CMO, Ser 2007-82, Cl SA, IO
6.377%, 12/20/2037 (A)	178	25
GNMA CMO, Ser 2007-9, Cl CI, IO
6.047%, 03/20/2037 (A)	322	50
GNMA CMO, Ser 2008-1, Cl PO, PO
0.000%, 01/20/2038	68	59
GNMA CMO, Ser 2008-10, Cl S, IO
5.677%, 02/20/2038 (A)	282	37
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	48	47
GNMA CMO, Ser 2008-33, Cl XS, IO
7.548%, 04/16/2038 (A)	128	27
GNMA CMO, Ser 2008-55, Cl SA, IO
6.047%, 06/20/2038 (A)	292	44
GNMA CMO, Ser 2009-106, Cl AS, IO
6.248%, 11/16/2039 (A)	365	54
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	174	37
GNMA CMO, Ser 2009-24, Cl DS, IO
6.147%, 03/20/2039 (A)	307	31
GNMA CMO, Ser 2009-25, Cl SE, IO
7.447%, 09/20/2038 (A)	209	40
GNMA CMO, Ser 2009-43, Cl SA, IO
5.797%, 06/20/2039 (A)	220	31
GNMA CMO, Ser 2009-6, Cl SH, IO
5.887%, 02/20/2039 (A)	188	27
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	97	15
GNMA CMO, Ser 2009-65, Cl TS, IO
6.247%, 12/20/2038 (A)	388	47
GNMA CMO, Ser 2009-66, Cl XS, IO
6.648%, 07/16/2039 (A)	2,258	358
GNMA CMO, Ser 2009-67, Cl SA, IO
5.898%, 08/16/2039 (A)	141	20
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	577
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	252	237
GNMA CMO, Ser 2009-83, Cl TS, IO
5.947%, 08/20/2039 (A)	270	38

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	$125	$108
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	367	300
GNMA CMO, Ser 2010-4, Cl NS, IO
6.238%, 01/16/2040 (A)	3,157	499
GNMA CMO, Ser 2010-47, Cl PX, IO
6.547%, 06/20/2037 (A)	456	73
GNMA CMO, Ser 2010-H11, Cl FA
1.151%, 06/20/2060 (A)	681	694
GNMA CMO, Ser 2011-142, Cl IO, IO
0.949%, 09/16/2046 (A)	6,486	327
GNMA CMO, Ser 2011-H08, Cl FD
0.652%, 02/20/2061 (A)	519	517
GNMA CMO, Ser 2012-100, Cl IO, IO
0.826%, 08/16/2052 (A)	617	41
GNMA CMO, Ser 2012-112, Cl IO, IO
0.859%, 02/16/2053 (A)	4,864	324
GNMA CMO, Ser 2012-125, Cl IO, IO
0.858%, 02/16/2053 (A)	2,228	155
GNMA CMO, Ser 2012-H25, Cl FA
0.852%, 12/20/2061 (A)	932	944
GNMA CMO, Ser 2013-147, Cl QS, IO
6.597%, 12/20/2039 (A)	918	167
GNMA CMO, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	236	243
GNMA CMO, Ser 2013-154, Cl AB
2.900%, 02/16/2044 (A)	748	759
GNMA CMO, Ser 2013-178, Cl A
2.250%, 03/16/2035	481	491
GNMA CMO, Ser 2013-178, Cl IO, IO
0.946%, 06/16/2055 (A)	1,180	76
GNMA CMO, Ser 2013-193, Cl AB
2.000%, 12/16/2049	316	317
GNMA CMO, Ser 2013-63, Cl IO, IO
0.773%, 09/16/2051 (A)	7,094	474
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	949	206
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	503	500
GNMA CMO, Ser 2013-H21, Cl FB
0.852%, 09/20/2063 (A)	986	992

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2014-5, Cl SP, IO
5.998%, 06/16/2043 (A)	$1,322	$225
GNMA CMO, Ser 2014-H10, Cl TA
0.752%, 04/20/2064 (A)	993	994
GNMA TBA
4.500%, 08/15/2039	3,200	3,485
4.000%, 07/01/2039 to 08/01/2039	6,100	6,509
3.500%, 07/15/2041 to 07/01/2042	9,200	9,580
GNMA, Ser 163, Cl IO, IO
1.215%, 02/16/2046 (A)	1,771	146
GNMA, Ser 2012-114, Cl IO, IO
1.037%, 01/16/2053 (A)	1,393	123
GNMA, Ser 2012-27, Cl IO, IO
1.290%, 04/16/2053 (A)	2,053	135
GNMA, Ser 2012-44, Cl IO, IO
0.981%, 03/16/2049 (A)	3,089	191
GNMA, Ser 2013-145, Cl IO, IO
1.124%, 09/16/2044 (A)	1,764	135
GNMA, Ser 2013-96, Cl IO, IO
0.556%, 10/16/2054 (A)	4,490	203
GNMA, Ser 2014-50, Cl IO, IO
1.041%, 09/16/2055 (A)	1,884	142
GNMA, Ser 2014-89, Cl IO, IO
1.038%, 01/16/2057	3,120	299
GNMA, Ser 47, Cl IA, IO
1.384%, 02/16/2048 (A)	1,923	159
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	300	311
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	377	387

		310,921

Non-Agency Mortgage-Backed Obligations — 6.5%
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	287	287
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.385%, 02/02/2037 (A)(B)	55	54
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A)(B)	73	73
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A)(B)	14	14
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A)(B)	190	195
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.323%, 02/25/2045 (A)	841	848

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.355%, 05/24/2036 (A)(B)	$28	$28
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.355%, 05/24/2036 (A)(B)	100	102
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.067%, 03/26/2037 (A)(B)	449	449
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	105	111
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	245	256
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	66	67
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	44	45
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	38	39
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	64	67
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	340	366
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.323%, 07/20/2036 (A)	239	239
Banc of America Funding, Ser 2004-C, Cl 1A1
5.082%, 12/20/2034 (A)	33	33
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.193%, 08/26/2035 (A)(B)	81	82
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (B)	78	80
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)	189	188
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	300	308
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-A, Cl A4
5.196%, 07/10/2045 (A)	1,000	1,008
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	211	227

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.702%, 05/25/2018 (A)	$46	$45
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.602%, 08/25/2018 (A)	14	13
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	60	61
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	25	26
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	30	31
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (B)	600	595
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (B)	150	147
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (B)	48	49
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A)(B)	62	64
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)	239	247
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A)(B)	116	117
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.374%, 04/26/2037 (A)(B)	187	190
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.977%, 04/26/2035 (A)(B)	24	24
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.207%, 07/26/2045 (A)(B)	185	186
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.826%, 02/26/2047 (A)(B)	24	24
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A)(B)	152	154
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.302%, 05/28/2036 (A)(B)	119	117
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.558%, 07/26/2036 (A)(B)	45	44
BCAP Trust, Ser 2011-RR10, Cl 2A1
1.036%, 09/26/2037 (A)(B)	314	287
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.342%, 05/26/2036 (A)(B)	311	294

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP Trust, Ser 2012-RR2, Cl 1A1
0.322%, 08/26/2036 (A)(B)	$200	$195
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
2.977%, 05/25/2034 (A)	36	37
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.160%, 08/25/2035 (A)	110	112
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.852%, 01/25/2035 (A)	350	342
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.792%, 07/25/2034 (A)	229	219
Bear Stearns ALT-A Trust, Ser 2004-7, Cl 2A1
2.536%, 08/25/2034 (A)	337	341
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	4	4
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.753%, 06/11/2041 (A)(B)	2,132	11
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.441%, 03/11/2039 (A)	100	106
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	150	170
CAM Mortgage Trust, Ser 2014-1, Cl A
3.352%, 12/15/2053 (B)	51	51
CAM Mortgage Trust, Ser 2014-2, Cl A
2.600%, 05/15/2048 (B)	178	178
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.228%, 07/15/2044 (A)	100	105
CD Mortgage Trust, Ser 2006-CD2, Cl AM
5.352%, 01/15/2046 (A)	120	127
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)(B)	359	404
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.645%, 02/25/2037 (A)	76	76
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.646%, 02/25/2037 (A)	38	38
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.646%, 07/25/2037 (A)	86	86
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.655%, 07/25/2037 (A)	95	96

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (B)	$577	$587
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	120	123
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl XA, IO
2.228%, 09/10/2045 (A)(B)	1,116	122
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	189	197
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	81	83
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.682%, 11/25/2038 (A)(B)	153	154
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.612%, 02/25/2035 (A)(B)	45	45
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (B)	517	533
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (B)	251	259
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)	116	112
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.082%, 01/15/2046 (A)(B)	12,417	12
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.377%, 12/11/2049 (A)(B)	11,032	94
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	125	138
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	219	238
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.928%, 08/15/2045 (A)	751	80
COMM Mortgage Trust, Ser 2012-CR5, Cl A2
1.678%, 12/10/2045	980	983
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	161	167
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	81
COMM Mortgage Trust, Ser 2013-CR11, Cl AM
4.715%, 10/10/2046 (A)	143	157

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	$60	$64
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	70	75
COMM Mortgage Trust, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	344	361
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	30	32
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.255%, 10/10/2046 (A)	10	11
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	603	602
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	178	179
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	283	301
COMM Mortgage Trust, Ser 2014-CR18, Cl A5
3.828%, 07/15/2047	269	281
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	165	171
COMM Mortgage Trust, Ser 2014-CR18, Cl XA
1.310%, 07/15/2047 (A)	2,350	199
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
0.000%, 06/15/2034	490	490
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
0.000%, 06/15/2034	320	320
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.002%, 02/13/2032 (A)(B)	125	125
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl A
1.054%, 06/11/2027 (A)(B)	423	423
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	281	293
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl XA, IO
1.429%, 04/10/2047 (A)	2,613	231
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.441%, 03/10/2047 (A)	2,276	214
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	173	179
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	152	159

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	$225	$236
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.576%, 08/25/2018 (A)	13	14
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	53	54
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	179	183
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	93	98
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	93	96
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.578%, 10/25/2033 (A)	760	744
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	49	49
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	187	193
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.669%, 03/15/2039 (A)	215	228
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A)(B)	136	138
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.714%, 07/28/2036 (A)(B)	88	89
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.402%, 08/28/2047 (A)(B)	7	7
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.152%, 03/27/2046 (A)(B)	171	172
CSMC, Ser 2009-2R, Cl 1A16
2.620%, 09/26/2034 (A)(B)	1,000	991
CSMC, Ser 2010-16, Cl A3
3.590%, 06/25/2050 (A)(B)	100	99
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (A)(B)	770	775
CSMC, Ser 2012-11R, Cl A6
1.150%, 06/28/2047 (A)(B)	373	357

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CSMC, Ser 2014-ICE, Cl A
1.100%, 04/15/2016	$168	$168
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	206	220
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(B)	500	553
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A)(B)	107	107
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A)(B)	242	244
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	267	279
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	509	562
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.741%, 02/25/2020 (A)	59	61
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.282%, 04/26/2037 (A)(B)	12	12
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	311	314
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (B)	140	142
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	68	69
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.802%, 04/25/2024 (A)	1,490	1,500
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	34	34
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A)(B)	176	182
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	380	399
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.944%, 10/19/2033 (A)	125	125
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	101	105
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	130	134
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	118	124
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	46	47

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GreenPoint Mortgage Funding Trust, Ser 2005-HY1, Cl 1A1A
0.422%, 07/25/2035 (A)	$1,011	$972
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	44
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	146	149
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.574%, 11/10/2039 (A)(B)	2,672	29
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	117	119
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4
5.803%, 08/10/2045 (A)	257	285
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	1,725	1,821
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A3
4.244%, 11/10/2046	130	140
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/2046	190	205
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AAB
3.813%, 11/10/2046	450	477
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AS
4.649%, 11/10/2046	130	142
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	110	121
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (B)	122	123
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	153	160
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	520	545
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.502%, 09/25/2035 (A)(B)	154	132
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.571%, 10/25/2033 (A)	184	188
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	118	122
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.652%, 06/25/2035 (A)	18	18
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	30	30

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.602%, 10/25/2034 (A)	$1,031	$1,040
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.252%, 01/25/2035 (A)	1,640	1,567
Impac Secured Assets Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	93	98
Impac Secured Assets Trust, Ser 2004-3, Cl M1
1.052%, 11/25/2034 (A)	720	594
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.502%, 05/25/2036 (A)	77	76
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.502%, 08/25/2036 (A)	90	89
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.402%, 04/25/2037 (A)	266	246
Impac Secured Assets Trust, Ser 2007-A, Cl M1
0.552%, 05/25/2037 (A)	591	559
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	883	1,000
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	150	161
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.251%, 11/15/2045 (A)	60	65
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (A)	30	33
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	66	66
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	52	53
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	142	150
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.212%, 06/12/2043 (A)	10,316	53
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	26	26
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.307%, 05/15/2047 (A)	63	63

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.082%, 02/12/2051 (A)	$180	$202
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	733	790
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	104	109
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	767	838
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (B)	303	332
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	219	219
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl ASB
3.461%, 07/15/2047	297	308
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.674%, 07/25/2034 (A)	35	36
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.758%, 09/25/2034 (A)	36	38
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.698%, 08/25/2034 (A)	296	296
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.558%, 11/25/2033 (A)	151	151
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.733%, 08/25/2034 (A)	145	146
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A)(B)	55	55
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl AM
5.893%, 07/15/2044 (A)	60	67
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	10	10
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	200	210
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.366%, 02/15/2041 (A)(B)	7,553	37
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.835%, 06/15/2038 (A)	121	131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.370%, 09/15/2045 (A)	$40	$46
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	86	87
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/2035 (B)	42	33
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	185	195
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	15	15
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	55	56
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.627%, 07/25/2033 (A)	33	34
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.625%, 02/25/2034 (A)	214	216
Merrill Lynch Mortgage Investors Trust, Ser 2005-LC1, Cl AJ
5.367%, 01/12/2044 (A)	120	126
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.206%, 12/12/2049 (A)(B)	2,905	34
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	460	497
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.743%, 06/12/2050 (A)	337	372
MLCC Mortgage Investors, Ser 2004-A, Cl A1
0.612%, 04/25/2029 (A)	393	379
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.832%, 04/25/2029 (A)	67	65
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	114	115
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	421	419
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	432	435
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A3
3.967%, 07/15/2046 (A)	338	359

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	$50	$49
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	71	70
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	80
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl ASB
3.654%, 04/15/2047	165	173
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	296	309
Morgan Stanley Capital I Trust, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	127	127
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	407	425
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	273	284
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	183
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.220%, 02/12/2044 (A)(B)	6,735	31
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.654%, 06/11/2042 (A)	100	111
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	100	108
Morgan Stanley Capital I, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	426	428
Morgan Stanley Capital I, Ser HQ8, Cl A4
5.417%, 03/12/2044 (A)	964	1,014
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl B, PO
0.000%, 07/17/2056 (B)	55	55
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (B)	5	5
Morgan Stanley Re-REMIC Trust, Ser 2010-R4, Cl 2A
0.483%, 07/26/2036 (A)(B)	661	660
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (B)	30	30
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (B)	130	112

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley, Ser 12-IO, Cl AXA
1.000%, 03/27/2051 (B)	$120	$121
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	443	443
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	197	201
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	163	165
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.350%, 08/25/2029 (A)(B)	91	91
ORES NPL, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	161	161
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	61	65
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	22	19
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A)(B)	115	117
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	258	264
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	77	78
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	325	333
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	376	387
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017	26	26
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	70	74
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.588%, 12/25/2034 (A)	524	533
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.618%, 09/25/2033 (A)	94	96
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.453%, 12/20/2034 (A)	254	242
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A)(B)	104	109

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A)(B)	$300	$315
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(B)	68	69
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A)(B)	100	105
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(B)	155	155
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A)(B)	182	181
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A)(B)	103	101
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A)(B)	570	569
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A)(B)	125	128
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-5, Cl 2A
2.359%, 05/25/2034 (A)	360	361
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
3.896%, 06/25/2034 (A)	42	42
Structured Asset Securities, Ser 2003-16, Cl A3
0.652%, 06/25/2033 (A)	32	31
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.369%, 07/25/2033 (A)	199	203
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.499%, 11/25/2033 (A)	49	51
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	132	135
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.616%, 12/25/2033 (A)	63	63
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	209	215
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	145	146
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	519	536
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.780%, 05/10/2063 (A)(B)	759	64
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	235	237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	$75	$74
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	93	93
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	341	344
Vendee Mortgage Trust, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	576	665
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	100	99
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (B)	250	266
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl B
5.287%, 03/15/2042 (A)	280	287
Wachovia Bank Commercial Mortgage Trust, Ser 2006C23, Cl A4
5.418%, 01/15/2045 (A)	827	869
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	90	98
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.422%, 10/25/2033 (A)	155	157
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.298%, 08/25/2033 (A)	84	85
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.414%, 08/25/2033 (A)	44	45
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.418%, 09/25/2033 (A)	136	139
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	35	36
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.045%, 06/25/2033 (A)	23	26
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	345	355
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.378%, 06/25/2034 (A)	65	66

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.378%, 06/25/2034 (A)	$97	$99
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	111	114
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	271	283
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	198	207
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.442%, 10/25/2045 (A)	944	886
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
0.932%, 10/25/2045 (A)	993	978
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (A)(B)	200	201
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A)(B)	75	75
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.490%, 11/25/2033 (A)	61	61
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	23	23
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.613%, 12/25/2034 (A)	138	141
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.613%, 12/25/2034 (A)	138	142
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.634%, 12/25/2034 (A)	69	70
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.615%, 06/25/2034 (A)	261	266
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.634%, 07/25/2034 (A)	149	150
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.613%, 09/25/2034 (A)	252	258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.622%, 10/25/2034 (A)	$74	$75
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.622%, 10/25/2034 (A)	147	152
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.620%, 03/25/2035 (A)	346	352
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.624%, 06/25/2035 (A)	131	132
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (B)	125	137
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	830
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.584%, 06/15/2045 (A)(B)	389	36

		69,435

Total Mortgage-Backed Securities (Cost $369,478) ($ Thousands)		380,356

CORPORATE OBLIGATIONS — 23.3%

Consumer Discretionary — 1.7%
21st Century Fox America
7.300%, 04/30/2028	150	190
7.250%, 05/18/2018	50	60
6.900%, 08/15/2039	10	13
6.750%, 01/09/2038	20	25
6.650%, 11/15/2037	25	32
6.150%, 03/01/2037	20	24
6.150%, 02/15/2041	15	18
CBS
7.875%, 07/30/2030	90	121
5.750%, 04/15/2020	25	29
Comcast
7.050%, 03/15/2033	90	121
6.950%, 08/15/2037	50	68
6.550%, 07/01/2039	70	91
6.500%, 01/15/2017	950	1,081
3.600%, 03/01/2024	360	370
Comcast Cable Communications Holdings
9.455%, 11/15/2022	200	291
Comcast Cable Holdings
10.125%, 04/15/2022	45	63
Cox Communications
6.950%, 06/01/2038 (B)	10	12
5.450%, 12/15/2014	22	23
Cox Enterprises
7.375%, 07/15/2027 (B)	50	62
Daimler Finance North America LLC (B)
2.625%, 09/15/2016	150	155
2.375%, 08/01/2018	790	809
1.875%, 09/15/2014	328	329
1.875%, 01/11/2018	247	249

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.300%, 07/31/2015	$490	$494
1.125%, 03/10/2017	555	554
DIRECTV Holdings
5.150%, 03/15/2042	25	26
4.600%, 02/15/2021	100	109
4.450%, 04/01/2024	480	509
DIRECTV Holdings LLC
6.000%, 08/15/2040	455	524
3.800%, 03/15/2022	375	387
Discovery Communications
4.950%, 05/15/2042	25	26
4.375%, 06/15/2021	53	57
ERAC USA Finance (B)
6.700%, 06/01/2034	71	89
5.625%, 03/15/2042	355	402
3.850%, 11/15/2024	200	201
2.750%, 03/15/2017	16	17
Ford Motor
4.750%, 01/15/2043	240	243
Ford Motor Credit LLC
4.375%, 08/06/2023 (C)	200	214
2.375%, 03/12/2019	200	201
Gap
5.950%, 04/12/2021	133	154
Historic TW
9.150%, 02/01/2023	200	277
Home Depot
3.750%, 02/15/2024	66	69
Johnson Controls
5.250%, 12/01/2041	120	133
4.950%, 07/02/2064	80	81
4.625%, 07/02/2044	220	220
4.250%, 03/01/2021	65	70
3.750%, 12/01/2021	69	72
Lowe’s MTN
7.110%, 05/15/2037	110	147
5.125%, 11/15/2041	11	12
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	447	452
Macy’s Retail Holdings
7.450%, 07/15/2017	35	41
5.125%, 01/15/2042	14	15
McDonald’s MTN
5.350%, 03/01/2018	150	170
NBCUniversal Enterprise
1.974%, 04/15/2019 (B)	300	298
NBCUniversal Media
5.950%, 04/01/2041	50	61
QVC
5.950%, 03/15/2043	10	11
TCI Communications
8.750%, 08/01/2015	210	229
7.125%, 02/15/2028	200	266
Thomson Reuters
5.650%, 11/23/2043	60	66
4.700%, 10/15/2019	75	83
3.950%, 09/30/2021	109	114
Time Warner
7.700%, 05/01/2032	530	736
7.625%, 04/15/2031	385	529
5.375%, 10/15/2041	12	13
3.550%, 06/01/2024	385	382
Time Warner Cable
8.250%, 04/01/2019	200	253

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.300%, 07/01/2038	$110	$148
6.750%, 07/01/2018	40	47
5.875%, 11/15/2040	210	245
5.500%, 09/01/2041	44	49
5.000%, 02/01/2020	320	359
4.000%, 09/01/2021	110	118
TJX
2.750%, 06/15/2021	500	500
Toyota Motor Credit MTN
2.750%, 05/17/2021	360	361
2.100%, 01/17/2019	230	232
2.000%, 10/24/2018	174	176
1.125%, 05/16/2017	580	581
Viacom
5.250%, 04/01/2044	380	401
4.250%, 09/01/2023	160	168
3.875%, 12/15/2021	75	79
3.250%, 03/15/2023	22	22
Volkswagen Group of America Finance (B)
2.125%, 05/23/2019	260	260
1.250%, 05/23/2017	605	605
Volkswagen International Finance
1.125%, 11/18/2016 (B)	580	582
Walt Disney MTN
0.450%, 12/01/2015	21	21
WPP Finance
5.125%, 09/07/2042	60	62
Yum! Brands
5.350%, 11/01/2043	180	197

		18,456

Consumer Staples — 1.5%
Altria Group
9.950%, 11/10/2038	50	83
5.375%, 01/31/2044	290	318
4.750%, 05/05/2021	230	254
4.000%, 01/31/2024	230	236
2.850%, 08/09/2022	460	443
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	265	251
2.625%, 01/17/2023	215	207
2.150%, 02/01/2019	425	428
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	930	1,149
2.500%, 07/15/2022	420	402
1.375%, 07/15/2017	105	105
0.800%, 07/15/2015	110	111
Bunge Finance
8.500%, 06/15/2019	120	151
Coca-Cola
2.450%, 11/01/2020	370	372
1.800%, 09/01/2016	60	61
Coca-Cola Femsa
2.375%, 11/26/2018	400	405
ConAgra Foods
2.100%, 03/15/2018	7	7
1.900%, 01/25/2018	250	251
CVS Caremark
6.125%, 09/15/2039	40	50
5.750%, 05/15/2041	50	60
2.750%, 12/01/2022	550	531
2.250%, 12/05/2018	335	339

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CVS Pass-Through Trust
5.926%, 01/10/2034 (B)	$91	$104
Diageo Capital PLC
4.828%, 07/15/2020	90	101
Diageo Investment
2.875%, 05/11/2022	580	577
Heineken
1.400%, 10/01/2017 (B)	70	70
Kellogg
1.750%, 05/17/2017	115	116
Kimberly-Clark
2.400%, 03/01/2022	12	12
Kraft Foods Group
6.125%, 08/23/2018	225	261
5.375%, 02/10/2020	31	35
5.000%, 06/04/2042	50	53
3.500%, 06/06/2022	1,260	1,294
Kroger
7.500%, 04/01/2031	90	119
6.900%, 04/15/2038	80	104
5.400%, 07/15/2040	14	15
2.200%, 01/15/2017	40	41
Lorillard Tobacco
8.125%, 06/23/2019	370	461
Mondelez International
6.500%, 02/09/2040	295	378
5.375%, 02/10/2020	550	632
4.000%, 02/01/2024 (C)	380	394
PepsiCo
7.900%, 11/01/2018	11	14
4.000%, 03/05/2042	150	143
3.000%, 08/25/2021	31	32
2.500%, 05/10/2016	35	36
2.250%, 01/07/2019	460	469
1.250%, 08/13/2017	72	72
0.700%, 08/13/2015	220	221
Pernod Ricard (B)
5.750%, 04/07/2021	370	425
4.450%, 01/15/2022	370	394
Philip Morris International
4.500%, 03/20/2042	240	244
2.500%, 08/22/2022	400	387
Reynolds American
3.250%, 11/01/2022	280	270
SABMiller Holdings
3.750%, 01/15/2022 (B)	245	254
Tyson Foods
4.500%, 06/15/2022	285	299
Wal-Mart Stores
5.625%, 04/15/2041	20	24
4.300%, 04/22/2044	695	702
3.300%, 04/22/2024	60	61
Wm Wrigley Jr (B)
3.375%, 10/21/2020	370	383
2.900%, 10/21/2019	496	509
2.400%, 10/21/2018	190	193
2.000%, 10/20/2017	105	107

		16,220

Energy — 2.4%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	82
Anadarko Petroleum
6.375%, 09/15/2017	10	12
5.950%, 09/15/2016	60	66

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Apache
5.625%, 01/15/2017	$250	$278
3.250%, 04/15/2022	109	112
Baker Hughes
7.500%, 11/15/2018	170	209
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	575	610
BP Capital Markets PLC
3.994%, 09/26/2023	95	100
3.814%, 02/10/2024	83	86
3.561%, 11/01/2021	80	84
3.245%, 05/06/2022	190	192
1.846%, 05/05/2017	172	176
Cameron International
4.000%, 12/15/2023	21	22
Canadian Natural Resources
7.200%, 01/15/2032	50	66
6.450%, 06/30/2033	50	63
Canadian Oil Sands
6.000%, 04/01/2042 (B)	153	177
Cenovus Energy
4.450%, 09/15/2042	19	19
3.000%, 08/15/2022	8	8
Chevron
3.191%, 06/24/2023	22	22
2.355%, 12/05/2022	15	14
CNOOC Nexen Finance ULC
4.250%, 04/30/2024	200	204
1.625%, 04/30/2017	410	410
Conoco Funding
7.250%, 10/15/2031	130	184
ConocoPhillips
6.000%, 01/15/2020	100	119
Continental Resources
4.500%, 04/15/2023	345	369
DCP Midstream Operating
5.600%, 04/01/2044	137	151
2.700%, 04/01/2019	265	268
Devon Energy
6.300%, 01/15/2019	80	94
5.600%, 07/15/2041	350	405
4.750%, 05/15/2042	17	18
3.250%, 05/15/2022	327	329
Devon Financing LLC
7.875%, 09/30/2031	40	56
Diamond Offshore Drilling
4.875%, 11/01/2043 (C)	220	222
Ecopetrol
7.375%, 09/18/2043	125	154
5.875%, 05/28/2045	340	352
El Paso Pipeline Partners Operating LP
4.300%, 05/01/2024	290	292
4.100%, 11/15/2015	185	192
Encana
6.500%, 05/15/2019	100	119
6.500%, 02/01/2038	315	395
Energy Transfer Partners
8.250%, 11/15/2029	675	943
5.950%, 10/01/2043	115	130
ENI
5.700%, 10/01/2040 (B)	300	341
Enterprise Products Operating
5.700%, 02/15/2042	40	47
5.100%, 02/15/2045	39	42

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.900%, 02/15/2024	$58	$60
Halliburton
6.150%, 09/15/2019	80	95
Hess
8.125%, 02/15/2019	260	327
Kerr-McGee
6.950%, 07/01/2024	603	774
Kinder Morgan Energy Partners
5.500%, 03/01/2044	150	158
5.000%, 03/01/2043	115	114
4.150%, 02/01/2024 (C)	205	208
Magellan Midstream Partners
5.150%, 10/15/2043	35	38
Noble Energy
5.250%, 11/15/2043	60	66
4.150%, 12/15/2021	230	247
Noble Holding International
5.250%, 03/15/2042	40	41
3.950%, 03/15/2022	12	12
Occidental Petroleum
2.700%, 02/15/2023	359	349
1.750%, 02/15/2017	35	36
ONEOK Partners
2.000%, 10/01/2017	225	228
Petrobras Global Finance BV
6.250%, 03/17/2024	465	495
4.875%, 03/17/2020	275	282
4.375%, 05/20/2023	39	38
3.000%, 01/15/2019 (C)	190	187
1.849%, 05/20/2016 (A)	350	350
Petrobras International Finance
5.375%, 01/27/2021	1,120	1,167
Petro-Canada
6.800%, 05/15/2038	475	629
6.050%, 05/15/2018	115	133
Petrofac
3.400%, 10/10/2018 (B)	270	280
Petroleos Mexicanos
6.625%, 06/15/2035	350	412
6.375%, 01/23/2045 (B)(C)	898	1,043
5.500%, 06/27/2044	190	198
4.875%, 01/18/2024 (B)	32	34
3.500%, 01/30/2023	436	426
2.248%, 07/18/2018 (A)	130	135
Phillips 66
5.875%, 05/01/2042	35	42
4.300%, 04/01/2022	26	28
2.950%, 05/01/2017	33	35
Rowan
5.400%, 12/01/2042	149	149
Schlumberger Investment
3.650%, 12/01/2023	61	63
3.300%, 09/14/2021 (B)	47	49
Shell International Finance
4.375%, 03/25/2020	140	156
3.400%, 08/12/2023	465	475
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (B)	380	393
Southeast Supply Header
4.250%, 06/15/2024 (B)	260	265
Spectra Energy Capital
8.000%, 10/01/2019	200	252
5.650%, 03/01/2020	100	113

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectra Energy Partners
5.950%, 09/25/2043	$30	$36
Statoil
5.250%, 04/15/2019	140	161
4.250%, 11/23/2041	27	27
3.150%, 01/23/2022	33	34
3.125%, 08/17/2017	50	53
2.900%, 11/08/2020	719	739
Suncor Energy
6.850%, 06/01/2039	50	66
Sunoco Logistics Partners Operations
5.300%, 04/01/2044	140	147
Talisman Energy
7.750%, 06/01/2019	100	124
3.750%, 02/01/2021	135	140
TC PipeLines
4.650%, 06/15/2021	85	90
Tennessee Gas Pipeline
8.000%, 02/01/2016	1,000	1,112
Tosco
7.800%, 01/01/2027	65	91
Total Capital Canada
2.750%, 07/15/2023	50	49
Total Capital International
3.700%, 01/15/2024	42	43
2.875%, 02/17/2022	37	37
2.750%, 06/19/2021	950	952
2.100%, 06/19/2019	370	372
1.550%, 06/28/2017	28	28
TransCanada Pipelines
7.125%, 01/15/2019	50	61
6.500%, 08/15/2018	175	208
4.625%, 03/01/2034	815	864
Transocean
7.350%, 12/15/2041	9	11
6.500%, 11/15/2020	120	139
6.375%, 12/15/2021	346	400
5.050%, 12/15/2016	90	98
Union Pacific Resources Group
7.150%, 05/15/2028	52	67
Weatherford International
5.950%, 04/15/2042	197	223
4.500%, 04/15/2022	20	21
Western Gas Partners
5.375%, 06/01/2021	110	125
4.000%, 07/01/2022	35	36
Williams
7.875%, 09/01/2021	316	392
5.750%, 06/24/2044	185	187
4.550%, 06/24/2024	80	81
Williams Partners
3.900%, 01/15/2025	265	266

		26,296

Financials — 10.2%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	325	335
ACE INA Holdings
5.600%, 05/15/2015	100	104
3.350%, 05/15/2024	415	419
African Development Bank
8.800%, 09/01/2019	100	128

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	$30	$40
American Express
7.000%, 03/19/2018	170	202
American Express Credit MTN
2.800%, 09/19/2016	44	46
1.750%, 06/12/2015	619	627
1.125%, 06/05/2017	830	829
American Honda Finance MTN
3.875%, 09/21/2020 (B)	495	534
2.125%, 10/10/2018	47	48
1.000%, 08/11/2015 (B)	210	211
American International Group
8.175%, 05/15/2058 (A)	75	103
6.400%, 12/15/2020	180	217
5.850%, 01/16/2018	655	748
4.125%, 02/15/2024	71	75
American Tower ‡
5.050%, 09/01/2020	194	216
4.500%, 01/15/2018	260	283
3.500%, 01/31/2023	323	317
American Tower Trust I ‡
1.551%, 03/15/2018 (B)	25	25
Ameriprise Financial
4.000%, 10/15/2023	130	137
Andina de Fomento
3.750%, 01/15/2016	90	94
ANZ New Zealand International MTN
3.125%, 08/10/2015 (B)	100	103
AON
6.250%, 09/30/2040	19	24
3.500%, 09/30/2015	11	11
Associates of North America
6.950%, 11/01/2018	128	153
Assurant
2.500%, 03/15/2018	295	297
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (B)	310	318
Bank of America
6.875%, 04/25/2018	100	118
6.500%, 08/01/2016	1,325	1,469
6.400%, 08/28/2017	150	171
6.100%, 06/15/2017	2,600	2,933
6.000%, 09/01/2017	335	378
5.750%, 12/01/2017	70	79
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,100	1,247
5.625%, 07/01/2020	105	121
5.420%, 03/15/2017	200	220
5.000%, 05/13/2021	410	458
5.000%, 01/21/2044	625	663
4.875%, 04/01/2044	260	268
4.125%, 01/22/2024	505	521
4.100%, 07/24/2023	340	353
4.000%, 04/01/2024	290	296
3.300%, 01/11/2023	440	434
2.600%, 01/15/2019	160	162
1.500%, 10/09/2015	999	1,008
Bank of Montreal MTN
1.400%, 09/11/2017	108	108
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	45

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.550%, 09/23/2021	$34	$36
3.400%, 05/15/2024	1,075	1,088
2.950%, 06/18/2015 (C)	125	128
2.400%, 01/17/2017	129	134
2.200%, 03/04/2019	360	363
Bank of Tokyo-Mitsubishi UFJ
4.100%, 09/09/2023 (B)	200	213
3.850%, 01/22/2015 (B)	100	102
Barclays Bank
5.200%, 07/10/2014	150	150
5.000%, 09/22/2016	100	109
3.750%, 05/15/2024	200	201
2.750%, 02/23/2015	110	112
BB&T
4.900%, 06/30/2017	200	218
3.950%, 04/29/2016	160	169
Bear Stearns
7.250%, 02/01/2018	1,500	1,785
Berkshire Hathaway
3.750%, 08/15/2021 (C)	500	535
3.400%, 01/31/2022	65	67
Berkshire Hathaway Finance
5.400%, 05/15/2018 (C)	110	126
4.400%, 05/15/2042	41	41
BlackRock
6.250%, 09/15/2017	145	167
Blackstone Holdings Finance
5.875%, 03/15/2021 (B)	295	342
BNP Paribas MTN
2.700%, 08/20/2018	380	389
2.375%, 09/14/2017	110	113
Boston Properties ‡
3.125%, 09/01/2023	150	146
BPCE
5.700%, 10/22/2023 (B)	210	232
5.150%, 07/21/2024 (B)	200	210
Capital One Financial
4.750%, 07/15/2021	50	56
3.500%, 06/15/2023	159	160
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	135
5.850%, 09/01/2017	140	159
Charles Schwab
3.225%, 09/01/2022	20	20
Citigroup
8.125%, 07/15/2039	275	413
6.875%, 03/05/2038	115	153
6.375%, 08/12/2014	153	154
6.125%, 05/15/2018	45	52
6.010%, 01/15/2015	219	226
6.000%, 08/15/2017	620	702
5.875%, 01/30/2042	250	299
5.500%, 10/15/2014	115	117
5.500%, 02/15/2017	250	275
5.500%, 09/13/2025	269	300
5.375%, 08/09/2020	340	390
5.300%, 01/07/2016	220	235
5.300%, 05/06/2044	50	52
4.500%, 01/14/2022	380	413
4.450%, 01/10/2017	155	167
3.500%, 05/15/2023	150	146
2.650%, 03/02/2015	251	255
2.550%, 04/08/2019	410	413
2.500%, 09/26/2018	990	1,006

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.700%, 07/25/2016	$335	$339
1.350%, 03/10/2017	475	475
0.777%, 08/25/2036 (A)	1,500	1,190
CNA Financial
5.875%, 08/15/2020	72	84
Comerica
3.000%, 09/16/2015	35	36
CommonWealth ‡
6.650%, 01/15/2018	60	65
Commonwealth Bank of Australia NY
2.250%, 03/16/2017 (B)	250	258
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/2110 (B)	100	112
4.625%, 12/01/2023	530	560
3.875%, 02/08/2022	30	32
3.375%, 01/19/2017	370	392
Corporate Office Properties ‡
3.700%, 06/15/2021	145	145
Credit Agricole
8.375%, 12/31/2049 (A)(B)	170	201
Credit Suisse NY
2.300%, 05/28/2019	595	596
1.375%, 05/26/2017	495	497
0.547%, 08/24/2015 (A)	850	850
0.467%, 04/10/2015 (A)	400	400
Credit Suisse USA
5.125%, 08/15/2015	100	105
DDR ‡
4.625%, 07/15/2022	355	380
3.375%, 05/15/2023	340	330
Deutsche Bank
3.875%, 08/18/2014	100	100
3.700%, 05/30/2024	285	285
1.350%, 05/30/2017	460	460
Discover Financial Services
6.450%, 06/12/2017	250	284
DnB Boligkreditt
2.100%, 10/14/2015 (B)	400	408
Duke Realty ‡
3.875%, 02/15/2021	50	52
ERP Operating ‡
5.750%, 06/15/2017	125	141
4.625%, 12/15/2021	64	70
Farmers Exchange Capital
7.200%, 07/15/2048 (B)	1,021	1,291
Federal Realty Investment Trust ‡
3.950%, 01/15/2024	160	166
3.000%, 08/01/2022	280	277
Fifth Third Bancorp
2.300%, 03/01/2019	30	30
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	645	680
Ford Motor Credit LLC
5.875%, 08/02/2021	550	646
3.984%, 06/15/2016	200	211
2.750%, 05/15/2015	800	815
General Electric Capital
0.850%, 10/09/2015	110	111
General Electric Capital MTN
6.875%, 01/10/2039	520	698
6.375%, 11/15/2067 (A)	40	45
6.150%, 08/07/2037	885	1,099
6.000%, 08/07/2019	645	764
5.875%, 01/14/2038	325	394

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.625%, 09/15/2017	$100	$113
5.500%, 01/08/2020	180	209
5.400%, 02/15/2017	200	222
5.300%, 02/11/2021	470	534
4.650%, 10/17/2021	140	156
4.625%, 01/07/2021	540	601
4.375%, 09/16/2020	10	11
2.300%, 04/27/2017	45	46
2.100%, 12/11/2019	30	30
1.625%, 07/02/2015	180	182
0.704%, 08/15/2036 (A)	850	720
0.603%, 05/05/2026 (A)	155	143
Goldman Sachs Group
7.500%, 02/15/2019	710	866
6.750%, 10/01/2037	182	219
6.250%, 09/01/2017	350	399
6.250%, 02/01/2041	420	512
6.150%, 04/01/2018	780	895
6.000%, 06/15/2020	880	1,026
5.750%, 01/24/2022	200	231
5.375%, 03/15/2020	950	1,076
4.000%, 03/03/2024	415	422
3.850%, 07/08/2024	491	490
3.300%, 05/03/2015	55	56
2.900%, 07/19/2018	220	226
2.625%, 01/31/2019	490	497
2.375%, 01/22/2018	520	528
GTP Acquisition Partners I
4.347%, 06/15/2016 (B)	144	149
HCP MTN ‡
6.300%, 09/15/2016	375	417
3.750%, 02/01/2019	28	30
2.625%, 02/01/2020	925	925
Health Care ‡
6.125%, 04/15/2020	1,475	1,715
4.500%, 01/15/2024	102	107
Healthcare Realty Trust ‡
6.500%, 01/17/2017	1,400	1,574
Healthcare Trust of America Holdings ‡
3.375%, 07/15/2021	200	200
HSBC Bank PLC
4.125%, 08/12/2020 (B)	100	108
HSBC Finance
6.676%, 01/15/2021	850	1,017
5.500%, 01/19/2016	140	150
HSBC Holdings PLC
5.250%, 03/14/2044	310	332
4.875%, 01/14/2022	100	112
4.000%, 03/30/2022	206	219
HSBC USA
2.375%, 02/13/2015	435	440
Hyundai Capital America
2.125%, 10/02/2017 (B)	60	61
ING Bank (B)
5.800%, 09/25/2023	670	755
3.750%, 03/07/2017	200	213
Inter-American Development Bank MTN
4.375%, 01/24/2044	100	108
3.875%, 10/28/2041	266	265
Intercontinental Exchange
4.000%, 10/15/2023	65	69
2.500%, 10/15/2018	85	87

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Lease Finance (B)
7.125%, 09/01/2018	$500	$580
6.750%, 09/01/2016	640	709
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	900	911
3.125%, 01/15/2016	250	257
2.375%, 01/13/2017	368	374
Invesco Finance
4.000%, 01/30/2024	43	45
Jackson National Life Global Funding
4.700%, 06/01/2018 (B)	100	107
Jefferies Group
6.450%, 06/08/2027	160	182
6.250%, 01/15/2036	120	126
John Deere Capital MTN
5.750%, 09/10/2018	100	116
3.350%, 06/12/2024	150	151
JPMorgan Chase
5.400%, 01/06/2042	25	29
4.850%, 02/01/2044	185	196
4.500%, 01/24/2022	660	723
3.625%, 05/13/2024	660	663
3.450%, 03/01/2016	385	402
3.375%, 05/01/2023	150	147
3.250%, 09/23/2022	240	241
3.200%, 01/25/2023	100	99
3.150%, 07/05/2016	180	188
JPMorgan Chase Bank
6.000%, 10/01/2017	1,927	2,192
JPMorgan Chase Capital XIII
1.184%, 09/30/2034 (A)	500	432
KeyBank
5.800%, 07/01/2014	250	250
Kimco Realty ‡
3.200%, 05/01/2021	90	90
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	120	117
Lazard Group LLC
6.850%, 06/15/2017	574	651
4.250%, 11/14/2020	295	309
Liberty Mutual Group
6.500%, 05/01/2042 (B)	169	212
Lincoln National
4.850%, 06/24/2021	10	11
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (B)	310	360
Macquarie Bank
5.000%, 02/22/2017 (B)	170	185
Macquarie Group
7.625%, 08/13/2019 (B)	70	85
7.300%, 08/01/2014 (B)	120	121
7.300%, 08/01/2014	1,475	1,483
6.250%, 01/14/2021 (B)	96	110
6.000%, 01/14/2020 (B)	50	57
Markel
4.900%, 07/01/2022	175	192
3.625%, 03/30/2023	125	125
Massachusetts Mutual Life Insurance (B)
8.875%, 06/01/2039	295	470
5.375%, 12/01/2041 (C)	49	56
MetLife
6.750%, 06/01/2016	390	433

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.400%, 12/15/2036	$945	$1,056
5.700%, 06/15/2035	15	18
3.600%, 04/10/2024	120	122
Metropolitan Life Global Funding I (B)
1.700%, 06/29/2015	213	215
1.500%, 01/10/2018	100	99
Mid-America Apartments ‡
4.300%, 10/15/2023	230	241
3.750%, 06/15/2024	315	314
Morgan Stanley MTN
7.300%, 05/13/2019	320	391
6.625%, 04/01/2018	2,050	2,396
5.950%, 12/28/2017	200	228
5.750%, 01/25/2021	100	116
5.625%, 09/23/2019	350	403
5.550%, 04/27/2017	100	111
5.450%, 01/09/2017	470	518
5.375%, 10/15/2015	290	307
4.200%, 11/20/2014	156	158
3.875%, 04/29/2024 (C)	330	334
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	487	526
National Australia Bank (B)
3.750%, 03/02/2015	120	123
3.000%, 07/27/2016	180	188
2.250%, 07/01/2019	1,045	1,043
National City
6.875%, 05/15/2019	50	60
0.601%, 06/07/2017 (A)	600	598
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	81
Nationwide Mutual Insurance (B)
9.375%, 08/15/2039	165	257
5.810%, 12/15/2024 (A)	760	777
Navient MTN
3.875%, 09/10/2015	390	398
New York Life Global Funding (B)
3.000%, 05/04/2015	150	153
2.150%, 06/18/2019	73	73
New York Life Insurance (B)
6.750%, 11/15/2039	255	342
2.100%, 01/02/2019	330	330
Nomura Holdings
6.700%, 03/04/2020	54	65
5.000%, 03/04/2015	40	41
4.125%, 01/19/2016	60	63
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	1,200	1,203
Nordea Bank (B)
4.875%, 05/13/2021	250	271
1.625%, 05/15/2018	220	219
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	430	533
Oversea-Chinese Banking
1.625%, 03/13/2015 (B)	200	201
PACCAR Financial MTN
1.600%, 03/15/2017	53	54
1.550%, 09/29/2014	35	35

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pacific Life Global Funding MTN
5.000%, 05/15/2017 (B)	$50	$52
Pacific Life Insurance
9.250%, 06/15/2039 (B)	80	123
Pipeline Funding
7.500%, 01/15/2030 (B)	450	566
PNC Bank
2.250%, 07/02/2019	325	327
PNC Funding
5.125%, 02/08/2020	90	103
3.300%, 03/08/2022	76	77
2.700%, 09/19/2016	20	21
Post Apartment Homes
4.750%, 10/15/2017	700	768
Pricoa Global Funding I
1.600%, 05/29/2018 (B)	150	147
Prologis ‡
6.875%, 03/15/2020	29	35
Prudential Financial MTN
5.625%, 05/12/2041	10	12
Prudential Holdings LLC
8.695%, 12/18/2023 (B)	574	725
Prudential Insurance of America
8.300%, 07/01/2025 (B)	150	205
Rabobank Nederland
3.200%, 03/11/2015 (B)	200	204
Royal Bank of Canada
2.300%, 07/20/2016	120	124
2.000%, 10/01/2018	183	185
1.200%, 09/19/2017	140	140
Royal Bank of Scotland
4.650%, 06/04/2018	350	368
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	330	337
Santander Holdings USA
3.450%, 08/27/2018	230	244
Santander US Debt Unipersonal
3.724%, 01/20/2015 (B)	100	101
Simon Property Group ‡
10.350%, 04/01/2019	130	176
5.650%, 02/01/2020	38	44
4.125%, 12/01/2021	27	29
2.150%, 09/15/2017	125	129
Standard Chartered
5.700%, 03/26/2044 (B)	815	854
State Street
4.956%, 03/15/2018	300	329
3.700%, 11/20/2023	138	143
3.100%, 05/15/2023	72	71
Sumitomo Mitsui Financial Group
4.436%, 04/02/2024 (B)	380	397
Svenska Handelsbanken
2.250%, 06/17/2019	450	453
Tanger Properties ‡
3.875%, 12/01/2023	155	158
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	150	200
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Motor Credit MTN
3.400%, 09/15/2021	$510	$532
1.250%, 10/05/2017	250	250
Travelers Property Casualty
7.750%, 04/15/2026	100	137
UBS MTN
5.875%, 12/20/2017	120	137
5.750%, 04/25/2018	100	115
US Bancorp MTN
3.000%, 03/15/2022	33	33
2.950%, 07/15/2022	25	25
2.450%, 07/27/2015	75	77
1.950%, 11/15/2018	100	101
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	500	485
WEA Finance LLC (B)
6.750%, 09/02/2019	130	162
4.625%, 05/10/2021	10	11
Wells Fargo MTN
5.375%, 11/02/2043	125	137
4.125%, 08/15/2023	900	935
3.500%, 03/08/2022	430	444
3.450%, 02/13/2023	230	229
3.000%, 01/22/2021	575	587
2.150%, 01/15/2019	46	46
Wells Fargo Bank MTN
6.000%, 11/15/2017	590	676
0.561%, 03/15/2016 (A)	400	400
Westpac Banking
4.875%, 11/19/2019	170	191
2.450%, 11/28/2016 (B)	200	207
WR Berkley
4.625%, 03/15/2022	153	164
XLIT
5.250%, 12/15/2043	150	165

		109,729

Health Care — 1.2%
AbbVie
4.400%, 11/06/2042	415	403
2.900%, 11/06/2022	320	309
1.750%, 11/06/2017	290	292
Actavis
3.250%, 10/01/2022	13	13
Actavis Funding SCS (B)
4.850%, 06/15/2044	170	172
3.850%, 06/15/2024	390	394
Aetna
2.200%, 03/15/2019	180	180
Amgen
5.750%, 03/15/2040	62	72
5.650%, 06/15/2042	227	259
5.375%, 05/15/2043	205	226
5.150%, 11/15/2041	905	971
4.500%, 03/15/2020	22	24
3.875%, 11/15/2021	100	106
3.625%, 05/22/2024	320	323
3.450%, 10/01/2020	50	52
1.250%, 05/22/2017	580	579
Boston Scientific
4.125%, 10/01/2023	165	171
Celgene
5.250%, 08/15/2043	130	141
4.625%, 05/15/2044	145	145
3.625%, 05/15/2024	22	22

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.250%, 05/15/2019	$290	$291
1.900%, 08/15/2017	63	64
Express Scripts Holding
2.650%, 02/15/2017	405	421
2.100%, 02/12/2015	70	71
Gilead Sciences
5.650%, 12/01/2041	35	41
3.700%, 04/01/2024	475	487
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	168
1.500%, 05/08/2017	160	162
Humana
7.200%, 06/15/2018	159	189
3.150%, 12/01/2022	400	393
McKesson
3.796%, 03/15/2024	245	250
Medco Health Solutions
2.750%, 09/15/2015	35	36
Medtronic
3.625%, 03/15/2024	545	559
Merck
2.400%, 09/15/2022	29	28
Mylan
5.400%, 11/29/2043	90	97
2.550%, 03/28/2019	390	393
Novartis Capital
3.400%, 05/06/2024	66	67
Perrigo (B)
4.000%, 11/15/2023	240	244
2.300%, 11/08/2018	255	255
Pfizer
6.200%, 03/15/2019	120	142
Quest Diagnostics
4.250%, 04/01/2024 (C)	170	173
Roche Holdings
6.000%, 03/01/2019 (B)	103	121
St. Jude Medical
3.250%, 04/15/2023	345	342
Teva Pharmaceutical Finance
3.650%, 11/10/2021	190	195
3.650%, 11/10/2021	180	185
Thermo Fisher Scientific
5.300%, 02/01/2044	70	78
4.150%, 02/01/2024	98	103
3.600%, 08/15/2021	140	145
1.300%, 02/01/2017	395	396
UnitedHealth Group
3.875%, 10/15/2020	180	193
3.375%, 11/15/2021	75	77
2.875%, 03/15/2023	50	49
WellPoint
5.100%, 01/15/2044	105	114
4.625%, 05/15/2042	41	42
3.300%, 01/15/2023	65	65
3.125%, 05/15/2022	826	825
2.300%, 07/15/2018	65	66
1.250%, 09/10/2015	50	50
Wyeth LLC
5.950%, 04/01/2037	170	209
Zoetis
4.700%, 02/01/2043	11	11
3.250%, 02/01/2023	190	188

		12,839

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 1.4%
ABB Finance USA
4.375%, 05/08/2042	$42	$43
2.875%, 05/08/2022	23	23
1.625%, 05/08/2017	20	20
ADT
4.875%, 07/15/2042	22	18
3.500%, 07/15/2022	21	19
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (B)	27	28
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	15	17
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (B)	970	1,050
BAE Systems (B)
5.800%, 10/11/2041	20	24
4.750%, 10/11/2021	750	814
BAE Systems Holdings (B)
6.375%, 06/01/2019	100	115
5.200%, 08/15/2015	90	94
Boeing
4.875%, 02/15/2020	210	239
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	121
5.750%, 03/15/2018	950	1,089
5.400%, 06/01/2041	50	57
4.700%, 10/01/2019	75	85
3.850%, 09/01/2023	530	552
3.450%, 09/15/2021	16	17
Canadian National Railway
5.850%, 11/15/2017	50	57
Cargill
7.350%, 03/06/2019 (B)	250	301
Caterpillar
0.950%, 06/26/2015	300	302
Catholic Health Initiatives
4.350%, 11/01/2042	30	29
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	209	238
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	321	370
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	691	774
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	160	187
CSX
6.250%, 03/15/2018	155	180
Danaher
3.900%, 06/23/2021	22	24

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deere
3.900%, 06/09/2042	$153	$146
2.600%, 06/08/2022	15	15
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	130	154
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018 (C)	426	479
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019 (C)	36	39
Delta Air Lines Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	19	20
Eaton
7.625%, 04/01/2024	75	96
4.150%, 11/02/2042	110	105
2.750%, 11/02/2022	450	435
1.500%, 11/02/2017	60	60
Fluor
3.375%, 09/15/2021	68	70
General Electric
4.500%, 03/11/2044	60	62
3.375%, 03/11/2024	1,075	1,095
Glencore Funding LLC
2.500%, 01/15/2019 (B)	190	189
Koninklijke Philips Electronics
5.750%, 03/11/2018	24	27
3.750%, 03/15/2022	127	134
L-3 Communications
3.950%, 05/28/2024	230	232
Lockheed Martin
4.070%, 12/15/2042	91	88
3.350%, 09/15/2021	650	675
2.125%, 09/15/2016	37	38
Norfolk Southern
6.000%, 05/23/2111	158	188
Northrop Grumman
4.750%, 06/01/2043	290	302
3.250%, 08/01/2023	1,775	1,762
Penske Truck Leasing L.P.
2.500%, 06/15/2019 (B)	380	381
Pitney Bowes MTN
5.600%, 03/15/2018	25	28
Republic Services
3.550%, 06/01/2022	29	30
Ryder System MTN
3.600%, 03/01/2016	35	37
2.500%, 03/01/2017	47	48
Union Pacific
4.300%, 06/15/2042	20	20
4.163%, 07/15/2022	131	143
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/2025	33	34
United Parcel Service of America
8.375%, 04/01/2020	50	65
United Technologies
8.875%, 11/15/2019	110	143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 06/01/2042	$117	$123
Waste Management
4.750%, 06/30/2020	93	104
4.600%, 03/01/2021	90	100
3.500%, 05/15/2024	100	101

		14,655

Information Technology — 0.8%
Apple
4.450%, 05/06/2044	205	208
3.450%, 05/06/2024	385	389
2.850%, 05/06/2021	1,953	1,970
2.400%, 05/03/2023 (C)	114	108
0.473%, 05/03/2018 (A)	69	69
Arrow Electronics
6.875%, 06/01/2018	95	110
6.000%, 04/01/2020	45	50
3.375%, 11/01/2015	5	5
Cisco Systems
5.900%, 02/15/2039	150	183
5.500%, 01/15/2040	100	116
3.625%, 03/04/2024 (C)	415	427
2.125%, 03/01/2019	515	519
eBay
4.000%, 07/15/2042	21	19
2.600%, 07/15/2022	19	18
Google
3.375%, 02/25/2024	310	317
Hewlett-Packard
6.000%, 09/15/2041	23	26
4.650%, 12/09/2021	20	22
4.375%, 09/15/2021	24	26
HP Enterprise Services
7.450%, 10/15/2029	125	153
Intel
4.800%, 10/01/2041	65	69
3.300%, 10/01/2021	70	73
International Business Machines
4.000%, 06/20/2042 (C)	169	162
1.625%, 05/15/2020	431	415
Intuit
5.750%, 03/15/2017	75	84
MasterCard
3.375%, 04/01/2024	640	650
Microsoft
4.500%, 10/01/2040	14	15
3.625%, 12/15/2023	89	93
Oracle
6.125%, 07/08/2039	27	34
5.375%, 07/15/2040	17	19
4.300%, 07/08/2034	103	103
3.625%, 07/15/2023	131	135
2.800%, 07/08/2021	103	103
2.375%, 01/15/2019	61	62
2.250%, 10/08/2019	850	849
1.200%, 10/15/2017	250	250
Tencent Holdings MTN
3.375%, 05/02/2019 (B)	385	394
Texas Instruments
2.750%, 03/12/2021	275	278
1.650%, 08/03/2019	55	54
TSMC Global
1.625%, 04/03/2018 (B)	460	453

25	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Xerox
4.500%, 05/15/2021	$13	$14
2.950%, 03/15/2017	27	28

		9,072

Materials — 0.9%
Barrick Gold
4.100%, 05/01/2023 (C)	435	433
3.850%, 04/01/2022	540	537
BHP Billiton Finance USA
6.500%, 04/01/2019	125	150
5.000%, 09/30/2043	439	485
4.125%, 02/24/2042	40	39
3.850%, 09/30/2023	275	288
3.250%, 11/21/2021	360	370
2.050%, 09/30/2018	44	45
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	176
Cliffs Natural Resources
4.800%, 10/01/2020	70	69
3.950%, 01/15/2018	260	264
CRH America
6.000%, 09/30/2016	31	34
Dow Chemical
8.550%, 05/15/2019	22	28
5.250%, 11/15/2041	70	76
4.125%, 11/15/2021	86	92
3.000%, 11/15/2022	800	787
E.I. Du Pont de Nemours
5.600%, 12/15/2036	80	95
4.900%, 01/15/2041	25	27
1.950%, 01/15/2016	40	41
Ecolab
1.450%, 12/08/2017	31	31
Freeport-McMoRan Copper
3.550%, 03/01/2022	150	149
3.100%, 03/15/2020	160	162
2.375%, 03/15/2018	30	30
2.150%, 03/01/2017	81	83
Glencore Finance Canada (B)
2.700%, 10/25/2017	250	257
2.050%, 10/23/2015	452	457
International Paper
4.800%, 06/15/2044	215	217
LYB International Finance BV
4.875%, 03/15/2044	180	188
Monsanto
4.700%, 07/15/2064	12	12
4.200%, 07/15/2034	12	12
3.375%, 07/15/2024	60	60
2.750%, 07/15/2021	50	50
Mosaic
5.625%, 11/15/2043	110	125
5.450%, 11/15/2033	194	217
4.875%, 11/15/2041	30	31
4.250%, 11/15/2023	60	63
3.750%, 11/15/2021	25	26
Nucor
4.000%, 08/01/2023	179	185
Plains Exploration & Production
6.875%, 02/15/2023	10	12
6.500%, 11/15/2020	50	56
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	60

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PPG Industries
9.000%, 05/01/2021	$145	$190
Praxair
5.200%, 03/15/2017	70	78
Rio Tinto Finance USA
6.500%, 07/15/2018	200	236
3.750%, 09/20/2021	450	474
2.875%, 09/11/2015	95	93
Rio Tinto Finance USA PLC
9.000%, 05/01/2019	30	39
2.250%, 12/14/2018	70	71
Southern Copper
5.250%, 11/08/2042	370	340
Teck Resources Limited
6.250%, 07/15/2041	5	5
Union Carbide
7.750%, 10/01/2096	50	62
Vale Overseas
8.250%, 01/17/2034	70	87
6.875%, 11/21/2036	190	210
4.375%, 01/11/2022	885	909

		9,313

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	400	452
3.125%, 07/16/2022	535	526
1.230%, 09/12/2016 (A)	220	223
AT&T
6.300%, 01/15/2038	270	327
5.800%, 02/15/2019	210	244
5.500%, 02/01/2018	100	113
5.350%, 09/01/2040	423	460
4.800%, 06/15/2044	215	220
4.300%, 12/15/2042	290	275
3.900%, 03/11/2024	680	704
3.875%, 08/15/2021	350	372
1.600%, 02/15/2017	45	46
0.875%, 02/13/2015	75	75
BellSouth Telecommunications
6.300%, 12/15/2015	50	51
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (B)	210	218
British Telecommunications
5.950%, 01/15/2018	200	229
Centel Capital
9.000%, 10/15/2019	65	79
CenturyLink
7.650%, 03/15/2042	15	15
Deutsche Telekom International Finance
6.000%, 07/08/2019	175	205
5.750%, 03/23/2016	170	184
2.250%, 03/06/2017 (B)	770	790
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Orange
9.000%, 03/01/2031	50	75
2.750%, 09/14/2016	35	36
Qwest
6.750%, 12/01/2021	156	181
Rogers Communications
8.750%, 05/01/2032	70	98
5.450%, 10/01/2043	33	36

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.100%, 10/01/2023	$80	$83
Telefonica Chile
3.875%, 10/12/2022 (B)	210	207
Telefonica Emisiones SAU
5.877%, 07/15/2019	130	151
5.462%, 02/16/2021	23	26
5.134%, 04/27/2020	230	257
Verizon Communications
7.750%, 12/01/2030	630	864
6.550%, 09/15/2043	450	566
6.400%, 09/15/2033	1,807	2,213
6.350%, 04/01/2019	120	142
5.150%, 09/15/2023	1,370	1,533
5.050%, 03/15/2034	357	381
4.500%, 09/15/2020	159	175
4.150%, 03/15/2024	130	136
3.850%, 11/01/2042	200	176
3.450%, 03/15/2021	445	460
2.500%, 09/15/2016	24	25
2.450%, 11/01/2022	140	131
1.350%, 06/09/2017	1,285	1,285
Verizon Global Funding
5.850%, 09/15/2035	40	47
Vodafone Group PLC
5.450%, 06/10/2019	75	86
2.950%, 02/19/2023	475	459
1.625%, 03/20/2017	80	81

		15,783

Utilities — 1.7%
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	575	629
5.090%, 07/01/2015	1,077	1,093
AGL Capital
6.375%, 07/15/2016	50	55
5.250%, 08/15/2019	50	57
Alabama Power
6.125%, 05/15/2038	18	23
5.875%, 12/01/2022	95	116
American Electric Power
1.650%, 12/15/2017	383	385
American Water Capital
3.850%, 03/01/2024	120	124
Appalachian Power
6.700%, 08/15/2037	100	131
5.950%, 05/15/2033	100	116
Arizona Public Service
5.050%, 09/01/2041	47	53
4.500%, 04/01/2042	15	16
Atmos Energy
4.950%, 10/15/2014	75	76
Berkshire Hathaway Energy
5.150%, 11/15/2043	105	118
3.750%, 11/15/2023	156	161
Boston Gas
4.487%, 02/15/2042 (B)	35	36
Carolina Power & Light
5.300%, 01/15/2019	175	200
3.000%, 09/15/2021	194	198
2.800%, 05/15/2022	25	25
CenterPoint Energy
6.500%, 05/01/2018	50	58

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenterPoint Energy Houston Electric
4.500%, 04/01/2044	$145	$153
CenterPoint Energy Resources
4.500%, 01/15/2021	81	89
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	204
Connecticut Light & Power
4.300%, 04/15/2044	125	127
Consolidated Edison of New York
5.700%, 06/15/2040	38	46
4.450%, 03/15/2044	695	711
Consumers Energy
6.700%, 09/15/2019	100	121
Detroit Edison
2.650%, 06/15/2022	26	26
Dominion Resources
8.875%, 01/15/2019	355	456
6.400%, 06/15/2018	180	211
5.250%, 08/01/2033	90	101
1.950%, 08/15/2016	165	169
Duke Energy
3.750%, 04/15/2024	280	288
3.550%, 09/15/2021	76	79
Duke Energy Carolinas
4.300%, 06/15/2020	39	43
4.250%, 12/15/2041	28	28
Duke Energy Florida
3.850%, 11/15/2042	215	204
Duke Energy Indiana
4.200%, 03/15/2042	30	30
3.750%, 07/15/2020	52	56
Duke Energy Ohio
3.800%, 09/01/2023	145	153
Duke Energy Progress
4.100%, 05/15/2042	25	25
Electricite de France
6.000%, 01/22/2114 (B)	235	265
Enel Finance International
5.125%, 10/07/2019 (B)	100	113
Exelon Generation
6.200%, 10/01/2017	100	114
4.000%, 10/01/2020 (C)	120	126
FirstEnergy
4.250%, 03/15/2023	340	339
2.750%, 03/15/2018	70	71
FirstEnergy, Ser C
7.375%, 11/15/2031	480	567
Florida Power & Light
5.950%, 10/01/2033	35	44
5.125%, 06/01/2041	28	33
Jersey Central Power & Light
7.350%, 02/01/2019	100	121
4.700%, 04/01/2024 (B)	200	214
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	57	60
Kansas City Power & Light
5.300%, 10/01/2041	100	112
Massachusetts Electric
5.900%, 11/15/2039 (B)	55	67
Metropolitan Edison
3.500%, 03/15/2023 (B)	350	348

27	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MidAmerican Energy Holdings
6.500%, 09/15/2037	$200	$258
Nevada Power
7.125%, 03/15/2019	110	135
6.500%, 08/01/2018	40	47
5.450%, 05/15/2041	50	60
5.375%, 09/15/2040	12	14
NextEra Energy Capital Holdings
3.625%, 06/15/2023	100	101
Niagara Mohawk Power
4.881%, 08/15/2019 (B)	80	89
NiSource Finance
5.800%, 02/01/2042	149	171
5.650%, 02/01/2045	50	56
Northern States Power
6.250%, 06/01/2036	100	131
5.350%, 11/01/2039	19	22
Oglethorpe Power
4.550%, 06/01/2044	160	161
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	547
5.250%, 09/30/2040	250	290
Pacific Gas & Electric
8.250%, 10/15/2018	180	225
5.800%, 03/01/2037	70	84
5.625%, 11/30/2017	525	594
5.400%, 01/15/2040	42	48
4.750%, 02/15/2044	100	106
4.500%, 12/15/2041	48	49
3.250%, 09/15/2021	12	12
3.250%, 06/15/2023	140	140
Pacificorp
6.250%, 10/15/2037	90	117
5.650%, 07/15/2018	175	200
3.600%, 04/01/2024	395	410
Potomac Electric Power
3.600%, 03/15/2024	280	288
PPL Capital Funding
3.950%, 03/15/2024	155	161
Progress Energy
3.150%, 04/01/2022	280	281
PSEG Power LLC
5.500%, 12/01/2015	100	107
5.320%, 09/15/2016	40	44
5.125%, 04/15/2020	45	50
4.150%, 09/15/2021	33	35
2.750%, 09/15/2016	200	208
Public Service Electric & Gas MTN
5.375%, 11/01/2039	28	33
4.000%, 06/01/2044 (C)	595	583
2.700%, 05/01/2015	45	46
Public Service of New Hampshire
3.500%, 11/01/2023	205	211
Public Service of Oklahoma
5.150%, 12/01/2019	83	94
San Diego Gas & Electric
6.000%, 06/01/2026	60	75
3.950%, 11/15/2041	14	14
Sempra Energy
6.000%, 10/15/2039	50	62

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

South Carolina Electric & Gas
4.500%, 06/01/2064	$13	$13
Southern
1.950%, 09/01/2016	26	27
Southern California Edison
5.500%, 03/15/2040	50	60
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	58
3.875%, 06/01/2021	22	24
3.500%, 10/01/2023	415	430
Southern Power
5.150%, 09/15/2041	11	12
Southwestern Electric Power
3.550%, 02/15/2022	115	118
Southwestern Public Service
8.750%, 12/01/2018	90	115
State Grid Overseas Investment
2.750%, 05/07/2019 (B)	230	232
Virginia Electric and Power
4.650%, 08/15/2043	245	263
4.450%, 02/15/2044	70	73
2.950%, 01/15/2022	330	334
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		17,710

Total Corporate Obligations (Cost $237,283) ($ Thousands)		250,073

ASSET-BACKED SECURITIES — 9.3%

Automotive — 1.9%
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	6	6
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	357	358
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	262	263
Ally Auto Receivables Trust, Ser 2011-5, Cl A4
1.320%, 07/15/2016	171	172
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	40	40
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	190	190
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	219	219
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	574	575
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.600%, 02/15/2017	455	455
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.550%, 04/15/2019	1,608	1,613
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	24	24

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	$106	$106
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl A
0.990%, 10/10/2017 (B)	321	321
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	15	15
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl A3
1.550%, 07/08/2016	51	51
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A2
0.510%, 01/08/2016	12	12
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	48	48
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	22	22
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	64	64
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	253	253
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	542	542
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	190	196
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	41	41
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	148	148
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	104	104
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	769	771
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	385	386
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	205	207

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.583%, 11/20/2015 (A)	$150	$150
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	135	137
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	347	348
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	472	474
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	323	325
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	280	281
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.453%, 06/20/2016 (A)	522	522
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	480	481
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	137	137
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	58	58
CFC LLC, Ser 2014-1A, Cl A
1.460%, 12/17/2018 (B)	196	195
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	295	294
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (B)	52	54
CPS Auto Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (B)	275	276
CPS Auto Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	257	259
CPS Auto Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	91	90
Exeter Auto Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017 (B)	170	171
Exeter Auto Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	152	152
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	105	106
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	32	32
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	210	211
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	77	77

29	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2013-D, Cl A2
0.450%, 08/15/2016	$643	$644
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	55	56
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (B)	800	796
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	419	419
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	19	19
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	306	306
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A2
0.450%, 04/18/2016	630	630
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A2
0.410%, 09/21/2016	320	320
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (B)	200	201
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	54	54
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	53	53
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A2
0.440%, 02/15/2017	557	557
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	56	57
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (B)	198	199
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	5	5
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	8	8
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	971	972
Nissan Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.420%, 11/15/2016	164	164

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017 (B)	$75	$75
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl B
2.350%, 11/16/2015	1	1
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017 (B)	3	3
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	130	130
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	67	67
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	299	299
Tidewater Auto Receivables Trust, Ser 2014-AA, Cl A3
1.400%, 07/15/2018 (B)	175	175
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	27	27
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	256	257
Toyota Auto Receivables Owner Trust, Ser 2014-A, Cl A2
0.410%, 08/15/2016	430	430
Toyota Auto Receivables Owner Trust, Ser 2014-B, Cl A2
0.400%, 12/15/2016	325	325
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	9	9
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	573	573
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	5	5

		19,868

Credit Cards — 0.9%
American Express Credit Account Master Trust, Ser 2013-2, Cl A
0.571%, 05/17/2021 (A)	263	264
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.521%, 12/15/2021 (A)	682	683

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	$1,183	$1,183
American Express Issuance Trust II, Ser 2013-1, Cl A
0.431%, 02/15/2019 (A)	324	323
American Express Issuance Trust II, Ser 2013-2, Cl A
0.581%, 08/15/2019 (A)	556	558
BA Credit Card Trust, Ser 2014-A2, Cl A
0.421%, 09/16/2019 (A)	1,394	1,396
Cabela’s Master Credit Card Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (B)	200	203
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	890	893
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	181	181
Chase Issuance Trust, Ser 2013-A2, Cl A2
0.252%, 02/15/2017 (A)	182	182
Chase Issuance Trust, Ser 2013-A7, Cl A
0.582%, 09/15/2020 (A)	264	265
Chase Issuance Trust, Ser 2013-A9, Cl A
0.572%, 11/16/2020 (A)	473	474
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.352%, 05/15/2018 (A)	618	618
Citibank Credit Card Issuance Trust, Ser 2012-A1, Cl A1
0.550%, 10/10/2017	186	186
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.584%, 09/10/2020 (A)	1,648	1,655
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.582%, 07/15/2021 (A)	437	439
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.532%, 12/15/2019 (A)	527	528

		10,031

Mortgage Related Securities — 1.4%
ABFC Trust, Ser 2004-OPT4, Cl A2
0.772%, 04/25/2034 (A)	105	104
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.202%, 01/25/2034 (A)	505	492
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.127%, 12/25/2034 (A)	551	541
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.692%, 03/25/2035 (A)	197	196

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
0.912%, 09/25/2033 (A)	$204	$196
Argent Securities, Ser 2003-W5, Cl M1
1.202%, 10/25/2033 (A)	637	620
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.812%, 06/25/2035 (A)	545	536
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-BO1, Cl M5
1.552%, 10/25/2034 (A)	360	352
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.125%, 12/25/2034 (A)	429	401
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.552%, 08/25/2043 (A)	565	557
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.520%, 08/25/2035 (A)	480	475
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.430%, 02/25/2036 (A)	372	368
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.400%, 11/25/2037 (A)	132	131
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	370	385
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.313%, 01/20/2036 (A)	875	869
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.303%, 03/20/2036 (A)	53	53
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.353%, 03/20/2036 (A)	58	57
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.633%, 03/20/2036 (A)	2,000	1,878
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.353%, 11/20/2036 (A)	490	491
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.502%, 07/25/2034 (A)(B)	41	41
Master Asset-Backed Securities Trust, Ser 2005-OPT1, Cl M1
0.752%, 03/25/2035 (A)	865	865

31	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley ABS Capital I Trust, Ser 2005-HE5, Cl M1
0.572%, 09/25/2035 (A)	$646	$631
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.472%, 11/25/2035 (A)	597	581
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.872%, 10/25/2033 (A)(B)	190	179
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.632%, 07/25/2035 (A)	891	885
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.522%, 09/25/2035 (A)	1,263	1,250
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (B)	578	577
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.802%, 03/25/2035 (A)	520	510
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A)(B)	29	29
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (B)	52	51
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	46	46
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	63	63
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.514%, 02/25/2035	105	106
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	417	420

		14,936

Other Asset-Backed Securities — 5.1%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.952%, 12/27/2022 (A)(B)	102	103
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.952%, 12/26/2044 (A)(B)	269	270
Access Group, Ser 2004-2, Cl A3
0.419%, 10/25/2024 (A)	400	373
Airspeed, Ser 2007-1A, Cl G2
0.431%, 06/15/2032 (A)(B)	472	402
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.952%, 09/15/2016 (A)	242	242
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	625	629
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	595	595

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2014-2, Cl A
0.522%, 01/16/2018 (A)	$458	$458
ALM VII, Ser 2012-7A, Cl A1
1.648%, 10/19/2024 (A)(B)	450	450
AMMC CDO, Ser 2014-14A, Cl A1L
1.680%, 07/27/2026 (A)(B)	500	499
Ascentium Equipment Receivables, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (B)	25	25
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	138	138
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.427%, 02/25/2035 (A)	850	878
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.229%, 10/27/2036 (A)	400	401
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (B)	54	54
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
4.076%, 10/15/2021 (A)(B)	250	250
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	24	24
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.311%, 11/25/2034	125	129
CIT Education Loan Trust, Ser 2007-1, Cl A
0.323%, 03/25/2042 (A)(B)	676	631
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	296	296
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	210	210
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/2017 (B)	200	200
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.652%, 10/25/2034 (A)	614	575
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.422%, 12/25/2034 (A)	511	479
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.610%, 10/25/2035 (A)	21	21
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.292%, 07/15/2036 (A)	112	100

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (B)	$238	$238
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (B)	165	166
Educational Funding of the South, Ser 2011-1, Cl A2
0.879%, 04/25/2035 (A)	460	461
EFS Volunteer, Ser 2010-1, Cl A2
1.079%, 10/25/2035 (A)(B)	800	796
FFMLT Trust, Ser 2005-FF8, Cl A2D
0.532%, 09/25/2035 (A)	581	577
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.152%, 08/25/2034 (A)	1,160	1,065
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	1,491	1,504
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	539	550
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	625	626
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.531%, 01/15/2018 (A)	112	112
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	275	278
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	387	387
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043 (B)	234	234
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (B)	99	100
Higher Education Funding I, Ser 2014-1, Cl A
1.277%, 05/25/2034 (A)(B)	498	498
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T6, Cl AT6
1.287%, 09/15/2044 (B)	300	300
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	146	147
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	150	150
HLSS Servicer Advance Receivables Trust, Ser 2013-T4, Cl AT4
1.183%, 08/15/2044 (B)	513	513

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HLSS Servicer Advance Receivables Trust, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	$586	$587
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (B)	100	100
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	111	112
ING Investment Management, Ser 2012-4A, Cl A1
1.617%, 10/15/2023 (A)(B)	450	450
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	320	333
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (B)	300	309
Kondaur Mortgage Asset Trust, Ser 2013-1, Cl A
4.458%, 08/25/2052 (A)(B)	124	125
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	362	377
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (B)	47	47
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.402%, 03/25/2032 (A)	134	134
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	869	926
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (B)	200	200
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016 (B)	84	84
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.409%, 10/27/2036 (A)	492	487
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.339%, 10/25/2033 (A)	62	59
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.330%, 03/23/2037 (A)	100	98
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.317%, 11/23/2022 (A)	193	193
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.309%, 10/26/2026 (A)	666	664
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.237%, 11/27/2018 (A)	102	102

33	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.583%, 03/25/2026 (A)(B)	$813	$808
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.952%, 04/25/2046 (A)(B)	174	176
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
1.002%, 02/25/2043 (A)(B)	977	992
Nelnet Student Loan Trust, Ser 2014-1, Cl A2
0.458%, 03/27/2023 (A)	206	206
Nelnet Student Loan Trust, Ser 2014-1, Cl A3
0.658%, 06/25/2031 (A)	1,005	1,005
Nelnet Student Loan Trust, Ser 2014-3A, Cl A
0.732%, 06/25/2041 (A)(B)	757	757
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.101%, 11/25/2043 (A)(B)	500	500
New Residential Advance Receivables Trust, Ser 2014-T1, Cl A1
1.274%, 03/15/2045 (B)	376	376
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.029%, 07/25/2025 (A)	450	453
NYMT Residential, Ser 2012-RP1A, Cl NOTE
4.250%, 12/25/2017 (A)(B)	150	150
NYMT Residential, Ser 2013-RP3A, Cl NOTE
4.850%, 09/25/2018 (B)	328	328
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.655%, 11/20/2023 (A)(B)	450	450
Park Place Securities, Ser 2004-MCW1, Cl M1
1.090%, 10/25/2034 (A)	160	159
Park Place Securities, Ser 2004-MHQ1, Cl M2
1.277%, 12/25/2034 (A)	500	500
Park Place Securities, Ser 2004-WCW1, Cl M2
0.832%, 09/25/2034 (A)	862	853
Park Place Securities, Ser 2004-WCW2, Cl M1
1.082%, 10/25/2034 (A)	588	588
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/2033 (A)	3	3
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.492%, 10/25/2035 (A)	57	56
Residential Asset Mortgage Products, Ser 2005-RS5, Cl AI3
0.492%, 05/25/2035 (A)	72	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.452%, 03/25/2036 (A)	$267	$255
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	448
Scholar Funding Trust, Ser 2011-A, Cl A
1.128%, 10/28/2043 (A)(B)	375	376
Selene Non-Performing Loans, Ser 2014-1A, Cl A
2.981%, 05/25/2054 (B)	102	102
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.624%, 05/15/2028 (A)	140	140
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.552%, 08/15/2025 (A)(B)	467	473
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.252%, 08/15/2023 (A)(B)	275	277
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.902%, 10/16/2023 (A)(B)	81	81
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.902%, 06/15/2045 (A)(B)	655	677
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.952%, 11/25/2043 (A)	180	180
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.752%, 08/15/2022 (A)(B)	633	635
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.802%, 07/15/2022 (A)(B)	177	178
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	744	735
SLM Private Education Loan Trust, Ser 2013-C, Cl A1
1.002%, 02/15/2022 (A)(B)	400	402
SLM Student Loan Trust, Ser 2000-A, Cl A2
0.418%, 10/28/2028 (A)	174	173
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.981%, 12/15/2025 (A)(B)	350	350
SLM Student Loan Trust, Ser 2004-8, Cl B
0.689%, 01/25/2040 (A)	137	125
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.329%, 04/25/2025 (A)	93	92
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.429%, 07/27/2026 (A)	226	230
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.349%, 01/27/2025 (A)	563	562
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.399%, 01/25/2041 (A)	540	495

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-5, Cl A5
0.339%, 01/25/2027 (A)	$1,021	$1,010
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.299%, 04/25/2022 (A)	62	62
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.389%, 01/25/2041 (A)	540	490
SLM Student Loan Trust, Ser 2007-2, Cl B
0.399%, 07/25/2025 (A)	178	161
SLM Student Loan Trust, Ser 2007-6, Cl B
1.079%, 04/27/2043 (A)	155	141
SLM Student Loan Trust, Ser 2008-2, Cl B
1.429%, 01/25/2029 (A)	160	145
SLM Student Loan Trust, Ser 2008-3, Cl B
1.429%, 04/25/2029 (A)	160	148
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.879%, 07/25/2022 (A)	1,300	1,369
SLM Student Loan Trust, Ser 2008-4, Cl B
2.079%, 04/25/2029 (A)	160	159
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.529%, 01/25/2018 (A)	178	179
SLM Student Loan Trust, Ser 2008-5, Cl B
2.079%, 07/25/2029 (A)	160	162
SLM Student Loan Trust, Ser 2008-6, Cl B
2.079%, 07/25/2029 (A)	160	158
SLM Student Loan Trust, Ser 2008-7, Cl B
2.079%, 07/25/2029 (A)	160	161
SLM Student Loan Trust, Ser 2008-8, Cl B
2.479%, 10/25/2029 (A)	160	169
SLM Student Loan Trust, Ser 2008-9, Cl B
2.479%, 10/25/2029 (A)	160	168
SLM Student Loan Trust, Ser 2010-1, Cl A
0.552%, 03/25/2025 (A)	342	342
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.902%, 05/26/2026 (A)	200	204
SLM Student Loan Trust, Ser 2012-6, Cl B
1.152%, 04/27/2043 (A)	249	234
SLM Student Loan Trust, Ser 2013-2, Cl B
1.651%, 06/25/2043 (A)	128	125
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.452%, 05/26/2020 (A)	287	287
SLM Student Loan Trust, Ser 2013-3, Cl B
1.652%, 09/25/2043 (A)	136	133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-4, Cl A
0.700%, 06/25/2027 (A)	$411	$413
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.552%, 10/26/2020 (A)	228	229
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.650%, 02/25/2021 (A)	125	126
SLM Student Loan Trust, Ser 2013-6, Cl A3
0.800%, 06/26/2028 (A)	427	429
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	129	133
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	710	702
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.530%, 07/26/2021 (A)	208	208
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.751%, 07/15/2022 (A)(B)	598	599
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	225	228
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.428%, 04/28/2029 (A)	229	229
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	600	604
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (B)	250	257
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	467	468
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (B)	34	34
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (B)	111	111
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (B)	202	202
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.454%, 05/25/2035 (A)	863	861
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.302%, 07/25/2036 (A)	508	505
TAL Advantage, Ser 2006-1A, Cl N
0.343%, 04/20/2021 (A)(B)	192	191
Trade Maps, Ser 2013-1A, Cl A
0.854%, 12/10/2018 (A)(B)	737	740
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.552%, 10/15/2015 (A)(B)	137	138

35	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027 (B)	$256	$276
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	563	594
US Residential Opportunity Fund Trust, Ser 2014-1A, Cl NOTE
3.466%, 03/25/2034 (B)	142	143
Vericrest Opportunity Loan Transferee, Ser 2014-3A, Cl A1
3.250%, 05/25/2054	245	247
Vericrest Opportunity Loan Transferee, Ser 2014-NPL4, Cl A1
3.125%, 04/27/2054	600	603
VOLT, Ser 2013-NPL3, Cl A1
4.250%, 04/25/2053 (B)	192	193
VOLT, Ser 2013-NPL5, Cl A1
3.625%, 04/25/2055	201	202
VOLT, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054 (B)	285	287
VOLT, Ser 2013-RLF1, Cl A1
4.213%, 04/25/2052 (B)	177	178
VOLT, Ser 2014-NPL1, Cl A1
3.625%, 10/27/2053	268	270
VOLT, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053 (B)	266	268
VOLT, Ser 2014-NPL3, Cl A1
3.250%, 11/25/2053 (B)	552	553

		55,167

Total Asset-Backed Securities (Cost $97,775) ($ Thousands)		100,002

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
FHLB
5.500%, 07/15/2036	300	384
0.875%, 05/24/2017	10	10
0.750%, 05/26/2015 (F)	950	936
0.070%, 09/12/2014 (E)	2,535	2,535
0.065%, 07/18/2014 (E)	2,985	2,985
0.057%, 08/20/2014 (E)	5,810	5,810
0.055%, 07/02/2014 to 08/27/2014 (E)	3,730	3,730
FHLMC
0.160%, 11/17/2014	5,000	4,999
FICO STRIPS, PO
9.800%, 11/30/2017	875	1,120
9.700%, 04/05/2019	320	437
8.600%, 09/26/2019	845	1,110
3.554%, 12/06/2017 (E)	660	630
1.612%, 10/06/2017	360	345
0.000%, 05/11/2018 to 09/26/2019 (E)	2,225	2,070
FNMA
5.375%, 06/12/2017	50	57
3.854%, 06/01/2017 (E)	600	581
3.389%, 03/25/2024	286	298
2.595%, 10/09/2019 (E)	3,520	3,093
GNMA TBA
4.000%, 07/20/2044	2,355	2,520

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 07/20/2044	$505	$510
Resolution Funding STRIPS
2.216%, 07/15/2020 (E)	2,915	2,555
1.801%, 10/15/2019 (E)	200	180
Tennessee Valley Authority
5.880%, 04/01/2036	250	323
5.250%, 09/15/2039	390	473
4.625%, 09/15/2060	60	63
1.750%, 10/15/2018	83	84

Total U.S. Government Agency Obligations (Cost $37,532) ($ Thousands)		37,838

SOVEREIGN DEBT — 1.6%
Colombia Government International Bond
5.625%, 02/26/2044	1,070	1,198
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	199
Hashemite Kingdom of Jordan Government AID Bond
1.945%, 06/23/2019	629	629
Indonesia Government International Bond
3.750%, 04/25/2022 (B)	470	456
Israel Government AID Bond
2.491%, 11/15/2019	500	446
2.426%, 03/15/2019	1,000	915
Japan Bank for International Cooperation
1.750%, 07/31/2018	580	585
Kommunalbanken
1.125%, 05/23/2018 (B)	940	929
Mexico Government International Bond MTN
5.750%, 10/12/2110	772	819
5.550%, 01/21/2045	3,332	3,790
4.750%, 03/08/2044	60	61
4.000%, 10/02/2023	144	151
3.500%, 01/21/2021	195	202
Province of Manitoba Canada
3.050%, 05/14/2024	215	217
Province of Quebec Canada
6.350%, 01/30/2026	70	88
2.625%, 02/13/2023	620	604
Republic of Poland
4.000%, 01/22/2024	1,656	1,718
Russia Government International Bond
7.500%, 03/31/2030 (B)	796	922
Slovakia Government International Bond
4.375%, 05/21/2022 (B)	680	726

36	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Slovenia Government International Bond
5.500%, 10/26/2022 (B)	$200	$219
5.250%, 02/18/2024 (B)	415	446
South Africa Government International Bond
5.875%, 09/16/2025	750	834
Turkey Government International Bond
6.250%, 09/26/2022	450	507
5.750%, 03/22/2024	580	634
Ukraine Government AID Bonds
1.844%, 05/16/2019	211	211
United Mexican States MTN
6.050%, 01/11/2040	100	121

Total Sovereign Debt (Cost $16,699) ($ Thousands)		17,627

MUNICIPAL BONDS — 0.7%
American Municipal Power, Build America Project, RB
7.499%, 02/15/2050	80	111
California State, Build America Project, GO
7.600%, 11/01/2040	220	333
6.650%, 03/01/2022	500	622
Chicago, Ser B, GO
6.314%, 01/01/2044	380	417
City of Houston, Ser A, GO
6.290%, 03/01/2032	470	583
Clark County Nevada, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	260	358
Illinois State, GO
4.950%, 06/01/2023	650	686
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	255	365
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	25	31
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	334	468
New York and New Jersey, Port Authority, RB
5.647%, 11/01/2040	105	125
4.458%, 10/01/2062	340	348
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	296	407
Ohio State University, Ser A, RB
4.800%, 06/01/2111	266	274
State of California, GO
6.200%, 03/01/2019	300	356

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Illinois, GO
5.877%, 03/01/2019	$120	$135
5.365%, 03/01/2017	150	164
5.100%, 06/01/2033	535	538
4.350%, 06/01/2018	475	503
Texas State, Build America Project, GO
5.517%, 04/01/2039	250	311

Total Municipal Bonds (Cost $6,233) ($ Thousands)		7,135

COLLATERALIZED DEBT OBLIGATIONS — 0.2%

Other Asset-Backed Securities — 0.2%
Cent CLO, Ser 2013-18A, Cl A
1.346%, 07/23/2025 (A)(B)	500	493
Flatiron CLO, Ser 2014-1A, Cl A1
1.607%, 07/17/2026 (A)(B)	500	501
ING Investment Management CLO, Ser 2014-1A, Cl A1
1.769%, 04/18/2026 (A)(B)	540	539
Voya CLO, Ser 2014-2A, Cl A1
1.673%, 07/17/2026 (A)(B)	500	500

Total Collateralized Debt Obligations (Cost $2,033) ($ Thousands)		2,033

U.S. TREASURY OBLIGATIONS — 27.5%
United States Treasury Bills (E)
0.032%, 08/14/2014	45	45
0.028%, 08/21/2014	7	7
U.S. Treasury Bonds
6.375%, 08/15/2027	50	70
6.125%, 08/15/2029 (E)	250	193
5.375%, 02/15/2031	100	131
5.250%, 02/15/2029	100	128
5.000%, 05/15/2037	965	1,253
4.750%, 02/15/2037	100	126
4.500%, 05/15/2038	200	243
4.375%, 02/15/2038	550	657
4.250%, 05/15/2039	100	117
3.750%, 11/15/2043	6,734	7,273
3.625%, 08/15/2043	688	727
3.625%, 02/15/2044	17,359	18,319
3.375%, 05/15/2044	2,318	2,334
3.125%, 11/15/2041	30	29
3.125%, 02/15/2042	2,755	2,665
3.125%, 02/15/2043	340	327
2.875%, 05/15/2043	17,600	16,082
2.750%, 08/15/2042	4,495	4,020
2.750%, 11/15/2042	6,703	5,984
2.625%, 11/15/2020	100	104
U.S. Treasury Inflation Protected Securities
2.500%, 01/15/2029	110	139
2.000%, 07/15/2014	3,773	3,780
2.125%, 02/15/2040	230	293
1.375%, 02/15/2044	1,617	1,779
0.750%, 02/15/2042	220	207
0.625%, 02/15/2043	2,856	2,593
0.500%, 04/15/2015	1,718	1,742
0.125%, 04/15/2016	3,125	3,208
0.125%, 04/15/2017	950	983

37	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Notes
4.500%, 05/15/2017	$4,837	$4,947
3.625%, 02/15/2021	400	440
3.500%, 02/15/2018	950	1,029
3.125%, 04/30/2017	3,530	3,758
3.125%, 05/15/2021	1,250	1,334
2.750%, 02/15/2024	2,029	2,075
2.625%, 08/15/2020	400	416
2.500%, 05/15/2024 (C)	28,263	28,223
2.375%, 09/30/2014	95	96
2.375%, 05/31/2018	500	521
2.125%, 08/31/2020	850	859
2.125%, 01/31/2021	5,930	5,959
2.125%, 06/30/2021	59	59
2.000%, 05/31/2021	5,540	5,499
2.000%, 02/15/2022	200	197
2.000%, 02/15/2023	9,545	9,268
1.625%, 03/31/2019	5,995	6,012
1.625%, 04/30/2019	9,153	9,170
1.625%, 06/30/2019	4,876	4,876
1.500%, 07/31/2016	360	368
1.500%, 08/31/2018	400	402
1.500%, 12/31/2018	3,500	3,502
1.500%, 01/31/2019	18,924	18,912
1.500%, 05/31/2019 (C)	20,096	19,996
1.375%, 06/30/2018	10	10
1.375%, 02/28/2019	4,747	4,712
1.000%, 11/30/2019	800	769
0.875%, 04/15/2017	1,228	1,231
0.875%, 06/15/2017	2,605	2,606
0.750%, 03/15/2017	2,246	2,246
0.625%, 10/15/2016	3,868	3,872
0.625%, 09/30/2017	3,333	3,292
0.500%, 08/15/2014	575	575
0.500%, 06/30/2016	5,436	5,441
0.375%, 03/31/2016 (C)	12,951	12,954
0.375%, 04/30/2016 (C)	8,139	8,136
0.375%, 05/31/2016 (C)	2,836	2,833
0.250%, 08/31/2014	880	880
0.250%, 05/15/2015	3,210	3,214
U.S. Treasury STRIPS
6.291%, 05/15/2024 (E)	200	153
5.831%, 05/15/2026 (E)	100	71
5.574%, 02/15/2024 (E)	75	58
5.523%, 05/15/2036 (E)	100	47
5.454%, 05/15/2029 (E)	100	62
5.225%, 08/15/2027 (E)	800	537
5.207%, 08/15/2030 (E)	325	192
5.128%, 02/15/2034 (E)	250	129
5.087%, 05/15/2034 (E)	175	89
5.079%, 02/15/2028 (E)	653	429
5.001%, 08/15/2033 (E)	300	158
4.936%, 02/15/2030 (E)	1,000	604
4.895%, 11/15/2024 (E)	150	113
4.850%, 05/15/2028 (E)	700	455
4.801%, 05/15/2033 (E)	425	226
4.728%, 11/15/2026 (E)	1,100	762
4.704%, 08/15/2019 (E)	1,350	1,234
4.647%, 05/15/2019 (E)	875	807
4.601%, 11/15/2029 (E)	400	244
4.582%, 11/15/2030 (E)	1,150	673

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

4.497%, 02/15/2017 (C)(E)	$3,660	$3,588
4.334%, 05/15/2030 (E)	400	239
4.216%, 11/15/2032 (E)	250	135
4.196%, 02/15/2027 (E)	1,350	925
4.164%, 11/15/2033 (E)	750	390
3.972%, 08/15/2020 (E)	3,550	3,133
3.969%, 11/15/2027 (E)	1,920	1,287
3.925%, 05/15/2043 (E)	1,150	420
3.868%, 02/15/2033	100	54
3.803%, 05/15/2027 (E)	315	214
3.737%, 11/15/2016 (C)(E)	200	197
3.726%, 08/15/2031	100	57
3.651%, 02/15/2029 (E)	350	220
3.585%, 02/15/2031 (C)	1,025	594
3.525%, 11/15/2031 (E)	710	399
3.500%, 05/15/2032	850	469
3.490%, 05/15/2031 (E)	560	321
3.460%, 02/15/2018 (E)	925	885
3.399%, 05/15/2018 (E)	250	238
3.378%, 02/15/2032 (E)	900	501
3.368%, 05/15/2020 (E)	3,359	2,994
3.115%, 11/15/2017 (E)	650	626
2.923%, 05/15/2035	100	49
2.830%, 02/15/2023	2,350	1,888
2.824%, 11/15/2034	200	100
2.723%, 08/15/2021 (E)	450	383
2.692%, 08/15/2022	100	82
2.655%, 05/15/2023 (E)	1,400	1,115
2.589%, 08/15/2018 (E)	850	802
2.487%, 05/15/2022	400	331
2.456%, 11/15/2022	500	406
2.443%, 02/15/2022 (E)	1,885	1,574
2.372%, 02/15/2021 (E)	2,880	2,500
2.260%, 11/15/2021 (E)	1,600	1,349
1.883%, 05/15/2021 (E)	2,550	2,193
1.498%, 02/15/2020 (E)	1,700	1,528
1.435%, 08/15/2026 (E)	47	33
1.136%, 02/15/2035 (E)	40	20

Total U.S. Treasury Obligations (Cost $291,120) ($ Thousands)		295,529

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P.
0.080% **† (D)	67,818,527	67,819

Total Affiliated Partnership (Cost $67,819) ($ Thousands)		67,819

CASH EQUIVALENT — 6.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **†	71,738,774	71,739

Total Cash Equivalent (Cost $71,739) ($ Thousands)		71,739

38	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)/ Contracts	Market Value ($ Thousands)

COMMERCIAL PAPER — 0.2%
National Rural Utilities Cooperative Finance
0.090%, 07/25/2014	$1,930	1,930

Total Commercial Paper (Cost $1,930) ($ Thousands)		$1,930

Total Investments — 114.7% (Cost $1,199,641) ($ Thousands)††		$1,232,081

PURCHASED OPTION *‡‡ — 0.0%
September 2014, Eurodollar 2-Year Midcurve Put, Expires: 09/15/2014, Strike Price: $97.75	37	1

Total Purchased Option (Cost $4) ($ Thousands)		1

WRITTEN OPTIONS *‡‡ — 0.0%
December 2014, Euro Dollar 2-Year Midcurve Call, Expires: 12/12/2014, Strike Price: $97.875	(65)	(53)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.000%	(1,490,000)	(1)
September 2014, Euro-Dollar 2-Year Midcurve Put, Expires: 09/15/2014, Strike Price: $97.500	(37)	0
September 2014, U.S Bond Future, Call, Expries: 08/22/2014, Strike Price: $139.00	(6)	(4)
September 2014, U.S. 10-Year Treasure Note, Call, Expires: 08/22/2014, Strike Price: $126.00	(31)	(14)
September 2014, U.S. 10-Year Treasure Note, Put, Expires: 08/22/2014, Strike Price: $123.00	(31)	(6)

Total Written Options (Premiums Received $92) ($ Thousands)		(78)

39	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	64	Dec-2015	$16
90-Day Euro$	(62)	Jun-2018	(48)
90-Day Euro$	65	Mar-2015	17
90-Day Euro$	(65)	Mar-2016	(9)
U.S. 10-Year Treasury Note	13	Sep-2014	—
U.S. 10-Year Treasury Note	(186)	Sep-2014	(7)
U.S. 2-Year Treasury Note	(232)	Sep-2014	22
U.S. 2-Year Treasury Note	16	Sep-2014	(2)
U.S. 5-Year Treasury Note	42	Sep-2014	(5)
U.S. 5-Year Treasury Note	(14)	Sep-2014	(9)
U.S. Long Treasury Bond	(79)	Sep-2014	(94)
U.S. Ultra Long Treasury Bond	(110)	Sep-2014	(106)
U.S. Ultra Long Treasury Bond	16	Sep-2014	15

			$(210)

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding OTC swap agreements held by the Fund at June 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Barclays Bank PLC	2.48%	3-Month LIBOR	11/15/2027	415	$3
Barclays Bank PLC	2.42%	3-Month LIBOR	11/15/2027	420	6
Citigroup	2.71%	3-Month LIBOR	08/15/2042	830	84

					$93

A list of the outstanding centrally cleared swap agreements held by the Fund at June 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3-Month LIBOR	11/15/2043	725	$(53)

For the period ended June 30, 2014 the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,074,386 ($ Thousands).

*	Non-Income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	For the period ended June 30, 2014, the total amount of all open purchased options and open written options, as presented in the Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2014. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $66,333 ($ Thousands).

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $67,819 ($ Thousands).

(E)	The rate reported is the effective yield at time of purchase.

(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2014. The coupon on a step bond changes on a specified date.

40	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

June 30, 2014

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMBS — Commercial Mortgage Backed Security

CDO — Collateralized Debt Obligation

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

LIBOR. — London Inter Bank Offered Rate

L.P. — Limited Partnership

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Administration

OTC — Over The Counter

PLC — Public Limited Company

PO — Principal Only

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

††	At June 30, 2014, the tax basis cost of the Fund’s investments was $1,199,641 ($ Thousands), and the unrealized appreciation and depreciation were $37,620 ($ Thousands) and $(5,180) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$380,356	$—	$380,356
Corporate Obligations	—	250,073	—	250,073
Asset-Backed Securities	—	100,002	—	100,002
U.S. Government Agency Obligations	—	37,838	—	37,838
Sovereign Debt	—	16,998	629	17,627
Municipal Bonds	—	7,135	—	7,135
Collateralized Debt Obligations	—	2,033	—	2,033
U.S. Treasury Obligations	—	295,529	—	295,529
Affiliated Partnership	—	67,819	—	67,819
Cash Equivalent	71,739	—	—	71,739
Commercial Paper	—	1,930	—	1,930

Total Investments in Securities	$71,739	$1,159,713	$629	$1,232,081

Other Financial Instruments	Level 1	Level 2	Level 3(1)	Total
Purchased Options	$1	$—	$—	$1
Written Options	(78)	—	—	(78)
Futures Contracts*
Unrealized Appreciation	70	—	—	70
Unrealized Depreciation	(280)	—	—	(280)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	93	—	93
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	(53)	—	(53)

Total Other Financial Instruments	$(287)	$40	$—	$(247)

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) of the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “-” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

41	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 75.2%

Consumer Discretionary — 18.1%
Academy
9.250%, 08/01/2019 (A)	$655	$702
Adelphia Communications (Escrow Security) (B)
10.250%, 06/15/2011	150	1
0.000%, 01/15/2009	225	2
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/2004 (B)	25	—
Affinia Group
7.750%, 05/01/2021	1,760	1,852
Affinion Group
7.875%, 12/15/2018	2,060	1,869
Affinity Gaming
9.000%, 05/15/2018	1,675	1,767
Allegion US Holding
5.750%, 10/01/2021 (A)	1,031	1,085
AMC Entertainment
9.750%, 12/01/2020	1,335	1,522
5.875%, 02/15/2022	2,000	2,080
American Achievement
10.875%, 04/15/2016 (A)	1,515	1,560
American Axle & Manufacturing
6.250%, 03/15/2021	265	285
American Axle & Manufacturing Holdings
7.750%, 11/15/2019	595	686
Armored Autogroup
9.250%, 11/01/2018	845	889
Ashtead Capital
6.500%, 07/15/2022 (A)	3,855	4,212
Aventine (Escrow Security)
0.000%, 10/15/2049 (B) (C) (I) (J)	2,750	1
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	752	707
BC Mountain
7.000%, 02/01/2021 (A)	1,101	1,065
Beazer Homes USA
5.750%, 06/15/2019 (A)	1,560	1,560
Belo
7.750%, 06/01/2027	1,675	1,842
Bon-Ton Department Stores
8.000%, 06/15/2021	2,250	2,143
Boyd Gaming
9.000%, 07/01/2020	1,980	2,180
Burlington Holdings
9.000%, 02/15/2018 (A)	263	270
Cablevision Systems
7.750%, 04/15/2018	1,192	1,347
5.875%, 09/15/2022	1,917	1,953
Caesars Entertainment Operating
9.000%, 02/15/2020	2,085	1,736
9.000%, 02/15/2020	7,520	6,289
8.500%, 02/15/2020	1,950	1,648
Caesars Entertainment Resort Properties
8.000%, 10/01/2020 (A)	3,259	3,406
Caesars Growth Properties Holdings
9.375%, 05/01/2022 (A)	1,595	1,619

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carmike Cinemas
7.375%, 05/15/2019	$750	$816
CBS Outdoor Americas Capital
5.250%, 02/15/2022 (A)	1,400	1,438
CCO Holdings
7.375%, 06/01/2020	835	910
7.000%, 01/15/2019	1,385	1,461
6.500%, 04/30/2021	2,350	2,503
5.250%, 03/15/2021	620	635
5.250%, 09/30/2022	1,780	1,807
5.125%, 02/15/2023	1,000	1,009
Cedar Fair
5.375%, 06/01/2024 (A)	3,610	3,655
5.250%, 03/15/2021	500	515
Century Communities
6.875%, 05/15/2022 (A)	2,295	2,347
Cequel Communications Holdings
6.375%, 09/15/2020 (A)	4,580	4,866
Chassix
9.250%, 08/01/2018 (A)	725	788
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	1,775	1,984
Chester Downs & Marina
9.250%, 02/01/2020 (A)	4,130	4,047
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (A)	525	526
Chrysler Group
8.250%, 06/15/2021	5,155	5,825
8.000%, 06/15/2019	415	451
Cinemark USA
7.375%, 06/15/2021	565	623
5.125%, 12/15/2022	1,390	1,423
4.875%, 06/01/2023	500	499
Claire’s Stores
9.000%, 03/15/2019 (A)	1,590	1,656
8.875%, 03/15/2019	745	648
Clear Channel Communications
12.000%, 02/01/2021	1,935	1,993
10.000%, 01/15/2018 (A)	2,340	2,261
9.000%, 12/15/2019	529	564
9.000%, 03/01/2021	1,030	1,102
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,380	1,489
7.625%, 03/15/2020	80	86
6.500%, 11/15/2022	4,710	5,075
6.500%, 11/15/2022	895	955
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,063
Columbus International
7.375%, 03/30/2021 (A)	3,935	4,253
Conn’s
7.250%, 07/15/2022 (A)	2,427	2,427
CSC Holdings
8.625%, 02/15/2019	2,985	3,548
6.750%, 11/15/2021	1,250	1,375
5.250%, 06/01/2024 (A)	3,830	3,768
CST Brands
5.000%, 05/01/2023	350	350
Dana Holding
6.750%, 02/15/2021	1,108	1,195
6.500%, 02/15/2019	515	543
6.000%, 09/15/2023	770	816

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 09/15/2021	$200	$209
Dave & Buster’s Parent
15.236%, 02/15/2016 (A)	1,685	1,432
DBP Holding
7.750%, 10/15/2020 (A)	936	814
DCP
10.750%, 08/15/2015 (A)	1,114	1,122
DISH DBS
7.875%, 09/01/2019	1,750	2,078
6.750%, 06/01/2021	1,690	1,927
5.875%, 07/15/2022	4,725	5,127
5.125%, 05/01/2020	40	42
5.000%, 03/15/2023	4,625	4,712
Eldorado Resorts
8.625%, 06/15/2019 (A)	4,615	4,961
Empire Today
11.375%, 02/01/2017 (A)	2,000	2,060
Expo Event Transco
9.000%, 06/15/2021 (A)	550	573
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A) (B)	3,125	12
General Motors (A)
6.250%, 10/02/2043	890	1,021
4.875%, 10/02/2023	2,260	2,379
General Motors Financial
6.750%, 06/01/2018	1,390	1,590
4.250%, 05/15/2023	305	305
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,720	2,836
Gibson Brands
8.875%, 08/01/2018 (A)	1,414	1,455
Goodyear Tire & Rubber
8.750%, 08/15/2020	390	462
6.500%, 03/01/2021	2,700	2,929
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	1,900	2,161
GRD Holdings III
10.750%, 06/01/2019 (A)	4,810	5,387
Guitar Center (A)
9.625%, 04/15/2020	1,745	1,662
6.500%, 04/15/2019	2,270	2,247
Gymboree
9.125%, 12/01/2018	830	554
Hanesbrands
6.375%, 12/15/2020	660	714
Harrah’s Operating
11.250%, 06/01/2017	530	485
10.000%, 12/15/2018	698	267
Hillman Group
10.875%, 06/01/2018	2,925	3,104
6.375%, 07/15/2022 (A)	330	330
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (A)	520	553
Icahn Enterprises
6.000%, 08/01/2020	3,400	3,642
5.875%, 02/01/2022	2,815	2,949
4.875%, 03/15/2019	3,511	3,616
International Automotive Components Group SL
9.125%, 06/01/2018 (A)	1,700	1,806
inVentiv Health
11.000%, 08/15/2018 (A)	555	529

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

11.000%, 08/15/2018 (A)	$370	$353
9.000%, 01/15/2018 (A)	750	806
Isle of Capri Casinos
5.875%, 03/15/2021	560	566
JC Penney
7.950%, 04/01/2017	765	773
6.375%, 10/15/2036	565	460
5.750%, 02/15/2018	665	612
5.650%, 06/01/2020	3,655	3,198
L Brands
6.950%, 03/01/2033	1,146	1,200
6.625%, 04/01/2021	1,265	1,437
5.625%, 02/15/2022	1,175	1,272
5.625%, 10/15/2023	585	635
Lamar Media
5.375%, 01/15/2024 (A)	2,195	2,272
Landry’s
9.375%, 05/01/2020 (A)	2,803	3,083
Liberty Media LLC
8.250%, 02/01/2030	5,215	5,763
Live Nation Entertainment (A)
7.000%, 09/01/2020	850	931
5.375%, 06/15/2022	1,250	1,266
Marina District Finance
9.875%, 08/15/2018	1,265	1,335
McClatchy
9.000%, 12/15/2022	2,370	2,705
McGraw-Hill Global Education Holdings
10.000%, 04/01/2021 (A)	430	493
MDC Partners
6.750%, 04/01/2020 (A)	6,160	6,499
Mediacom Broadband
5.500%, 04/15/2021 (A)	925	937
Men’s Wearhouse
7.000%, 07/01/2022 (A)	780	807
MGM Resorts International
11.375%, 03/01/2018	620	806
7.750%, 03/15/2022	745	874
6.750%, 10/01/2020	2,975	3,321
6.625%, 12/15/2021	2,200	2,448
5.250%, 03/31/2020	2,765	2,876
Michaels FinCo Holdings
7.500%, 08/01/2018 (A)	2,520	2,574
Michaels Stores
7.750%, 11/01/2018	1,360	1,438
5.875%, 12/15/2020 (A)	1,125	1,150
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	400	414
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	3,657	4,059
Monitronics International
9.125%, 04/01/2020	5,905	6,304
MTR Gaming Group PIK
11.500%, 08/01/2019	2,480	2,787
Murphy Oil USA
6.000%, 08/15/2023	1,025	1,079
Neiman Marcus Group (A)
8.750%, 10/15/2021	455	496
8.000%, 10/15/2021	455	490

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Netflix
5.375%, 02/01/2021	$1,947	$2,039
New Academy Finance PIK
8.000%, 06/15/2018 (A)	1,100	1,123
Nexstar Broadcasting
6.875%, 11/15/2020	2,900	3,125
Numericable Group (A)
6.250%, 05/15/2024	1,265	1,320
6.000%, 05/15/2022	3,115	3,240
Ono Finance II
10.875%, 07/15/2019 (A)	690	754
Party City Holdings
8.875%, 08/01/2020	2,785	3,084
PC Nextco Holdings
8.750%, 08/15/2019 (A)	320	327
Peninsula Gaming
8.375%, 02/15/2018 (A)	3,250	3,477
Petco Animal Supplies
9.250%, 12/01/2018 (A)	620	666
PF Chang’s China Bistro
10.250%, 06/30/2020 (A)	3,230	3,295
Pinnacle Entertainment
7.750%, 04/01/2022	595	647
7.500%, 04/15/2021	5,000	5,387
6.375%, 08/01/2021	615	649
Quebecor Media
5.750%, 01/15/2023	1,140	1,171
Quebecor Media (Escrow Security) (B)
0.000%, 11/15/2013 (H)	1,725	17
0.000%, 03/15/2016	1,915	19
Quiksilver
7.875%, 08/01/2018 (A)	740	751
QVC
4.375%, 03/15/2023	775	787
Radio One
9.250%, 02/15/2020 (A)	2,416	2,615
Radio Systems
8.375%, 11/01/2019 (A)	770	850
RCN Telecom Services
8.500%, 08/15/2020 (A)	735	786
Regal Entertainment Group
5.750%, 03/15/2022	1,155	1,198
Rent-A-Center
4.750%, 05/01/2021	1,000	945
Reynolds Group
5.750%, 10/15/2020	4,145	4,373
Reynolds Group Issuer
9.875%, 08/15/2019	2,415	2,675
9.000%, 04/15/2019	3,291	3,484
8.250%, 02/15/2021	4,139	4,501
6.875%, 02/15/2021	2,180	2,352
RSI Home Products
6.875%, 03/01/2018 (A)	305	325
Sally Holdings
5.750%, 06/01/2022	740	788
5.500%, 11/01/2023	595	613
Schaeffler Finance BV
4.750%, 05/15/2021 (A)	435	448
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	2,130	2,311
Service International
7.625%, 10/01/2018	375	440
7.500%, 04/01/2027	1,295	1,431
5.375%, 05/15/2024 (A)	410	419

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	$2,450	$2,769
Sinclair Television Group
6.125%, 10/01/2022	310	324
5.375%, 04/01/2021	5,750	5,786
Sirius XM Holdings (A)
5.750%, 08/01/2021	695	730
4.625%, 05/15/2023	1,025	981
4.250%, 05/15/2020	5,078	5,008
Sirius XM Radio (A)
6.000%, 07/15/2024	430	447
5.875%, 10/01/2020	1,000	1,058
Sitel
11.000%, 08/01/2017 (A)	2,221	2,365
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,200	3,280
Spanish Broadcasting System
12.500%, 04/15/2017 (A)	1,603	1,783
Stackpole International Intermediate
7.750%, 10/15/2021 (A)	2,125	2,221
Station Casinos
7.500%, 03/01/2021	2,043	2,232
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	4,730	4,683
Tempur Sealy International
6.875%, 12/15/2020	1,470	1,610
Time
5.750%, 04/15/2022 (A)	600	606
Toys R Us
10.375%, 08/15/2017	5,775	4,851
UCI International
8.625%, 02/15/2019	1,110	1,055
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	4,770	4,937
Univision Communications (A)
8.500%, 05/15/2021	2,020	2,240
7.875%, 11/01/2020	2,350	2,585
Vail Resorts
6.500%, 05/01/2019	1,190	1,251
Videotron
5.000%, 07/15/2022	2,275	2,338
Viking Cruises
8.500%, 10/15/2022 (A)	160	177
Visant
10.000%, 10/01/2017	575	536
VTR Finance BV
6.875%, 01/15/2024 (A)	2,300	2,470
Wave Holdco
8.250%, 07/15/2019 (A)	381	391
William Carter
5.250%, 08/15/2021 (A)	145	151
William Lyon Homes
5.750%, 04/15/2019 (A)	2,145	2,199
WMG Acquisition (A)
6.750%, 04/15/2022	3,275	3,275
6.000%, 01/15/2021	601	621
5.625%, 04/15/2022	940	946
Wynn Las Vegas
4.250%, 05/30/2023 (A)	479	463

		384,945

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 3.2%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	$705	$767
Albertson’s
8.700%, 05/01/2030	360	360
8.000%, 05/01/2031	4,645	4,529
7.750%, 06/15/2026	160	157
7.450%, 08/01/2029	2,105	1,994
Aramark Services
5.750%, 03/15/2020	2,250	2,379
B&G Foods
4.625%, 06/01/2021	440	441
Big Heart Pet Brands
7.625%, 02/15/2019	2,725	2,840
BI-LO
8.625%, 09/15/2018 (A)	945	959
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	2,250	2,357
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	2,610	2,786
Central Garden and Pet
8.250%, 03/01/2018	5,905	6,126
Chiquita Brands International
7.875%, 02/01/2021	1,007	1,096
Cott Beverages
5.375%, 07/01/2022 (A)	1,150	1,153
Crestview DS Merger Sub II
10.000%, 09/01/2021 (A)	1,071	1,197
Darling Ingredients
5.375%, 01/15/2022 (A)	1,535	1,592
Diamond Foods
7.000%, 03/15/2019 (A)	900	943
Elizabeth Arden
7.375%, 03/15/2021	3,200	3,384
Fleming
10.125%, 04/01/2008 (B)	1,043	—
Harbinger Group
7.875%, 07/15/2019	4,700	5,141
7.750%, 01/15/2022	573	586
Hearthside Group Holdings
6.500%, 05/01/2022 (A)	150	150
HJ Heinz
4.250%, 10/15/2020	1,405	1,414
JBS Investments GmbH
7.750%, 10/28/2020 (A)	1,510	1,616
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	2,071
Pantry
8.375%, 08/01/2020	1,325	1,431
Post Holdings
7.375%, 02/15/2022 (A)	540	584
7.375%, 02/15/2022	1,080	1,168
6.750%, 12/01/2021 (A)	720	765
6.000%, 12/15/2022 (A)	2,104	2,146
Rite Aid
7.700%, 02/15/2027	2,345	2,620
6.750%, 06/15/2021	1,475	1,597
Roundy’s Supermarkets
10.250%, 12/15/2020 (A)	535	565
Smithfield Foods
6.625%, 08/15/2022	550	602
Spectrum Brands
6.750%, 03/15/2020	665	713

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.625%, 11/15/2022	$1,165	$1,261
6.375%, 11/15/2020	515	554
SUPERVALU
6.750%, 06/01/2021	5,070	5,222
Vector Group
7.750%, 02/15/2021	2,595	2,764

		68,030

Energy — 11.8%
Access Midstream Partners
6.125%, 07/15/2022	620	685
4.875%, 05/15/2023	380	400
4.875%, 03/15/2024	1,200	1,267
American Greetings
7.375%, 12/01/2021	555	589
Antero Resources Finance
5.375%, 11/01/2021	420	436
Arch Coal
8.000%, 01/15/2019 (A)	1,580	1,564
7.250%, 06/15/2021	880	642
7.000%, 06/15/2019	450	341
Athlon Holdings
6.000%, 05/01/2022 (A)	5,080	5,258
Atlas Energy Holdings Operating
9.250%, 08/15/2021	2,050	2,214
7.750%, 01/15/2021	1,250	1,294
Atlas Pipeline Partners
6.625%, 10/01/2020	2,324	2,469
5.875%, 08/01/2023	750	763
4.750%, 11/15/2021	1,300	1,274
Atwood Oceanics
6.500%, 02/01/2020	1,090	1,162
Baytex Energy (A)
5.625%, 06/01/2024	3,510	3,523
5.125%, 06/01/2021	2,295	2,309
Berry Petroleum
6.375%, 09/15/2022	330	351
Bill Barrett
7.625%, 10/01/2019	2,200	2,370
7.000%, 10/15/2022	1,500	1,590
BreitBurn Energy Partners
8.625%, 10/15/2020	950	1,045
7.875%, 04/15/2022	6,075	6,576
Calumet Specialty Products Partners
7.625%, 01/15/2022	2,120	2,279
Carrizo Oil & Gas
7.500%, 09/15/2020	375	412
Chaparral Energy
8.250%, 09/01/2021	1,050	1,152
7.625%, 11/15/2022	715	772
CHC Helicopter
9.375%, 06/01/2021	3,100	3,309
Chesapeake Energy
6.875%, 11/15/2020	65	75
6.625%, 08/15/2020	1,170	1,346
6.125%, 02/15/2021	260	291
4.875%, 04/15/2022	3,165	3,276
3.468%, 04/15/2019 (D)	305	308
Chesapeake Midstream Partners
5.875%, 04/15/2021	305	326

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CONSOL Energy
5.875%, 04/15/2022 (A)	$420	$440
Continental Resources
4.500%, 04/15/2023	500	534
Crestwood Midstream Partners
7.750%, 04/01/2019	2,575	2,762
6.125%, 03/01/2022 (A)	700	737
6.000%, 12/15/2020	3,200	3,360
Crosstex Energy
7.125%, 06/01/2022	409	474
Denbury Resources
5.500%, 05/01/2022	815	833
4.625%, 07/15/2023	515	500
Eagle Rock Energy Partners
8.375%, 06/01/2019	3,850	4,158
El Paso MTN
7.750%, 01/15/2032	320	350
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,600	3,843
Energy Transfer Equity
5.875%, 01/15/2024 (A)	2,264	2,366
5.875%, 01/15/2024	2,865	2,994
Energy XXI Gulf Coast
7.500%, 12/15/2021	3,365	3,601
6.875%, 03/15/2024 (A)	1,450	1,479
EP Energy
9.375%, 05/01/2020	1,435	1,643
7.750%, 09/01/2022	750	846
EV Energy Partners
8.000%, 04/15/2019	1,310	1,376
EXCO Resources
8.500%, 04/15/2022	1,095	1,183
Exterran Holdings
7.250%, 12/01/2018	1,860	1,962
Exterran Partners
6.000%, 04/01/2021	1,940	1,959
FTS International
6.250%, 05/01/2022 (A)	2,875	2,940
Genesis Energy
5.750%, 02/15/2021	750	780
Gibson Energy
6.750%, 07/15/2021 (A)	3,750	4,059
Global Partners
6.250%, 07/15/2022 (A)	3,620	3,620
Halcon Resources
9.750%, 07/15/2020	2,143	2,339
9.250%, 02/15/2022	310	339
8.875%, 05/15/2021	5,582	6,001
Hercules Offshore (A)
8.750%, 07/15/2021	355	375
7.500%, 10/01/2021	675	670
6.750%, 04/01/2022	480	457
Hiland Partners (A)
7.250%, 10/01/2020	2,634	2,871
5.500%, 05/15/2022	490	496
Hilcorp Energy I
5.000%, 12/01/2024 (A)	825	825
IronGate Energy Services
11.000%, 07/01/2018 (A)	400	414
Ithaca Energy
8.125%, 07/01/2019 (A)	400	400
Key Energy Services
6.750%, 03/01/2021	955	993
Kinder Morgan
5.000%, 02/15/2021 (A)	1,036	1,075

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kodiak Oil & Gas
8.125%, 12/01/2019	$995	$1,102
5.500%, 01/15/2021	15	16
5.500%, 02/01/2022	110	114
Laredo Petroleum
7.375%, 05/01/2022	765	855
5.625%, 01/15/2022	950	982
Legacy Reserves
8.000%, 12/01/2020	2,040	2,193
6.625%, 12/01/2021	1,125	1,142
6.625%, 12/01/2021 (A)	430	436
Lightstream Resources
8.625%, 02/01/2020 (A)	315	331
Linn Energy
8.625%, 04/15/2020	215	232
7.750%, 02/01/2021	1,820	1,963
7.250%, 11/01/2019 (A)	2,900	3,038
MarkWest Energy Partners
6.500%, 08/15/2021	310	335
5.500%, 02/15/2023	740	788
MEG Energy (A)
7.000%, 03/31/2024	565	623
6.500%, 03/15/2021	616	653
6.375%, 01/30/2023	3,135	3,331
Memorial Production Partners
7.625%, 05/01/2021	5,200	5,441
Memorial Resource Development
5.875%, 07/01/2022 (A)	3,605	3,632
Midstates Petroleum
10.750%, 10/01/2020	5,390	6,118
9.250%, 06/01/2021	2,795	3,068
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,700	1,326
Millennium Offshore Services Superholdings
9.500%, 02/15/2018 (A)	925	985
Murray Energy
8.625%, 06/15/2021 (A)	2,150	2,327
NGL Energy Partners
6.875%, 10/15/2021 (A)	1,600	1,704
Northern Blizzard Resources
7.250%, 02/01/2022 (A)	1,470	1,514
Northern Oil and Gas
8.000%, 06/01/2020	1,695	1,809
NuStar Logistics
6.750%, 02/01/2021	1,000	1,110
Oasis Petroleum
6.875%, 03/15/2022 (A)	2,070	2,256
Ocean Rig UDW
7.250%, 04/01/2019 (A)	1,865	1,846
Offshore Group Investments
7.125%, 04/01/2023	1,060	1,076
Pacific Drilling
5.375%, 06/01/2020 (A)	1,200	1,176
PDC Energy
7.750%, 10/15/2022	2,415	2,693
Peabody Energy
6.250%, 11/15/2021	2,430	2,421
Penn Virginia Resource Partners
8.375%, 06/01/2020	2,348	2,656
6.500%, 05/15/2021	2,100	2,289

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pioneer Energy Services
6.125%, 03/15/2022 (A)	$1,465	$1,518
QR Energy
9.250%, 08/01/2020	665	727
Range Resources
5.000%, 08/15/2022	1,500	1,590
5.000%, 03/15/2023	1,845	1,965
Regency Energy Partners
5.875%, 03/01/2022	3,505	3,807
5.750%, 09/01/2020	35	38
5.500%, 04/15/2023	510	533
Rice Energy
6.250%, 05/01/2022 (A)	2,575	2,639
RKI Exploration & Production
8.500%, 08/01/2021 (A)	520	564
Rockies Express Pipeline (A)
6.000%, 01/15/2019	3,590	3,761
5.625%, 04/15/2020	1,625	1,674
Rose Rock Midstream
5.625%, 07/15/2022 (A)	4,291	4,345
Rosetta Resources
5.875%, 06/01/2022	1,050	1,097
Sabine Pass Liquefaction
6.250%, 03/15/2022 (A)	3,025	3,290
5.750%, 05/15/2024 (A)	525	547
5.625%, 02/01/2021	3,095	3,273
5.625%, 04/15/2023	6,900	7,193
Samson Investment
10.750%, 02/15/2020 (A)	1,540	1,623
Sanchez Energy
6.125%, 01/15/2023 (A)	175	181
SandRidge Energy
8.125%, 10/15/2022	2,744	3,022
7.500%, 03/15/2021	3,656	3,962
7.500%, 02/15/2023	6,340	6,879
SESI LLC
7.125%, 12/15/2021	1,400	1,579
Seventy Seven Energy
6.500%, 07/15/2022 (A)	645	661
Southern Energy
0.000%, 08/01/2020 (B)	450	5
Summit Midstream Holdings
7.500%, 07/01/2021	1,175	1,281
Tesoro Logistics
6.125%, 10/15/2021	465	496
5.875%, 10/01/2020	650	686
5.875%, 10/01/2020 (A)	395	417
Trinidad Drilling
7.875%, 01/15/2019 (A)	250	264
Tullow Oil
6.000%, 11/01/2020 (A)	555	576
Ultra Petroleum
5.750%, 12/15/2018 (A)	1,400	1,470
Unit
6.625%, 05/15/2021	2,000	2,135
Vanguard Natural Resources
7.875%, 04/01/2020	370	401
Whiting Petroleum
5.750%, 03/15/2021	1,650	1,807
Williams
8.750%, 03/15/2032	595	776
Williams, Ser A
7.500%, 01/15/2031	790	934
YPF
8.750%, 04/04/2024 (A)	1,335	1,389

		250,408

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 6.6%
AAF Holdings
12.000%, 07/01/2019 (A)	$954	$979
Ally Financial
8.000%, 03/15/2020	1,498	1,820
8.000%, 11/01/2031	1,230	1,571
7.500%, 09/15/2020	1,670	2,012
6.250%, 12/01/2017	890	995
3.500%, 01/27/2019	3,610	3,645
2.908%, 07/18/2016 (D)	445	457
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,066
American International Group
8.175%, 05/15/2058 (D)	1,290	1,777
A-S Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,250	3,433
Bank of America (D)
8.000%, 12/29/2049	1,675	1,854
5.125%, 12/31/2049	1,917	1,924
Barclays Bank
7.625%, 11/21/2022	1,310	1,495
CIT Group
6.625%, 04/01/2018 (A)	250	281
5.500%, 02/15/2019 (A)	2,570	2,785
5.250%, 03/15/2018	1,360	1,460
4.250%, 08/15/2017	130	136
3.875%, 02/19/2019	795	807
Citigroup (D)
6.300%, 12/29/2049	3,910	3,983
5.950%, 12/29/2049	1,950	1,970
City National Bank
9.000%, 08/12/2019	3,384	4,051
Corrections Corp of America ‡
4.625%, 05/01/2023	830	813
4.125%, 04/01/2020	945	938
Credit Acceptance
6.125%, 02/15/2021 (A)	4,050	4,232
Credit Suisse Group (A)
7.500%, 12/11/2048	2,775	3,072
6.250%, 12/29/2049 (D)	910	913
Crown Castle International
5.250%, 01/15/2023	865	902
CTR Partnership ‡
5.875%, 06/01/2021 (A)	3,715	3,743
CyrusOne
6.375%, 11/15/2022	500	539
Denali Borrower
5.625%, 10/15/2020 (A)	1,395	1,479
Geo Group ‡
5.875%, 01/15/2022	1,050	1,103
GLP Capital
4.875%, 11/01/2020 (A)	643	662
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	7,093	7,430
Hockey Merger Sub 2
7.875%, 10/01/2021 (A)	4,470	4,788
International Lease Finance
6.250%, 05/15/2019	1,620	1,814
5.875%, 04/01/2019	2,770	3,047
Jefferies Finance
6.875%, 04/15/2022 (A)	2,645	2,671
JPMorgan Chase (D)
7.900%, 04/29/2049	1,967	2,198

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.750%, 08/29/2049	$1,570	$1,684
5.150%, 04/05/2023	5,010	4,803
Kennedy-Wilson
8.750%, 04/01/2019	3,550	3,841
5.875%, 04/01/2024	2,300	2,335
Lloyds Banking Group
7.500%, 12/01/2099 (D)	3,950	4,203
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,200	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,810	1,855
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,424
Nationstar Mortgage
6.500%, 08/01/2018	1,350	1,391
6.500%, 07/01/2021	1,525	1,529
NSG Holdings
7.750%, 12/15/2025 (A)	2,000	2,160
Nuveen Investments
9.500%, 10/15/2020 (A)	2,070	2,453
Omega Healthcare Investors
4.950%, 04/01/2024 (A)	1,155	1,180
Opal Acquisition
8.875%, 12/15/2021 (A)	6,400	6,736
Popular
7.000%, 07/01/2019	1,420	1,441
RBS Capital Trust I
2.099%, 12/29/2049 (D)	1,615	1,615
Realogy
7.625%, 01/15/2020 (A)	530	584
RHP Hotel Properties ‡
5.000%, 04/15/2021	2,508	2,502
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	780	792
Sabra Health Care ‡
5.500%, 02/01/2021	2,215	2,326
THC Escrow
6.000%, 10/01/2020	1,665	1,807
TransUnion Holding
9.625%, 06/15/2018	625	658
8.125%, 06/15/2018	813	849
UPCB Finance III
6.625%, 07/01/2020 (A)	650	692
USI
7.750%, 01/15/2021 (A)	3,630	3,730
Walter Investment Management
7.875%, 12/15/2021 (A)	1,342	1,402
Wells Fargo
7.980%, 03/15/2018 (D)	1,950	2,218
Wilton Re Finance
5.875%, 03/30/2033 (A) (D)	1,900	1,981
XL Capital
6.500%, 12/31/2049 (D)	2,210	2,182

		140,218

Health Care — 6.2%
21st Century Oncology
9.875%, 04/15/2017	555	511
8.875%, 01/15/2017	610	630
Acadia Healthcare
12.875%, 11/01/2018	1,250	1,494

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.125%, 03/15/2021	$1,000	$1,050
5.125%, 07/01/2022 (A)	1,600	1,604
Alere
6.500%, 06/15/2020	215	226
Amsurg
5.625%, 11/30/2020	1,795	1,813
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,340	3,624
Biomet
6.500%, 08/01/2020	4,501	4,850
6.500%, 10/01/2020	1,000	1,067
CHS
8.000%, 11/15/2019	1,075	1,177
7.125%, 07/15/2020	3,035	3,285
6.875%, 02/01/2022 (A)	1,040	1,102
5.125%, 08/01/2021 (A)	205	210
Crimson Merger Sub
6.625%, 05/15/2022 (A)	1,395	1,385
DaVita HealthCare Partners
6.625%, 11/01/2020	675	717
5.125%, 07/15/2024	5,005	5,036
DJO Finance
9.875%, 04/15/2018	2,080	2,246
8.750%, 03/15/2018	480	516
7.750%, 04/15/2018	2,780	2,919
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	1,375	1,499
Gates Global
6.000%, 07/15/2022 (A)	1,180	1,180
Grifols Worldwide Operations
5.250%, 04/01/2022 (A)	3,889	4,035
HCA
7.500%, 02/15/2022	4,570	5,273
6.500%, 02/15/2020	910	1,024
5.875%, 03/15/2022	2,050	2,222
5.000%, 03/15/2024	9,268	9,396
4.750%, 05/01/2023	900	899
3.750%, 03/15/2019	1,000	1,009
HCA Holdings
7.750%, 05/15/2021	3,121	3,421
6.250%, 02/15/2021	350	376
Healthsouth
7.750%, 09/15/2022	327	357
Hologic
6.250%, 08/01/2020	4,000	4,220
Immucor
11.125%, 08/15/2019	5,245	5,848
IMS Health
6.000%, 11/01/2020 (A)	785	824
Kindred Healthcare
6.375%, 04/15/2022 (A)	4,790	4,814
Kinetic Concepts
12.500%, 11/01/2019	660	759
10.500%, 11/01/2018	2,260	2,554
Lantheus Medical Imaging
9.750%, 05/15/2017	1,385	1,439
LifePoint Hospitals
5.500%, 12/01/2021 (A)	1,440	1,508
Mallinckrodt International Finance
4.750%, 04/15/2023	790	768
MModal
10.750%, 08/15/2020 (A) (B)	1,760	158

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MPH Acquisition Holdings
6.625%, 04/01/2022 (A)	$4,185	$4,384
Par Pharmaceutical
7.375%, 10/15/2020	2,935	3,155
Physio-Control International
9.875%, 01/15/2019 (A)	333	368
Salix Pharmaceuticals
6.000%, 01/15/2021 (A)	3,799	4,074
Select Medical
6.375%, 06/01/2021 (A)	1,155	1,207
Tenet Healthcare
8.125%, 04/01/2022	4,250	4,919
8.000%, 08/01/2020	2,160	2,341
6.750%, 02/01/2020	1,455	1,580
5.000%, 03/01/2019 (A)	955	968
4.750%, 06/01/2020	1,000	1,023
4.500%, 04/01/2021	415	418
Trinseo Materials Operating SCA
8.750%, 02/01/2019	4,315	4,649
Truven Health Analytics
10.625%, 06/01/2020	1,591	1,746
United Surgical Partners International
9.000%, 04/01/2020	1,000	1,104
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,033	1,116
7.000%, 10/01/2020	1,342	1,426
6.750%, 08/15/2021	905	964
5.625%, 12/01/2021	355	365
Valeant Pharmaceuticals International Escrow (A)
7.500%, 07/15/2021)	3,095	3,428
6.375%, 10/15/2020	655	696
WellCare Health Plans
5.750%, 11/15/2020	3,785	4,031

		133,007

Industrials — 9.3%
ACCO Brands
6.750%, 04/30/2020	1,845	1,933
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	1,000	1,070
Actuant
5.625%, 06/15/2022	3,000	3,150
ADT
6.250%, 10/15/2021	3,010	3,191
4.125%, 04/15/2019	1,000	1,006
3.500%, 07/15/2022	330	300
AerCap Ireland Capital
4.500%, 05/15/2021 (A)	3,637	3,701
Air Canada
7.750%, 04/15/2021 (A)	3,200	3,400
Air Medical Group Holdings
9.250%, 11/01/2018	3,026	3,223
Aircastle
7.625%, 04/15/2020	1,360	1,588
Aleris International
10.000%, 12/15/2016 (B)	1,800	—
Aleris International PIK
9.000%, 12/15/2014 (B)	725	—
Algeco Scotsman Global Finance (A)
10.750%, 10/15/2019	2,920	3,008

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.500%, 10/15/2018	$820	$871
Allegiant Travel
5.500%, 07/15/2019	3,270	3,323
Alliant Techsystems
5.250%, 10/01/2021 (A)	410	423
Allison Transmission
7.125%, 05/15/2019 (A)	4,155	4,446
Alphabet Holding PIK
7.750%, 11/01/2017	4,200	4,336
Altegrity
9.500%, 07/01/2019 (A)	955	955
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,340	1,387
Amsted Industries
5.000%, 03/15/2022 (A)	950	950
APX Group
8.750%, 12/01/2020	4,475	4,542
8.750%, 12/01/2020 (A)	260	265
6.375%, 12/01/2019	3,357	3,483
Avis Budget Car Rental
5.500%, 04/01/2023	2,283	2,334
4.875%, 11/15/2017	55	57
BE Aerospace
5.250%, 04/01/2022	700	762
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	845	902
Boart Longyear Management Properties (A)
10.000%, 10/01/2018	2,000	2,090
7.000%, 04/01/2021	4,090	3,067
Bombardier (A)
6.125%, 01/15/2023	1,560	1,607
6.000%, 10/15/2022	3,000	3,075
5.750%, 03/15/2022	825	846
Briggs & Stratton
6.875%, 12/15/2020	1,500	1,676
Builders FirstSource
7.625%, 06/01/2021 (A)	1,448	1,549
Building Materials Corp of America (A)
7.500%, 03/15/2020	300	319
6.750%, 05/01/2021	620	668
Carlson Travel Holdings
7.500%, 08/15/2019 (A)	645	658
CDW
8.500%, 04/01/2019	1,715	1,856
Cenveo
6.000%, 08/01/2019 (A)	5,575	5,575
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,300	1,502
CEVA Group (A)
9.000%, 09/01/2021	1,000	1,032
7.000%, 03/01/2021	1,235	1,269
Clean Harbors
5.250%, 08/01/2020	4,095	4,223
CNH Industrial Capital
3.625%, 04/15/2018	815	832
Covanta Holding
5.875%, 03/01/2024	1,560	1,613
CPG Merger
8.000%, 10/01/2021 (A)	1,675	1,763
Delta Air Lines Pass-Through Trust, Ser 2011-1, Cl B
7.125%, 10/15/2014 (A)	1,800	1,828

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DigitalGlobe
5.250%, 02/01/2021	$4,375	$4,331
Esterline Technologies
7.000%, 08/01/2020	300	321
FGI Operating
7.875%, 05/01/2020	895	953
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	4,113	4,344
Gardner Denver
6.875%, 08/15/2021 (A)	1,085	1,139
GenCorp
7.125%, 03/15/2021	1,160	1,267
General Cable
6.500%, 10/01/2022 (A)	865	880
Gibraltar Industries
6.250%, 02/01/2021	787	818
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,087	1,141
H&E Equipment Services
7.000%, 09/01/2022	420	464
HD Supply
11.500%, 07/15/2020	2,000	2,405
11.000%, 04/15/2020	510	601
8.125%, 04/15/2019	1,235	1,357
7.500%, 07/15/2020	2,592	2,832
Hertz
7.500%, 10/15/2018	1,260	1,320
5.875%, 10/15/2020	620	648
Interline Brands PIK
10.000%, 11/15/2018	280	300
International Lease Finance
4.625%, 04/15/2021	175	181
Iron Mountain
7.750%, 10/01/2019	1,250	1,367
6.000%, 08/15/2023	715	773
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	740	814
JCH Parent
10.500%, 03/15/2019 (A)	320	321
Kratos Defense & Security Solutions
7.000%, 05/15/2019 (A)	790	822
Manitowoc
8.500%, 11/01/2020	910	1,015
Marquette Transportation
10.875%, 01/15/2017	1,292	1,369
Masonite International
8.250%, 04/15/2021 (A)	1,420	1,548
Meritor
6.750%, 06/15/2021	1,015	1,092
6.250%, 02/15/2024	340	356
Milacron
7.750%, 02/15/2021 (A)	1,375	1,506
Mueller Water Products
8.750%, 09/01/2020	468	520
Navios South American Logistics
7.250%, 05/01/2022 (A)	1,405	1,461
Navistar International
8.250%, 11/01/2021	1,225	1,279
Nielsen Finance
5.000%, 04/15/2022 (A)	2,350	2,368
4.500%, 10/01/2020	1,290	1,300
Nielsen Luxembourg SARL
5.500%, 10/01/2021 (A)	685	707

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nortek
8.500%, 04/15/2021	$2,675	$2,956
Oshkosh
5.375%, 03/01/2022 (A)	75	77
Polymer Group
7.750%, 02/01/2019	1,290	1,371
6.875%, 06/01/2019 (A)	900	915
Quality Distribution
9.875%, 11/01/2018	400	428
RSC Equipment Rental
8.250%, 02/01/2021	3,459	3,848
Seminole Tribe of Florida
6.535%, 10/01/2020 (A)	500	558
Sensata Technologies BV (A)
6.500%, 05/15/2019	4,093	4,353
4.875%, 10/15/2023	1,600	1,588
ServiceMaster
7.250%, 03/01/2038	2,990	2,833
7.000%, 08/15/2020	620	660
Stena
7.000%, 02/01/2024 (A)	2,065	2,199
syncreon Group BV
8.625%, 11/01/2021 (A)	2,101	2,133
Tempel Steel
12.000%, 08/15/2016 (A)	860	851
Terex
6.500%, 04/01/2020	615	668
6.000%, 05/15/2021	2,785	3,001
Tervita
8.000%, 11/15/2018 (A)	4,025	4,186
TRAC Intermodal
11.000%, 08/15/2019	1,745	1,998
TransDigm (A)
6.500%, 07/15/2024	3,780	3,936
6.000%, 07/15/2022	4,040	4,151
5.500%, 10/15/2020	1,600	1,626
Triumph Group
5.250%, 06/01/2022 (A)	1,745	1,749
4.875%, 04/01/2021	860	858
United Air Lines, Ser 95A1
9.020%, 04/19/2012 (B) (C) (I) (J)	270	71
3.000%, 10/19/2018	423	113
United Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	1,500	1,562
United Rentals North America
8.250%, 02/01/2021	165	184
7.625%, 04/15/2022	325	365
7.375%, 05/15/2020	525	580
6.125%, 06/15/2023	3,250	3,486
5.750%, 11/15/2024	3,045	3,163
Vander Intermediate Holding II
9.750%, 02/01/2019 (A)	550	586
Watco
6.375%, 04/01/2023 (A)	2,260	2,305
West
5.375%, 07/15/2022 (A)	1,095	1,084
Wise Metals Group
8.750%, 12/15/2018 (A)	625	678
Wise Metals Intermediate Holdings
9.750%, 06/15/2019 (A)	420	428

		197,122

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 6.4%
ACI Worldwide
6.375%, 08/15/2020 (A)	$525	$553
Activision Blizzard
5.625%, 09/15/2021 (A)	6,200	6,681
Advanced Micro Devices
7.500%, 08/15/2022	4,390	4,736
6.750%, 03/01/2019 (A)	1,005	1,072
Alcatel-Lucent USA (A)
8.875%, 01/01/2020	1,550	1,755
6.750%, 11/15/2020	375	399
Amkor Technology
6.625%, 06/01/2021	461	491
6.375%, 10/01/2022	2,575	2,742
Anixter
5.625%, 05/01/2019	455	489
Aspect Software
10.625%, 05/15/2017	785	825
Audatex North America (A)
6.125%, 11/01/2023	3,955	4,222
6.000%, 06/15/2021	905	966
Avaya (A)
10.500%, 03/01/2021	1,631	1,505
9.000%, 04/01/2019	2,220	2,306
7.000%, 04/01/2019	1,140	1,140
BCP Singapore VI Cayman Financing
8.000%, 04/15/2021 (A)	365	373
Belden
5.500%, 09/01/2022 (A)	1,135	1,175
Blackboard
7.750%, 11/15/2019 (A)	725	758
BMC Software Finance
8.125%, 07/15/2021 (A)	4,230	4,352
Boxer Parent
9.000%, 10/15/2019 (A)	1,990	1,940
Carlson Wagonlit BV
6.875%, 06/15/2019 (A)	955	1,027
CommScope (A)
5.500%, 06/15/2024	1,615	1,641
5.000%, 06/15/2021	85	87
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,810	1,932
Eagle Midco
9.000%, 06/15/2018 (A)	2,985	3,082
EarthLink Holdings
7.375%, 06/01/2020	1,950	2,079
Entegris
6.000%, 04/01/2022 (A)	2,350	2,421
Epicor Software
8.625%, 05/01/2019	2,780	2,992
Equinix
4.875%, 04/01/2020	2,175	2,229
First Data
12.625%, 01/15/2021	1,604	1,975
11.750%, 08/15/2021	8,364	9,921
11.250%, 01/15/2021	4,245	4,956
8.875%, 08/15/2020 (A)	1,670	1,847
8.250%, 01/15/2021 (A)	1,280	1,402
7.375%, 06/15/2019 (A)	3,745	4,021
6.750%, 11/01/2020 (A)	2,175	2,354
First Data PIK
8.750%, 01/15/2022 (A)	7,510	8,289

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data Holdings PIK
14.500%, 09/24/2019 (A)	$550	$611
Freescale Semiconductor
10.750%, 08/01/2020	130	147
Hughes Satellite Systems
7.625%, 06/15/2021	3,255	3,727
Infor Software Parent
7.125%, 05/01/2021 (A)	2,745	2,807
Infor US
9.375%, 04/01/2019	3,380	3,764
j2 Global
8.000%, 08/01/2020	1,925	2,084
Magnachip Semiconductor
6.625%, 07/15/2021	915	904
Micron Technology
5.875%, 02/15/2022 (A)	1,950	2,091
NCR
6.375%, 12/15/2023 (A)	3,215	3,488
5.875%, 12/15/2021 (A)	1,300	1,372
5.000%, 07/15/2022	1,675	1,696
NeuStar
4.500%, 01/15/2023	1,949	1,686
NXP BV (A)
5.750%, 02/15/2021	3,230	3,396
5.750%, 03/15/2023	435	457
3.750%, 06/01/2018	265	266
Perstorp Holding
8.750%, 05/15/2017 (A)	1,235	1,325
Sabre
8.500%, 05/15/2019 (A)	1,131	1,255
SPCM
6.000%, 01/15/2022 (A)	1,311	1,399
STATS ChipPAC
4.500%, 03/20/2018 (A)	2,206	2,223
Sungard Availability Services Capital
8.750%, 04/01/2022 (A)	940	874
SunGard Data Systems
7.625%, 11/15/2020	360	392
7.375%, 11/15/2018	364	384
6.625%, 11/01/2019	800	842
VeriSign
4.625%, 05/01/2023	900	889
Viasystems
7.875%, 05/01/2019 (A)	770	814
WEX
4.750%, 02/01/2023 (A)	2,825	2,733
Zayo Group
10.125%, 07/01/2020	1,370	1,586
8.125%, 01/01/2020	2,180	2,376

		136,323

Materials — 5.3%
AK Steel
7.625%, 05/15/2020	1,545	1,591
ArcelorMittal
6.125%, 06/01/2018	2,195	2,409
6.000%, 03/01/2021	375	406
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,585	1,678
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)	2,421	2,494
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,260	2,503
7.000%, 11/15/2020	77	79

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 06/30/2021	$1,576	$1,574
3.211%, 12/15/2019 (A) (D)	695	693
Ashland
4.750%, 08/15/2022	1,435	1,442
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (A)	1,185	1,292
Ball
5.000%, 03/15/2022	1,150	1,179
BOE Intermediate Holding
9.000%, 11/01/2017 (A)	1,102	1,155
BOE Merger PIK
9.500%, 11/01/2017 (A)	1,715	1,807
BWAY Holding
10.000%, 06/15/2018	815	859
Celanese US Holdings
4.625%, 11/15/2022	4,055	4,075
Cemex
7.250%, 01/15/2021 (A)	2,810	3,091
Cemex Finance
6.000%, 04/01/2024 (A)	945	984
Consolidated Container
10.125%, 07/15/2020 (A)	1,285	1,291
Constellium
5.750%, 05/15/2024 (A)	250	262
Cornerstone Chemical
9.375%, 03/15/2018 (A)	4,280	4,526
Eagle Spinco
4.625%, 02/15/2021 (A)	780	774
Eldorado
6.125%, 12/15/2020 (A)	1,125	1,136
Essar Steel Minnesota
11.500%, 05/15/2020 (A)	420	425
First Quantum Minerals (A)
7.250%, 05/15/2022	760	792
7.000%, 02/15/2021	736	757
6.750%, 02/15/2020	736	758
FMG Resources Property (A)
8.250%, 11/01/2019	1,695	1,845
6.875%, 02/01/2018	510	536
6.875%, 04/01/2022	2,123	2,277
Graphic Packaging International
4.750%, 04/15/2021	1,154	1,177
Hecla Mining
6.875%, 05/01/2021	2,200	2,184
Hexion US Finance
9.000%, 11/15/2020	385	393
8.875%, 02/01/2018	780	811
6.625%, 04/15/2020	1,880	1,993
Huntsman International
8.625%, 03/15/2020	435	471
8.625%, 03/15/2021	1,135	1,254
4.875%, 11/15/2020	490	507
IAMGOLD
6.750%, 10/01/2020 (A)	6,220	5,754
Ineos Finance (A)
8.375%, 02/15/2019	1,180	1,289
7.500%, 05/01/2020	1,560	1,698
Ineos Group Holdings (A)
6.125%, 08/15/2018	1,425	1,475
5.875%, 02/15/2019	5,010	5,135

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JMC Steel Group
8.250%, 03/15/2018 (A)	$1,130	$1,153
Kaiser Aluminum
8.250%, 06/01/2020	1,650	1,856
KGHM International
7.750%, 06/15/2019 (A)	2,690	2,888
Kissner Milling
7.250%, 06/01/2019 (A)	1,185	1,221
LSB Industries
7.750%, 08/01/2019	1,970	2,108
Mirabela Nickel (A)
9.500%, 06/20/2019 (C)	1,280	1,299
8.750%, 04/15/2018 (B)	2,420	557
Momentive Performance Materials PIK (C) (I) (J)
1.535%, 06/04/2017	2,473	62
New (A)
7.000%, 04/15/2020	600	641
6.250%, 11/15/2022	2,640	2,746
Nexeo Solutions
8.375%, 03/01/2018	750	758
Noranda Aluminum Acquisition
11.000%, 06/01/2019	355	352
Novelis
8.750%, 12/15/2020	190	211
8.375%, 12/15/2017	1,455	1,551
Packaging Dynamics
8.750%, 02/01/2016 (A)	1,379	1,416
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,115	1,176
PolyOne
7.375%, 09/15/2020	850	923
Rain CII Carbon (A)
8.250%, 01/15/2021	200	210
8.000%, 12/01/2018	270	284
Rayonier AM Products
5.500%, 06/01/2024 ‡( A)	295	300
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,458	977
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	490	495
Rockwood Specialties Group
4.625%, 10/15/2020	875	908
Ryerson
11.250%, 10/15/2018	360	401
9.000%, 10/15/2017	880	942
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (A)	300	334
6.625%, 04/15/2021 (A)	845	891
Scotts Miracle-Gro
6.625%, 12/15/2020	790	856
Sealed Air
8.375%, 09/15/2021 (A)	975	1,116
Signode Industrial Group Lux
6.375%, 05/01/2022 (A)	4,250	4,303
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,474
St. Barbara
8.875%, 04/15/2018 (A)	800	662
TPC Group
8.750%, 12/15/2020 (A)	4,830	5,349
Unifrax I
7.500%, 02/15/2019 (A)	600	627
Walter Energy
11.000%, 04/01/2020 (A)	700	581

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

9.875%, 12/15/2020	$3,745	$2,313
8.500%, 04/15/2021	2,105	1,179

		113,951

Telecommunication Services — 6.8%
Altice MTN
7.750%, 05/15/2022 (A)	5,910	6,309
Altice Financing
6.500%, 01/15/2022 (A)	930	990
CenturyLink
6.750%, 12/01/2023	5,075	5,544
5.800%, 03/15/2022	2,345	2,442
5.625%, 04/01/2020	1,460	1,540
Cincinnati Bell
8.750%, 03/15/2018	3,170	3,325
Cogent Communications Finance
5.625%, 04/15/2021 (A)	2,055	2,040
Cogent Communications Holdings
8.375%, 02/15/2018 (A)	775	827
Digicel Group (A)
8.250%, 09/01/2017	2,714	2,792
8.250%, 09/30/2020	4,940	5,385
7.125%, 04/01/2022	1,125	1,173
GCI
8.625%, 11/15/2019	875	924
6.750%, 06/01/2021	650	658
Gray Television
7.500%, 10/01/2020	1,390	1,498
Intelsat Jackson Holdings
7.500%, 04/01/2021	1,180	1,292
7.250%, 10/15/2020	3,310	3,566
6.625%, 12/15/2022	970	1,012
5.500%, 08/01/2023	3,292	3,276
Intelsat Luxembourg
8.125%, 06/01/2023	3,650	3,947
7.750%, 06/01/2021	2,820	2,986
Level 3 Communications
8.875%, 06/01/2019	1,025	1,121
Level 3 Financing
8.625%, 07/15/2020	710	795
8.125%, 07/01/2019	845	922
7.000%, 06/01/2020	970	1,060
6.125%, 01/15/2021 (A)	1,320	1,414
Lynx I
5.375%, 04/15/2021 (A)	3,485	3,659
Lynx II
6.375%, 04/15/2023 (A)	2,490	2,702
NII International Telecom SCA
7.875%, 08/15/2019 (A)	1,675	1,449
Qwest Capital Funding
7.750%, 02/15/2031	415	429
Sable International Finance
8.750%, 02/01/2020 (A)	68	76
SBA Communications
4.875%, 07/15/2022 (A)	1,600	1,580
SBA Telecommunications
8.250%, 08/15/2019	113	118
5.750%, 07/15/2020	135	143
SoftBank
4.500%, 04/15/2020 (A)	3,886	3,949
Sprint (A)
7.875%, 09/15/2023	13,820	15,375
7.250%, 09/15/2021	2,315	2,552

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.125%, 06/15/2024	$5,050	$5,353
Sprint Capital
8.750%, 03/15/2032	4,415	5,099
6.900%, 05/01/2019	4,215	4,647
6.875%, 11/15/2028	4,964	5,014
Sprint Communications
9.000%, 11/15/2018 (A)	1,060	1,285
Telecom Italia
5.303%, 05/30/2024 (A)	860	861
T-Mobile USA
6.731%, 04/28/2022	2,445	2,638
6.633%, 04/28/2021	330	357
6.542%, 04/28/2020	875	945
6.500%, 01/15/2024	2,045	2,186
6.250%, 04/01/2021	735	781
6.125%, 01/15/2022	435	462
tw telecom holdings
6.375%, 09/01/2023	120	136
5.375%, 10/01/2022	635	695
5.375%, 10/01/2022	1,665	1,821
UPCB Finance V
7.250%, 11/15/2021 (A)	3,355	3,690
UPCB Finance VI
6.875%, 01/15/2022 (A)	1,752	1,914
Wind Acquisition Finance (A)
7.375%, 04/23/2021	1,315	1,404
7.250%, 02/15/2018	3,325	3,513
7.250%, 02/15/2018	310	327
6.500%, 04/30/2020	1,189	1,289
4.750%, 07/15/2020	4,625	4,660
Windstream
7.750%, 10/15/2020	500	542
7.750%, 10/01/2021	2,730	2,983
7.500%, 06/01/2022	745	811
7.500%, 04/01/2023	1,220	1,321
6.375%, 08/01/2023	560	568

		144,172

Utilities — 1.5%
AES
8.000%, 06/01/2020	325	391
7.375%, 07/01/2021	2,530	2,960
4.875%, 05/15/2023	215	213
3.241%, 06/01/2019 (D)	390	393
AES Gener
8.375%, 12/18/2073 (A) (D)	905	1,016
AmeriGas Finance
7.000%, 05/20/2022	5,448	6,034
Calpine (A)
7.875%, 07/31/2020	1,301	1,411
7.500%, 02/15/2021	994	1,078
6.000%, 01/15/2022	1,043	1,124
5.875%, 01/15/2024	760	800
Elwood Energy
8.159%, 07/05/2026	646	730
Enel
8.750%, 09/24/2073 (A) (D)	1,438	1,691
Ferrellgas
6.750%, 01/15/2022 (A)	96	100
6.500%, 05/01/2021	2,825	2,949
GenOn Americas Generation
9.125%, 05/01/2031	285	293

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/2023 (A)	$2,800	$2,954
Mirant Americas Generation LLC
8.500%, 10/01/2021 (B)	1,995	2,070
NRG Energy
8.250%, 09/01/2020	345	377
7.875%, 05/15/2021	2,480	2,750
6.250%, 07/15/2022 (A)	1,265	1,347
6.250%, 05/01/2024 (A)	1,385	1,447

		32,128

Total Corporate Obligations (Cost $1,548,906) ($ Thousands)		1,600,304

LOAN PARTICIPATIONS — 11.3%
Academy Sports Limited, Term Loan
4.500%, 08/03/2018	550	552
Accellent, Cov-Lite, 2nd Lien
7.500%, 03/11/2022	515	510
Accellent, 1st Lien Term Loan
4.500%, 03/12/2021	1,390	1,384
Affinion Group Holdings
6.750%, 10/08/2016	1,992	2,000
Air Medical Group Holdings, 1st Lien Term Loan
7.625%, 05/21/2018	2,810	2,810
Akorn, 1st Lien Term Loan B
4.500%, 04/16/2021	1,400	1,402
Albertson’s
0.000%, 06/25/2021 (G)	780	781
Alcatel Lucent, Term Loan C
4.500%, 01/29/2019	1,484	1,484
Alinta Cov-Lite, 1st Lien Term Loan
6.375%, 08/13/2019	2,541	2,580
Alinta, Delayed Term Loan
0.500%, 08/13/2018 (E)	167	3
Alliance Laundry System LLC, Term Loan B
4.250%, 12/07/2018	374	376
American Renal Holdings, Term Loan
8.500%, 02/20/2020	1,750	1,750
American Tire Distributors, 1st Lien Term Loan
0.000%, 06/19/2018 (G)	1	1
ANVC Merger, 1st Lien Term Loan
5.500%, 02/18/2021	1,895	1,900
Applied Systems, 1st Lien Term Loan
4.250%, 01/25/2021	3	3
Applied Systems, 2nd Lien Term Loan
7.500%, 01/24/2022	1,476	1,503
Arctic Glacier, Cov-Lite, 1st Lien
5.000%, 05/10/2019	1,043	1,036
Aricent, 2nd Lien Term Loan
9.500%, 04/14/2022	2,100	2,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Arizona Chemical, Cov-Lite, 2nd Lien Term Loan
0.000%, 06/10/2022 (G)	$384	$389
Aspect Software
7.250%, 05/07/2016	1,109	1,118
Associated Partners, 1st Lien Term Loan
6.522%, 12/21/2015 (C)	2,250	2,256
Associated Partners, Delayed Draw Term Loan
6.652%, 12/21/2015 (C)	2,250	2,256
Astoria Generating, Cov-Lite, Term Loan
8.500%, 10/26/2017	4,997	5,134
Asurion LLC, 2nd Lien Term Loan
8.500%, 03/03/2021	1,600	1,658
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/2021	795	798
Atlas Energy, Term Loan B
6.500%, 07/31/2019	697	707
Avast Software LLC, 1st Lien Term Loan
5.000%, 03/20/2020	800	800
Avaya
6.500%, 03/31/2018	490	490
Avaya, Term Loan B3
4.727%, 10/26/2017	490	479
Azure Midstream, 1st Lien Term Loan B
6.500%, 11/15/2018	337	339
BJ’s Wholesale Club
4.500%, 09/26/2019	778	778
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	867	887
Bowie Resources, 1st Lien Term Loan
6.750%, 08/16/2020	2,028	2,048
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/2020	1,496	1,481
Caesars Gowth Properties Holdings LLC, 1st Lien
6.250%, 05/08/2021	800	800
Carestream Health, Cov-Lite, 1st Lien Term Loan
5.000%, 06/07/2019	2,069	2,070
0.000%, 06/07/2019 (G)	1,195	1,196
Carestream Health, Cov-Lite, 2nd Lien Term Loan
9.500%, 12/07/2019	2,018	2,058
0.000%, 12/07/2019 (G)	330	337
Carestream Health, 1st Lien Term Loan
5.000%, 06/07/2019	1	1
CD&R Millennium
0.000%, 06/27/2022 (G)	2,285	2,262
Cengage Learning Acquisitions, 1st Lien Term Loan
7.000%, 03/31/2020	1,484	1,500
0.000%, 03/31/2020 (G)	813	822

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ceridian, 1st Lien Term Loan B
4.401%, 08/14/2015	$967	$968
Ceva Group PLC, 1st Lien Term Loan
6.500%, 03/19/2021	499	489
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	214	210
Ceva Logistics, 1st Lien Term Loan
6.500%, 03/19/2021	37	36
Chief Exploration
7.500%, 05/16/2021	1,100	1,122
City Center Holdings LLC, Cov-Lite, 1st Lien Term Loan B
5.000%, 10/16/2020	2,512	2,528
CKX, Term Loan B
9.000%, 06/21/2017	421	373
Clear Channel Communications, 1st Lien Term Loan B
3.800%, 01/29/2016	1,492	1,481
Clear Channel Communications, 1st Lien Term Loan D
6.900%, 01/22/2019	6,111	6,076
0.000%, 01/22/2019 (G)	2,230	2,218
Community Health Services, 1st Lien Term Loan D
4.250%, 01/27/2021	800	804
Crestwood Holdings LLC, 1st Lien Term Loan B
7.000%, 05/24/2019	1,455	1,476
CSM Bakery Supplies Cov-Lite, 1st Lien Term Loan
4.750%, 05/22/2020	1,380	1,385
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	1,190	1,202
DAE Aviation Holdings, 1st Lien Term Loan
7.750%, 08/05/2019	1,000	1,015
5.000%, 11/02/2018	2,298	2,319
Dell, 1st Lien Term Loan
4.500%, 04/29/2020	2,316	2,327
Dex Media West LLC
8.000%, 10/24/2014	1,587	1,466
Diamond Foods, Cov-Lite, 1st Lien
4.250%, 08/20/2018	838	837
0.000%, 08/20/2018 (G)	50	50
Empire Generating
5.250%, 03/12/2021	1,845	1,861
Endurance International, 1st Lien
5.000%, 11/09/2019	1,690	1,690
Entegris, 1st Lien Term Loan B
3.500%, 04/30/2021	1,195	1,185
Evergreen Skillsoft, 1st Lien
4.500%, 04/28/2021	1,380	1,379
Fender Musical Instruments, 1st Lien Term Loan
5.750%, 04/03/2019	356	359

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Advantage, Cov-Lite, Term Loan B
6.250%, 02/13/2019	$495	$493
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/2019 (C)	600	594
Flint Group, 2nd Lien Term Loan D
0.000%, 06/30/2016 (G)	1,605	1,613
FMG Resources Property, Cov-Lite, 1st Lien
3.750%, 06/30/2019	6	6
Foresight Energy LLC, Cov-Lite, 1st Lien Term Loan B
5.500%, 08/21/2020	1,057	1,061
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	2,490	2,488
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/2020	721	721
GCA Services Group, Cov-Lite, 2nd Lien Term Loan
9.250%, 10/11/2020	560	566
Gentiva Health Services, 1st Lien Term Loan B
6.500%, 10/18/2019	1,167	1,165
Global Aviation Holdings (B)
10.000%, 07/13/2017	1,869	—
3.000%, 02/13/2018	611	—
GOGO LLC
11.250%, 06/21/2017	894	939
Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/04/2021	900	903
Grifols Worldwide Operations, 2nd Lien Term Loan B
3.150%, 02/27/2021	1,475	1,472
Gymboree, Cov-Lite, 1st Lien Term Loan
5.000%, 02/23/2018	340	291
Harrah’s Entertainment, Extended Term Loan B6
5.402%, 01/28/2018	737	688
Hearthside Food Solutions, LLC, 1st Lien, Term Loan
4.500%, 08/17/2021	520	523
0.000%, 08/17/2021 (G)	175	176
Hillman, 1st Lien Term Loan B
0.000%, 06/30/2021 (G)	305	306
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	1,873	1,869
Hilton Worldwide Finance
3.500%, 10/26/2020	80	80
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.500%, 10/26/2020	107	107
Hostess Brands
6.750%, 04/09/2020	1,570	1,627

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hub International, 1st Lien Term Loan B
4.250%, 10/02/2020	$1,990	$1,991
Ikaria, 2nd Lien
8.750%, 02/14/2022	390	397
IMG Worldwide, 1st Lien Term Loan
5.250%, 05/06/2021	550	553
IMG Worldwide, Cov-Light, 1st Lien Term Loan
5.250%, 05/06/2021	50	50
Infor US, 1st Lien Term Loan B
3.750%, 06/03/2020	1,397	1,386
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	700	712
Integra Telecom, Term Loan B
5.250%, 02/22/2019	1,333	1,340
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	1,035	1,043
Interline Brands
4.000%, 03/17/2021	560	557
0.000%, 03/17/2021(G)	80	80
Internet Brands, Cov-Lite, 2nd Lien Term Loan
0.000%, 06/27/2022 (G)	2,290	2,277
Intrawest, 1st Lien Term Loan
5.500%, 12/09/2020	1,021	1,037
ION Trading Technologies, 2nd Lien Term Loan
7.250%, 06/10/2022	2,150	2,157
J Crew Group, 1st Lien
4.000%, 03/05/2021	1,721	1,697
0.000%, 03/05/2021 (G)	135	133
J Crew Group, Term Loan B
4.000%, 03/05/2021	794	783
JC Penney, Cov-Lite, 1st Lien Term Loan B
6.000%, 05/21/2018	1,045	1,056
KCA Deutag Drilling, 1st Lien Term Loan B
6.250%, 05/13/2020	1,035	1,030
Kindred Healthcare
4.000%, 04/09/2021	2,315	2,316
Landest Software, 1st Lien
5.000%, 02/25/2020	2	2
Learning Care Group, 1st Lien
5.500%, 05/05/2021	1	1
Light Tower Fiber LLC, Term Loan
8.000%, 04/12/2021	220	222
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 07/19/2020	2,500	2,537
Marine District Finance, 1st Lien
6.750%, 08/15/2018	1,441	1,457
Mashantucket Pequot Tribe, 1st Lien Term Loan
9.375%, 06/30/2020	3,534	3,413
Mauser-Werke GMBH, Cov-Lite, Term Loan
0.000%, 06/21/2025 (G)	640	637

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Medical Card, Term Loan
12.000%, 09/17/2015	$1,316	$1,289
MedQuist, Term Loan B
9.000%, 08/15/2019 (B)	4,797	3,768
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	300	—
Millennium Labortories LLC, 1st Lien Term Loan B
5.250%, 04/16/2021	1,965	1,983
MISYS, 1st Lien Term Loan
5.000%, 12/12/2018	1,191	1,199
MISYS, 2nd Lien
12.000%, 06/12/2019	1,250	1,429
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
5.500%, 11/19/2019	1,329	1,349
Moxie Liberty LLC, 1st Lien Term Loan B1
7.500%, 08/21/2020	2,755	2,824
Moxie Patriot LLC, 1st Lien Term Loan B1
6.750%, 12/19/2020	780	800
NANA Development, 1st Lien Term Loan
8.000%, 03/15/2018	502	497
National Financial Partners, 1st Lien Term Loan B
5.250%, 07/01/2020	5	5
Navistar International
5.750%, 08/17/2017	556	566
0.000%, 08/17/2017 (G)	1,047	1,067
Nelson Education Limited, Term Loan B1
2.734%, 07/05/2014 (B)	913	753
NexTech Systems, 1st Lien
6.000%, 10/28/2018 (C)	1,136	1,113
Nuveen Investments, 2nd Lien Term Loan B
6.500%, 02/28/2019	1,705	1,719
Obsidian Natural Gas Trust
7.000%, 11/02/2015	727	733
Ocean, Cov-Lite, 1st Lien Term Loan B1
6.000%, 03/31/2021	2,569	2,609
Offshore Group Investments
5.000%, 10/25/2017	515	512
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	2,266	2,270
Ortho-Clinical Diagnostics, 1st Lien Term Loan B
0.000%, 06/30/2021 (G)	795	801
Ortho-Clinical Diagnostics, Bridge Loan F
0.000%, 03/25/2058(G)	2,390	2,390
Otter Products
5.750%, 05/29/2020	1,180	1,169
Oxbow Carbon & Minerals, 2nd Lien
8.000%, 01/19/2020	1,250	1,277
Pacific Drilling, 1st Lien Term Loan
4.500%, 05/18/2018	1,980	1,986

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Panda Sherman Power LLC, Term Loan
9.000%, 09/14/2018	$1,650	$1,687
Panda Temple Power LLC, 1st Lien Term Loan B
7.250%, 04/03/2019	805	821
Panolam Industries International
7.250%, 08/23/2017	713	711
Panolam Industries International, 1st Lien Term Loan
7.250%, 08/23/2017	3	3
Peak, Cov-Lite, 2nd Lien Term Loan
0.000%, 06/10/2022 (G)	2,300	2,296
Performance Food Group, Cov-Lite, 2nd Lien Term Loan
6.250%, 11/07/2019	596	602
Pierre Foods, 2nd Lien Term Loan
9.500%, 10/02/2017	2,793	2,690
Polymer Group, 1st Lien Term Loan B
5.250%, 12/19/2019	1,272	1,284
0.000%, 12/19/2019 (G)	675	682
Post Holdings, 1st Lien Term Loan B
3.750%, 06/02/2021	340	343
Presidio, 1st Lien Term Loan B
5.000%, 03/31/2017	2,057	2,065
Raven Power Finance LLC, 1st Lien Term Loan B
5.250%, 12/19/2020	943	943
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	1,670	1,486
Rexam PLC, 1st Lien Term Loan
4.250%, 05/03/2021	205	205
Rexam PLC, 2nd Lien Term Loan
8.000%, 05/02/2022	75	75
Rite Aid, 2nd Lien Term Loan
5.750%, 07/07/2020	727	742
Road Infrastructure Investments, 2nd Lien Term Loan
7.750%, 09/30/2021	300	298
Royal Adhesives and Sealants LLC, Term Loan
5.500%, 07/31/2018	1,467	1,479
Salix Pharmaceuticals, 1st Lien Term Loan
4.250%, 01/02/2020	641	645
Samson Investments
5.000%, 09/25/2018	1,595	1,592
Seadrill Partners LLC, 1st Lien Term Loan B
4.000%, 02/21/2021	2,517	2,499
Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/2018	2,189	2,212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shields Finance, 1st Lien Term Loan B
5.000%, 01/29/2021	$4	$4
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	1,386	1,409
Skillsoft, Cov-Lite, 2nd Lien
7.750%, 04/28/2022	4,267	4,233
Smart & Final, 1st Lien Term Loan, Cov-Lite
4.750%, 11/15/2019	2	2
Steinway Musical Instruments, 1st Lien Term Loan
4.750%, 09/19/2019	784	781
0.000%, 09/19/2019 (G)	190	189
SUPERVALU, Cov-Lite, 1st Lien Term Loan B
4.500%, 03/21/2019	4,981	4,974
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	2,254	2,268
Targus Group International, Term Loan B
12.000%, 05/24/2016	1	1
Templar Energy Cov-Lite, 2nd Lien Term Loan
8.000%, 11/25/2020	2,300	2,277
0.000%, 11/25/2020 (G)	480	475
Texas Competitive Electric Holdings, Extending Term Loan
4.651%, 10/10/2017	1,677	1,370
Texas Competitive Electric Holdings, Term Loan
4.651%, 10/10/2014	9,470	7,794
0.000%, 10/10/2014 (G)	325	268
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	2,687	2,681
0.000%, 10/25/2020 (G)	200	199
Toys R Us-Delaware
6.000%, 08/21/2019	2,204	2,116
Trans Union LLC, 1st Lien Term Loan
4.000%, 04/09/2021	500	500
Travelport LLC
5.500%, 06/21/2018	417	416
Travelport LLC, 1st Lien Revolving Credit
0.000%, 06/21/2018 (E)	583	1
Travelport LLC, 2nd Lien Term Loan 1
9.500%, 01/31/2016	1,340	1,377
Travelport LLC, Term Loan
6.250%, 06/26/2019	1,774	1,813
Travelport, 2nd Lien
8.375%, 12/01/2016	1,127	1,136
True Religion Apparel, Term Loan
5.875%, 07/30/2019	783	733
TSAM Delaware LLC, 1st Lien
8.750%, 09/12/2019 (C)	975	965
US Shipping, 1st Lien Term Loan
9.000%, 04/11/2018	775	787

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vertafore
9.750%, 10/27/2017	$560	$571
Visteon, Term Loan B
0.000%, 04/09/2021 (G)	1,230	1,220
Wilton Brands, 1st Lien Term Loan
7.500%, 08/30/2018	1,439	1,384
WTG Holdings III
4.750%, 01/15/2021	1,496	1,497
Zayo Group LLC, Term Loan B
4.000%, 07/02/2019	898	898
Ziggo, 1st Lien Term Loan B1
3.250%, 01/15/2022 (G)	16	16

Total Loan Participations (Cost $241,578) ($ Thousands)		240,070

COLLATERALIZED DEBT OBLIGATIONS — 8.9%

Financials — 1.3%
Battalion CLO, Ser 2012-3A, Cl SUB
0.000%, 01/18/2025 (A)	2,303	2,067
Battalion CLO, Ser 2013-4A
0.000%, 10/22/2025	5,640	5,076
Battalion CLO, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)	3,274	2,900
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.725%, 08/01/2021 (A) (D)	18,260	17,164

		27,207

Other Asset-Backed Securities — 7.6%
B&M CLO, Ser 2014-1A, Cl E
5.980%, 04/16/2026 (A) (D)	2,480	2,109
B&M CLO, Ser 2014-1A, Cl C
3.980%, 04/16/2026 (A) (D)	2,108	2,002
B&M CLO, Ser 2014-1A, Cl D
4.980%, 04/16/2026 (A) (D)	3,471	3,105
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 01/20/2026	2,528	2,402
Benefit Street Partners CLO IV
0.00%, 01/20/2026	2,462	2,290
Benefit Street Partners CLO V
0.00%, 01/20/26	1,497	1,497
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	15,948
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/2025	2,930	2,857
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
6.478%, 04/28/2026 (A) (D)	3,482	3,320

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Lakes CLO, Ser 2014-1A, Cl F
6.217%, 04/15/2025 (A) (D)	$2,480	$2,220
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)	.2,457	.2,211
Great Lakes CLO, Ser 2012-1A, Cl E
5.727%, 01/15/2023 (A) (D)	2,811	2,656
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 01/15/2023 (A)	6,943	6,526
Hildene CLO II, Ser 2014-2A, Cl C
3.124%, 07/19/2026 (A) (D)	1,987	1,932
Hildene CLO II, Ser 2014-2A, Cl D
3.924%, 07/19/2026 (A) (D)	1,987	1,888
Hildene CLO II, Ser 2014-2A, Cl E
5.324%, 07/19/2026 (A) (D)	1,987	1,819
Ivy Hill Middle Market Credit Fund, Ser 7A
0.000%, 10/20/2025 (A)	3,198	3,046
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.247%, 01/20/2021 (A) (D)	1,990	1,987
KKR CLO Trust, Ser 2012-1A, Cl C
4.731%, 12/15/2024 (A) (D)	2,941	2,948
KVK CLO Ser 2012-2A, Cl SUB
0.000%, 02/10/2025 (A)	2,471	2,175
MidOcean Credit CLO, Ser 2014-3A, Cl F
6.230%, 07/21/2026 (A) (D)	1,968	1,737
Neuberger Berman CLO VXI, Ser 2014-16A
0.000%, 04/15/2026	2,450	2,107
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 01/23/2024 (A)	447	259
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.000%, 04/15/2026	163	139
Newstar Trust, Ser 2007-1A, Cl A1
0.468%, 09/30/2022 (A) (D)	4,737	4,614
NXT Capital CLO, Ser 2012-1A, Cl E
7.726%, 07/20/2022 (A) (D)	2,417	2,417
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)	2,615	2,301

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

Peaks CLO 1, Ser 2014-1A, Cl D
4.653%, 06/15/2026 (A) (D)	$985	$905
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.475%, 08/01/2024 (A) (D)	.62,523	.58,146
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)	7,935	6,646
Shackleton CLO, Ser 2014-VI
0.000%, 07/17/2026 (A)	6,987	6,987
Trinitas CLO I, Ser 2014-1A, Cl SUB
0.000%, 04/15/2026 (A)	3,507	3,429
Trinitas CLO II, Ser 2014-2A, Cl D
4.031%, 07/15/2026 (A) (D)	771	726
Venture X CLO, Ser 2013-12A, Cl SUB
0.000%, 02/28/2024 (A)	2,693	2,316
Venture XIV CLO, Ser 2013-14A, Cl SFN
0.000%, 08/25/2025 (A)	105	74
Venture XIV CLO, Ser 2013-14A
0.000%, 08/25/2025 (A)	1,728	1,659
Venture XVI CLO, Ser 2014-16A
0.000%, 04/15/2026	2,062	1,969
Total Collateralized Debt Obligations (Cost $174,996) ($ Thousands)		188,576

PREFERRED STOCK — 1.7%
Ally Financial, 7.000% (A) (D)	34,745	15,334
Aspen Insurance Holdings, 5.950% (D)	86,000	2,141
Ceva Holdings, 5.750% (C) *	1,214	1,366
Chesapeake Energy *(A)	721	913
Citigroup, 6.880% (D)	113,100	3,070
Dana Holding, 4.000% *(A)	5,478	1,130
Dominion Resources, 6.380% *	44,000	2,315
Exelon, 6.500% *	25,150	1,357
Intelsat, 5.750%	6,450	328
RBS Capital Funding Trust V, 5.900%	38,579	930
RBS Capital Funding Trust VII, 6.080%	46,259	1,115
Regions Financial, 6.380%	131,800	3,299
Royal Bank of Scotland Group, 6.600%	52,257	1,273
SandRidge Energy, 7.000% *	4,800	531
SLM, 1.930% (D)	15,457	1,184

Total Preferred Stock (Cost $32,091) ($ Thousands)		36,286

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.8%
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035	$6,455	$5,681
Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/2047	2,055	1,628
Golden State Tobacco Securitization, Ser A-2, RB Callable 06/01/2022 @ 100
5.300%, 06/01/2037	845	664
New Jersey State,Tobacco Settlement Financing, Ser 1A, RB Callable 06/01/2017 @ 100
5.000%, 06/01/2029	410	344
5.000%, 06/01/2041	7,350	5,452
4.750%, 06/01/2034	4,035	3,032

Total Municipal Bonds (Cost $16,690) ($ Thousands)		16,801

CONVERTIBLE BONDS — 0.2%
Equinix CV to 11.8599
4.750%, 06/15/2016	143	365
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,098	2,620
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,670	1,088
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	—
Salix Pharmaceuticals CV to 15.1947
1.500%, 03/15/2019	348	683

Total Convertible Bonds (Cost $4,216) ($ Thousands)		4,756

COMMON STOCK * — 0.2%
Aventine Renewable Energy Holdings	1,411	20
Cengage Learning Holdings II (C)	2,408	82
Ceva Holdings (C)	561	631
Dana Holding	67,046	1,637
Global Aviation Holdings, Cl A	97,655	—
HMH Holdings Delaware (C)	63,251	1,212
VSS AHC, Cl A (C) (I) (J)	27,106	327

Total Common Stock (Cost $4,585) ($ Thousands)		3,909

ASSET-BACKED SECURITIES — 0.1%

Other Asset-Backed Securities — 0.1%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
0.702%, 03/15/2019 (D)	1,117	525

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.330%, 07/25/2025 (A) (D)	$1,974	$1,834

Total Asset-Backed Securities (Cost $2,653) ($ Thousands)		2,359

	Number Of Warrants

WARRANTS * — 0.0%
Alion Science & Technology, Expires: 03/15/17	1,790	—
CUI Acquisition (C) (I) (J)	47,444	480
CUI Acquisition, Cl J (C) (I)	1	90
Medical Card Systems	14,662	—

Total Warrants (Cost $4,033) ($ Thousands)		570

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.080% **† (F)	6,082	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **†	41,948,762	41,949

Total Cash Equivalent (Cost $41,949) ($ Thousands)		41,949

Total Investments — 100.4% (Cost $2,071,703) ($ Thousands) ‡‡		$2,135,586

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

A list of the outstanding centrally cleared swap agreements held by the Fund at June 30, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.21	BUY	5.00	12/20/18	16,672	$(296)

For the period ended June 30, 2014, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $2,127,992 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2014.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2014 was $12,805 ($ Thousands) and represented 0.60% of Net Assets.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2014. The date reported on the Schedule of Investments is the final maturity date.

(E)	Unfunded bank loan. Interest rate not available

(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $6 ($ Thousands).

(G)	Unsettled bank loan. Interest rate not available

(H)	This security or a partial position of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $6 ($ Thousands).

(I)	Securities considered restricted. The total value of such securities as of June 30, 2014 was $1,031 ($ Thousands) and represented 0.05% of Net Assets.

(J)	Securities considered illiquid. The total value of such securities as of June 30, 2014 was $941 ($ Thousands) and represented 0.04% of Net Assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

‡‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $2,071,703 ($ Thousands), and the unrealized appreciation and depreciation were $97,236 ($ Thousands) and $(33,353) ($ Thousands), respectively.

A list of restricted securities held by the Fund as of June 30, 2014, is as follows:

	Number of Warrants/ Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$1	0.00%
CUI Acquisition Warrants	47,444	09/06/11	09/06/11	4,033	480	0.02
CUI Acquisition Warrants, CL J	1	09/06/11	09/06/11	—	90	0.01
Momentive Performance Materials PIK	2,473	12/07/10	12/07/10	2,373	62	0.00
United Air Lines	270	10/30/06	10/30/06	188	71	0.00
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	327	0.02

				$7,079	$1,031	0.05%

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2014

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,598,739	$1,565	$1,600,304
Loan Participations	—	225,035	15,035	240,070
Collateralized Debt Obligations	—	—	188,576	188,576
Preferred Stock	4,407	30,513	1,366	36,286
Municipal Bonds	—	16,801	—	16,801
Convertible Bonds	—	4,754	2	4,756
Common Stock	1,657	1,294	958	3,909
Asset-Backed Securities	—	2,359	—	2,359
Warrants	—	—	570	570
Affiliated Partnership	—	6	—	6
Cash Equivalent	41,949	—	—	41,949

Total Investments in Securities	$48,013	$1,879,501	$208,072	$2,135,586

Other Financial Instruments	Level 1	Level 2	Level 3(1)	Total
Credit Default Swaps Depreciation*	$—	$(296)	$—	$(296)

Total Other Financial Instruments	$—	$(296)	$—	$(296)

*	Swaps are valued at the unrealized depreciation on the instrument.

(1)	Of the $208,072 ($ Thousands) in Level 3 securities as of June 30, 2014, $11,333 or 5.45% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Collateralized Debt Obligations	Preferred Stock	Convertible Bonds	Common Stock	Warrants
Beginning balance as of October 1, 2013	$2,110	$20,725	$189,596	$1,001	$2	$738	$570
Accrued discounts/premiums	25	14	(1,042)	—	—	—	—
Realized gain/(loss)	7	(5)	16,933	—	7	64	—
Change in unrealized appreciation/(depreciation)	(2,062)	33	(6,358)	365	—	305	—
Purchases	1,771	7,434	66,416	—	—	—	—
Sales	(145)	(12,245)	(76,969)	—	(7)	(149)	—
Transfer into Level 3	—	7,491	—	—	—	—	—
Transfer out of Level 3	(141)	(8,412)	—	—	—	—	—

Ending balance as of June 30, 2014	$1,565	$15,035	$188,576	$1,366	$2	$958	$570

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$(1,625)	$(1,654)	$2,461	$546	$—	$409	$—

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Real Return Fund

June 30, 2014

Description	Face Amount/Shares ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	$13,583	$15,206
2.500%, 07/15/2016	18,310	19,870
2.375%, 01/15/2017	15,862	17,353
2.125%, 01/15/2019	13,160	14,821
2.000%, 01/15/2016	18,711	19,727
1.875%, 07/15/2015	19,148	19,887
1.625%, 01/15/2018	14,349	15,650
1.375%, 07/15/2018	14,152	15,464
0.125%, 04/15/2016	37,739	38,729
0.125%, 04/15/2017	42,486	43,946
0.125%, 04/15/2018	47,250	48,808
0.125%, 04/15/2019	17,136	17,644

Total U.S. Treasury Obligations (Cost $285,750) ($ Thousands)		287,105

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **†	1,544,770	1,545

Total Cash Equivalent (Cost $1,545) ($ Thousands)		1,545

Total Investments — 99.7% (Cost $287,295) ($ Thousands) ‡		$288,650

Percentages are based on a Net Assets of $289,564 ($ Thousands)

** The rate shown is the 7-day effective yield as of June 30, 2014.

† Investment in Affiliated Security.

Cl — Class

‡

At June 30, 2014, the tax basis cost of the Fund’s investments was $287,295 ($ Thousands), and the unrealized appreciation and depreciation were $1,907 ($ Thousands) and $(552) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$287,105	$—	$287,105
Cash Equivalent	1,545	—	—	1,545

Total Investments in Securities	$1,545	$287,105	$—	$288,650

During the period ended June 30, 2014, there have been no transfers between

Level 1 and Level 2 assets and liabilities.

During the period ended June 30, 2014, there have been no transfers between

Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 97.8%
Avenue Credit Strategies Fund, Cl I	4,191,409	$49,878
Blackrock Global Long/Short Credit Fund, Cl I	5,255,701	57,760
Diamond Hill Long/Short Fund, Cl Y	1,651,985	39,400
Driehaus Active Income Fund, Cl I	4,535,503	48,666
Driehaus Select Credit Fund	2,677,211	27,334
FPA Crescent Fund, Cl R	1,344,395	46,543
Gabelli ABC Fund, Cl AAA	2,693,242	27,956
Gabelli Enterprise Mergers, Cl Y	537,909	7,386
MainStay Marketfield Fund, Cl I	1,924,178	34,385
Merger Fund, Cl I	3,460,145	56,920
Robeco Boston Partners Long/Short Research Fund, Cl I	3,287,464	48,983
Wasatch Long/Short Fund, Cl R	2,046,881	34,674

Total Registered Investment Companies (Cost $457,201) ($ Thousands)		479,885

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	10,547,348	10,547

Total Cash Equivalent (Cost $10,547) ($ Thousands)		10,547

Total Investments — 99.9% (Cost $467,748) ($ Thousands)‡		$490,432

Percentages are based on Net Assets of $490,839 ($Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2014.

†	Investment in Affiliated Security.

Cl — Class

‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $467,748 ($ Thousands), and the unrealized appreciation and depreciation were $23,256 ($ Thousands) and ($572) ($ Thousands), respectively.

As of June 30, 2014, all of the Fund’s investments were considered Level 1, of the fair value hierarchy, in accordance with the authoritative guidance under GAAP.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 16.4%

Sovereign Debt — 16.4%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 4/15/2018	EUR	22,712	$32,738
Canada Government International Bond
2.375%, 9/10/2014		1,250	1,255
1.625%, 2/27/2019		500	501
0.875%, 2/14/2017		1,200	1,203
Chile Government International Bond
3.875%, 8/5/2020		250	268
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 4/15/2020	EUR	14,715	22,899
1.500%, 4/15/2016	EUR	1,509	2,126
0.100%, 4/15/2023	EUR	38,325	54,240
Development Bank of Japan
5.125%, 2/1/2017		200	222
Export Development Canada
2.250%, 5/28/2015		250	255
0.750%, 12/15/2017		750	740
0.500%, 9/15/2015		1,250	1,254
FMS Wertmanagement AoeR
1.000%, 11/21/2017		950	945
0.625%, 4/18/2016		750	752
France Government Bond OAT
3.400%, 7/25/2029	EUR	376	739
3.150%, 7/25/2032	EUR	434	852
2.250%, 7/25/2020	EUR	1,358	2,167
2.100%, 7/25/2023	EUR	4,488	7,348
1.850%, 7/25/2027	EUR	503	817
1.800%, 7/25/2040	EUR	523	897
1.600%, 7/25/2015	EUR	496	696
1.300%, 7/25/2019	EUR	23,750	35,766
1.100%, 7/25/2022	EUR	9,160	13,819
1.000%, 7/25/2017	EUR	908	1,308
0.450%, 7/25/2016	EUR	400	559
0.250%, 7/25/2018 to 7/25/2024		13,470	19,012
Hydro-Quebec
2.000%, 6/30/2016		250	257
1.375%, 6/19/2017		150	151
Italy Buoni Poliennali Del Tesoro
2.600%, 9/15/2023	EUR	1,224	1,842
2.550%, 9/15/2041	EUR	523	730
2.350%, 9/15/2019 to 9/15/2035	EUR	1,187	1,726
2.150%, 9/15/2014	EUR	698	956
2.100%, 9/15/2016 to 9/15/2021	EUR	733	1,059
1.700%, 9/15/2018	EUR	304	438
Province of British Columbia
6.500%, 1/15/2026		250	330
2.000%, 10/23/2022		750	711

Description	Face Amount (1) (Thousands)/Shares		Market Value ($ Thousands)

Province of Ontario Canada
2.450%, 6/29/2022		250	$244
0.950%, 5/26/2015		250	251
Svensk Exportkredit
5.125%, 3/1/2017		150	166
United Kingdom GILT Inflation Linked
2.500%, 4/16/2020 to 7/17/2024	GBP	629	3,776
2.000%, 1/26/2035	GBP	432	1,526
1.875%, 11/22/2022	GBP	25,613	52,529
1.250%, 11/22/2017 to 11/22/2055	GBP	4,107	8,863
1.125%, 11/22/2037	GBP	258	563
0.750%, 11/22/2047	GBP	738	1,599
0.625%, 3/22/2040 to 11/22/2042	GBP	1,265	2,567
0.500%, 3/22/2050	GBP	240	491
0.375%, 3/22/2062	GBP	480	1,002
0.125%, 3/22/2024	GBP	8,280	14,643

Total Sovereign Debt (Cost $286,762) ($ Thousands)			299,798

COMMON STOCK — 2.9%

Consumer Discretionary — 0.3%
Amazon.com, Cl A *		210	68
Autonation *		925	55
Autozone *		115	62
Bed Bath & Beyond *		871	50
Best Buy		2,160	67
BorgWarner		609	40
Cablevision Systems, Cl A		2,692	48
CarMax *		974	51
CBS, Cl B		891	55
Chipotle Mexican Grill, Cl A *		131	78
Coach		2,031	69
Comcast, Cl A		1,101	59
Darden Restaurants		1,212	56
Delphi Automotive		1,026	71
DIRECTV *		748	64
Discovery Communications, Cl A *		611	45
Dollar General *		1,154	66
Dollar Tree *		1,222	66
DR Horton		2,237	55
Expedia		660	52
Family Dollar Stores		1,277	84
Ford Motor		2,814	49
Fossil Group *		541	57
GameStop, Cl A		1,141	46
Gannett		1,572	49
Gap		2,002	83
Garmin		1,579	96
General Motors		1,259	46
Genuine Parts		563	49
Goodyear Tire & Rubber		591	16
Graham Holdings, Cl B		90	65
H&R Block		2,909	97
Harley-Davidson, Cl A		750	52
Harman International Industries, Cl A		299	32
Hasbro		950	51
Home Depot		660	53

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

International Game Technology	5,664	$90
Interpublic Group	2,930	57
Johnson Controls	1,192	59
Kohl’s	1,084	57
L Brands	1,100	65
Leggett & Platt	2,324	79
Lennar, Cl A	1,255	53
Lowe’s	1,189	57
Macy’s	1,130	66
Marriott International, Cl A	1,390	89
Mattel	1,549	60
McDonald’s	711	72
Michael Kors Holdings *	798	71
NetFlix *	63	28
Newell Rubbermaid, Cl B	1,797	56
News *	3,347	60
Nike, Cl B	721	56
Nordstrom	882	60
Omnicom Group	1,019	73
O’Reilly Automotive *	451	68
PetSmart	770	46
priceline.com *	45	54
PulteGroup	2,869	58
PVH	529	62
Ralph Lauren, Cl A	318	51
Ross Stores	730	48
Scripps Networks Interactive, Cl A	899	73
Staples	5,706	62
Starbucks	728	56
Starwood Hotels & Resorts Worldwide	802	65
Target, Cl A	839	49
Tiffany	538	54
Time Warner	1,132	80
Time Warner Cable, Cl A	381	56
TJX	1,183	63
Tractor Supply	780	47
TripAdvisor *	606	66
Twenty-First Century Fox, Cl A	1,390	49
Urban Outfitters *	2,108	71
VF	892	56
Viacom, Cl B	751	65
Walt Disney	583	50
Whirlpool	397	55
Wyndham Worldwide	519	39
Wynn Resorts	141	29
Yum! Brands	892	73

		4,855

Consumer Staples — 0.4%
Altria Group	3,188	134
Archer-Daniels-Midland	2,391	106
Avon Products	5,745	84
Brown-Forman, Cl B	1,540	145
Campbell Soup	4,682	215
Clorox	2,249	206
Coca-Cola	5,019	213
Coca-Cola Enterprises	3,533	169
Colgate-Palmolive	2,381	162
ConAgra Foods	5,224	155
Constellation Brands, Cl A *	1,604	141
Costco Wholesale	969	112

Description	Shares	Market Value ($ Thousands)

CVS Caremark	2,373	$179
Dr Pepper Snapple Group	3,659	214
Estee Lauder, Cl A	2,003	149
General Mills, Cl A	3,893	205
Hershey	1,843	179
Hormel Foods	4,156	205
JM Smucker	1,476	157
Kellogg	2,746	180
Kimberly-Clark	1,728	192
Kraft Foods	3,022	181
Kroger	3,477	172
Lorillard	3,205	195
McCormick	3,079	220
Mead Johnson Nutrition, Cl A	1,595	149
Molson Coors Brewing, Cl B	2,464	183
Mondelez International, Cl A	5,619	211
Monster Beverage *	2,266	161
PepsiCo	1,678	150
Philip Morris International	1,529	129
Procter & Gamble	2,259	178
Reynolds American	3,768	227
Safeway	2,823	97
SYSCO, Cl A	5,912	221
Tyson Foods, Cl A	4,314	162
Walgreen	2,355	174
Wal-Mart Stores	1,615	121
Whole Foods Market	2,665	103

		6,536

Energy — 0.2%
Anadarko Petroleum, Cl A	913	100
Apache	962	97
Baker Hughes	1,250	93
Cabot Oil & Gas	2,952	101
Cameron International *	1,419	96
Chesapeake Energy	2,877	89
Chevron	824	108
ConocoPhillips	1,874	161
Consol Energy	1,613	74
Denbury Resources	6,027	111
Devon Energy	1,312	104
Diamond Offshore Drilling	2,198	109
EOG Resources	834	98
EQT	928	99
Exxon Mobil	1,312	132
FMC Technologies *	1,398	85
Halliburton	1,541	110
Helmerich & Payne	777	90
Hess	797	79
Kinder Morgan	3,199	116
Marathon Oil	2,383	95
Marathon Petroleum	836	65
Murphy Oil	1,363	91
Nabors Industries	2,958	87
National Oilwell Varco, Cl A	979	81
Newfield Exploration *	2,882	127
Noble Energy	1,386	107
Occidental Petroleum	1,154	118
Oneok	2,044	139
Peabody Energy	4,589	75
Phillips 66	826	66
Pioneer Natural Resources	370	85
QEP Resources	3,090	107
Range Resources	995	87

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Schlumberger, Cl A	1,258	$148
Southwestern Energy, Cl A *	2,367	108
Spectra Energy	3,735	159
Tesoro	1,406	83
Valero Energy	1,146	57
Williams	3,163	184

		4,121

Financials — 0.3%
Aflac	669	42
Allstate	963	57
American Express	700	66
American International Group	833	45
American Tower, Cl A †	1,028	93
Ameriprise Financial	614	74
Apartment Investment & Management, Cl A †	1,239	40
Assurant	976	64
AvalonBay Communities †	370	53
Bank of America	3,043	47
Bank of New York Mellon	1,378	52
BB&T	1,475	58
Berkshire Hathaway, Cl B *	465	59
BlackRock	239	76
Boston Properties †	488	58
Capital One Financial	700	58
CBRE Group, Cl A *	1,563	50
Charles Schwab	2,369	64
Chubb	727	67
Cincinnati Financial	2,017	97
Citigroup	679	32
CME Group	580	41
Comerica	1,055	53
Crown Castle International †	1,610	120
Discover Financial Services	1,159	72
E*Trade Financial *	2,457	52
Equity Residential †	941	59
Essex Property Trust †	340	63
Fifth Third Bancorp	3,134	67
Franklin Resources	783	45
General Growth Properties †	2,355	55
Genworth Financial, Cl A *	1,800	31
Goldman Sachs Group	268	45
Hartford Financial Services Group	1,315	47
HCP †	1,674	69
Health Care †	867	54
Host Hotels & Resorts †	3,192	70
Hudson City Bancorp, Cl A	4,255	42
Huntington Bancshares	5,352	51
IntercontinentalExchange Group	310	59
Invesco	1,903	72
JPMorgan Chase	755	43
KeyCorp	3,605	52
Kimco Realty †	2,593	60
Legg Mason	1,384	71
Leucadia National	2,506	66
Lincoln National	1,188	61
Loews	1,087	48
M&T Bank	449	56
Macerich †	1,104	74
Marsh & McLennan	1,756	91
McGraw-Hill	531	44

Description	Shares	Market Value ($ Thousands)

MetLife	873	$48
Moody’s	673	59
Morgan Stanley	1,399	45
NASDAQ OMX Group, Cl A	1,585	61
Navient	2,108	37
Northern Trust	820	53
People’s United Financial	3,326	50
Plum Creek Timber †	1,119	50
PNC Financial Services Group	592	53
Principal Financial Group, Cl A	1,244	63
Progressive	2,974	75
ProLogis †	1,289	53
Prudential Financial	570	51
Public Storage †	340	58
Regions Financial	5,512	58
Simon Property Group †	325	54
State Street	770	52
SunTrust Banks	1,338	53
T. Rowe Price Group	832	70
Torchmark, Cl A	643	53
Travelers	849	80
Unum Group	1,475	51
US Bancorp	1,531	66
Ventas †	761	49
Vornado Realty Trust †	658	70
Wells Fargo	1,097	58
Weyerhaeuser †	1,863	62
XL Group, Cl A	1,587	52
Zions Bancorporation	1,284	38

		4,707

Health Care — 0.3%
Abbott Laboratories	3,250	133
AbbVie	1,774	100
Aetna, Cl A	1,342	109
Agilent Technologies	1,375	79
Alexion Pharmaceuticals *	770	120
Allergan	887	150
AmerisourceBergen	1,216	88
Amgen, Cl A	1,015	120
Baxter International	1,783	129
Becton Dickinson	1,001	118
Biogen Idec *	231	73
Boston Scientific *	6,344	81
Bristol-Myers Squibb	2,520	122
C.R. Bard	1,009	144
Cardinal Health	1,831	126
CareFusion *	1,711	76
Celgene, Cl A *	1,198	103
Cerner *	2,136	110
Cigna	1,164	107
DaVita HealthCare Partners *	1,274	92
Dentsply International	1,986	94
Edwards Lifesciences, Cl A *	1,467	126
Eli Lilly	2,348	146
Express Scripts Holding *	1,303	90
Forest Laboratories, Cl A *	1,224	121
Gilead Sciences *	1,324	110
Hospira *	2,090	108
Humana	710	91
Intuitive Surgical *	307	127
Johnson & Johnson	1,072	112
Laboratory Corp of America Holdings *	954	98

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

McKesson	595	$111
Medtronic	1,811	116
Merck	2,621	152
Mylan *	2,116	109
Patterson	2,743	108
PerkinElmer	1,796	84
Pfizer	3,995	119
Quest Diagnostics	1,743	102
Regeneron Pharmaceuticals *	331	93
St. Jude Medical	1,964	136
Stryker	1,505	127
Tenet Healthcare *	2,141	100
Thermo Fisher Scientific	740	87
UnitedHealth Group	1,450	119
Varian Medical Systems *	1,374	114
Vertex Pharmaceuticals *	1,508	143
Waters *	1,193	125
WellPoint	1,014	109
Zimmer Holdings	1,217	126
Zoetis, Cl A	2,551	82

		5,665

Industrials — 0.2%
3M	528	76
ADT, Cl A	1,823	64
Boeing	707	90
C.H. Robinson Worldwide	1,277	81
Caterpillar, Cl A	615	67
Cintas	1,538	98
CSX	2,876	89
Cummins	374	58
Danaher, Cl A	910	72
Deere	725	66
Delta Air Lines, Cl A	1,401	54
Dover	786	71
Dun & Bradstreet	676	74
Emerson Electric	1,127	75
Equifax	1,030	75
Expeditors International of Washington	1,894	84
Fastenal, Cl A	2,002	99
FedEx	581	88
Flowserve	922	68
Fluor	896	69
General Dynamics	849	99
General Electric	2,213	58
Honeywell International	801	74
Illinois Tool Works	945	83
Iron Mountain	2,432	86
Jacobs Engineering Group *	1,059	56
Joy Global	916	56
Kansas City Southern	757	81
L-3 Communications Holdings	643	78
Lockheed Martin	290	47
Masco	3,321	74
Norfolk Southern	909	94
Northrop Grumman	759	91
PACCAR	1,085	68
Pall	857	73
Parker Hannifin, Cl A	653	82
Pitney Bowes	2,255	62
Precision Castparts	310	78
Quanta Services *	1,779	62
Raytheon	853	79

Description	Shares	Market Value ($ Thousands)

Republic Services	2,778	$105
Robert Half International	1,948	93
Rockwell Automation	815	102
Rockwell Collins	1,049	82
Roper Industries	388	56
Ryder System	976	86
Snap-on	540	64
Southwest Airlines, Cl A	4,540	122
Stanley Black & Decker	854	75
Stericycle, Cl A *	907	107
Textron	1,332	51
Union Pacific	856	85
United Parcel Service, Cl B	682	70
United Technologies	672	77
Waste Management	2,460	110
WW Grainger	266	68
Xylem	1,841	72

		4,424

Information Technology — 0.2%
Adobe Systems *	1,333	96
Akamai Technologies *	1,426	87
Alliance Data Systems *	225	63
Altera	2,530	88
Amphenol, Cl A	610	59
Analog Devices	1,415	77
Apple	1,148	107
Applied Materials	3,455	78
Autodesk, Cl A *	1,243	70
Automatic Data Processing	1,236	98
Broadcom, Cl A	2,356	87
CA	2,697	78
Cisco Systems	3,423	85
Citrix Systems *	1,207	76
Cognizant Technology Solutions, Cl A *	1,460	72
Computer Sciences	1,176	74
Corning, Cl B	3,400	75
eBay *	1,313	66
Electronic Arts *	1,687	61
EMC	2,540	67
F5 Networks, Cl A *	643	72
Facebook, Cl A *	800	54
Fidelity National Information Services, Cl B	1,370	75
First Solar *	548	39
Fiserv, Cl A *	1,220	74
Flir Systems	1,587	55
Google, Cl A *	126	74
Google, Cl C *	67	38
Harris	849	64
Hewlett-Packard	1,974	66
Intel	2,316	72
International Business Machines	503	91
Intuit	1,158	93
Jabil Circuit	3,548	74
Juniper Networks *	2,336	57
KLA-Tencor	1,029	75
Lam Research	1,034	70
Linear Technology	1,618	76
MasterCard, Cl A	1,158	85
Microchip Technology	1,617	79
Micron Technology *	1,195	39

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Microsoft	2,162	$90
Motorola Solutions	1,017	68
NetApp	2,048	75
Nvidia	4,153	77
Oracle, Cl B	2,124	86
Paychex	2,240	93
Qualcomm	1,313	104
Red Hat *	1,679	93
Salesforce.com *	1,084	63
SanDisk	768	80
Symantec, Cl A	4,377	100
Teradata *	1,941	78
Texas Instruments	1,935	92
Total System Services	2,623	82
VeriSign *	1,285	63
Visa, Cl A	345	73
Western Digital	821	76
Western Union	3,461	60
Xerox	5,181	64
Xilinx	1,139	54
Yahoo! *	1,891	66

		4,623

Materials — 0.2%
Air Products & Chemicals	1,352	174
Airgas	1,440	157
Alcoa	7,387	110
Allegheny Technologies	2,842	128
Avery Dennison	3,561	183
Ball	2,359	148
Bemis	4,254	173
CF Industries Holdings	519	125
Dow Chemical, Cl A	2,113	109
E.I. Du Pont de Nemours	1,696	111
Eastman Chemical	1,512	132
Ecolab	1,093	122
FMC	1,894	135
Freeport-McMoRan Copper & Gold, Cl B	2,651	97
International Flavors & Fragrances	1,619	169
International Paper	3,363	170
MeadWestvaco	3,651	161
Monsanto	1,214	151
Mosaic	3,072	152
Newmont Mining	7,545	192
Nucor	1,935	95
Owens-Illinois *	4,063	141
PPG Industries	740	155
Praxair	1,132	150
Sealed Air	3,899	133
Sherwin-Williams, Cl A	831	172
Sigma-Aldrich	1,578	160
United States Steel	3,975	104
Vulcan Materials	2,486	158

		4,167

Telecommunication Services — 0.4%
AT&T	44,546	1,575
CenturyTel	30,054	1,088
Frontier Communications	197,360	1,152
Verizon Communications	27,099	1,326
Windstream Holdings	133,493	1,330

		6,471

Description	Shares	Market Value ($ Thousands)

Utilities — 0.4%
AES	15,859	$247
AGL Resources	3,950	218
Ameren	6,424	263
American Electric Power	4,511	252
Centerpoint Energy	9,333	238
CMS Energy	8,242	257
Consolidated Edison	5,035	291
Dominion Resources	3,522	252
DTE Energy	3,434	267
Duke Energy	3,640	270
Edison International	4,542	264
Entergy	3,011	247
Exelon	5,541	202
FirstEnergy	6,835	237
Integrys Energy Group	4,449	316
NextEra Energy	2,502	256
NiSource	6,334	249
Northeast Utilities	5,933	281
NRG Energy	5,200	193
Pepco Holdings	7,327	201
PG&E	5,556	267
Pinnacle West Capital	5,247	304
PPL	6,672	237
Public Service Enterprise Group	6,520	266
SCANA	5,367	289
Sempra Energy	2,530	265
Southern	6,436	292
TECO Energy	15,208	281
Wisconsin Energy	6,018	282
Xcel Energy	8,583	277

		7,761

Total Common Stock (Cost $40,882) ($ Thousands)		53,330

FOREIGN COMMON STOCK — 2.9%

Australia — 0.2%
AGL Energy	13,899	203
ALS	4,596	38
APA Group	20,222	131
Asciano	5,498	29
ASX	950	32
Aurizon Holdings	9,275	44
BHP Billiton	1,444	49
Brambles	3,731	32
Caltex Australia	4,649	95
CFS Retail Property Trust Group †	17,960	35
Coca-Cola Amatil	6,171	55
Cochlear	2,066	120
Computershare	22,927	270
Crown Resorts	4,311	62
CSL	2,169	136
Fortescue Metals Group	10,069	41
Harvey Norman Holdings	22,915	67
Insurance Australia Group	7,664	42
Metcash, Cl A	17,072	42
Origin Energy	8,809	121
Qantas Airways *	27,446	33
Ramsay Health Care	3,903	168
REA Group	843	34
Rio Tinto	1,320	74

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Santos	7,343	$99
Scentre Group * †	11,669	35
Sonic Healthcare	6,780	111
SP AusNet, Cl Miscellaneous	122,879	154
Sydney Airport	4,696	19
Tabcorp Holdings	16,759	53
Tatts Group	26,867	83
Telstra, Cl B	40,064	197
Toll Holdings	6,200	30
TPG Telecom	14,333	75
Transurban Group	5,588	39
Treasury Wine Estates	19,143	91
Wesfarmers	1,475	58
Westfield †	3,250	22
Woodside Petroleum	2,705	105
Woolworths	3,001	100
WorleyParsons	4,350	71

		3,295

Austria — 0.0%
Andritz	1,380	80
Erste Group Bank	1,116	36
OMV	4,244	192
Telekom Austria	21,023	205
Vienna Insurance Group Wiener Versicherung Gruppe	974	52
Voestalpine	3,151	150

		715

Belgium — 0.1%
Ageas	983	39
Anheuser-Busch InBev	1,099	126
Belgacom	7,185	238
Colruyt	2,862	145
Delhaize Group	1,344	91
KBC Groep	675	37
Solvay	386	67
Telenet Group Holding *	2,272	130
UCB, Cl A	3,163	268
Umicore	2,024	94

		1,235

Canada — 0.3%
Agnico Eagle Mines	1,067	41
Agrium	572	53
Alimentation Couche Tard, Cl B	4,209	116
Atco, Cl I	3,268	159
Bank of Montreal	535	40
Bank of Nova Scotia, Cl C	668	45
Barrick Gold	1,727	32
BCE	3,420	155
Bell Aliant	4,261	112
BlackBerry *	16,172	166
Bombardier, Cl B	25,702	91
CAE	5,499	72
Cameco	1,287	25
Canadian National Railway	1,856	121
Canadian Pacific Railway	510	93
Canadian Tire, Cl A	691	66
Canadian Utilities, Cl A	4,940	185
Catamaran *	4,904	217
CGI Group, Cl A *	5,895	209
CI Financial	1,596	53

Description	Shares	Market Value ($ Thousands)

Crescent Point Energy, Cl F	1,225	$54
Dollarama	1,042	86
Empire, Cl A	1,710	116
Encana	2,274	54
Enerplus	2,352	59
Finning International	3,233	91
First Quantum Minerals (Canada)	3,335	71
Fortis, Cl Common Subscription Receipt	5,621	171
Franco-Nevada	1,000	58
George Weston	1,379	102
Gildan Activewear	1,192	70
H&R †	636	14
Husky Energy	1,708	55
Imperial Oil	528	28
Intact Financial, Cl Common Subscription Receipt	860	59
Loblaw	2,607	117
Magna International, Cl A	748	81
Metro, Cl A	1,162	72
National Bank of Canada	1,018	43
Open Text	3,997	192
Pengrowth Energy	7,109	51
Peyto Exploration & Development	777	29
Potash Corp of Saskatchewan	2,157	82
RioCan, Cl Trust Unit †	1,451	37
Rogers Communications, Cl B	1,908	77
Saputo	1,119	67
Shaw Communications, Cl B	4,071	105
Silver Wheaton, Cl H	353	9
SNC-Lavalin Group	1,501	79
Suncor Energy	689	30
Teck Resources, Cl B	2,423	55
TELUS	3,640	136
Thomson Reuters, Cl B	1,875	68
Tim Hortons	1,738	95
Toronto-Dominion Bank	744	38
TransAlta	14,704	181
Turquoise Hill Resources *	6,748	23
Valeant Pharmaceuticals International *	1,554	197
Vermilion Energy	783	55

		5,058

China — 0.0%
Coca-Cola HBC *	1,128	26
Sands China	7,200	54
Yangzijiang Shipbuilding Holdings	63,108	55

		135

Denmark — 0.1%
AP Moeller - Maersk, Cl A	30	71
AP Moeller - Maersk, Cl B	35	87
Carlsberg, Cl B	863	93
Coloplast, Cl B	2,373	214
Danske Bank	2,438	69
Novo Nordisk, Cl B	3,520	162
Novozymes, Cl B	3,477	174
Pandora	981	75
TDC	16,097	167
Tryg	1,050	106
Vestas Wind Systems *	277	14

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

William Demant Holding *	1,463	$133

		1,365

Finland — 0.1%
Elisa	5,193	159
Fortum	7,714	207
Kone, Cl B	1,544	64
Metso	980	37
Neste Oil	5,640	110
Nokia	19,940	151
Nokian Renkaat	1,678	65
Orion, Cl B	6,265	234
Sampo, Cl A	1,991	101
Stora Enso, Cl R	5,916	58
UPM-Kymmene, Cl V	4,939	84
Wartsila OYJ Abp	1,289	64

		1,334

France — 0.2%
Accor	875	46
Aeroports de Paris, Cl A	373	49
Air Liquide	672	91
Alcatel-Lucent *	18,365	66
ArcelorMittal	4,854	72
Arkema	601	58
AtoS	855	71
Bureau Veritas	900	25
Capital Gemini	1,281	91
Carrefour	1,050	39
Casino Guichard Perrachon	507	67
Christian Dior, Cl B	255	51
CNP Assurances	1,903	40
Danone	624	46
Dassault Systemes	922	119
Electricite de France	2,757	87
Essilor International	1,806	192
Eutelsat Communications	168	6
Fonciere Des Regions †	434	47
GDF Suez	2,949	81
Groupe Eurotunnel	4,624	63
ICADE †	347	37
Iliad	495	150
Klepierre †	731	37
L’Oreal	335	58
LVMH Moet Hennessy Louis Vuitton	241	46
Natixis	5,679	36
Orange	9,037	142
Pernod Ricard	333	40
Remy Cointreau	588	54
Renault	450	41
Sanofi	1,412	150
Schneider Electric	577	54
SCOR	357	12
SES	475	18
Suez Environnement	2,291	44
Technip	972	106
Thales, Cl A	738	45
Total	1,483	107
Unibail-Rodamco †	139	41
Valeo	335	45
Veolia Environnement *	4,258	81
Vinci	822	61
Vivendi	3,157	77

Description	Shares	Market Value ($ Thousands)

Wendel	279	$40

		2,929

Germany — 0.1%
Adidas	223	23
Allianz	347	58
Bayer	703	99
Beiersdorf	629	61
Brenntag	377	67
Celesio	810	29
Commerzbank *	1,850	29
Continental	286	66
Deutsche Bank	542	19
Deutsche Boerse	557	43
Deutsche Lufthansa	2,426	52
Deutsche Post	923	33
Deutsche Telekom	10,128	178
E.ON	5,767	119
Fraport Frankfurt Airport Services Worldwide	761	54
Fresenius	614	91
Fresenius Medical Care	1,901	128
Fuchs Petrolub	595	27
Hannover Rueck	619	56
HeidelbergCement	879	75
Henkel & KGaA	793	80
Infineon Technologies	9,810	123
K+S	1,500	49
LANXESS	600	41
Linde	210	45
MAN	398	49
Merck KGaA	1,034	90
Metro	1,246	54
Muenchener Rueckversicherungs	274	60
OSRAM Licht *	641	32
RTL Group	199	22
RWE	3,914	168
SAP	1,731	134
Siemens	424	56
Telefonica Deutschland Holding	14,068	116
ThyssenKrupp	1,832	53
United Internet	4,008	177
Volkswagen	135	35

		2,691

Hong Kong — 0.1%
AIA Group	5,800	29
ASM Pacific Technology	27,400	299
Cathay Pacific Airways	27,000	50
Cheung Kong Infrastructure Holdings	42,438	293
CLP Holdings, Cl B	47,500	390
Galaxy Entertainment Group	7,000	56
Genting Singapore	45,000	48
HKT Trust, Cl Miscellaneous	111,920	132
Hong Kong & China Gas	112,420	246
Hopewell Hong Kong Properties *	660	—
Hutchison Whampoa	5,000	68
Kerry Properties	13,000	46
Li & Fung	78,000	116

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Link	16,500	$89
MGM China Holdings	10,400	36
MTR	13,000	50
NWS Holdings	28,000	52
PCCW	486,000	290
Power Assets Holdings	35,602	311
Shangri-La Asia	16,000	25
SJM Holdings	12,000	30
Swire Pacific, Cl A	4,000	49
Yue Yuen Industrial Holdings	13,000	43

		2,748

Ireland — 0.1%
Accenture, Cl A	975	79
Actavis *	632	141
Allegion	1,531	87
Bank of Ireland *	212,075	72
Covidien	1,548	140
CRH	4,534	116
Eaton	755	58
Ingersoll-Rand	1,099	69
Kerry Group, Cl A	2,692	202
Pentair *	964	69
Perrigo	655	95
Ryanair Holdings ADR *	1,580	88
Seagate Technology	1,313	75

		1,291

Israel — 0.1%
Bank Hapoalim	9,043	52
Bank Leumi Le-Israel *	20,570	81
Bezeq The Israeli Telecommunication	87,057	163
Delek Group	450	187
Israel *	261	149
Israel Chemicals	12,621	108
Mizrahi Tefahot Bank	6,105	79
NICE Systems	7,319	299
Teva Pharmaceutical Industries	5,350	283

		1,401

Italy — 0.1%
Assicurazioni Generali	2,134	47
Atlantia	3,095	88
CNH Industrial	4,168	43
Enel	13,273	77
Enel Green Power	26,232	74
Eni	3,019	83
Finmeccanica	7,633	73
Luxottica Group	1,251	72
Pirelli & C.	3,530	57
Prysmian	1,992	45
Saipem	2,856	77
Snam Rete Gas	25,202	152
Telecom Italia	202,728	223
Tenaris	3,874	91
Terna Rete Elettrica Nazionale	28,255	149

		1,351

Japan — 0.5%
ABC-Mart, Cl H	900	48
Acom *	7,800	37
Aeon, Cl H	6,600	81
Air Water	2,000	32

Description	Shares	Market Value ($ Thousands)

Aisin Seiki	700	$28
Ajinomoto	6,000	94
Alfresa Holdings	1,300	84
ANA Holdings	20,000	47
Asahi Group Holdings	3,600	113
Asahi Kasei	4,000	31
Astellas Pharma	5,000	66
Bank of Yokohama	4,000	23
Benesse, Cl A	1,200	52
Bridgestone	800	28
Calbee	2,400	66
Central Japan Railway	400	57
Chiba Bank, Cl B	6,000	42
Chubu Electric Power	5,900	73
Chugai Pharmaceutical	2,500	70
Chugoku Bank	5,100	78
Chugoku Electric Power	6,400	87
Daicel	3,000	29
Daiichi Sankyo	3,000	56
Daito Trust Construction	400	47
Daiwa House Industry	2,000	42
Daiwa Securities Group	5,000	43
Dentsu	1,000	41
East Japan Railway	400	31
Eisai	1,800	75
Electric Power Development	3,500	114
FamilyMart, Cl H	2,600	112
Fast Retailing	100	33
Fuji Heavy Industries	900	25
FUJIFILM Holdings	400	11
Fukuoka Financial Group	5,000	24
Hachijuni Bank	8,000	50
Hakuhodo DY Holdings	4,900	49
Hankyu Hanshin Holdings	7,000	40
Hirose Electric	200	30
Hiroshima Bank	10,000	48
Hisamitsu Pharmaceutical	1,500	67
Hitachi Chemical	839	14
Hitachi Metals	2,000	30
Hokuriku Electric Power	4,300	57
Idemitsu Kosan	6,900	150
Inpex	7,200	109
Isetan Mitsukoshi Holdings	3,300	43
Itochu Techno-Solutions	1,800	78
Iyo Bank	6,000	61
J Front Retailing	6,000	42
Japan Prime Realty Investment, Cl A †	11	39
Japan Real Estate Investment †	6	35
Japan Retail Fund Investment, Cl A †	18	41
Japan Tobacco	2,700	98
Joyo Bank	8,000	43
JX Holdings	16,000	86
Kajima	7,000	31
Kakaku.com	2,300	40
Kamigumi	3,000	28
Kaneka	4,000	25
Kansai Electric Power	6,200	59
Kansai Paint	3,000	50
Kao	1,900	75
KDDI	2,400	146
Keikyu	4,000	36

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Keio	4,000	$31
Keyence	100	44
Kikkoman	4,000	83
Kintetsu	15,000	55
Kirin Holdings	6,100	88
Konami	456	10
Kuraray	2,000	25
Kyocera	400	19
Kyowa Hakko Kirin	6,000	81
Kyushu Electric Power	5,100	57
Lawson	1,600	120
LIXIL Group	800	22
M3	6,200	99
Maruichi Steel Tube	1,300	35
McDonald’s Holdings Japan	2,800	79
Medipal Holdings	4,900	69
MEIJI Holdings	1,700	113
Miraca Holdings	1,800	87
Mitsubishi Chemical Holdings, Cl B	5,000	22
Mitsubishi Motors	4,200	46
Mitsubishi Tanabe Pharma	3,800	57
Mitsui Chemicals	9,000	25
Murata Manufacturing	500	47
NEC	12,000	38
NGK Spark Plug	1,000	28
NH Foods	5,000	98
NHK Spring	2,400	23
Nippon Building Fund †	9	53
Nippon Electric Glass	4,000	23
Nippon Express	5,000	24
Nippon Steel & Sumitomo Metal	9,555	30
Nippon Telegraph & Telephone	3,200	200
Nisshin Seifun Group	7,650	91
Nissin Food Products	2,000	103
Nitori Holdings	1,600	88
NOK	1,500	30
Nomura Research Institute	1,800	57
NTT Data	800	31
NTT DOCOMO	10,100	173
Odakyu Electric Railway	3,000	29
Oji Holdings	10,000	41
Ono Pharmaceutical	1,000	88
Oracle Japan	800	35
Osaka Gas	32,000	134
Otsuka	1,200	58
Otsuka Holdings	2,700	84
Rakuten	1,800	23
Resona Holdings	7,800	45
Rinnai	500	48
Rohm	800	46
Sankyo	1,100	42
Santen Pharmaceutical	1,400	79
Sekisui Chemical	3,000	35
Seven & I Holdings	2,100	89
Seven Bank	11,800	48
Sharp	8,000	26
Shikoku Electric Power	6,500	91
Shimadzu	2,000	18
Shimamura	500	49
Shimizu	6,000	42

Description	Shares	Market Value ($ Thousands)

Shin-Etsu Chemical, Cl A	400	$24
Shiseido	5,200	95
Shizuoka Bank	6,000	65
Showa Shell Sekiyu	12,600	143
SoftBank	1,300	97
Sumitomo	1,400	19
Suntory Beverage & Food	2,600	102
Suruga Bank	2,000	39
Suzuken	1,900	71
Sysmex	2,000	75
Taisei	5,000	28
Taiyo Nippon Sanso	4,000	36
Takashimaya	3,000	29
Takeda Pharmaceutical	900	42
Teijin	10,000	25
Terumo	2,200	49
Tobu Railway	7,000	37
Toho	1,600	37
Toho Gas	21,063	116
Tohoku Electric Power	6,400	75
Tokyo Gas	19,000	111
Tokyu	4,000	28
TonenGeneral Sekiyu	22,000	209
Toray Industries	4,000	26
TOTO	2,000	27
Toyo Seikan Group Holdings	1,900	29
Toyo Suisan Kaisha	3,000	92
Toyota Industries	700	36
Toyota Motor	500	30
Unicharm	1,500	89
USS	2,700	46
West Japan Railway	700	31
Yahoo Japan	8,200	38
Yakult Honsha	1,500	76
Yamaguchi Financial Group	7,000	74
Yamato Holdings	1,400	29
Yamato Kogyo	600	18
Yamazaki Baking	6,000	75

		9,442

Netherlands — 0.1%
Aegon	4,287	37
Akzo Nobel	1,034	77
Altice SA *	691	48
ASML Holding	1,897	177
Corio †	1,083	55
Delta Lloyd	2,203	56
Fugro	1,579	90
Gemalto	1,917	199
Heineken	867	62
ING Groep *	2,732	38
Koninklijke Ahold	4,258	80
Koninklijke DSM	1,537	112
Koninklijke Philips	1,231	39
Koninklijke Vopak	2,850	140
LyondellBasell Industries, Cl A	1,505	147
Nielsen Holdings	1,700	82
OCI *	1,040	41
QIAGEN *	3,735	91
Randstad Holding	769	42
Reed Elsevier	6,377	146
Royal KPN	48,403	176
STMicroelectronics	9,675	87
TNT Express	3,349	30

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Unilever	2,163	$95
Wolters Kluwer	4,314	128
Ziggo NV	2,791	129

		2,404

New Zealand — 0.1%
Auckland International Airport	55,539	189
Contact Energy	61,510	286
Fletcher Building	22,187	171
Ryman Healthcare	24,000	180
Telecom Corp of New Zealand	99,640	234
Xero *	7,067	161

		1,221

Norway — 0.0%
Aker Solutions	3,228	56
DNB, Cl A	4,057	74
Gjensidige Forsikring	3,894	70
Norsk Hydro	19,704	106
Orkla	10,965	98
Seadrill	2,600	103
Statoil	2,091	64
Telenor	4,097	93
Yara International	2,094	105

		769

Panama — 0.0%
Carnival	1,100	41

Portugal — 0.0%
Banco Espirito Santo *	50,830	42
EDP - Energias de Portugal	46,145	231
Galp Energia SGPS	9,755	179
Jeronimo Martins SGPS	8,872	146

		598

Singapore — 0.1%
Avago Technologies, Cl A	931	67
CapitaLand	16,000	41
DBS Group Holdings	3,000	40
Global Logistic Properties	17,000	37
Golden Agri-Resources	303,000	135
Hutchison Port Holdings, Cl U	59,000	42
Jardine Cycle & Carriage	3,000	107
Keppel	7,000	61
Keppel Land	18,000	49
Oversea-Chinese Banking	4,000	31
Sembcorp Industries	17,000	73
Sembcorp Marine	22,000	72
Singapore Exchange	4,000	22
Singapore Press Holdings	45,000	151
Singapore Telecommunications	59,000	182
StarHub	69,000	231
United Overseas Bank	2,000	36
Wilmar International	54,000	138

		1,515

Spain — 0.1%
Abertis Infraestructuras	3,168	73
Amadeus IT Holding, Cl A	6,318	260
Banco Bilbao Vizcaya Argentaria	3,923	50
Distribuidora Internacional de Alimentacion	15,138	139
Enagas	2,650	85

Description	Shares	Market Value ($ Thousands)

Gas Natural SDG	3,251	$103
Grifols	3,800	208
Iberdrola	11,015	84
Inditex	917	141
International Consolidated Airlines Group *	7,033	45
Red Electrica, Cl B	1,399	128
Repsol, Cl A	5,486	145
Telefonica	7,193	123
Zardoya Otis	3,490	62

		1,646

Sweden — 0.1%
Atlas Copco, Cl A	1,818	53
Atlas Copco, Cl B	1,891	50
Boliden	10,002	145
Electrolux	2,415	61
Elekta, Cl B	10,603	135
Getinge, Cl B	4,418	116
Hennes & Mauritz, Cl B	1,697	74
Hexagon, Cl B	4,786	154
Husqvarna, Cl B	10,117	79
Industrivarden, Cl C	2,237	44
Investment Kinnevik, Cl B	1,565	67
Lundin Petroleum *	8,304	168
Millicom International Cellular	574	52
Nordea Bank	3,377	48
Skandinaviska Enskilda Banken, Cl A	2,527	34
Svenska Cellulosa SCA, Cl B	2,836	74
Swedbank, Cl A	2,347	62
Swedish Match	3,223	112
Tele2, Cl B	5,367	63
Telefonaktiebolaget LM Ericsson, Cl B	17,279	209
TeliaSonera	16,045	117
Volvo, Cl B	2,403	33

		1,950

Switzerland — 0.1%
ABB	2,216	51
ACE	744	77
Actelion	953	121
Adecco	787	65
Aryzta	892	84
Baloise Holding	537	63
Barry Callebaut	52	71
Cie Financiere Richemont	1,207	127
EMS-Chemie Holding	226	90
Givaudan	59	99
Holcim	803	71
Kuehne & Nagel International	331	44
Lindt & Spruengli	17	143
Lonza Group	1,119	122
Nestle	1,249	97
Novartis	1,376	125
Partners Group Holding	160	44
Roche Holding	431	128
Schindler Holding	307	46
SGS, Cl B	17	40
Sika	24	98
Sonova Holding	687	105
Swatch Group	806	89
Swatch Group, Cl B	139	84
Swiss Life Holding	52	13

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Swisscom	463	$269
Syngenta	167	62
TE Connectivity	1,250	77
Transocean	6,089	274
Tyco International	2,113	96

		2,875

United Kingdom — 0.3%
Admiral Group	999	26
AMEC	4,533	94
Anglo American	1,410	34
Antofagasta	4,282	56
Aon	1,040	94
ARM Holdings	14,245	215
Associated British Foods	1,185	62
AstraZeneca	2,421	180
BG Group	4,346	92
BHP Billiton	1,565	51
BP	9,694	85
British American Tobacco	862	51
British Sky Broadcasting Group	2,333	36
BT Group, Cl A	22,256	146
Bunzl	1,394	39
Burberry Group	1,376	35
Capita	2,265	44
Centrica	21,436	114
Compass Group	2,787	48
Croda International	1,447	54
Diageo	1,208	39
Ensco, Cl A	1,891	105
Friends Life Group	5,557	30
G4S	5,689	25
GlaxoSmithKline	5,929	158
Glencore	6,137	34
IMI	1,574	40
Imperial Tobacco Group	919	42
Inmarsat	11,267	144
InterContinental Hotels Group	1,657	69
Intertek Group	544	26
ITV	11,950	37
J Sainsbury	7,007	38
Johnson Matthey	1,033	55
Marks & Spencer Group	4,422	32
National Grid	10,422	150
Next, Cl A	560	62
Noble	2,936	99
Pearson	1,667	33
Petrofac	2,796	57
Reckitt Benckiser Group	1,075	94
Reed Elsevier	3,034	49
Rexam	6,431	59
Rio Tinto	1,309	70
Rowan, Cl A	2,081	66
Royal Dutch Shell, Cl A	1,470	61
Royal Dutch Shell, Cl B	1,430	62
RSA Insurance Group *	3,364	27
SABMiller	864	50
Sage Group	37,971	249
Severn Trent	5,554	183
Shire	3,099	242
Smith & Nephew	10,481	186
Smiths Group	1,958	43
SSE	5,959	160

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Subsea 7	4,431	$83
Tesco	5,643	27
Travis Perkins	1,784	50
TUI Travel	8,063	55
Tullow Oil	7,183	105
Unilever	1,003	45
United Utilities Group, Cl B	13,136	198
Vodafone Group	44,635	149
WM Morrison Supermarkets	17,806	56
WPP	2,771	60

		5,260

Total Foreign Common Stock (Cost $42,302) ($ Thousands)		53,269

CORPORATE OBLIGATIONS — 2.0%

Consumer Discretionary — 0.0%
Trustees of Dartmouth College
4.750%, 6/1/2019	$250	282
University of Southern California
5.250%, 10/1/2111	100	121

		403

Consumer Staples — 0.0%
Wal-Mart Stores
2.800%, 4/15/2016	300	312

Energy — 0.2%
Chevron
4.950%, 3/3/2019	150	171
Exxon Mobil
3.176%, 3/15/2024	500	510
Shell International Finance BV
3.250%, 9/22/2015	250	258
Statoil
2.900%, 10/15/2014	250	252
Total Capital
3.000%, 6/24/2015	250	257
XTO Energy
6.750%, 8/1/2037	300	430
6.500%, 12/15/2018	750	906

		2,784

Financials — 1.5%
African Development Bank
2.500%, 3/15/2016	250	259
1.250%, 9/2/2016	850	862
1.125%, 3/15/2017	200	201
0.875%, 3/15/2018	1,000	985
Andina de Fomento
4.375%, 6/15/2022	250	265
Asian Development Bank
5.593%, 7/16/2018	250	287
2.625%, 2/9/2015	1,000	1,015
1.125%, 3/15/2017	150	151
0.500%, 6/20/2016	1,000	999
Australia & New Zealand Banking Group NY MTN
1.875%, 10/6/2017	250	255
Bank of Montreal MTN
1.400%, 9/11/2017	200	201
Bank of New York Mellon
3.550%, 9/23/2021	200	210

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Nova Scotia
3.400%, 1/22/2015	$300	$305
1.850%, 1/12/2015	500	504
Berkshire Hathaway Finance
5.400%, 5/15/2018	250	286
Canadian Imperial Bank of Commerce
2.350%, 12/11/2015	250	257
China Development Bank
5.000%, 10/15/2015	250	262
CME Group
3.000%, 9/15/2022	100	100
Commonwealth Bank of Australia NY MTN
1.900%, 9/18/2017	150	153
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 1/19/2017	250	265
Council of Europe Development Bank MTN
1.500%, 2/22/2017	850	864
European Bank for Reconstruction & Development
1.625%, 9/3/2015	300	305
1.500%, 3/16/2020	750	728
1.000%, 2/16/2017	600	602
0.750%, 9/1/2017	200	198
European Investment Bank
4.875%, 2/15/2036	250	299
1.125%, 9/15/2017	850	852
1.000%, 12/15/2017	150	149
HSBC Holdings
5.100%, 4/5/2021	250	284
Inter-American Development Bank
7.000%, 6/15/2025	500	676
4.500%, 9/15/2014	250	252
3.875%, 9/17/2019	350	385
1.125%, 3/15/2017	300	303
International Bank for Reconstruction & Development
4.750%, 2/15/2035	250	294
2.375%, 5/26/2015	250	255
2.125%, 3/15/2016	300	309
0.875%, 4/17/2017	450	451
0.500%, 4/15/2016	1,000	1,001
International Finance
2.125%, 11/17/2017	750	776
1.750%, 9/4/2018	200	202
1.125%, 11/23/2016	750	756
1.000%, 4/24/2017	300	300
KFW
2.375%, 8/25/2021	500	502
1.000%, 1/12/2015	1,000	1,005
0.875%, 9/5/2017	200	199
Korea Finance
4.625%, 11/16/2021	250	275

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Landwirtschaftliche Rentenbank
1.875%, 9/17/2018	$550	$559
1.750%, 4/15/2019	200	201
1.375%, 10/23/2019	500	488
1.000%, 4/4/2018	200	198
0.875%, 9/12/2017	300	298
National Australia Bank Ltd.
1.600%, 8/7/2015	350	354
Nordic Investment Bank MTN
2.625%, 10/6/2014	250	251
2.500%, 7/15/2015	200	205
1.000%, 3/7/2017	750	753
0.750%, 1/17/2018	200	197
0.500%, 4/14/2016	750	750
North American Development Bank
2.400%, 10/26/2022	200	190
Oesterreichische Kontrollbank MTN
1.125%, 7/6/2015	150	151
Royal Bank of Canada MTN
1.150%, 3/13/2015	250	251
Svenska Handelsbanken
2.875%, 4/4/2017	200	209
Toronto-Dominion Bank
2.375%, 10/19/2016	250	259
Toyota Motor Credit MTN
3.400%, 9/15/2021	150	157
3.200%, 6/17/2015	100	103
Westpac Banking
4.875%, 11/19/2019	200	225
3.000%, 8/4/2015	250	257

		26,100

Health Care — 0.1%
Johns Hopkins University
5.250%, 7/1/2019	75	86
Johnson & Johnson
5.950%, 8/15/2037	300	389
3.375%, 12/5/2023	500	522
Merck Sharp & Dohme
6.400%, 3/1/2028	50	65
Novartis Securities Investment
5.125%, 2/10/2019	150	171
Sanofi
4.000%, 3/29/2021	150	162

		1,395

Industrials — 0.0%
3M MTN
5.700%, 3/15/2037	150	186
General Electric Capital
0.850%, 10/9/2015	500	502

		688

Information Technology — 0.2%
Google
3.625%, 5/19/2021	150	161
Microsoft
2.500%, 2/8/2016	350	361
2.125%, 11/15/2022	500	479
1.625%, 9/25/2015	1,250	1,271
0.875%, 11/15/2017	1,500	1,489

		3,761

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 7/18/2017	$200	$201

Utilities — 0.0%
Southern California Gas
5.125%, 11/15/2040	150	174

Total Corporate Obligations (Cost $36,007) ($ Thousands)		35,818

EXCHANGE TRADED FUND — 1.1%
iShares iBoxx Investment Grade Corporate Bond Fund	167,773	20,009

Total Exchange Traded Fund (Cost $19,595) ($ Thousands)		20,009

	Number of Warrants
WARRANTS — 0.0%
Olam International
Expires 12/31/17*	4,698	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights
RIGHTS — 0.0%
HKT Trust
Expires 07/14/14*	20,146	6

Total Rights (Cost $—) ($Thousands)		6

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding	342	35

Consumer Staples — 0.0%
Henkel & KGaA	596	69

Total Preferred Stock (Cost $72) ($ Thousands)		104

CASH EQUIVALENT — 23.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	428,131,899	428,132

Total Cash Equivalent (Cost $428,132) ($ Thousands)		428,132

U.S. TREASURY OBLIGATIONS — 29.1%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$606	885
3.625%, 04/15/28	825	1,159
2.625%, 07/15/17	54,333	60,824
2.500%, 07/15/16	1,559	1,692
2.500%, 01/15/29	614	775
2.375%, 01/15/17	235	257
2.375%, 01/15/25	1,344	1,629

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.375%, 01/15/27	$176	$216
2.125%, 01/15/19	18,330	20,644
2.125%, 02/15/41	829	1,063
2.000%, 07/15/14	474	475
2.000%, 01/15/16	179	189
2.000%, 01/15/26	460	542
1.875%, 07/15/15	388	403
1.875%, 07/15/19	671	755
1.750%, 01/15/28	650	748
1.625%, 01/15/15	543	551
1.625%, 01/15/18	47,642	51,963
1.375%, 07/15/18	21,620	23,623
1.375%, 01/15/20	409	449
1.250%, 07/15/20	602	660
1.125%, 01/15/21	360	390
0.750%, 02/15/42	367	346
0.625%, 07/15/21	1,767	1,861
0.625%, 01/15/24	1,524	1,579
0.500%, 04/15/15	832	844
0.375%, 07/15/23	37,081	37,799
0.125%, 04/15/16	885	908
0.125%, 04/15/17	783	810
0.125%, 04/15/18	92,250	95,291
0.125%, 01/15/22	43,783	44,074
0.125%, 07/15/22	40,721	40,998
0.125%, 01/15/23	37,437	37,308
U.S. Treasury Bills (A)
0.052%, 12/04/14	42,750	42,740
0.045%, 11/28/14	42,750	42,740
0.041%, 09/18/14	13,500	13,500

Total U.S. Treasury Obligations (Cost $525,916) ($ Thousands)		530,690

Total Investments — 77.8% (Cost $1,379,668) ($ Thousands) ‡		$1,421,156

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

A summary of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation Depreciation ($ Thousands)
10-YR E-MINI JGB Future	806	Sep-2014	$329
Amsterdam Index	117	Jul-2014	(68)
Australian 10-Year Bond	776	Sep-2014	1,836
Brent Crude Penultimate	55	Sep-2014	(84)
Brent Crude Penultimate	452	Sep-2014	(820)
CAC40 10 Euro	326	Jul-2014	(453)
Canadian 10-Year Bond	891	Sep-2014	1,002
Cattle	288	Aug-2014	1,313
Cattle	170	Oct-2014	658
Cocoa	128	Mar-2015	35
Cocoa	121	Sep-2014	54
Coffee ‘C’	22	Dec-2014	(14)
Coffee ‘C’	94	Sep-2014	55
Corn	366	Dec-2014	(450)
Cotton No. 2	116	Dec-2014	(350)
Dax Index	67	Sep-2014	(149)
DJ Euro Stoxx 50 Index	1,432	Sep-2014	(757)
Dow Jones-UBS Commodity Index	339	Sep-2014	57
E-MINI MSCI EAFE Index	318	Sep-2014	271
E-MINI MSCI Emerging Index	485	Sep-2014	109
Euro-Bobl	106	Sep-2014	84
Euro-Bund	1,279	Sep-2014	2,858
Euro-Buxl 30 Year Bond	78	Sep-2014	240
Euro-Schatz	25	Sep-2014	2
Feeder Cattle	22	Aug-2014	346
Feeder Cattle	45	Oct-2014	390
Feeder Cattle	40	Sep-2014	539
FTSE 100 Index	345	Sep-2014	(48)
FTSE Index	72	Sep-2014	(309)
FTSE/JSE Top 40 Index	311	Sep-2014	36
Gas Oil ICE	33	Oct-2014	(53)
Gas Oil ICE	239	Sep-2014	(372)
Gasoline	125	Sep-2014	352
Gold 100oz	332	Aug-2014	1,085
Goldman Sachs Index	67	Jul-2014	225
Hang Seng Index	74	Jul-2014	129
Heating Oil	30	Nov-2014	124
Heating Oil	138	Sep-2014	304
H-shares Index	395	Jul-2014	316
IBEX 35 Plus Index	81	Jul-2014	(70)
Japanese 10-Year Bond	62	Sep-2014	99
KOSPI 200 Index	165	Sep-2014	(212)
Lean Hogs	55	Aug-2014	58
Lean Hogs	86	Dec-2014	108
Lean Hogs	256	Oct-2014	1,182
Live Cattle	75	Dec-2014	127
Live Cattle	225	Aug-2014	1,053
LME Aluminum	315	Dec-2014	141

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation Depreciation ($ Thousands)
LME Copper	151	Dec-2014	$1,171
LME Copper	53	Sep-2014	119
LME Lead	38	Dec-2014	52
LME Nickel	73	Dec-2014	285
LME Zinc	223	Dec-2014	437
Long Gilt 10-Year Bond	457	Sep-2014	(15)
Natural Gas	322	Sep-2014	(725)
Russell 2000 Index E-MINI	543	Sep-2014	1,668
S&P 500 Index EMINI	2,991	Sep-2014	4,346
S&P Composite Index	20	Sep-2014	116
S&P TSE 60 Index	45	Sep-2014	70
SGX S&P CNX Nifty Index	356	Jul-2014	23
Silver 5,000oz	223	Sep-2014	42
Soybean	54	Dec-2014	(35)
Soybean	194	Nov-2014	(671)
Soybean Meal	203	Dec-2014	(658)
Soybean Oil Future	123	Dec-2014	20
Sugar #11	599	Sep-2014	228
Taiwan Index	355	Jul-2014	196
Topix Index	359	Sep-2014	981
U.S. 10-Year Treasury Note	5,615	Sep-2014	294
U.S. 2-Year Treasury Note	203	Sep-2014	(22)
U.S. 5-Year Treasury Note	346	Sep-2014	(18)
U.S. Long Treasury Bond	305	Sep-2014	(133)
Wheat	152	Dec-2014	(280)
WTI Crude	642	Sep-2014	1,209

			$20,008

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
7/30/14	AUD	3,500	USD	3,278	$(17)
7/30/14	CAD	5,300	USD	4,939	(34)
7/30/14	CHF	2,300	USD	2,579	(16)
7/30/14-9/17/14	EUR	253,826	USD	345,364	(2,221)
7/30/14-9/17/14	GBP	56,642	USD	95,251	(1,529)
7/30/14-9/17/14	HKD	22,840	USD	2,947	1
7/30/14-9/17/14	JPY	991,046	USD	9,739	(48)
9/17/14	BRL	1,400	USD	600	(21)
9/17/14	ILS	2,500	USD	722	(7)
9/17/14	KRW	1,032,100	USD	1,007	(12)
9/17/14	MXN	123,100	USD	9,369	(70)
9/17/14	TRY	8,500	USD	3,878	(67)
9/17/14	USD	37,195	BRL	86,200	1,048
9/17/14	USD	3	CAD	3	—
9/17/14	USD	1,255	CHF	1,122	11
9/17/14	USD	20,557	EUR	15,079	93
9/17/14	USD	5,392	GBP	3,196	69
9/17/14	USD	105	HKD	816	—
9/17/14	USD	44,645	ILS	154,600	445
9/17/14	USD	317	JPY	32,445	3
9/17/14	USD	41,050	KRW	42,069,700	507
9/17/14	USD	46,042	MXN	599,800	(55)
9/17/14	USD	36,252	SGD	45,500	259
9/17/14	USD	32,400	TRY	69,600	(98)
9/17/14	USD	35,782	TWD	1,071,400	142
9/17/14	USD	23,839	ZAR	258,200	120
9/17/14	ZAR	91,600	USD	8,412	(87)

					$(1,584)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(2,721)	2,722	$1
Credit Suisse First Boston	(337,834)	337,447	(387)
JPMorgan Chase Bank	(25,062)	24,923	(139)
Royal Bank of Scotland	(388,824)	388,289	(535)
State Street	(47,269)	46,807	(462)
UBS	(15,335)	15,273	(62)

			$(1,584)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swaps agreements held by the Fund at June 30, 2014, are as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)(1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	Bovaspa Index	Negative Price Return	Positve Price Return	08/14/2014	BRL	20,826	$(407)
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positve Price Return	09/30/2014		383	11
BoA Merrill Lynch	Corn	Negative Price Return	Positve Price Return	12/16/2014		3,189	(161)
Bank of America	Euro-Bund	Negative Price Return	Positve Price Return	09/10/2014	EUR	71,253	1,154
Bank of America	Japanese 10-Year Bond	Negative Price Return	Positve Price Return	09/22/2014	JPY	8,626	131
BoA Merrill Lynch	Lean Hogs	Negative Price Return	Positve Price Return	08/18/2014		4,197	98
BoA Merrill Lynch	Soybean	Negative Price Return	Positve Price Return	11/16/2014		5,323	(291)
BoA Merrill Lynch	Soybean Meal	Negative Price Return	Positve Price Return	12/16/2014		2,535	(209)
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positve Price Return	09/19/2014	CHF	2,699	(2)
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positve Price Return	09/15/2014		429,089	471
BoA Merrill Lynch	Wheat	Negative Price Return	Positve Price Return	12/16/2014		5,085	(392)

							$403

A list of open centrally cleared swaps agreements held by the Fund at June 30, 2014, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	3-Month US LIBOR	1.25%	09/18/19	75,000	$213
JPMorgan Chase Bank	3-Month US LIBOR	0.50%	09/21/16	260,000	70
JPMorgan Chase Bank	6-Month EURIBOR	0.50%	09/21/16	25,725	(7)

					$276

For the period ended June 30, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $1,825,998 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.
*	Non-income producing security.
**	The rate shown is the 7-day effective yield as of June 30, 2014.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.

(A) The rate reported is the effective yield at the time of purchase.

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2014

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

IBEX — Spanish Exchange Index

ILS — Israeli Shekel

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korean Stock Exchange

KRW — Korean wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

OTC — Over The Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

SGD — Singapore Dollar

SGX — Singapore Exchange

TSE — Tokyo Stock Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $1,379,668 ($ Thousands), and the unrealized appreciation and depreciation were $43,695 ($ Thousands) and ($2,207) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$2,649	$297,149	$—	$299,798
Common Stock	53,330	—	—	53,330
Foreign Common Stock	52,204	1,065	—	53,269
Corporate Obligations	—	35,818	—	35,818
Exchange Traded Funds	20,009	—	—	20,009
Warrants	—	—	—	—
Rights	6	—	—	6
Preferred Stock	104	—	—	104
Cash Equivalent	428,132	—	—	428,132
U.S. Treasury Obligations	—	530,690	—	530,690

Total Investments in Securities	$556,434	$864,722	$—	$1,421,156

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$—	$26,774	$—	$26,774
Unrealized Depreciation	—	(6,766)	—	(6,766)
Forwards *
Unrealized Appreciation	—	2,698	—	2,698
Unrealized Depreciation	—	(4,282)	—	(4,282)
OTC Swaps
Total Return Swaps
Unrealized Appreciation	—	1,865	—	1,865
Unrealized Depreciation	—	(1,462)	—	(1,462)
Centrally Cleared Swaps
Interest Rate Swaps
Unrealized Appreciation	—	283	—	283
Unrealized Depreciation	—	(7)	—	(7)

Total Other Financial Instruments	$—	$19,103	$—	$19,103

*	Futures, Forwards and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 25.2%
1-800 Contacts, Term Loan, 1st Lien
4.250%, 01/29/2021	$700	$700
AABS, Bridge Term Loan
4.875%, 01/15/2038 (D)	921	932
ABG Intermediate Holdings 2
0.142%, 05/21/2021	500	501
Acosta
4.250%, 03/02/2018	150	150
Active Network, 1st Lien Term Loan
5.500%, 11/13/2020	475	472
Advance Pierre Foods, 1st Lien
5.750%, 07/10/2017	1	1
Advance Pierre Foods, Term Loan
5.750%, 07/10/2017	1	1
Akorn, 1st Lien Term Loan B
4.500%, 04/16/2021	550	551
Alcatel Lucent, Term Loan C
4.500%, 01/29/2019	692	692
Alexander Mann Solutions, 1st Lien
5.750%, 12/20/2019	349	351
AlliedBarton Security Services Term Loan
0.000%, 02/12/2021 (B)	325	(1)
AlliedBarton Security Services, Term Loan, 1st Lien
4.250%, 02/12/2021	915	912
American Energy Partners
0.000%, 06/10/2015 (B)	800	—
American Energy Partners, Bridge Loan
0.000%, 06/10/2015 (B)	400	—
Amsurg Bridge Term Loan
0.000%, 05/29/2015 (B)	1,400	—
AmWINS Group, 1st Lien, Cov-Lite
5.000%, 09/06/2019	101	101
AmWINS Group, 1st Lien Term Loan B
5.000%, 09/06/2019	48	48
ANVC Merger, 1st Lien Term Loan
5.500%, 02/18/2021	499	500
Araren, 2nd Lien Term Loan
9.250%, 08/18/2021	500	500
Arctic Glacier, Cov-Lite, 1st Lien
5.000%, 05/10/2019	313	311
Armored Autogroup, Bank Loan
0.000%, 11/05/2016 (A)	—	—
Artic Glacier U.S.A.
5.000%, 05/10/2019	1	1
Aspect Software
7.250%, 05/07/2016	422	426
Associated Partners, 1st Lien Term Loan
6.522%, 12/21/2015 (D)	750	752
Associated Partners, Delayed Draw Term Loan
6.652%, 12/21/2015 (D)	750	752

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Assured Partners, 1st Lien Term Loan
0.070%, 04/02/2021	$550	$550
Assured Partners, 2nd Lien Term Loan
0.124%, 04/02/2022	100	100
Astoria Generating, Cov-Lite, Term Loan
8.500%, 10/26/2017	546	561
Astoria Generating, Term Loan, Cov-Lite
8.500%, 10/26/2017	7	7
Atkore, Cov-Lite, 1st Lien Term Loan
4.500%, 04/09/2021	1,300	1,299
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/2021	350	351
Avaya
6.500%, 03/31/2018	1,630	1,630
Avaya, Term Loan B3
4.727%, 10/26/2017	1,922	1,880
Bauer Performance Sports
4.500%, 04/15/2021	220	220
Belmond Interfin
4.000%, 03/19/2021	700	701
Berling Packaging, 2nd Lien Term Loan
8.750%, 04/02/2020	150	153
BJ’s Wholesale Club
4.500%, 09/26/2019	748	749
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/2020	1,200	1,187
California Pizza Kitchen, Term Loan
5.250%, 03/29/2018	237	225
Call Credit Information Group, 1st Lien Term Loan
5.086%, 02/12/2021	2,000	3,430
CAMP Systems, 1st Lien Term Loan, Cov-Lite
4.750%, 05/31/2019	150	150
CAMP Systems, 2nd Lien Term Loan, Cov-Lite
8.250%, 11/29/2019	200	205
Capital Automotive
6.000%, 04/30/2020	150	153
Carcore National, 1st Lien Term Loan
5.500%, 03/05/2021	450	454
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl B
7.500%, 02/15/2029 (D)	1,944	1,947
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl A1
5.250%, 02/15/2029 (D)	2,917	2,928
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	100	101

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cengage Learning Acquisitions, 1st Lien Term Loan
7.000%, 03/31/2020	$900	$910
Centaur, 1st Lien Term Loan
5.250%, 02/20/2019	213	213
Ceridian, 1st Lien Term Loan B
4.401%, 08/14/2015	715	716
Ceva Group PLC, 1st Lien Term Loan
6.500%, 03/19/2021	1,131	1,108
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	486	476
Ceva Logistics, 1st Lien Term Loan
6.500%, 03/19/2021	84	82
CHG Healthcare Services, 1st Lien
4.250%, 11/19/2019	738	740
CompuCom Systems, Term Loan
4.250%, 05/07/2020	931	921
Connolly
5.000%, 05/12/2021	1,500	1,516
CPM Holdings
6.250%, 08/29/2017	322	324
CPM Holdings, 2nd Lien
10.250%, 03/01/2018	200	203
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	400	404
Cumulus Media, 1st Lien
4.250%, 12/23/2020	897	900
Cunningham Lindsey, 1st Lien, Cov-Lite
5.000%, 12/10/2019	198	196
David’s Bridal, Initial Term Loan
5.000%, 10/05/2019	525	508
Deltek Systems, 1st Lien Term Loan
4.500%, 10/10/2018	435	438
Dematic, Cov-Lite, 1st Lien
4.250%, 12/28/2019	1,237	1,236
Diamond Foods, Cov-Lite, 1st Lien
4.250%, 08/20/2018	1,097	1,096
DJO Finance
4.250%, 09/15/2017	247	248
Doncaster PLC, 2nd Lien Term Loan
9.500%, 10/09/2020	138	140
DS Waters, 1st Lien Term Loan, Cov-Lite
5.250%, 08/30/2020	100	100
Emerald Expositions, 1st Lien
5.500%, 06/12/2020	958	963
Endurance International, 1st Lien
5.000%, 11/09/2019	792	792
Evergreen Skillsoft, 1st Lien
4.500%, 04/28/2021	1,050	1,049
EXE Castle, 2nd Lien Term Loan
7.250%, 04/05/2021	150	149
Exopack, 1st Lien Term Loan B, Cov-Lite
5.250%, 05/08/2019	200	202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Expert Global
8.500%, 04/02/2018	$777	$771
8.000%, 04/02/2018	19	19
Fender Musical Instruments, 1st Lien Term Loan
5.750%, 04/03/2019	267	269
Filtration Group, 1st Lien, Cov-Lite
4.500%, 11/20/2020	399	402
First Advantage, Cov-Lite, Term Loan B
6.250%, 02/13/2019	691	689
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/2019 (D)	150	149
First Advantage, Term Loan B
6.250%, 02/28/2019	2	2
First Data, 1st Lien Extended Term Loan
4.154%, 03/24/2021	700	701
First Data, Dollar Term Loan
4.150%, 03/24/2018	280	280
Fitness International
0.000%, 06/24/2020 (A)	700	697
Flakt Woods Group, 2nd Lien Hybrid Term Loan
0.000%, 04/01/2017 (A)	650	627
Fleetpride, 1st Lien
5.250%, 11/19/2019	543	540
Fleetpride, 2nd Lien
9.250%, 05/19/2020	144	141
Flexera Software, 1st Lien Term Loan, Cov-Lite
4.500%, 04/02/2020	400	399
Flexera Software, 2nd Lien, Cov-Lite
8.000%, 04/02/2021	150	150
Gates Global
0.000%, 06/11/2021 (A)	1,000	996
GCA Services Group, Cov-Lite, 1st Lien Term Loan
5.500%, 11/01/2019	2	1
4.250%, 11/01/2019	91	91
GCA Services Group, Cov-Lite, 2nd Lien Term Loan
9.250%, 10/11/2020	120	121
GlobalLogic Holdings, 1st Lien Term Loan B
6.250%, 05/31/2019	299	288
Go Daddy Operating, Term Loan
4.750%, 05/13/2021	95	95
GOGO
11.250%, 06/21/2017	471	494
Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/04/2021	100	100
6.000%, 11/04/2020	898	897
Grocery Outlet, Term Loan, Cov-Lite
5.500%, 12/17/2018	1,482	1,484

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gypsum, Cov-Lite, 1st Lien Term Loan
4.750%, 04/01/2021	$1,000	$995
HDV Holdings, Term Loan
5.750%, 12/18/2018	147	146
Hearthside Food Solutions, 1st Lien, Term Loan
4.500%, 08/17/2021	500	503
Hemisphere Media Group, Term Loan
6.250%, 07/30/2020	99	100
Hillman, Bridge Loan
0.000%, 05/27/2015 (B)	200	—
Hoffmaster Group, 1st Lien Term Loan
5.250%, 05/09/2020	750	749
Hostess Brands
6.750%, 04/09/2020	100	104
Hub International, 1st Lien Term Loan B
4.250%, 10/02/2020	1,400	1,401
Hyland Software, 1st Lien Term Loan
4.750%, 02/19/2021	200	201
IMG Worldwide, 1st Lien Term Loan
5.250%, 05/06/2021	916	922
IMG Worldwide, Cov-Lite, 1st Lien Term Loan
5.250%, 05/06/2021	84	84
Impala Holdings, 1st Lien Term Loan
0.000%, 06/30/2019 (A)(D)	2,000	3,368
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	1,000	1,008
Interlind Brands
4.000%, 03/17/2021	186	185
Interline Brands
4.000%, 03/17/2021	1,114	1,111
Intertrust Group, 1st Lien Term Loan
0.000%, 04/16/2021 (A)	500	500
Intertrust Group, 2nd Lien Term Loan
8.000%, 04/15/2022	1,700	1,706
Intrawest Holdings
0.000%, 12/10/2018 (B)	200	—
Intrawest, 1st Lien Term Loan
5.500%, 12/09/2020	249	253
J Crew Group, 1st Lien
4.000%, 03/05/2021	644	635
J Crew Group, Term Loan B
4.000%, 03/05/2021	156	154
Jacobs Entertainment, 1st Lien Term Loan
5.250%, 10/29/2018	394	396
Knowledge Universe Education, 1st Lien Term Loan
5.250%, 03/18/2021	800	810
Kronos, Incremental Term Loan
4.500%, 10/30/2019	367	370

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

La Quinta, Intermediate Term Loan
4.000%, 04/14/2021	$700	$700
Lafarge Monier, 1st Lien Term Loan
4.827%, 10/09/2020	700	964
Landest Software, 1st Lien
5.000%, 02/25/2020	448	448
Laureate Education, 1st Lien Term Loan
5.000%, 06/15/2018	51	50
Learning Care Group, 1st Lien
6.750%, 05/05/2021	656	666
5.500%, 05/05/2021	844	857
Lineage Logistics, 1st Lien Term Loan, Cov-Lite
4.500%, 04/07/2021	2,180	2,165
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 07/19/2020	1,500	1,523
McJunkin Red Man, 1st Lien Term Loan B
5.000%, 11/08/2019	1,841	1,850
Mergermarket, 1st Lien Term Loan
4.500%, 02/04/2021	750	738
MGM, 2nd Lien Term Loan
5.125%, 06/24/2020	65	66
MISYS, 1st Lien Term Loan
5.000%, 12/12/2018	792	798
MISYS, 2nd Lien
12.000%, 06/12/2019	350	400
Mitchell International, 2nd Lien Term Loan, Cov-Lite
8.500%, 10/11/2021	1,150	1,172
Mitel Networks, 1st Lien
5.250%, 01/31/2020	603	607
Momentive Performance Materials, 1st Lien
4.000%, 04/15/2015	400	401
MRI Software, 1st Lien
5.250%, 02/04/2021	200	200
Multiplan
4.000%, 03/31/2021	1,459	1,454
NANA Development, 1st Lien Term Loan
8.000%, 03/15/2018	289	286
National Vision, 1st Lien Term Loan, Cov-Lite
4.000%, 03/12/2021	1,300	1,285
Navistar International
5.750%, 08/17/2017	118	120
Nes Global Talent, 1st Lien Term Loan
6.500%, 10/03/2019	1,136	1,136
NexTech Systems, 1st Lien
6.000%, 10/28/2018 (D)	839	823
Nord Anglia Education, 1st Lien Term Loan
4.500%, 03/31/2021	1,100	1,100
Nuveen Investments
4.151%, 05/13/2017	250	250

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ocean Rig, 1st Lien Term Loan B1, Cov-Lite
6.000%, 03/31/2021	$100	$101
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	700	701
P2 Energy, Cov-Lite, 1st Lien Term Loan
5.000%, 10/30/2020	698	701
P2 Energy Solutions, 2nd Lien Term Loan, Cov-Lite
9.000%, 04/30/2021	150	152
Panda Temple Power, 1st Lien Term Loan B
7.250%, 04/03/2019	350	357
Panolam Industries International
7.250%, 08/23/2017	199	198
Paradigm
4.750%, 07/30/2019	394	394
Pelican Products
9.250%, 04/09/2021	1,000	1,010
Performance Food Group, Cov-Lite, 2nd Lien Term Loan
6.250%, 11/07/2019	1,195	1,206
Phillips-Medisize, 1st Lien
0.000%, 06/11/2021 (A)	500	500
Pierre Foods, Term Loan, 1st Lien
5.750%, 07/10/2017	362	362
Pierre Foods, Term Loan, 2nd Lien
9.500%, 10/02/2017	386	372
Pipeline Supply & Service, 1st Lien Term Loan
5.500%, 01/28/2020	250	252
Ranpak, 2nd Lien Term Loan
8.500%, 04/10/2020	200	204
RCS, 1st Lien Term Loan
6.500%, 04/29/2019	700	714
Reddy Ice, 1st Lien Term Loan
6.750%, 05/01/2019	346	337
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	225	200
Reddy Ice, Term Loan
7.750%, 03/28/2019	1	1
Renaissance Learning, 1st Lien
4.500%, 04/09/2021	900	899
Rexam PLC, 1st Lien Term Loan
8.000%, 05/02/2022	650	651
4.250%, 05/03/2021	1,000	1,001
Rise, Term Loan
4.750%, 02/12/2039 (D)	2,953	2,994
Road Infrastructure Investments, 1st Lien Term Loan
4.250%, 03/31/2021	750	749
Road Infrastructure Investments, 2nd Lien Term Loan
7.750%, 09/30/2021	400	397
Royal Adhesives and Sealants, Term Loan
5.500%, 07/31/2018	294	296
Sabre Holdings
4.250%, 02/15/2019	590	591

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/2018	$498	$503
Servicemaster, 1st Lien Term Loan
0.000%, 06/25/2021 (A)	1,150	1,148
Shields Finance, 1st Lien Term Loan B
5.000%, 01/29/2021	1,500	1,505
SI Organization
0.000%, 11/14/2019 (B)	58	—
SI Organization, 1st Lien Term Loan
5.750%, 11/14/2019	442	442
Signode Industrial Group
4.000%, 05/01/2021	2,750	2,741
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	841	856
Smart & Final, 1st Lien Term Loan, Cov-Lite
4.750%, 11/15/2019	897	898
Southern Graphic Systems
4.250%, 10/17/2019	261	261
Southern Graphic Systems, 1st Lien
4.250%, 10/17/2019	158	158
Stuart Weitzman Acquisition, 1st Lien Term Loan
4.500%, 04/08/2020	750	745
Sumtotal Systems
6.250%, 11/16/2018	19	19
Sumtotal Systems, Term Loan, Cov-Lite
6.250%, 10/25/2019	244	238
Sutherland Global, 1st Lien Term Loan
7.250%, 03/06/2019	196	197
Sutherland SGS
7.250%, 03/06/2019	89	89
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	648	652
Texas Competitive Electric Holdings
3.750%, 05/05/2016	282	284
0.000%, 05/13/2016 (B)	218	—
TGI Friday’s, 1st Liean Term Loan
0.492%, 06/24/2020	180	180
The Harvard Drug Group, Term Loan B
5.000%, 10/29/2019	357	358
The Men’s Wearhouse
4.500%, 04/15/2021	850	854
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	1,494	1,490
The Telx Group
7.500%, 04/09/2021	300	300
4.500%, 04/09/2020	1,000	1,000
ThermaSys AKA API Heat
6.250%, 05/03/2019	2	2

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ThermaSys, Term Loan 1st Lien
5.250%, 05/03/2019	$366	$364
TI Automotive, Term Loan B
5.500%, 03/28/2019	347	347
TMS International, 1st Lien, Cov-Lite
4.500%, 10/16/2020	399	401
Topaz Power, 1st Lien Term Loan
5.250%, 02/26/2020	389	389
Trans Union, 1st Lien Term Loan
4.000%, 04/09/2021	1,000	1,000
Travelport, 2nd Lien Term Loan 1
9.500%, 01/31/2016	900	925
Travelport, Term Loan
6.250%, 06/26/2019	2,223	2,272
TSAM Delaware, 1st Lien
8.750%, 09/12/2019 (D)	390	386
Univision Communications
4.000%, 03/01/2020	1,000	999
US Shipping, 1st Lien Term Loan
9.000%, 04/11/2018	631	640
V Group
0.000%, 06/18/2021 (A)	250	252
Viking Aquisitions
6.000%, 11/05/2016	76	77
Wall Street Systems Delaware
4.500%, 04/30/2021	2,450	2,452
WTG Holdings III
4.750%, 01/15/2021	499	499

Total Loan Participations (Cost $129,652) ($ Thousands)		130,690

ASSET-BACKED SECURITIES — 23.6%

Non-Agency Mortgage-Backed Obligations — 2.4%
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
0.823%, 02/25/2047 (C)	2,927	1,872
Commercial Mortgage Pass-Through Certificates, Ser KYO, Cl E
2.504%, 06/11/2027 (C)(E)	3,750	3,750
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
0.352%, 02/25/2046 (C)	3,122	2,356
Structured Asset Mortgage Investments II Trust, Ser 2006-AR1, Cl 2A1
0.382%, 02/25/2036 (C)	2,058	1,752
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Ser 2006-7, Cl A5
4.823%, 09/25/2036	4,313	2,523

		12,253

Other Asset-Backed Securities — 21.2%
Accredited Mortgage Loan Trust, Ser 2007-1, Cl A3
0.280%, 02/25/2037 (C)	2,568	2,439

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ACE Securities Home Equity Loan Trust, Ser 2006-ASP2, Cl A2D
0.430%, 03/25/2036 (C)	$1,750	$1,448
Aerco, Ser 2000-2A, Cl A3
0.581%, 07/15/2025 (C)	1,115	613
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.702%, 03/15/2019 (C)	1,411	663
ALM VI, Ser 2012-6A, Cl SUB
0.000%, 06/14/2023	500	475
ALM VII R, Ser 2013-7RA, Cl C
3.679%, 04/24/2024 (C)(E)	1,250	1,206
ALM VII R-2, Ser 2013-7R2A, Cl B
2.829%, 04/24/2024 (C)(E)	1,250	1,217
ARES XXVI CLO, Ser 2013-1A, Cl C
2.977%, 04/15/2025 (C)(E)	750	726
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.200%, 12/25/2034 (C)	725	677
Avalon IV Capital, Ser 2014-1AR, Cl DR
4.076%, 04/17/2023 (C)(E)	750	750
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.452%, 11/14/2033 (C)(E)	780	663
Castle Trust, Ser 2003-1AW, Cl A1
0.902%, 05/15/2027 (C)(E)	9	9
CCR MT100 Payment Rights Master Trust, Ser 2010-CA, Cl C
0.599%, 07/10/2017 (C)(D)(E)	6,879	6,678
Centerline, Ser 2004-RR3, Cl A2
4.760%, 09/21/2045 (C)(E) ‡	3,342	3,400
Chase Mortgage Finance, Ser 06-S3, Cl 1A2
6.000%, 11/25/2036	1,597	1,421
CIFC Funding 2012-II, Ser 2012-2A, Cl A3L
3.227%, 12/05/2024 (C)(E)	500	490
CIFC Funding CLO, Ser 2014-1A, Cl C
2.958%, 04/18/2025 (C)(E)	750	728
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2A3
1.600%, 10/25/2037 (C)(E)	4,700	4,346
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.312%, 12/15/2049 (D)(E)	373	324
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
0.500%, 03/25/2037 (C)	700	603
COA Summit CLO, Ser 2014-1A, Cl C
4.086%, 04/20/2023 (C)(E)	500	489

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ColumbusNova CLO, Ser 2007-1A, Cl D
1.575%, 05/16/2019 (C)(E)	$1,500	$1,417
COMM Mortgage Trust, Ser FL12, Cl D
0.382%, 12/15/2020 (C)(E)	958	953
COMM Mortgage Trust, Ser FL12, Cl E
0.442%, 12/15/2020 (C)(E)	703	699
COMM Mortgage Trust, Ser FL12, Cl F
0.492%, 12/15/2020 (C)(E)	703	696
Connecticut Valley Structured Credit, Ser 2006-3A, Cl B2
6.676%, 03/23/2023	442	436
Copper River CLO, Ser 2007-1A, Cl A2B
0.628%, 01/20/2021 (C)(E)	2,000	1,900
Credit Suisse Mortgage Trust, Ser 14-SURF, Cl E
3.260%, 02/15/2029	3,150	3,153
Drug Royalty II, Ser 2014-1, Cl A2
3.484%, 07/15/2023	1,100	1,100
Dryden Senior Loan Fund, Ser 2014-23RA, Cl BR
3.184%, 07/17/2023 (C) (E)	1,500	1,500
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/2038 (E)	1,437	1,463
First Frankin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A4
0.490%, 01/25/2036 (C)	500	437
Flagship CLO VI, Ser 2007-1A, Cl D
2.630%, 06/10/2021 (C)(E)	2,000	1,922
FM Leveraged Capital Fund II, Ser 2006-2X, Cl E
3.974%, 11/15/2020 (C)	118	118
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl C
3.478%, 04/28/2026 (C) (E)	2,500	2,488
Gallatin CLO VII, Ser 2014-1A, Cl D
3.922%, 07/15/2023 (C) (E)	500	490
Genesis Funding, Ser 2006-1A, Cl G1
0.395%, 12/19/2032 (C)(E)	4,554	4,372
GreenPoint Mortgage Funding Trust, Ser 2005-HE4, Cl M1
0.855%, 07/25/2030 (C)	3,150	2,928
Greywolf CLO III, Ser 2014-1A, Cl B
3.077%, 04/22/2026 (C)(E)	750	729
GSAA Home Equity Trust, Ser 06-18, Cl AF5A
6.002%, 11/25/2036	3,249	2,249
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.400%, 09/25/2036 (C)	667	407

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSAA Home Equity Trust, Ser 2007-7, Cl A4
0.420%, 07/25/2037 (C)	$1,362	$1,172
GSAA Trust, Ser 2005-10, Cl M4
0.802%, 06/25/2035 (C)	950	889
GSAMP Trust, Ser 2005-HE6, Cl M1
0.590%, 11/25/2035 (C)	2,850	2,552
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
3.224%, 08/15/2023 (C)(E)	500	492
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
3.081%, 12/20/2024 (C)(E)	500	484
Halcyon Loan Investors CLO II, Ser 2007-2A, Cl C
1.629%, 04/24/2021 (C)(E)	500	470
HarborView Mortgage Loan Trust, Ser 2006-12, Cl 2A2A
0.345%, 01/19/2038 (C)	3,833	3,304
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.600%, 01/25/2036 (C)	800	689
Icon Brand Holdings, Ser 2013-1A, Cl A2
4.352%, 01/25/2043 (D)	1,411	1,421
Katonah, Ser 2007-10A, Cl D
2.229%, 04/17/2020 (C)(E)	500	482
Kingsland IV, Ser 2007-4A, Cl D
1.679%, 04/16/2021 (C)(E)	500	474
KKR Financial CLO, Ser 2007-AA, Cl D
4.727%, 10/15/2017 (C) (E)	1,900	1,907
KKR Financial CLO, Ser 2007-AA, Cl E
6.727%, 10/15/2017 (C) (E)	2,000	2,009
LCM X, Ser 2014-10AR, Cl DR
3.977%, 04/15/2022 (C) (E)	1,000	995
LCM X, Ser 5A, Cl D
1.580%, 03/21/2019	500	465
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.340%, 11/25/2046 (C)	855	703
Lehman XS Trust, Ser 2007-9, Cl 1A1
0.270%, 06/25/2037 (C)	1,859	1,643
New Century Home Equity Loan Trust, Ser 2004-4, Cl M2
0.945%, 02/25/2035 (C)	792	728
New Century Home Equity Loan Trust, Ser 2005-1, Cl M2
0.870%, 03/25/2035 (C)	566	489
Newstar Commercial Loan Funding, Ser 2014-1A, Cl C
3.925%, 04/20/2025 (C) (E)	1,500	1,491

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newstar Commercial Loan Funding, Ser 2014-1A, Cl D
5.075%, 04/20/2025 (C) (E)	$750	$743
NewStar Commercial Loan Trust, Ser 2006-1A, Cl C
0.914%, 03/30/2022 (C)(E)	600	559
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.590%, 08/27/2047 (C)(E)	4,778	4,409
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
0.511%, 02/01/2041 (C) (E)	1,000	894
OCP CLO, Ser 2014-6A, Cl B
3.355%, 07/17/2026 (C) (E)	1,000	991
Octagon Investment Partners X, Ser 2006-10A, Cl D
1.628%, 10/18/2020 (C)(E)	1,250	1,176
Octagon Investment Partners XV, Ser 2013-1A, Cl C
3.078%, 01/19/2025 (C)(E)	500	488
OHA Credit Partners VII, Ser 2012-7A, Cl D
4.229%, 11/20/2023 (C)(E)	500	501
OZLM Funding V, Ser 2013-5A, Cl B
3.256%, 01/17/2026 (C)(E)	750	738
Pangaea CLO, Ser 2007-1A, Cl B
1.228%, 10/21/2021 (C)(E)	500	471
ProSight Global
7.500%, 11/20/2020 (D)	250	253
Raspro Trust, Ser 2005-1A, Cl G
0.631%, 03/23/2024 (C) (E)	43	42
Sands Point Funding, Ser 2006-1A, Cl A1
0.488%, 07/18/2020 (C)(E)	789	786
Sands Point Funding, Ser 2006-1A, Cl D
1.978%, 07/18/2020 (C)(E)	500	467
Saxon Asset Securities Trust, Ser 2005-4, Cl M1
0.592%, 11/25/2037 (C)	1,650	1,418
Shackleton CLO, Ser 2012-2A, Cl D
4.278%, 10/20/2023	1,000	989
Structured Asset Securities Mortgage Loan Trust, Ser 2006-OPT1, Cl A5
0.410%, 04/25/2036 (C)	1,700	1,518
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
0.280%, 02/25/2037 (C)	1,850	1,578
Structured Asset Securities, Ser 2006-BC6, Cl A4
0.320%, 01/25/2037 (C)	750	617
Suane Street CLO, Ser 2007-4A, Cl D
2.475%, 11/14/2021	1,850	1,784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/13/2048 (D)(E)	$1,075	$1,077
Turbine Engine Securitization, Ser 2013-1A, Cl B
6.375%, 12/15/2048 (D)	661	672
Venture XIV CLO, Ser 2013-14A, Cl C
2.979%, 08/28/2025 (C) (E)	500	483
Venture XV CLO, Ser 2013-15A, Cl C
3.327%, 07/15/2025 (C)(E)	250	246
Vibrant CLO II, Ser 2013-2A, Cl B
2.987%, 07/24/2024 (C)(E)	1,000	961
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.292%, 07/25/2037 (C)(E)	997	859
Wachovia Bank Commercial Mortgage Trust, Ser 2007-WHL8, Cl LXR1
0.852%, 06/15/2020	730	717
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (D)(E)	1,854	1,885
Witeh, Ser 2014-1A, Cl C
2.964%, 05/01/2026	1,000	962

		109,965

Total Asset-Backed Securities (Cost $122,039) ($ Thousands)		122,218

CORPORATE OBLIGATIONS — 18.9%

Consumer Discretionary — 2.5%
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (E)	575	643
DreamWorks Animation SKG
6.875%, 08/15/2020 (E)	850	916
GRD Holdings III
10.750%, 06/01/2019 (E)	1,500	1,680
Guitar Center
6.500%, 04/15/2019 (E)	2,150	2,129
Laureate Education
9.250%, 09/01/2019 (E)	105	108
MDC Partners
6.750%, 04/01/2020 (E)	3,535	3,729
Men’s Wearhouse
7.000%, 07/01/2022 (E)	650	673
PF Chang’s China Bistro
10.250%, 06/30/2020 (E)	160	163
R&R Ice Cream
8.250%, 05/15/2020	500	477
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (E)	100	100
SITEL
11.000%, 08/01/2017 (E)	750	799
Travelport
11.875%, 09/01/2016	450	459
WMG Acquisition
6.750%, 04/15/2022 (E)	1,025	1,025

		12,901

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 1.4%
Bumble Bee Holdings
9.000%, 12/15/2017 (E)	$371	$396
Central Garden and Pet
8.250%, 03/01/2018	1,500	1,556
Harbinger Group
7.875%, 07/15/2019	349	382
7.750%, 01/15/2022	1,409	1,442
KeHE Distributors
7.625%, 08/15/2021 (E)	250	273
Vector Group
7.750%, 02/15/2021 (E)	2,000	2,142
7.750%, 02/15/2021	1,050	1,118

		7,309

Energy — 4.2%
Atlas Energy Holdings Operating
9.250%, 08/15/2021	1,500	1,620
7.750%, 01/15/2021	389	403
7.750%, 01/15/2021 (E)	150	155
Atlas Pipeline Partners
6.625%, 10/01/2020	200	212
Bill Barrett
7.625%, 10/01/2019	250	269
7.000%, 10/15/2022	600	636
BreitBurn Energy Partners
7.875%, 04/15/2022	1,700	1,840
Crestwood Midstream Partners
7.750%, 04/01/2019	810	869
Eagle Rock Energy Partners
8.375%, 06/01/2019	1,935	2,090
Endeavor Energy Resources
7.000%, 08/15/2021 (E)	2,450	2,615
FTS International
6.250%, 05/01/2022 (E)	1,500	1,534
Global Partners
6.250%, 07/15/2022 (E)	50	50
Jones Energy Holdings
6.750%, 04/01/2022 (E)	1,000	1,055
Legacy Reserves
8.000%, 12/01/2020	550	591
6.625%, 12/01/2021 (E)	250	254
6.625%, 12/01/2021	1,250	1,269
Memorial Production Partners
7.625%, 05/01/2021	55	58
Midstates Petroleum
10.750%, 10/01/2020	285	323
NGL Energy Partners
6.875%, 10/15/2021 (E)	950	1,012
Pacific Drilling
5.375%, 06/01/2020 (E)	500	490
Penn Virginia Resource Partners
8.375%, 06/01/2020	1,241	1,404
SandRidge Energy
8.125%, 10/15/2022	300	330
7.500%, 03/15/2021	500	542
7.500%, 02/15/2023	200	217
Ultra Petroleum
5.750%, 12/15/2018 (E)	1,120	1,176
Ultra Resources
4.510%, 10/12/2020 (D)	500	481

		21,495

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 7.2%
Banco do Brasil
9.000%, 12/31/2049 (C)(E)	$2,900	$2,860
Bank of America
5.200%, 12/29/2049 (C)	1,650	1,580
5.125%, 12/31/2049 (C)	3,600	3,612
Barclays
8.250%, 12/31/2099 (C)	750	797
Cadence Financial
4.875%, 06/28/2019 (E)	1,750	1,756
CIC Receive Master Trust
4.890%, 10/07/2021 (D)	2,800	2,833
Citigroup
5.950%, 12/29/2049 (C)	1,250	1,262
5.350%, 05/29/2049 (C)	1,250	1,194
Customers Bank
6.125%, 06/26/2029 (C) (E)	2,300	2,300
Fifth Third Bancorp
5.100%, 12/31/2049 (C)	1,630	1,566
4.900%, 12/29/2049 (C)	1,200	1,194
Jefferies Finance
7.375%, 04/01/2020 (E)	1,000	1,050
Jefferies LoanCore
6.875%, 06/01/2020 (E)	300	303
JPMorgan Chase
5.150%, 04/05/2023 (C)	2,110	2,023
5.000%, 12/29/2049 (C)	3,250	3,238
Kennedy-Wilson
8.750%, 04/01/2019	1,695	1,834
M&T Bank
6.450%, 12/29/2049 (C)	500	533
Nationstar Mortgage
7.875%, 10/01/2020	260	273
6.500%, 07/01/2021	690	692
6.500%, 06/01/2022	485	485
Opal Acquisition
8.875%, 12/15/2021 (E)	1,600	1,684
Oxford Finance
7.250%, 01/15/2018 (E)	650	683
Schahin II Finance SPV
5.875%, 09/25/2022 (E)	1,857	1,829
Wilton Re Finance
5.875%, 03/30/2033 (C)(E)	1,350	1,407

		36,988

Health Care — 0.1%
Symbion
8.000%, 06/15/2016	705	737

Industrials — 0.8%
Ceridian
8.125%, 11/15/2017 (E)	200	202
CPG Merger
8.000%, 10/01/2021 (E)	250	263
LMI Aerospace
7.375%, 07/15/2019 (E)	200	205
Marquette Transportation
10.875%, 01/15/2017	50	53
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (E)	1,049	1,042

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Xefin Lux SCA MTN
4.061%, 06/01/2019 (C)(E)	$1,850	$2,539

		4,304

Information Technology — 1.5%
Alcatel-Lucent USA
8.875%, 01/01/2020 (E)	650	736
Avaya
7.000%, 04/01/2019 (E)	1,250	1,250
Eagle Midco
9.000%, 06/15/2018 (E)	800	826
iGATE
4.750%, 04/15/2019 (E)	1,500	1,526
Infor US
9.375%, 04/01/2019	2,200	2,450
Sabre
8.500%, 05/15/2019 (E)	420	466
Zayo Group
10.125%, 07/01/2020	600	695

		7,949

Materials — 0.9%
Eldorado
6.125%, 12/15/2020 (E)	925	934
Kaiser Aluminum
8.250%, 06/01/2020	225	253
KGHM International
7.750%, 06/15/2019 (E)	650	698
Mirabela Nickel
9.500%, 05/20/2019 (D)	68	68
8.750%, 04/15/2018 (E)(F)	261	61
3.500%, 07/05/2014 (D)(E)	53	53
TPC Group
8.750%, 12/15/2020 (E)	2,250	2,492
Unifrax I
7.500%, 02/15/2019 (E)	200	209

		4,768

Utilities — 0.3%
AES
3.229%, 06/01/2019 (C)	1,500	1,511

Total Corporate Obligations (Cost $96,386) ($ Thousands)		97,962

COLLATERALIZED DEBT OBLIGATIONS — 16.1%

Financials — 1.8%
Copper River CLO, Ser 2006-1A, Cl INC
0.000%, 01/20/2021 (C) (E)	3,000	3,401
Covenant Credit Partners CLO
0.000%, 07/20/2026 (D)	500	489
Marathon CLO II, Ser 2005-2A
0.000%, 12/20/2019 (E)	750	353
Marathon CLO II, Ser 2005-2A, Cl C
2.031%, 12/20/2019 (C)(E)	600	591
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.725%, 08/01/2021 (C)(E)	1,700	1,598

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rockwall CDO, Ser 2006-1A, Cl A2L
0.875%, 08/01/2021 (C) (E)	$200	$183
Rockwall CDO II, Ser 2007-1A, Cl A1LB
0.775%, 08/01/2024 (C) (E)	3,200	2,823
WhiteHorse II CLO
0.000%, 06/15/2017 (C) (E)	1,100	15

		9,453

Other Asset-Backed Securities — 14.3%
ACA CLO, Ser 2007-1A, Cl C
1.177%, 06/15/2022 (C) (E)	1,650	1,563
ACIS CLO, Ser 2013-1A, Cl D
4.728%, 04/18/2024 (C) (E)	800	799
ACIS CLO, Ser 2013-2A, Cl D
4.077%, 10/14/2022 (C)(E)	1,100	1,067
ALM XIV, Ser 2014-14A, Cl B
3.181%, 07/28/2026 (C) (D) (E)	1,000	986
ALM XIV, Ser 2014-14A, Cl C
3.681%, 07/28/2026 (C) (D) (E)	1,250	1,191
AMMC CDO, Ser 2012-11A, Cl SUB
0.000%, 10/30/2023 (E)	2,100	1,631
AMMC CDO, Ser 2014-14A, Cl A3L
3.030%, 07/27/2026 (C) (D) (E)	1,000	969
Ares XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/2024 (E)	750	599
Ares XXVI CLO, Ser 2013-1A, Cl SUB
0.000%, 04/15/2025 (E)	1,500	1,219
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/2024 (E)	950	905
Babson CLO, Ser 2014-IA
0.785%, 07/12/2025 (D)(E)	2,400	2,280
Battalion CLO, Ser 2007-1A, Cl D
0.238%, 07/14/2022 (C) (E)	1,900	1,828
Black Diamond CLO Delaware, Ser 2005-2A, Cl D
2.030%, 01/07/2018 (C)(E)	1,800	1,719
Black Diamond CLO, Ser 2007-1A, Cl C
0.917%, 04/29/2019 (C)(E)	1,100	1,039
BlackRock Senior Income, Ser 2004-1A, Cl BSIS
0.000%, 09/15/2016 (E)	950	—
Callidus Debt Partners CLO Fund VI, Ser 2007-6A, Cl B
1.476%, 10/23/2021 (C) (E)	500	471

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/14/2024 (E)	$750	$706
Cedarwoods CRE CDO, Ser 2006-1A, Cl A3
0.420%, 07/25/2051	3,244	2,707
Cent CLO, Ser 2014-21A, Cl B
3.025%, 07/27/2026 (C)(D) (E)	500	486
Cerberus Offshore Levered I CLO, Ser 2012-1A, Cl C
0.623%, 11/30/2018 (C) (E)	300	300
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
3.727%, 10/15/2023 (C) (E)	250	243
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
4.227%, 10/15/2023 (C) (E)	250	237
Copper River CLO, Ser 2006-1A, Cl D
1.728%, 01/20/2021 (C) (E)	1,000	909
Copper River CLO, Ser 2007-1A, Cl C
1.028%, 01/20/2021 (C) (E)	1,000	945
DIVCORE CLO, Ser 2013-1A, Cl B
4.052%, 11/15/2032	750	750
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.721%, 09/15/2035 (C) (E)	222	217
Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/2023 (E)	1,000	804
Garrison Funding, CLO, Ser 2013-2A, Cl B
4.879%, 09/25/2023 (C) (E)	250	247
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.228%, 12/20/2018 (C)(E)	1,550	1,505
Golub Capital Partners CLO, Ser 2014-18A, Cl D
4.236%, 04/25/2026 (C) (E)	300	287
Golub Capital Partners CLO, Ser 2014-18A, Cl C
3.736%, 04/25/2026 (C) (E)	600	597
Gramercy Real Estate CDO, Ser 2007-1A, Cl A1
0.504%, 08/15/2056 (C) (E)	3,732	3,231
Grayson CLO, Ser 2006-1A, Cl A2
0.635%, 11/01/2021 (C)(E)	700	655

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (E)	$1,000	$900
Great Lakes CLO, Ser 2014-1A, Cl D
4.417%, 04/15/2025 (C) (D)(E)	500	486
Great Lakes CLO, Ser 2014-1A, Cl C
3.917%, 04/15/2025 (C) (D)(E)	2,500	2,500
GSC Partners CDO Fund, Ser 2004-5A
0.000%, 11/20/2016 (C) (E)	1,800	641
GSC Partners CDO Fund, Ser 2004-5I
0.000%, 11/20/2016 (C)	100	36
Halcyon Structured Asset Management Long Secured / Short Unsecured CLO, Ser 2007-1A, Cl D
2.523%, 08/07/2021 (C)(E)	1,350	1,339
Highland Park CDO I, Ser 2006-1A, Cl A1
0.557%, 11/25/2051 (C) (E)	1,657	1,575
Ivy Hill Middle Market Credit Fund CLO, Ser 2011-3A, Cl E
6.727%, 01/15/2022 (C)(E)	250	250
Kingsland CLO III, Ser 2006-3A, Cl C1
1.827%, 08/24/2021 (C)(E)	1,350	1,263
KKR Financial CLO, Ser 2007-1A, Cl D
2.474%, 05/15/2021 (C)(E)	2,600	2,583
KVK CLO, Ser 2014-1A, Cl C
3.129%, 05/15/2026 (C) (E)	1,000	973
KVK CLO, Ser 2014-2A, Cl C
3.227%, 07/15/2026 (C) (D)(E)	1,000	980
Liberty CLO, Ser 2005-1A, Cl A3
0.725%, 11/01/2017 (C)(E)	1,600	1,567
MCF CLO III, Ser 2013-3A, Cl D
3.343%, 01/20/2024 (C)	250	228
Newcastle CDO IX, Ser 2007-1, Cl M5
0.410%, 04/25/2037 (C)	84	84
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
3.530%, 07/25/2025 (C) (D) (E)	1,000	977
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
4.480%, 07/25/2025 (C) (D) (E)	750	728
Newstar Trust CLO, Ser 2007-1A, Cl C
1.528%, 09/30/2022 (C)(E)	500	470

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newstar Trust CLO, Ser 2012-2A, Cl D
6.478%, 01/20/2023 (C) (E)	$500	$509
Newstar Trust CLO, Ser 2013-1A, Cl D
4.781%, 09/20/2023 (C) (E)	600	596
Newstar Trust, CLO, Ser 2013-1A, Cl E
5.531%, 09/20/2023 (C) (E)	250	249
Northwoods Capital VII CDO, Ser 2006-7A, Cl E
3.728%, 10/22/2021 (C) (E)	300	294
Northwoods Capital VII CLO, Ser 2006-7A, Cl D
1.778%, 10/22/2021 (C) (E)	700	677
NStar CDO VIII, Ser 2006-8A, Cl A1
0.471%, 02/01/2041	2,274	2,159
Pacifica CDO V, Ser 2006-5A, Cl B2
5.811%, 01/26/2020 (E)	1,000	1,003
Palmer Square CLO, Ser 2014-1A, Cl B
2.821%, 10/17/2022 (C) (D) (E)	1,000	986
Putnam Structured Product Funding CDO, Ser 2002-1A, Cl A2
0.834%, 01/10/2038	1,177	1,061
Race Point CLO, Ser 2007-4A, Cl D
2.225%, 08/01/2021 (C) (E)	750	718
Race Point CLO, Ser 2011-5AR, Cl DR
3.981%, 12/15/2022	1,600	1,592
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.479%, 11/20/2046 (C)	2,410	2,131
Resource Capital CDO, Ser CRE1, Cl C
3.652%, 12/15/2028 (C) (E)	400	404
Salus CLO, Ser 2012-1AN, Cl DN
6.977%, 03/05/2021	250	247
SRERS Funding CDO, Ser RS, Cl A1B1
0.425%, 05/09/2046 (C) (E)	1,777	1,669
T2 Income Fund CLO, Ser 2007-1A, Cl C
1.726%, 07/15/2019 (C)(E)	250	247
T2 Income Fund CLO, Ser 2007-1A, Cl D
2.977%, 07/15/2019 (C)(E)	350	342
TCW Global Project Fund II, Ser 2004-1A, Cl A2A
1.577%, 06/15/2016 (C) (D) (E)	850	807

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

TCW Global Project Fund III, Ser 2005-1A, Cl A1
0.877%, 09/01/2017 (C) (D) (E)	$1,250	$1,162
TCW Global Project Fund III, Ser 2005-1A, Cl A2
1.077%, 09/01/2017 (C) (D) (E)	500	423
Telos CLO, Ser 2013-3A, Cl D
4.476%, 01/17/2024 (C) (E)	1,050	1,032
Tricadia CDO, Ser 2006-6A, Cl A1LB
0.773%, 11/05/2041 (C) (E)	1,535	1,420
Tricadia CDO, Ser 2006-6A, Cl A2L
0.973%, 11/05/2041 (C) (E)	550	496
West Coast Funding, Ser 2006-1A, Cl A1A
0.371%, 11/02/2041 (C) (E)	3,033	2,935

		73,831

Total Collateralized Debt Obligations (Cost $82,331) ($ Thousands)		83,284

EXCHANGE TRADED FUNDS — 4.6%
iShares MSCI Italy Capped ETF	276,200	4,800
iShares MSCI Spain	113,482	4,859
PowerShares DB U.S. Dollar ETF	440,800	9,372
SPDR EURO STOXX 50 ETF	109,197	4,725

Total Exchange Traded Funds (Cost $22,921) ($ Thousands)		23,756

MORTGAGE-BACKED SECURITIES — 3.7%

Non-Agency Mortgage-Backed Obligations — 3.7%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.390%, 07/25/2037 (C)	597	397
Credit Suisse Mortgage Capital Certificates, Ser TF2A, Cl F
0.552%, 10/15/2021 (C)(E)	250	243
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA1, Cl 1A3
5.750%, 04/25/2036	2,163	1,865
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
0.442%, 02/25/2036 (C)	803	673
GreenPoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.230%, 02/25/2047 (C)	3,051	2,848
Residential Asset Securitization Trust, Ser 2006-A12, Cl A1
6.250%, 11/25/2036	3,637	2,785
Residential Asset Securitization Trust, Ser 2007-A1, Cl A9
5.750%, 03/25/2037	378	288

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-8, Cl 3CB1
6.000%, 10/25/2035	$260	$197
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-8, Cl A6
4.964%, 10/25/2036	1,470	1,033
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
0.963%, 11/25/2046 (C)	8,759	6,041
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-5, Cl A6
6.000%, 06/25/2037	357	298
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA4, Cl A1A
0.883%, 04/25/2047	913	694
Wells Fargo Alternative Loan Trust, Ser 2007-PA3, Cl 3A1
6.250%, 07/25/2037	1,683	1,535

Total Mortgage-Backed Securities (Cost $18,772) ($ Thousands)		18,897

PREFERRED STOCK — 2.0%

Financials — 0.9%
Alm Loan Funding *(C)	392	373
Aspen Insurance Holdings (C)	80,000	1,992
Goldman Sachs Group (C)	94,300	2,310
Morgan Stanley (C)	9,000	244

		4,919

Industrials — 1.1%
Seaspan	216,000	5,519

Total Preferred Stock (Cost $10,285) ($ Thousands)		10,438

MUNICIPAL BONDS — 1.2%
Detroit, GO
3.500%, 10/07/2016 (C)	6,000	6,000
Detroit, Water Supply System Revenue, RB
Callable 07/01/16 @ 100
5.000%, 07/01/2018	100	102

Total Municipal Bonds (Cost $6,100) ($ Thousands)		6,102

SOVEREIGN DEBT — 0.4%
Kenya Government International Bond
6.875%, 06/24/2024 (E)	2,050	2,132

Total Sovereign Debt (Cost $2,070) ($ Thousands)		2,132

Description	Shares/Contracts	Market Value ($ Thousands)

COMMON STOCK — 0.0%

Consumer Discretionary — 0.0%
Cengage Learning Holdings II *	5,114	$175

Total Common Stock (Cost $106) ($ Thousands)		175

Total Investments — 95.7% (Cost $490,662) ($ Thousands) ††		$495,654

PURCHASED OPTION *† — 0.1%
iShares 7-10 Year Treasury Bond, Call, Expires 09/20/14, Strike Price $104.00	9,747	$536

Total Purchased Option (Cost $595) ($ Thousands)		536

WRITTEN OPTION *† — 0.0%
iShares 7-10 Year Treasury Bond, Call, Expires 09/20/14, Strike Price $106.00	(9,747)	(195)

Total Written Option (Premiums Received $136) ($ Thousands)		$(195)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized (Depreciation) ($ Thousands)
7/2/14-9/17/14	EUR	8,904	USD 12,095	$(97)
8/5/14	AUD	500	USD 468	(2)

				$(99)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Barclays PLC	(12,663)	12,563	$(99)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

A list of open OTC swap agreements held by the Fund at June 30, 2014, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Bank of America	2.70%	3 Month USD - LIBOR	07/18/2023	$600	$(8)
Bank of America	1.56%	3 Month USD - LIBOR	07/03/2018	7,150	(27)

					$(35)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	S5HOME INDEX	Index Return	1-Month USD LIBOR Plus 30 Bps	07/08/2014	$(7,107)	$562
Bank of America	S5HOME INDEX	Index Return	1-Month USD LIBOR Plus 30 Bps	07/08/2014	(2,397)	180
Bank of America	S15EDSV INDEX	Index Return	1-Month USD LIBOR Plus 30 Bps	07/08/2014	(3,045)	30
Bank of America	S5HOME INDEX	Index Return	1-Month USD LIBOR Plus 30 Bps	07/08/2014	(998)	39
Bank of America	S15EDSV INDEX	Index Return	1-Month USD LIBOR Plus 33 Bps	08/02/2014	(7,985)	12
Bank of America	S5HOME INDEX	Index Return	1-Month USD LIBOR Plus 35 Bps	09/21/2014	(325)	11

						$834

A list of open centrally cleared swap agreements held by the Fund at June 30, 2014, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	3.13%	3 Month USD - LIBOR	06/08/2025	$17,400	$240
Bank of America	1.89%	6 Month EURIRBOR	06/08/2025	12,100	(326)

					$(86)

For the period ended June 30, 2014, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $517,860 ($ Thousands).

*	Non-income producing security.

†	For the period ended June 30, 2014, the total amount of open purchased option, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

‡	Real Estate Investment Trust.

(A)	Unsettled bank loan. Interest rate not available.

(B)	Unfunded bank loan.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2014.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2014 was $46,226 ($ Thousands) and represented 8.9% of Net Assets.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	Security in default on interest payments

AUD — Australian Dollar

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GO — General Obligation

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

SPV — Special Purpose Vehicle

USD — United States Dollar

††	At June 30, 2014, the tax basis cost of the Fund’s investments was $490,662 ($ Thousands), and the unrealized appreciation and depreciation were $9,075 ($ Thousands) and ($4,083) ($ Thousands) respectively.

As of June 30, 2014, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(1,516)	Barclays 0.70%	$(1,516)
(967)	Barclays 0.90%	(967)
(1,141)	Barclays 0.90%	(1,141)

		$(3,624)

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$115,098	$15,592	$130,690
Asset-Backed Securities	—	107,478	14,740	122,218
Corporate Obligations	—	94,527	3,435	97,962
Collateralized Debt Obligations	—	59,584	23,700	83,284
Exchange Traded Funds	23,756	—	—	23,756
Mortgage-Backed Securities	—	18,897	—	18,897
Preferred Stock	2,555	7,883	—	10,438
Municipal Bonds	—	6,102	—	6,102
Sovereign Debt	—	2,132	—	2,132
Common Stock	—	175	—	175

Total Investments in Securities	$26,311	$411,876	$57,467	$495,654

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

June 30, 2014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$536	$—	$—	$536
Written Option	(195)	—	—	(195)
Forwards Contracts*
Unrealized Depreciation	—	(99)	—	(99)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(35)	—	(35)
Total Return Swaps*
Unrealized Appreciation	—	834	—	834
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	240	—	240
Unrealized Depreciation	—	(326)	—	(326)
Reverse Repurchase Agreements	(3,624)	—	—	(3,624)

Total Other Financial Instruments	$(3,283)	$614	$—	$(2,669)

*	Forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Asset-Backed Securities	Corporate Obligations	Loan Participations	Collateralized Debt Obligations
Beginning balance as of October 1, 2013	$3,894	$—	$1,003	$29,056
Accrued discounts/premiums	1	1	—	84
Realized gain	1,820	—	4	246
Change in unrealized appreciation/(depreciation)	116	43	81	(208)
Purchases	1,183	3,405	12,201	6,515
Sales	(373)	(14)	(383)	(4,173)
Net transfer into of Level 3	8,099	—	2,888	13,706
Net transfer out of Level 3	—	—	(202)	(21,526)

Ending balance as of June 30, 2014	$14,740	$3,435	$15,592	$23,700

Changes in unrealized gains/(losses) included in earnings related to securities held at reporting date	$120	$43	$51	$(603)

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of June 30, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value ($ Thousands) at June 30, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized Loan Obligations	$2,177	6/6/2014 trade price	Trade Price	312-410L
	986	OAS off 4/28/2014 trade price	Indicative Quote	287L
	8,144	OAS off 5/30/2014 broker price	Indicative Quote	317-857L
	4,143	OAS off trade price	Indicative Quote	315-475L

Total Collateralized Loan Obligations	15,450

Asset-Backed Securities	324	Previous Day SNP Vendor Price	Indicative Quote	928L
	11,986	OAS off 5/30/2014 broker price	Indicative Quote	217-510L

Total Asset-Backed Securities	12,310

Convertible Bond	68	Quarterly model price	Indicative Quote	768L

Corporate Obligations	2,833	OAS off 3/28/2014 trade price	Indicative Quote	294L
	53	Quarterly model price	Indicative Quote	N/A
	481	OAS off 5/30/2014 broker price	Indicative Quote	305L

Total Corporate Obligations	3,367

Loan Participations	8,801	5/30/2014 broker price	Indicative Quote	259-606L
	3,369	Quarterly model price	Indicative Quote	502L
	2,861	Monthly model price	Indicative Quote	564-980L

Total Loan Participations	$15,031

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 28.6%

Consumer Discretionary — 0.1%
Starz - Liberty Capital *	37,500	$1,117
Time Warner Cable, Cl A	400	59

		1,176

Consumer Staples — 4.9%
Archer-Daniels-Midland	4,000	177
Cal-Maine Foods	4,900	364
Coca-Cola	11,200	474
Costco Wholesale	22,200	2,556
CVS Caremark	45,200	3,407
Diamond Foods *	47,300	1,334
Dr Pepper Snapple Group	67,900	3,978
Kimberly-Clark	55,100	6,128
Lorillard	66,800	4,073
Molson Coors Brewing, Cl B	11,000	816
Monster Beverage *	49,500	3,516
Omega Protein *	9,800	134
Philip Morris International	600	50
Pilgrim’s Pride *	197,000	5,390
Procter & Gamble	33,900	2,664
Sanderson Farms	31,000	3,013
Sprouts Farmers Market *	42,900	1,404
Tyson Foods, Cl A	126,300	4,741

		44,219

Energy — 7.3%
Basic Energy Services *	41,500	1,213
Carrizo Oil & Gas *	39,600	2,743
Chesapeake Energy	101,000	3,139
Chevron	18,190	2,375
Cimarex Energy	10,890	1,562
ConocoPhillips	95,710	8,205
EOG Resources	59,860	6,995
EQT	6,900	737
Exxon Mobil	87,130	8,772
Green Plains	41,500	1,364
Halliburton	22,390	1,590
Helmerich & Payne	46,600	5,411
Hess	20,120	1,990
Matrix Service *	25,200	826
Nabors Industries	144,120	4,233
Newfield Exploration *	12,900	570
Occidental Petroleum	4,240	435
Patterson-UTI Energy	153,200	5,353
Pioneer Energy Services *	27,500	482
REX American Resources *	14,400	1,056
Schlumberger, Cl A	1,170	138
Valero Energy	101,910	5,106
Whiting Petroleum *	18,340	1,472

		65,767

Financials — 3.2%
Alleghany *	8,800	3,855
Allied World Assurance Holdings	3,600	137
Annaly Capital Management †	151,600	1,733
Anworth Mortgage Asset †	69,700	360
Armada Hoffler Properties †	17,964	174
Ashford Hospitality Prime †	3,057	52
Aviv †	26,300	741
Capstead Mortgage †	131,800	1,733

Description	Shares	Market Value ($ Thousands)

CBRE Group, Cl A *	60,900	$1,951
Corporate Office Properties Trust †	1,510	42
Cousins Properties, Cl A †	121,294	1,510
E*Trade Financial *	85,700	1,822
Ellington Residential Mortgage †	7,100	121
Extra Space Storage †	12,420	661
iStar Financial *†	21,400	321
Mortgage Investment Trust †	43,400	822
Old Republic International	8,800	146
Parkway Properties †	25,100	518
Popular *	30,800	1,053
Principal Financial Group, Cl A	81,100	4,094
ProLogis †	54,202	2,227
Resource Capital †	110,400	622
Ryman Hospitality Properties †	17,800	857
Senior Housing Properties Trust †	24,310	590
SL Green Realty †	22,294	2,439
Sovran Self Storage †	3,970	307
Washington Prime Group *†	11,519	216

		29,104

Health Care — 6.9%
AbbVie	62,700	3,539
Affymetrix, Cl A *	114,100	1,017
Akorn *	72,900	2,424
Albany Molecular Research *	31,600	636
Alexion Pharmaceuticals *	2,200	344
Boston Scientific *	411,000	5,249
Cigna	61,200	5,629
Depomed *	13,000	180
Gilead Sciences *	57,500	4,767
Illumina *	30,600	5,463
Johnson & Johnson	76,600	8,014
Kindred Healthcare	42,100	972
Magellan Health Services *	18,300	1,139
Mallinckrodt *	700	56
MEDNAX *	35,000	2,035
Myriad Genetics *	14,000	545
Parexel International *	51,300	2,711
PDL BioPharma	383,400	3,711
PharMerica *	37,000	1,058
Repligen *	20,500	467
Thermo Fisher Scientific	48,900	5,770
United Therapeutics *	25,400	2,248
WellCare Health Plans *	60,500	4,517

		62,491

Industrials — 1.4%
AAON	7,800	261
Huntington Ingalls Industries, Cl A	28,200	2,667
Kimball International, Cl B	3,000	50
Lockheed Martin	17,600	2,829
Southwest Airlines, Cl A	186,800	5,017
Trinity Industries	43,000	1,880
US Ecology	2,800	137

		12,841

Information Technology — 3.1%
Amdocs	2,000	93
AVG Technologies *	140,700	2,832
Broadridge Financial Solutions	21,300	887
Constant Contact *	24,800	797
Convergys	146,800	3,147

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

DST Systems	30,900	$2,848
Electronic Arts *	143,200	5,137
Euronet Worldwide *	1,300	63
Intuit	38,100	3,068
LogMeIn *	68,900	3,212
Manhattan Associates *	71,700	2,469
Netscout Systems *	9,700	430
Pegasystems	12,600	266
Take-Two Interactive Software, Cl A *	77,300	1,719
WebMD Health, Cl A *	12,800	618

		27,586

Telecommunication Services — 0.7%
AT&T	3,300	117
Inteliquent	15,700	218
Level 3 Communications *	3,300	145
Verizon Communications	114,600	5,607

		6,087

Utilities — 1.0%
AGL Resources	95,800	5,272
Entergy	43,400	3,563

		8,835

Total Common Stock (Cost $238,330) ($ Thousands)		258,106

CORPORATE OBLIGATIONS — 7.4%

Consumer Discretionary — 0.6%
21st Century Fox America
6.150%, 02/15/2041	$165	200
4.500%, 02/15/2021	260	285
4.000%, 10/01/2023	185	193
3.000%, 09/15/2022	405	399
Comcast
6.450%, 03/15/2037	185	236
Dana Holding
6.000%, 09/15/2023	148	157
DIRECTV Holdings
5.200%, 03/15/2020	107	120
4.450%, 04/01/2024	348	369
3.800%, 03/15/2022	262	271
MCE Finance
5.000%, 02/15/2021 (A)	405	409
Numericable Group
5.375%, 05/15/2022 (A)	235	341
Omnicom Group
3.625%, 05/01/2022	167	172
Reed Elsevier Capital
8.625%, 01/15/2019	475	601
Sirius XM Radio
4.625%, 05/15/2023 (A)	421	403
Time Warner
4.000%, 01/15/2022	355	374
3.400%, 06/15/2022	595	603
Viacom
3.875%, 04/01/2024	344	350

		5,483

Consumer Staples — 0.4%
Altria Group
4.750%, 05/05/2021	210	232

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grupo Bimbo
3.875%, 06/27/2024 (A)	$703	$702
Kroger
3.400%, 04/15/2022	638	647
Marfrig Overseas
9.500%, 05/04/2020 (A)	375	403
Reynolds American
3.250%, 11/01/2022	330	318
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (A)(B)	235	238
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (A)	660	528

		3,068

Energy — 1.4%
Access Midstream Partners
4.875%, 03/15/2024	429	453
Cimarex Energy
4.375%, 06/01/2024	321	327
CNOOC Finance
3.000%, 05/09/2023	641	605
CNOOC Nexen Finance ULC
4.250%, 04/30/2024	289	295
DCP Midstream
4.750%, 09/30/2021 (A)	220	232
Diamond Offshore Drilling
4.875%, 11/01/2043	370	373
Ecopetrol
5.875%, 05/28/2045	309	320
Energy Transfer Partners
6.125%, 02/15/2017	200	223
5.200%, 02/01/2022	465	515
Enterprise Products Operating
5.200%, 09/01/2020	340	388
KazMunayGas National
7.000%, 05/05/2020 (A)	325	370
Kinder Morgan Energy Partners
3.950%, 09/01/2022	990	1,013
Korea National Oil
3.125%, 04/03/2017 (A)	465	484
Marathon Petroleum
5.125%, 03/01/2021	196	222
Nabors Industries
4.625%, 09/15/2021	360	390
Noble Energy
8.250%, 03/01/2019	153	193
4.150%, 12/15/2021	475	511
ONEOK
4.250%, 02/01/2022	300	300
Petroleos Mexicanos
3.500%, 07/18/2018 (A)	519	545
Petronas Capital
5.250%, 08/12/2019	330	375
Regency Energy Partners
4.500%, 11/01/2023	114	113
Reliance Holding USA
5.400%, 02/14/2022 (A)	1,161	1,254
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)	540	559
SM Energy
6.500%, 01/01/2023	43	46

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectra Energy Capital
6.200%, 04/15/2018	$315	$361
Transocean
6.500%, 11/15/2020	570	659
6.375%, 12/15/2021	3	4
Valero Energy
6.125%, 02/01/2020	480	567
Williams Partners
4.000%, 11/15/2021	585	612
3.900%, 01/15/2025	217	218
3.350%, 08/15/2022	185	183

		12,710

Financials — 2.9%
ING Bank
2.000%, 09/25/2015 (A)	665	676
American International Group
6.400%, 12/15/2020	325	392
4.875%, 06/01/2022	520	579
American Tower †
4.700%, 03/15/2022	365	392
3.500%, 01/31/2023	485	476
Bank of America
5.200%, 12/29/2049 (B)	397	380
4.000%, 04/01/2024	1,101	1,123
Barclays Bank
7.750%, 04/10/2023 (B)	393	438
7.625%, 11/21/2022	207	236
6.860%, 09/29/2049	131	148
6.625%, 03/30/2022	195	333
BNP Paribas
5.186%, 06/29/2049 (A)(B)	259	264
Citigroup
5.950%, 12/29/2049 (B)	510	515
3.875%, 10/25/2023	820	840
Credit Agricole
7.875%, 01/23/2024 (A)(B)	249	272
Credit Suisse
6.500%, 08/08/2023 (A)	649	720
Danske Bank MTN
5.684%, 12/31/2049 (B)	309	556
Ford Motor Credit
5.875%, 08/02/2021	695	816
Goldman Sachs Group MTN
4.000%, 03/03/2024	1,119	1,138
1.830%, 11/29/2023 (B)	810	829
Hartford Financial Services Group
5.125%, 04/15/2022	655	745
HBOS Capital Funding
4.939%, 05/29/2049 (B)	1,006	1,366
HCP †
5.375%, 02/01/2021	455	518
Health Care †
5.250%, 01/15/2022	695	780
Healthcare Realty Trust †
5.750%, 01/15/2021	285	322
Host Hotels & Resorts †
5.250%, 03/15/2022	190	209
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	746	755
IPIC GMTN
3.750%, 03/01/2017 (A)	460	489

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase
5.400%, 01/06/2042	$175	$200
3.625%, 05/13/2024	1,152	1,157
Lincoln National
4.200%, 03/15/2022	355	379
MetLife
5.700%, 06/15/2035	80	96
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	275	291
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)	1,058	1,115
Morgan Stanley MTN
5.500%, 07/28/2021	585	672
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	55	60
Nationwide Financial Services
5.375%, 03/25/2021 (A)	470	523
Navient MTN
7.250%, 01/25/2022	52	58
Nomura Holdings MTN
2.000%, 09/13/2016	804	817
PNC Bank
3.800%, 07/25/2023	960	993
Prudential Financial
5.625%, 06/15/2043 (B)	365	391
Rabobank Capital Funding Trust III
5.254%, 10/21/2016 (A)(B)	380	399
Rio Oil Finance Trust, Ser 2014-1
6.250%, 07/06/2024 (A)	528	554
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (B)	110	129
Societe Generale
5.922%, 04/05/2017 (A)(B)	115	123
4.196%, 01/26/2015 (B)	204	281
Standard Chartered MTN
4.000%, 07/12/2022 (B)	775	801
Trust F/1401
5.250%, 12/15/2024 (A)†	830	871
Turkiye Garanti Bankasi MTN
4.750%, 10/17/2019 (A)	365	367

		26,584

Health Care — 0.1%
Actavis Funding SCS
3.850%, 06/15/2024 (A)	297	300
Thermo Fisher Scientific
4.150%, 02/01/2024	365	382

		682

Industrials — 0.1%
Embraer
5.150%, 06/15/2022	149	161
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)	360	380
Odebrecht Finance
5.250%, 06/27/2029 (A)	457	455

		996

Information Technology — 0.2%
Baidu
3.250%, 08/06/2018	418	432
2.750%, 06/09/2019	264	265

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Seagate HDD Cayman
4.750%, 01/01/2025 (A)	$427	$424
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	103	107
Tencent Holdings MTN
3.375%, 05/02/2019 (A)	676	691
Total System Services
2.375%, 06/01/2018	262	262

		2,181

Materials — 0.9%
Barrick North America Finance
4.400%, 05/30/2021	206	215
Basell Finance BV
8.100%, 03/15/2027 (A)	220	295
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)	428	422
Dow Chemical
4.375%, 11/15/2042	232	222
4.250%, 11/15/2020	210	228
Gerdau Trade
5.750%, 01/30/2021 (A)	102	109
4.750%, 04/15/2023 (A)	764	755
Glencore Funding
3.125%, 04/29/2019 (A)	1,840	1,876
International Paper
4.750%, 02/15/2022	490	540
3.650%, 06/15/2024	247	248
Minsur
6.250%, 02/07/2024 (A)	875	954
NOVA Chemicals
5.250%, 08/01/2023 (A)	420	459
OCP
5.625%, 04/25/2024 (A)	341	358
Rio Tinto Finance USA
3.500%, 03/22/2022	192	197
Sealed Air
5.250%, 04/01/2023 (A)	332	337
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	408	380
Yamana
4.950%, 07/15/2024 (A)	778	783

		8,378

Telecommunication Services — 0.5%
AT&T
5.550%, 08/15/2041	245	275
3.000%, 02/15/2022	465	463
Comcel Trust
6.875%, 02/06/2024 (A)	208	225
Rogers Communications
4.000%, 06/06/2022	60	59
Sprint
7.875%, 09/15/2023 (A)	405	451
Telecom Italia Capital
7.175%, 06/18/2019	260	301
Telefonica Emisiones SAU
5.462%, 02/16/2021	200	227
T-Mobile USA
6.625%, 04/01/2023	380	412

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications
7.350%, 04/01/2039	$350	$467
5.150%, 09/15/2023	1,013	1,133
Virgin Media Finance
5.250%, 02/15/2022	200	196

		4,209

Utilities — 0.3%
Berkshire Hathaway Energy
6.125%, 04/01/2036	390	484
CMS Energy
5.050%, 03/15/2022	185	210
Constellation Energy Group
5.150%, 12/01/2020	70	79
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)	440	462
Talent Yield Investments
4.500%, 04/25/2022 (A)	1,301	1,346

		2,581

Total Corporate Obligations (Cost $64,716) ($ Thousands)		66,872

ASSET-BACKED SECURITIES — 5.0%

Automotive — 3.0%
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	519	520
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	51	51
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	160	160
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	1,275	1,276
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	550	551
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	530	530
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	575	576
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (A)	450	450
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	435	440
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (A)	594	614
Avis Budget Rental Car Funding AESOP, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (A)	1,404	1,413

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	$580	$583
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	907	908
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	596	596
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	1,115	1,120
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	200	202
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	294	295
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (A)	753	755
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (A)	729	727
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	430	430
Exeter Auto Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (A)	455	456
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	161	161
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	239	239
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (A)	450	449
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.610%, 09/15/2017	716	717
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	220	221
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	433	407
Ford Auto Securitization Trust, Ser 2013-R4A, Cl A1
1.487%, 08/15/2015	180	169
Ford Auto Securitization Trust, Ser 2014-R2A, Cl A1
1.353%, 03/15/2016 (A)	758	712
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	240	240
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A2
0.610%, 07/20/2016 (A)	1,040	1,040

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	$420	$421
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.704%, 12/10/2027 (A)(B)	929	931
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (A)	2,230	2,233
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	170	173
Mercedes Benz Auto Lease Trust, Ser 2014-A, Cl A2A
0.480%, 06/15/2016	672	672
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	623	623
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	1,278	1,281
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	856	894
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl C
1.810%, 04/15/2019	920	927
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 12/15/2017	1,035	1,040
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2A
0.640%, 04/17/2017	387	387
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	81	81

		26,671

Credit Cards — 0.8%
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.511%, 12/16/2019 (B)	570	572
Cabela’s Master Credit Card Trust, Ser 2013-1A, Cl A
2.710%, 02/17/2026 (A)	820	796
Cabela’s Master Credit Card Trust, Ser 2014-1, Cl A
0.502%, 03/16/2020 (B)	500	500
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	735	730
Chase Issuance Trust, Ser 2014-A2, Cl A2
2.770%, 03/15/2023	1,060	1,076
First National Master Note Trust, Ser 2013-2, Cl A
0.682%, 10/15/2019 (B)	794	795
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	1,000	1,003

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	$380	$384
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	382
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.532%, 12/15/2019 (B)	915	917

		7,155

Other Asset-Backed Securities — 1.2%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,405	1,408
Ally Master Owner Trust, Ser 2014-2, Cl A
0.522%, 01/16/2018 (B)	810	810
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.551%, 09/15/2017 (A)(B)	906	909
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	51	51
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	593	593
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	979	979
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.852%, 02/15/2017 (A)(B)	1,390	1,403
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	770	771
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.531%, 01/15/2018 (B)	838	840
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	999	999
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.643%, 06/20/2017 (B)	1,075	1,078
GE Equipment Small Ticket, Ser 2014-1A, Cl A2
0.590%, 08/24/2016 (A)	929	929
GSAA Home Equity Trust, Ser 2006-5, Cl 2A3
0.422%, 03/25/2036 (B)	745	524

		11,294

Total Asset-Backed Securities (Cost $45,030) ($ Thousands)		45,120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 4.6%

Agency Mortgage-Backed Obligations — 0.7%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.402%, 11/25/2023 (B)	$1,035	$1,149
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M3
4.652%, 02/25/2024 (B)	730	837
FNMA
4.000%, 05/01/2044	3,081	3,288
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M2
4.552%, 01/25/2024 (B)	512	584

		5,858

Non-Agency Mortgage-Backed Obligations — 3.9%
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	494	448
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (B)	1,764	1,969
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	262	285
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036	691	644
CHL Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.645%, 02/25/2047 (B)	602	501
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.782%, 03/15/2049 (B)	504	539
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.772%, 05/15/2046 (B)	514	570
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.213%, 12/10/2049 (B)	1,705	1,920
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (A)	429	421
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl A
1.054%, 06/11/2027 (A)(B)	835	836
Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl 1.3
1.300%, 06/15/2016	719	719
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	915	924

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
5.789%, 06/15/2038 (B)	$330	$342
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2013-G1, Cl A2
2.059%, 04/10/2031 (B)	748	729
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.342%, 12/25/2036 (B)	814	504
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.851%, 12/05/2031 (A)(B)	425	425
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	560	544
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	512	434
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	613	661
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	754	823
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	859	871
GS Mortgage Securities II, Ser 2013-KYO, Cl A
1.001%, 11/08/2029 (A)(B)	860	866
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.402%, 03/25/2035 (B)	422	363
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.272%, 07/25/2036 (B)	600	468
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.352%, 10/25/2036 (B)	631	544
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (A)(B)	629	630
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.703%, 02/12/2049 (B)	300	327
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.006%, 02/15/2051 (B)	254	285
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)	930	1,030
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP10, Cl A1A
5.439%, 01/15/2049	1,967	2,162

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049		877	$958
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051		904	1,008
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.071%, 06/15/2029 (A)(B)		1,145	1,145
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040		727	798
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (A)		687	695
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)		611	663
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049		2,302	2,486
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049		1,220	1,355
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (A)		590	591
PFP III, Ser 2014-1, Cl A
1.322%, 06/14/2031 (A)(B)		919	921
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049		297	298
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045		596	585
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046		856	865
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047		701	729

			34,881

Total Mortgage-Backed Securities (Cost $40,594) ($ Thousands)			40,739

SOVEREIGN DEBT — 0.4%

Sovereign Debt — 0.4%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	5,039	2,211
Bundesschatzanweisungen
2.875%, 09/11/2015		521	509
Indonesia Government International Bond MTN
5.875%, 01/15/2024 (A)		325	359
3.375%, 04/15/2023 (A)		319	296

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Description	Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Qatar Government International Bond
4.500%, 01/20/2022 (A)	355	$390

Total Sovereign Debt (Cost $3,473) ($ Thousands)		3,765

PREFERRED STOCK — 0.1%

Financials — 0.1%
Allstate (B)	5,925	149
Morgan Stanley (B)	30,000	836
State Street (B)	9,525	249

Total Preferred Stock (Cost $1,135) ($ Thousands)		1,234

U.S. TREASURY OBLIGATIONS — 66.5%
United States Treasury Bills (D)
0.080%, 09/25/2014	16,000	15,999
0.025%, 07/24/2014	130,000	129,998
0.025%, 08/14/2014	4,500	4,500
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	19,474	21,800
2.500%, 07/15/2016	37,096	40,255
2.375%, 01/15/2017	12,695	13,888
2.125%, 01/15/2019	24,143	27,191
2.000%, 01/15/2016	20,935	22,072
1.875%, 07/15/2015	45,921	47,694
1.625%, 01/15/2018	18,502	20,180
1.375%, 07/15/2018	4,106	4,487
0.125%, 04/15/2016	60,539	62,129
0.125%, 04/15/2017	55,560	57,470
0.125%, 04/15/2018	87,231	90,107
0.125%, 04/15/2019	39,611	40,787

Total U.S. Treasury Obligations (Cost $596,302) ($ Thousands)		598,557

Total Investments — 112.6% (Cost $989,580) ($ Thousands)††		$1,014,393

COMMON STOCK SOLD SHORT — (14.5)%

Consumer Discretionary — (6.8)%
AMC Networks, Cl A *	(51,300)	(3,154)
American Eagle Outfitters	(381,200)	(4,277)
American Public Education *	(19,500)	(670)
America’s Car-Mart *	(5,700)	(225)
Arctic Cat	(27,900)	(1,100)
bebe stores, Cl A	(88,600)	(270)
Big 5 Sporting Goods	(38,800)	(476)
BJ’s Restaurants *	(14,400)	(503)
Bob Evans Farms	(45,900)	(2,297)
Boyd Gaming *	(20,100)	(244)
Career Education *	(35,700)	(167)
Carriage Services	(20,300)	(348)
Carrols Restaurant Group *	(24,800)	(176)
Chuy’s Holdings *	(5,500)	(200)
Dana Holding	(5,500)	(134)
Del Frisco’s Restaurant Group *	(15,000)	(413)
Denny’s, Cl A *	(6,200)	(40)

Description	Shares	Market Value ($ Thousands)

Destination XL Group *	(47,300)	$(261)
DSW, Cl A	(50,500)	(1,411)
Federal-Mogul Holdings, Cl A *	(10,200)	(206)
Five Below *	(83,400)	(3,329)
Ford Motor	(515,400)	(8,886)
Fuel Systems Solutions *	(72,300)	(806)
General Motors	(6,100)	(221)
Gray Television *	(35,500)	(466)
Ignite Restaurant Group *	(3,500)	(51)
Isle of Capri Casinos *	(10,700)	(92)
Johnson Controls	(10,900)	(544)
Kate Spade *	(9,100)	(347)
Lincoln Educational Services	(12,700)	(57)
M/I Homes *	(17,300)	(420)
MDC Holdings	(71,300)	(2,160)
Meritage Homes *	(121,800)	(5,141)
Morgans Hotel Group *	(5,100)	(40)
New York *	(12,400)	(46)
Nexstar Broadcasting Group, Cl A	(84,200)	(4,346)
Pacific Sunwear of California *	(27,300)	(65)
Penn National Gaming *	(172,600)	(2,095)
Perry Ellis International, Cl A *	(25,800)	(450)
Pier 1 Imports	(111,600)	(1,720)
Pinnacle Entertainment *	(98,600)	(2,483)
PVH	(400)	(47)
Quiksilver *	(582,800)	(2,086)
ReachLocal *	(7,400)	(52)
Regis	(48,600)	(684)
RetailMeNot *	(25,500)	(679)
Scientific Games, Cl A *	(107,000)	(1,190)
Select Comfort *	(86,800)	(1,793)
Sinclair Broadcast Group, Cl A	(56,400)	(1,960)
Sonic Automotive, Cl A	(25,900)	(691)
Stoneridge *	(29,900)	(321)
Town Sports International Holdings	(32,000)	(213)
UCP, Cl A *	(4,900)	(67)
Universal Technical Institute	(3,600)	(44)
ValueVision Media, Cl A *	(39,600)	(198)
Visteon *	(4,900)	(475)
Vitacost.com *	(11,900)	(74)
VOXX International, Cl A *	(34,600)	(325)
Winnebago Industries *	(7,000)	(176)

		(61,412)

Financials — (1.4)%
Ambac Financial Group *	(57,400)	(1,568)
Assured Guaranty	(21,100)	(517)
Bancorp *	(15,600)	(186)
Consumer Portfolio Services *	(7,500)	(57)
Employers Holdings	(9,500)	(201)
Ezcorp, Cl A *	(54,900)	(634)
FXCM, Cl A	(18,900)	(283)
JGWPT Holdings, Cl A *	(28,700)	(323)
Meadowbrook Insurance Group	(4,000)	(29)
Ocwen Financial *	(89,500)	(3,320)
Phoenix *	(1,600)	(77)
Regional Management *	(18,700)	(290)
Waterstone Financial	(12,900)	(147)
WisdomTree Investments *	(420,400)	(5,196)

		(12,828)

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

Industrials — (1.5)%
Ameresco, Cl A *	(57,000)	$(401)
Armstrong World Industries *	(34,100)	(1,959)
Brink’s	(23,500)	(663)
Chart Industries *	(7,600)	(629)
Dynamic Materials	(3,900)	(86)
Layne Christensen *	(5,300)	(71)
LMI Aerospace *	(31,600)	(413)
NCI Building Systems *	(62,700)	(1,218)
Ply Gem Holdings *	(12,200)	(123)
PowerSecure International *	(276,900)	(2,697)
UTI Worldwide *	(505,400)	(5,226)

		(13,486)

Information Technology — (3.3)%
Apple	(14,200)	(1,320)
Applied Micro Circuits *	(346,700)	(3,748)
Applied Optoelectronics *	(7,500)	(174)
Black Box	(3,600)	(84)
CalAmp *	(16,100)	(349)
Calix *	(82,100)	(672)
Ceva, Cl A *	(6,100)	(90)
Cohu	(8,200)	(88)
Cray *	(44,400)	(1,181)
Digi International *	(7,700)	(73)
Electro Scientific Industries	(37,600)	(256)
Emulex *	(59,200)	(337)
Entropic Communications *	(310,400)	(1,034)
Exar *	(21,600)	(244)
Extreme Networks *	(596,700)	(2,649)
Hutchinson Technology *	(24,600)	(61)
II-VI *	(8,400)	(121)
Imation *	(10,600)	(36)
Immersion *	(31,100)	(396)
JDS Uniphase *	(41,100)	(512)
Kemet *	(27,500)	(158)
Kopin *	(19,200)	(62)
MoSys *	(46,800)	(147)
Nanometrics *	(8,200)	(150)
NeoPhotonics *	(26,700)	(111)
Numerex, Cl A *	(4,600)	(53)
Oplink Communications *	(5,800)	(98)
Procera Networks *	(175,500)	(1,771)
Radisys *	(35,800)	(125)
Rofin-Sinar Technologies *	(13,500)	(325)
Ruckus Wireless *	(158,500)	(1,888)
Silicon Graphics International *	(37,500)	(361)
Speed Commerce *	(11,400)	(43)
SunEdison *	(236,100)	(5,336)
Ultratech *	(77,300)	(1,714)
Veeco Instruments *	(94,300)	(3,514)
Viasat *	(8,200)	(475)

		(29,756)

Materials — (1.5)%
Advanced Emissions Solutions *	(20,300)	(465)
American Vanguard, Cl B	(131,700)	(1,741)
Axiall	(29,000)	(1,371)
Coeur Mining *	(293,700)	(2,696)
Louisiana-Pacific *	(352,500)	(5,295)

Description	Shares/Contracts	Market Value ($ Thousands)

LSB Industries *	(10,600)	$(442)
Noranda Aluminum Holding	(46,200)	(163)
RTI International Metals *	(22,400)	(596)
Schnitzer Steel Industries, Cl A	(12,900)	(336)
Wausau Paper	(9,000)	(97)

		(13,202)

Total Common Stock Sold Short (Proceeds $123,941) ($ Thousands)		$(130,684)

PURCHASED OPTIONS*‡ — 0.0%
Crude Oil Future Call, Expires: 09/20/2014, Strike Price $117.00	87	$99
Soybean Future Call, Expires: 07/19/2014, Strike Price $1,400.00	88	35

Total Purchased Options (Cost $321) ($Thousands)		$134

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate	241	Aug-2014	$1,176
Brent Crude Penultimate	34	Nov-2014	147
Brent Crude Penultimate	(51)	Nov-2015	(226)
Cattle	189	Aug-2014	745
Cocoa	(123)	Sep-2014	(45)
Coffee ‘C’	51	Sep-2014	58
Copper	(86)	Dec-2014	(259)
Corn	638	Sep-2014	(1,015)
Corn	(309)	Dec-2014	1,102
Cotton No. 2	(87)	Dec-2014	106
Crude Oil	103	Sep-2014	91
E-MINI MSCI AEFE Index	(136)	Sep-2014	(56)
Feeder Cattle	(17)	Aug-2014	(108)
Gasoline	17	Sep-2014	40
Gold 100oz	35	Aug-2014	195
Heating Oil	86	Aug-2014	54
Heating Oil	(34)	Nov-2014	63
ICE Natural Gas	(106)	Dec-2014	94
Lean Hogs	85	Aug-2014	88
Lean Hogs	69	Oct-2014	203
LME Aluminum	239	Sep-2014	41
LME Aluminum	(68)	Nov-2014	7
LME Copper	121	Sep-2014	501
LME Lead	35	Sep-2014	31
LME Nickel	121	Sep-2014	300
LME Zinc	69	Sep-2014	175
LME Zinc	86	Jun-2015	126
Natural Gas	360	Sep-2014	(831)
Natural Gas	119	Apr-2015	(23)
Natural Gas	35	Mar-2016	(35)
Palladium	102	Sep-2014	354
Platinum	137	Oct-2014	274

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Robusta Coffee	121	Sep-2014	$127
S&P 500 Index EMINI	(145)	Sep-2014	(135)
Silver 5,000oz	120	Sep-2014	1,283
Soybean	(87)	Aug-2014	341
Soybean	69	Nov-2014	(192)
Soybean	206	Dec-2014	(81)
Soybean Meal	105	Dec-2014	(371)
Sugar #11	339	Sep-2014	(188)
Sugar #11	(250)	Feb-2015	116
U.S. 10-Year Treasury Note	(286)	Sep-2014	(52)
U.S. 2-Year Treasury Note	(23)	Sep-2014	3
U.S. 5-Year Treasury Note	(32)	Sep-2014	(13)
U.S. Long Treasury Bond	(32)	Sep-2014	(33)
U.S. Ultra Long Treasury Bond	5	Sep-2014	13
Wheat	198	Sep-2014	(215)
Winter Wheat	73	Sep-2014	(127)

			$3,849

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Lists of the reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(5,940)	Bank of America 0.20%	$(5,940)
(7,125)	Bank of America 0.16%	(7,125)
(20,164)	Bank of America 0.14%	(20,164)
(7,475)	Barclays 0.12%	(7,475)
(19,839)	Barclays 0.12%	(19,839)
(40,313)	Chase Securities 0.90%	(40,313)
(12,700)	Bank of America 0.80%	(12,700)
(5,100)	Bank of America 0.80%	(5,100)
(13,058)	Barclays 0.70%	(13,058)
(12,003)	Barclays 0.70%	(12,003)
(6,985)	Barclays 0.70%	(6,985)

		$(150,702)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/2/14	USD	2,658	BRL	5,967	$49
7/2/14-5/3/21	BRL	15,554	USD	6,878	(156)
7/10/14	PLN	12,897	USD	4,211	(34)
7/10/14	USD	4,219	PLN	12,860	13
7/11/14	CAD	9,178	USD	8,407	(207)
7/11/14	EUR	5,122	USD	6,980	(33)
7/11/14	JPY	691,261	USD	6,813	(12)
7/11/14	USD	3,572	CAD	3,868	59
7/11/14	USD	68	EUR	50	1
7/11/14	USD	2,281	KRW	2,343,675	35
7/15/14	USD	4,549	NOK	27,196	(119)
7/16/14	USD	3,411	PEN	9,601	22
7/18/14	AUD	115	USD	106	(3)
7/24/14	USD	32	MXN	416	–
8/8/14	USD	1,129	IDR	13,352,889	(10)
8/21/14	GBP	201	USD	341	(3)

					$(398)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
BNP Paribas	(5,507)	5,365	$(142)
Brown Brothers Harriman	(9,383)	9,354	(29)
Citigroup	(4,244)	4,211	(33)
Credit Suisse First Boston	(7,671)	7,616	(55)
Deutsche Bank	(4,663)	4,644	(19)
Edward D. Jones	(4,549)	4,430	(119)
Goldman Sachs	(4,811)	4,854	43
Northern Trust	(152)	155	3
Royal Bank of Scotland	(3,419)	3,476	57
Standard Chartered	(2,281)	2,316	35
Standard Chartered Bank	(4,540)	4,552	12
UBS	(4,882)	4,731	(151)

			$(398)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swap agreements held by the Fund at June 30, 2014, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	Societe Generale	SELL	3.00	12/20/2017	(550)	$39
Credit Suisse	Kohl’s	SELL	1.00	6/20/2019	(471)	2
Credit Suisse	Kohl’s	SELL	1.00	6/20/2019	(190)	1
Credit Suisse	Kohl’s	SELL	1.00	6/20/2019	(192)	1
Credit Suisse	Kohl’s	SELL	1.00	6/20/2019	(276)	1
Deutsche Bank	Anadarko Petroleum	SELL	1.00	9/20/2017	(500)	24

						$68

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3 Month USD - LIBOR	04/12/42	2,790	$229

A list of open Centrally cleared swap agreements held by the Fund at June 30, 2014, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Morgan Stanley	CDX.NA.HY.21.V1-5Y Index	BUY	5.00	12/20/2018	2,856	(160)
Morgan Stanley	CDX.NA.IG.22.V1-5Y Index	BUY	1.00	6/20/2019	8,590	(50)

						$(210)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)(1)		Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/34		1,510	$35
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/24		4,100	—
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/24		1,990	8
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24		3,980	(18)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/24		3,520	(86)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24		2,310	(89)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24		2,630	(131)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/21		2,100	(11)
Morgan Stanley	3-Month USD - LIBOR	1.70%	07/02/19		1,900	—
Morgan Stanley	3-Month NZD - BKBM	4.27%	04/29/17	NZD	13,030	(2)
Morgan Stanley	3-Month AUD - BBSW	3.17%	01/13/17	AUD	9,330	84
Morgan Stanley	0.54%	3-Month USD - IBOR	05/06/16		56,710	(40)

						$(250)

For the period ended June 30, 2014, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $901,075 ($Thousands).

(1)	In U.S. Dollar unless otherwise indicated.

†	Real Estate Investment Trust.
*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2014.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on June 30, 2014. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at the time of purchase.

‡	For the period ended June 30, 2014, the total amount of open purchased option, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBS — Commercial Mortgage Backed Security

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Fannie Mae

GBP — British Pound

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean Wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over The Counter

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

S&P — Standard & Poor’s

Ser — Series

USD — United States Dollar

††	At June 30, 2014, the tax basis cost of the Fund’s investments was $989,580 ($ Thousands), and the unrealized appreciation and depreciation were $28,132 ($ Thousands) and ($3,319) ($ Thousands) respectively.

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$258,106	$—	$—	$258,106
Corporate Obligations	—	66,872	—	66,872
Asset-Backed Securities	—	45,120	—	45,120
Mortgage-Backed Securities	—	40,739	—	40,739
Sovereign Debt	—	3,765	—	3,765
Preferred Stock	249	985	—	1,234
U.S. Treasury Obligations	—	598,557	—	598,557

Total Investments in Securities	$258,355	$756,038	$—	$1,014,393

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(130,684)	$—	$—	$(130,684)

Total Securities Sold Short	$(130,684)	$—	$—	$(130,684)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$134	$—	$—	$134
Futures Contracts *
Unrealized Appreciation	7,854	—	—	7,854
Unrealized Depreciation	(4,005)	—	—	(4,005)
Reverse Repurchase Agreements	(150,702)	—	—	(150,702)
Forwards *
Unrealized Appreciation	—	179	—	179
Unrealized Depreciation	—	(577)	—	(577)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	68	—	68
Interest Rate Swaps *
Unrealized Appreciation	—	229	—	229
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(210)	—	(210)
Interest Rate Swaps *
Unrealized Appreciation	—	127	—	127
Unrealized Depreciation	—	(377)	—	(377)

Total Other Financial Instruments	$(146,719)	$(561)	$—	$(147,280)

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2014

As of June 30, 2014, the Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $2.4 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	65,045	—	—	—	65,045
Maximum potential amount of future payments	2,383,033	—	—	—	2,383,033
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis
points)[1]
0 - 100	—	—	1,253,033	—	—	1,253,033
101 - 200	—	—	1,130,000	—	—	1,130,000
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 150	—	—	—	—	—	—

Total	—	—	2,383,033	—	—	2,383,033

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2014

Description	Face Amount (1) (Thousands)/ Shares		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 13.1%

Agency Mortgage-Backed Obligations — 13.1%
FHLMC
2.500%, 5/27/2016		28,331	$29,385
FNMA TBA
3.500%, 7/1/2041		6,494	6,684
FNMA
5.250%, 9/15/2016		26,262	28,914
3.000%, 7/1/2043 to 10/1/2043		3,771	3,730

Total Mortgage-Backed Securities (Cost $68,563) ($ Thousands)			68,713

SOVEREIGN DEBT — 3.7%
Bundesrepublik Deutschland
3.250%, 7/4/2042	EUR	2,995	5,042
Canadian Government Bond
1.500%, 6/1/2023	CAD	5,435	4,844
Japan Government Ten Year Bond
0.600%, 12/20/2023	JPY	480,300	4,771
United Kingdom GILT
4.500%, 12/7/2042	GBP	2,360	4,852

Total Sovereign Debt (Cost $18,038) ($ Thousands)			19,509

EXCHANGE TRADED FUNDS — 1.5%
Invesco Municipal Opportunity Trust		147,730	1,862
iShares National AMT-Free Muni Bond ETF		26,673	2,898
Market Vectors High Yield Municipal Index ETF		92,981	2,804
WisdomTree Japan Hedged Equity Fund		7,797	385

Total Exchange Traded Funds (Cost $7,643) ($ Thousands)			7,949

PREFERRED STOCK † — 0.9%
Apartment Investment & Management		51,000	1,312
Hersha Hospitality Trust		49,075	1,230
Pebblebrook Hotel Trust		54,050	1,274
Sabra Health Care		43,875	1,101

Total Preferred Stock (Cost $4,950) ($ Thousands)			4,917

FOREIGN COMMON STOCK — 0.8%

China — 0.8%
Anhui Gujing Distillery, Cl B		73,822	153
Bengang Steel Plates, Cl B *		478,465	153
China Fangda Group, Cl B		316,782	150
China Merchants Property, Cl B *		36,967	51
China National Accord Medicines, Cl B		12,493	55

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

China Southern Glass *	146,530	$102
Dalian Refrigeration, Cl B	128,293	115
Dazhong Transportation Group, Cl B	193,053	119
Dongxu Optoelectronic Technology, Cl B *	253,810	154
Eastern Communications, Cl B *	280,370	154
Fiyta Holdings, Cl B *	132,810	104
Foshan Electrical and Lighting, Cl B	187,799	154
Guangdong Electric Power Development, Cl B	263,571	153
Huadian Energy, Cl B *	150,200	45
Huangshan Tourism Development, Cl B	68,100	82
Hubei Sanonda, Cl B	43,006	46
INESA Electron, Cl B *	156,298	73
Jiangling Motors, Cl B	9,805	38
Konka Group, Cl B	398,400	148
Lao Feng Xiang, Cl B *	59,890	155
SGSB Group, Cl B *	150,881	84
Shandong Chenming Paper Holdings *	296,645	148
Shanghai Baosight Software, Cl B	82,402	153
Shanghai Chlor-Alkali Chemical *	156,638	69
Shanghai Dajiang Food Group, Cl B *	172,160	62
Shanghai Diesel Engine, Cl B *	138,718	92
Shanghai Haixin Group, Cl B *	229,459	104
Shanghai Jinjiang *	103,334	154
Shanghai Jinjiang International, Cl B *	64,760	58
Shanghai Kaikai Industrial, Cl B *	131,868	101
Shanghai Lujiazui, Cl B *	105,608	153
Shanghai Material Trading, Cl B *	73,211	46
Shanghai Outer Gaoqiao, Cl B *	101,879	153
Shanghai Potevio, Cl B *	210,323	155
Shenzhen Properties & Resources Development Group, Cl B	46,900	30
Shenzhen Textile Holdings, Cl B *	61,654	44
Tianjin Marine Shipping, Cl B *	534,131	152
Weifu High-Technology Group, Cl B *	14,788	50
Wuxi Little Swan, Cl B	66,093	85
Yantai Changyu Pioneer *	69,220	153
Zhonglu, Cl B	68,972	57

Total Foreign Common Stock (Cost $4,287) ($ Thousands)		4,307

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds
3.625%, 08/15/43	$8,060	8,513
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	881	1,288
3.625%, 04/15/28	679	953
3.375%, 04/15/32	234	338
2.625%, 07/15/17	591	662
2.500%, 07/15/16	937	1,017
2.500%, 01/15/29	817	1,031
2.375%, 01/15/17	672	735
2.375%, 01/15/25	1,280	1,551

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2014

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

2.375%, 01/15/27		750	$921
2.125%, 01/15/19		576	649
2.125%, 02/15/40		426	542
2.125%, 02/15/41		529	678
2.000%, 01/15/16		1,215	1,280
2.000%, 01/15/26		1,082	1,275
1.875%, 07/15/15		552	573
1.875%, 07/15/19		702	791
1.750%, 01/15/28		779	897
1.625%, 01/15/18		656	715
1.375%, 07/15/18		1,125	1,229
1.375%, 01/15/20		915	1,004
1.375%, 02/15/44		646	710
1.250%, 07/15/20		1,745	1,912
1.125%, 01/15/21		1,457	1,579
0.750%, 02/15/42		900	848
0.625%, 07/15/21		1,839	1,937
0.625%, 01/15/24		1,718	1,780
0.625%, 02/15/43		655	594
0.375%, 07/15/23		2,328	2,373
0.125%, 04/15/16		1,736	1,781
0.125%, 04/15/17		2,543	2,630
0.125%, 04/15/18		2,424	2,504
0.125%, 04/15/19		1,305	1,344
0.125%, 01/15/22		1,849	1,861
0.125%, 07/15/22		1,906	1,919
0.125%, 01/15/23		2,275	2,267

Total U.S. Treasury Obligations (Cost $50,905) ($ Thousands)			52,681

TIME DEPOSITS — 70.0%
Brown Brothers Harriman
1.893%, 7/1/2014	AUD	—	—
0.260%, 7/1/2014	CAD	10	9
0.039%, 7/1/2014	GBP	53	91
0.030%, 7/1/2014	EUR	111	152
0.030%, 7/1/2014		366,757	366,757
0.005%, 7/1/2014	HKD	13,609	1,756
0.005%, 7/1/2014	JPY	1,441	14

Total Time Deposits (Cost $368,779) ($ Thousands)			368,779

Total Investments — 100.0% (Cost $523,165) ($ Thousands) ††			$526,855

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-YR E-MINI JGB Future	170	Sep-2014	$75
90-Day Euro$	(630)	Dec-2015	(143)
90-Day Euro$	1,260	Dec-2016	423
90-Day Euro$	(630)	Dec-2017	(189)
DJ Euro Stoxx 50 Index	51	Sep-2014	(21)
E-MINI MSCI EAFE Index	432	Sep-2014	132
Euro-Bund	(145)	Sep-2014	(416)
Euro-Buxl 30 Year Bond	36	Sep-2014	134
FTSE China Index	(383)	Jul-2014	(9)
Long Gilt 10-Year Bond	142	Sep-2014	24
S&P 500 Index EMINI	530	Sep-2014	244
S&P TSE 60 Index	29	Sep-2014	96
Topix Index	11	Sep-2014	29
U.S. Ultra Long Treasury Bond	361	Sep-2014	850

			$1,229

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/14/14	BRL	28,726	USD	12,517	$(462)
7/14/14	USD	11,761	BRL	28,726	1,218
9/17/14	CAD	5,099	USD	4,665	(114)
9/17/14	EUR	3,561	USD	4,823	(53)
9/17/14	JPY	481,792	USD	4,708	(51)
9/17/14	USD	4,410	CAD	4,821	108
9/17/14-5/10/21	GBP	2,842	USD	4,759	(97)

					$549

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	(25,236)	26,004	$768
Credit Suisse First Boston	(4,856)	4,759	(97)
Deutsche Bank	(4,876)	4,823	(53)
HSBC	(13,452)	13,382	(70)

			$549

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2014

A list of open OTC swap agreements held by the Fund at June 30, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18	(680)	$26
Citibank	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18	(1,750)	58
Citibank	CDX.EM.21.V1-5Y Index	SELL	5.00	06/20/19	(1,240)	20
Citibank	CDX.EM.21.V1-5Y Index	SELL	5.00	06/20/19	(1,040)	23
Citibank	CDX.EM.21.V1-5Y Index	SELL	5.00	06/20/19	(970)	18
Citibank	CDX.EM.21.V1-5Y Index	SELL	5.00	06/20/19	(1,490)	24
Citibank	CDX.EM.21.V1-5Y Index	SELL	5.00	06/20/19	(410)	(1)
JPMorgan Chase Bank	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18	(3,090)	132

						$300

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands) (1)		Net Unrealized Appreciation ($ Thousands)
Morgan Stanley	28-DAY MXN -TIIE	4.33%	08/06/14	MXN	138,145	$17

						$17

A list of open Centrally cleared swap agreements held by the Fund at June 30, 2014, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency	Notional Amount (Thousands)(1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	iTRAXX-EUROPE 20.V1-5Y Index	SELL	1.00	12/20/18		(2,730)	$13
Morgan Stanley	CDX.NA.HY.21.V1-5Y Index	SELL	5.00	12/20/18		(5,405)	92
Morgan Stanley	CDX.NA.HY.22.V1-5Y Index	SELL	5.00	06/20/19		(792)	10
Morgan Stanley	CDX.NA.HY.22.V1-5Y Index	SELL	5.00	06/20/19		(495)	7
Morgan Stanley	CDX.NA.HY.22.V1-5Y Index	SELL	5.00	06/20/19		(574)	8
Morgan Stanley	CDX.NA.HY.22.V1-5Y Index	SELL	5.00	06/20/19		(911)	13
Morgan Stanley	CDX.NA.HY.22.V2-5Y Index	SELL	5.00	06/20/19		(3,160)	(14)
Morgan Stanley	CDX.NA.HY.22.V2-5Y Index	SELL	5.00	06/20/19		(495)	(1)
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(13,850)	52
Morgan Stanley	CDX.NA.IG.22.V1-5Y Index	SELL	1.00	06/20/19		(1,240)	4
Morgan Stanley	CDX.NA.IG.22.V1-5Y Index	SELL	1.00	06/20/19		(920)	2
Morgan Stanley	CDX.NA.IG.22.V1-5Y Index	SELL	1.00	06/20/19		(880)	2
Morgan Stanley	CDX.NA.IG.22.V1-5Y Index	SELL	1.00	06/20/19		(850)	1
Morgan Stanley	CDX.NA.IG.22.V1-5Y Index	SELL	1.00	06/20/19		(520)	—
Morgan Stanley	iTRAXX-EUROPE 21.V1-5Y Index	SELL	1.00	06/20/19	EUR	(260)	1
Morgan Stanley	iTRAXX-EUROPE 21.V1-5Y Index	SELL	1.00	06/20/19	EUR	(340)	1
Morgan Stanley	iTRAXX-EUROPE Crossover 20.V1-5Y Index	SELL	5.00	12/20/18	EUR	(1,480)	17
Morgan Stanley	iTRAXX-EUROPE Crossover 21.V1-5Y Index	SELL	5.00	06/20/19	EUR	(260)	2
Morgan Stanley	iTRAXX-EUROPE Crossover 21.V1-5Y Index	SELL	5.00	06/20/19	EUR	(810)	(3)

							$207

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2014

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands)(1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	6-Month GBP - LIBOR	3.21%	06/27/44	GBP	410	$(5)
Morgan Stanley	6-Month GBP - LIBOR	3.24%	05/23/44	GBP	140	1
Morgan Stanley	6-Month GBP - LIBOR	3.24%	05/08/44	GBP	730	5
Morgan Stanley	6-Month GBP - LIBOR	3.28%	04/30/44	GBP	480	11
Morgan Stanley	6-Month GBP - LIBOR	3.25%	04/17/44	GBP	730	8
Morgan Stanley	6-Month GBP - LIBOR	3.25%	04/10/44	GBP	660	8
Morgan Stanley	6-Month GBP - LIBOR	3.33%	03/19/44	GBP	370	6
Morgan Stanley	GBP 6-Month LIBOR	3.29%	02/28/44	GBP	410	13
Morgan Stanley	6-Month EUR - LIBOR	2.05%	06/12/29	EUR	9,370	273
Morgan Stanley	3-Month CAD - LIBOR	2.67%	06/27/24	CAD	1,910	–
Morgan Stanley	2.70%	3-Month CAD - LIBOR	05/21/24	USD	380	2
Morgan Stanley	3-Month CAD - LIBOR	2.76%	05/07/24	CAD	2,060	22
Morgan Stanley	3-Month CAD - LIBOR	2.83%	04/29/24	CAD	1,990	34
Morgan Stanley	3-Month CAD - CDOR	2.78%	04/16/24	CAD	3,280	46
Morgan Stanley	3-Month CAD - CDOR	2.85%	04/09/24	CAD	2,890	58
Morgan Stanley	3-Month CAD - CDOR	2.79%	03/18/24	CAD	1,600	26
Morgan Stanley	3-Month CAD - CDOR	2.79%	02/28/24	CAD	3,990	72
Morgan Stanley	3-Month CAD - LIBOR	2.88%	02/19/24	CAD	3,070	80
Morgan Stanley	0.73%	6-Month EUR -LIBOR	06/12/19	USD	25,700	(131)

						$529

For the period ended June 30, 2014, the total amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $526,550 ($ Thousands)

(1)	In U.S. Dollar unless otherwise indicated.

*	Non-income producing security.

†	Real Estate Investment Trust

AMT — Alternative Minimum Tax

BRL — Brazilian Real

CAD — Canadian Dollar

DJ — Dow Jones

EAFE — Europe, Austalasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE— Financial Times and the London Stock Exchange

GBP — British Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

OTC — Over The Counter

S&P — Standard & Poor’s

TBA — To Be Announced

TIIE — Equilibrium Interbank Interest Rate

Topix — Tokyo Stock Price Index

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

††	At June 30, 2014, the tax basis cost of the Fund’s investments was $523,165 ($ Thousands), and the unrealized appreciation and depreciation were $3,772 ($ Thousands) and ($82) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$68,713	$—	$68,713
Exchange Traded Funds	7,949	—	—	7,949
Sovereign Debt	—	19,509	—	19,509
Preferred Stock	—	4,917	—	4,917
Foreign Common Stock	4,307	—	—	4,307
U.S. Treasury Obligations	—	52,681	—	52,681
Time Deposits	—	368,779	—	368,779

Total Investments in Securities	$12,256	$514,599	$—	$526,855

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,007	$—	$—	$2,007
Unrealized Depreciation	(778)	—	—	(778)
Forwards*
Unrealized Appreciation	—	1,326	—	1,326
Unrealized Depreciation	—	(777)	—	(777)
OTC Swaps*
Credit Default Swaps
Unrealized Appreciation	—	301	—	301
Unrealized Depreciation	—	(1)	—	(1)
Interest Rate Swaps
Unrealized Appreciation	—	17	—	17
Centrally Cleared Swaps*
Credit Default Swaps
Unrealized Appreciation	—	225	—	225
Unrealized Depreciation	—	(18)	—	(18)
Interest Rate Swaps
Unrealized Appreciation	—	665	—	665
Unrealized Depreciation	—	(136)	—	(136)

Total Other Financial Instruments	$1,229	$1,602	$—	$2,831

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2014

As of June 30, 2014, the Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $51.1 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	—	—	3,244,627	3,244,627
Maximum potential amount of future payments	—	—	—	51,143,004	51,143,004
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100	—	—	22,819,271	—	—	22,819,271
101 - 200	—	—	—	—	2,330,000	2,330,000
201 - 300	—	—	19,566,733	—	—	19,566,733
301 - 400	—	—	6,427,000	—	—	6,427,000
Greater than 150	—	—	—	—	—	—

Total	—	—	48,813,004	—	2,330,000	51,143,004

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2014

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher,
President

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher,
President

Date: August 29, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez,
Controller & CFO

Date: August 29, 2014